UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-5669

FIFTH THIRD FUNDS
(Exact Name of Registrant as Specified in Charter)

38 Fountain Square Plaza
Cincinnati, Ohio 45263
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including area code:  (800) 282-5706

(Name and Address of Agent for Service)

E. Keith Wirtz
President
Fifth Third Funds
38 Fountain Square Plaza
Cincinnati, Ohio 45202

with a copy to:
David A. Sturms
Vedder Price P.C.
222 North LaSalle Street
Chicago, IL  60601-1003

Date of fiscal year end: July 31

Date of reporting period:  July 31, 2012

Item 1.  Report to Stockholders.

Fifth Third Funds

2012
Stock and Bond Mutual Funds

Annual Report to Shareholders
July 31, 2012

Advised by:
F T A M
FIFTH THIRD ASSET MANAGEMENT

NOTICE OF DELIVERY OF PROSPECTUSES,
SEMI-ANNUAL REPORTS AND ANNUAL REPORTS
In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities and information regarding how the Funds voted during the most recent 12-month period ended June 30 is available without charge, upon request, on the Funds’ website at www.fifththirdfunds.com or by calling 1-800-282-5706 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Investments for periods ending April 30 and October 31 are filed on Form NQ and are available, without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov. They may be viewed at the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330).

Fifth Third Funds are distributed by FTAM Funds Distributor, Inc., member FINRA. FTAM Funds Distributor, Inc. is not an affiliate of Fifth Third Bank, Fifth Third Funds or Fifth Third Asset Management, Inc. Fifth Third Asset Management, Inc. serves as Investment Advisor to Fifth Third Funds and receives a fee for its services.

Fifth Third Funds, like all mutual funds:
• are NOT FDIC insured
• have no bank guarantee
• may lose value

Rev. 11/2010

FACTS	WHAT DOES Fifth Third Funds DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number and customer names
	■	customer addresses	and tax identification numbers
	■	account numbers	and account and transaction history

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Fifth Third Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Fifth Third Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	No
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	No
For our affiliates to market to you	No	No
For nonaffiliates to market to you	No	No

Questions?	Call 800-282-5706 or go to http://fifththirdfunds.com/

Who we are
Who is providing this notice?	Fifth Third Funds

What we do
How does Fifth Third Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Fifth Third Funds collect my personal information?	We collect your personal information, for example, when you
	■	open an account or conduct account
	■	transactions or request account information or
	■	when our service providers service your account.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
	■	sharing for affiliates’ everyday business purposes – information about your creditworthiness
	■	affiliates from using your information to market to you
	■	sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	■	Fifth Third Bank, Inc., Fifth Third Securities, Inc., Fifth Third Asset Management, Inc. See www.53.com for a list of all affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	■	State Street Bank and Trust, Boston Financial Data Services, FTAM Funds Distributor, Inc.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	■	None

Other important information

The Fifth Third Funds require its service providers to maintain technical, physical, and administrative safeguards. Additionally, when customer information is shared, the Fifth Third Funds require third parties to treat and maintain the privacy of customer information with the same degree of diligence and careful attention required by the Fifth Third Funds.

1

Our Message to You

Aside from a few months of economic bright spots in late 2011 and early 2012, uncertainty in Europe and cooling economic growth prospects in the U.S. and China dampened investor enthusiasm for much of the fiscal year. As such, Fifth Third Funds shareholders experienced mixed results in stock and bond investments.

Within the stock market, returns reported during the 12-month period ended July 31, 2012, included:

•	A 9.13% advance for the S&P 500® Index1 of large cap stocks.

•	A 1.20% advance for the S&P 400® Index1 of mid cap stocks.

•	A 3.99% advance for the S&P 600® Index1 of small cap stocks.

•	A –11.45% decline for the MSCI EAFE Index1 of international stocks.

Sources of turbulence were plenty during the period.

Within the opening weeks, U.S. Treasury securities were subject to an unprecedented credit rating downgrade and distress over the Euro Zone’s sovereign debt and financial markets returned to the fore. Steady drumbeats of doom and gloom about the solvency of countries such as Greece, Portugal, Spain, and Italy also raised questions about the overall stability and strength of the entire European Union. Meanwhile, the U.S. economy spent much of the first portion of the period in the doldrums, although the picture seemed to brighten around the New Year. Alas, the optimism proved short-lived as the employment market soured and consumers reined in their spending habits during the spring. Meanwhile, China acknowledged that its economy had downshifted into a modestly slower growth mode.

Some of the largest beneficiaries of the market troubles were holders of U.S. Treasury securities, which rallied amid multiple flights to quality. Moreover, the U.S. Federal Reserve (“Fed” or “Federal Reserve”) chimed in with its Operation Twist, in which it agreed to purchase $667 billion worth of long-term bonds between October 2011 and December 2012. To fund the buying spree, the central bank said it would sell short-term debt. Interestingly, while the effort helped flatten the yield curve at the long end, it had little impact at the short end, where yields lingered near historic lows. Of course, the Fed’s vow to keep its overnight lending rate near zero through 2014 likely factored into that dynamic as well.

The risk wave took stocks for a period-long ride, prompting “risk-off” plunges when fears built and driving “risk-on” buyers back into the market when conditions seemed more palatable. Large cap stocks generally outperformed, with mostly positive earnings reports supporting a late-stage rally through June and July. Mid cap and small cap stocks behaved in a more volatile fashion, while international stocks struggled to overcome the overhang of the European woes and broader global economic slowdown. Macro conditions pressured commodity prices and gold also contended with strength in the U.S. dollar, which benefited from investors’ desire for perceived safety.

As these broad macro events battered the market throughout the fiscal year, traditional fundamentals frequently fell out of focus for investors. As a result, many active money managers lagged their benchmark assignments.

Given the frustrations that such developments fueled, I’m proud of the performance of the family of Fifth Third Funds for the entire fiscal year. Our portfolio managers adhered to a higher-quality mandate, which, at times, results in short-term setbacks, but has consistently proven valuable over long-term periods. Furthermore, when the tide finally turns away from Treasuries, which it will, the potential gains for stocks and non-government backed bonds will be considerable.

Looking ahead, considerations on the macro front include:

•
Statistics related to the domestic economy suggest to us that the current recovery is still intact and should grow in the modest 2% range (plus or minus) for now. We are mindful, however, of the fact that conditions did slow during the spring and summer months in 2010 and 2011.

•	Company fundamentals should remain solid and will likely outpace overall economic growth. We see earnings progressing at a 5% to 6% clip in 2012.

2

•
The Federal Reserve continues to signal nothing but accommodation. Bottom-line, we favor stocks over bonds, cash, and other asset classes. At this stage, market retrenchments should be viewed as an opportunity to buy good stocks.

•
The second half of the year will be consumed by November’s U.S. Presidential election. For the markets, the election outcome will be important and the key issues will center on the tax code: individual income tax rates, investment tax rates on dividends and capital gains, and corporate tax policies. Investors should be aware of these implications and should consider portfolio planning during the year.

Perhaps most importantly, your investment future won’t include most of us here at Fifth Third Funds. As we announced in April, Fifth Third Asset Management and Fifth Third Financial Corporation agreed to sell Fifth Third Asset Management’s interest in managing the Fifth Third Funds. For those of you in one of our money market funds, that means your money will be moving to existing money market funds from Federated Investors. For most of you in our stock and bond funds, your assets will be invested in existing and new mutual funds from Touchstone Advisors, although investors in the Strategic Income Fund and Micro Cap Value Fund will still be served by Fifth Third Asset Management professionals.

Whether you’ve been invested in Fifth Third Funds for months or years, all of us have appreciated the trust and loyalty that you have placed in us as stewards of your money. We’ve worked hard in an effort to generate benchmark-beating results while following a philosophy of investing in high-quality, fundamentally sound stocks and bonds. Through the ups and downs of the financial markets, we believed – and continue to believe – that such an approach is an essential element to any well-diversified, long-term investment plan.

To that end, we’re confident Federated and Touchstone – two larger, more diverse families of funds – will continue to serve your investment needs into the future.

As for the past, we sincerely thank you for your confidence in Fifth Third Funds.

Keith Wirtz, CFA®
Chief Investment Officer

1Terms and Definitions

The S&P 500® Stock Index is an index of 500 selected common stocks most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

The S&P MidCap 400® Index is an index of 400 selected common stocks that tracks U.S. firms with market capitalizations of $850 million to $3.8 billion.

The S&P SmallCap 600® Index is an index of 600 selected common stocks that tracks U.S. firms with market capitalization of $250 million to $1.2 billion.

The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE)® Index is generally representative of a sample of companies of the market structure of 20 European and Pacific Basin countries.

The above indices do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

CFA® is a trademark owned by the CPA Institute.

Duration is the weighted average maturity of a bond’s cash flow.

Sovereign Debt is the total amount owed to the holders of bonds issued by a national government.

3

Management Discussion of Fund Performance (Unaudited)

Mid Cap Growth Fund

For the 12-month period ended July 31, 2012, the Fifth Third Mid Cap Growth Fund (Institutional) gained 4.88% on a net of fee basis, outperforming its benchmark, the Russell MidCap® Growth Index, which advanced 0.67%.

The fiscal year featured dramatic sentiment swings among investors, who, as a result, endured considerable bouts of volatility. Within the opening weeks of the period, the credit rating of U.S. Treasury securities was subject to an unprecedented downgrade and concerns about the European financial system flared once again. While the Euro Zone worries proved to be a year-long issue, optimism about the U.S. economy actually grew through the winter months, only to be dashed amid lackluster employment market news during the period’s closing months.

Against this backdrop, stock selection in the Healthcare sector – most notably within the biotechnology industry – fueled relative gains for much of the fiscal year, although the group retreated somewhat in the risk-averse mindset of the final few months of the period. Exposure to cyclically oriented sectors, such as Industrials, further enhanced returns midway through the period as the U.S. economic outlook brightened.

Similarly, the decision to adopt a more defensive profile during the spring paid off as economic prospects soured. Meanwhile, investments in the Energy sector proved challenging in the second half of the fiscal year as companies contended with historically low natural gas prices and volatile oil prices, which tumbled after touching a 52-week high in February.

Pursuant to the agreement between Fifth Third Funds and Touchstone Funds, the Fifth Third Mid Cap Growth Fund were reorganized into Touchstone Funds’ Growth Opportunities Fund during the current quarter. We thank you for your confidence in us in the past.

Investment Risk Considerations

Mid-capitalization funds typically carry additional risk since mid-size companies generally have a higher risk of failure. Historically, mid-size companies’ stocks have experienced a greater degree of market volatility than large company stocks on average.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of July 31, 2012

	1 Year	5 Year	10 Year	Ending Value2
Institutional	4.88%	2.78%	8.22%	22,026
Class A Shares	–0.59%	1.48%	7.39%	20,399
Class B Shares	–1.16%	1.46%	7.27%	20,175
Class C Shares	3.90%	1.79%	7.14%	19,931
Russell Midcap® Growth Index1	0.67%	2.34%	9.57%	24,932

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 7/31/12, the gross expense ratios are 1.30% (Institutional Shares), 1.55% (Class A) and 2.30% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Sector Investment Concentration as of July 31, 2012
as a percentage of total investments

Top Ten Equity Holdings as of July 31, 2012 *
as a percentage of value of investments †

Alexion Pharmaceuticals, Inc.	2.68%
Mellanox Technologies, Ltd.	2.30%
Ross Stores, Inc.	2.19%
TransDigm Group, Inc.	2.11%
FMC Corp.	2.00%
Medivation, Inc.	1.94%
Cirrus Logic, Inc.	1.93%
Teradata Corp.	1.90%
Dollar Tree, Inc.	1.84%
Ecolab, Inc.	1.76%

*	Long-term securities.

†	Portfolio composition is subject to change.

4

Management Discussion of Fund Performance (Unaudited)

Mid Cap Growth Fund

Growth of a $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.fifththirdfunds.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1.
The Fund’s performance is measured against the Russell Midcap® Growth Index. The Russell Midcap® Growth Index measures the performance of those Russell midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

The Russell Midcap® Growth Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund’s performance reflects the deduction of fees for these value added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2.	The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2012.

5

Management Discussion of Fund Performance (Unaudited)

Quality Growth Fund

For the 12-month period ended July 31, 2012, the Fifth Third Quality Growth Fund (Institutional) gained 2.58% on a net of fee basis, underperforming its benchmark, the Russell 1000® Growth Index, which advanced 8.26%.

The fiscal year featured dramatic sentiment swings among investors, who, as a result, endured considerable bouts of volatility. Within the opening weeks of the period, the credit rating of U.S. Treasury securities was subject to an unprecedented downgrade and concerns about the European financial system flared once again. While the Euro Zone worries proved to be a year-long issue, optimism about the U.S. economy actually grew through the winter months, only to be dashed amid lackluster employment market news during the period’s closing months.

Against this backdrop, the Fund’s defensive positioning, including an overweight position, relative to the benchmark, in the Healthcare sector, aided relative performance through the early months of the period. It proved detrimental, however, as markets rallied midway through the fiscal year on news of improving economic conditions in the U.S.

Separately, investments in the Financials and Industrials sectors enhanced relative returns through the first quarter of 2012, although exposure in the Financials sector hurt as volatility returned during the latter portion of the fiscal year. Meanwhile, poor stock selection within the Consumer Discretionary sector steadily weighed on relative returns throughout the period.

Pursuant to the agreement between Fifth Third Funds, the Fifth Third Quality Growth Fund was reorganized into Touchstone Funds’ Large Cap Growth Fund during the current quarter. We thank you for your confidence in us in the past.

Investment Risk Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of July 31, 2012

	1 Year	5 Year	10 Year	Ending Value2
Institutional	2.58%	2.73%	5.31%	16,782
Class A Shares	–2.76%	1.44%	4.52%	15,556
Class B Shares	–3.42%	1.37%	4.42%	15,410
Class C Shares	1.56%	1.70%	4.26%	15,177
Russell 1000® Growth Index1	8.26%	3.46%	6.77%	19,252

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 7/31/12, the gross expense ratios are 1.15% (Institutional Shares), 1.40% (Class A) and 2.15% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares

Sector Investment Concentration as of July 31, 2012
as a percentage of total investments

Top Ten Equity Holdings as of July 31, 2012 *
as a percentage of value of investments †

Apple, Inc.	6.72%
International Business Machines Corp.	4.21%
Exxon Mobil Corp.	3.37%
Coca-Cola Co. (The)	3.03%
Fiserv, Inc.	2.16%
FMC Corp.	2.14%
McDonald’s Corp.	2.08%
Alexion Pharmaceuticals, Inc.	2.04%
Qualcomm, Inc.	2.01%
Valspar Corp.	2.00%

*	Long-term securities.

†	Portfolio composition is subject to change.

6

Management Discussion of Fund Performance (Unaudited)

Quality Growth Fund

Growth of a $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.fifththirdfunds.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1.
The Fund’s performance is measured against the Russell 1000® Growth Index. The Russell 1000® Growth Index measures the performance of 1,000 securities found in the Russell universe with higher price–to–book ratios and higher forecasted growth values.

The Russell 1000® Growth Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund’s performance reflects the deduction of fees for these value added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2.	The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2012.

7

Management Discussion of Fund Performance (Unaudited)

Micro Cap Value Fund

For the 12-month period ended July 31, 2012, the Fifth Third Micro Cap Value Fund (Institutional) gained 0.66% on a net of fee basis, underperforming its benchmarks, the Russell Micro Cap® Value Index, which advanced 2.22%, and the Russell 2000® Value Index, which rose 0.89%.

The fiscal year featured dramatic sentiment swings among investors, who, as a result, endured considerable bouts of volatility. Within the opening weeks of the period, the credit rating of U.S. Treasury securities was subject to an unprecedented downgrade and concerns about the European financial system flared once again. While the Euro Zone worries proved to be a year-long issue, optimism about the U.S. economy actually grew through the winter months, only to be dashed amid lackluster employment market news during the period’s closing months.

Against this backdrop, the Fund benefited during the early portion of the fiscal year from more defensive positioning. This included an underweight position, relative to the benchmark, in the economically sensitive Consumer Discretionary sector and an overweight stake in the traditionally conservative Consumer Staples sector. An increase in exposure to the more cyclical Industrials sector reduced the Fund’s defensive profile midway through the period – a shift that helped as the U.S. economic outlook brightened, but hurt as broad market volatility returned during the spring. Ineffective stock selection in the Energy sector further hindered relative performance as companies contended with historically low natural gas prices and volatile oil prices, which tumbled after touching a 52-week high in February.

Pursuant to the agreement between Fifth Third Funds and Touchstone Funds, the Fifth Third Micro Cap Value Fund was reorganized into Touchstones Funds’ Micro Cap Value Fund and your portfolio management team will serve as portfolio managers for Touchstone Funds’ Micro Cap Value Fund. We look forward to continuing to work for you into the future.

Investment Risk Considerations

Micro capitalization funds typically carry additional risk since micro-cap companies generally have a higher risk of failure. Historically, micro-cap stocks have experienced a greater degree of market volatility than large company stocks on average.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of July 31, 2012

	1 Year	5 Year	10 Year		Ending Value2
Institutional	0.66%	1.70%	10.23%		26,479
Class A Shares	–4.71%	0.41%	9.38%		24,506
Class B Shares	–5.51%	0.41%	9.40%		24,550
Class C Shares	–0.53%	0.69%	9.23%		24,174
Russell 2000®
Value Index1	0.89%	0.52%	8.11%		21,817
Russell Microcap® Value Index1	2.22%	–2.06%	7.48	%3	20,577

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 7/31/12, the gross expense ratios are 1.76% (Institutional Shares), 2.01% (Class A) and 2.76% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Sector Investment Concentration as of July 31, 2012
as a percentage of total investments

Top Ten Equity Holdings as of July 31, 2012 *
as a percentage of value of investments †

ViewPoint Financial Group	1.69%
Unitil Corp.	1.62%
BofI Holding, Inc.	1.53%
Monmouth Real Estate Investment Corp.	1.52%
Chesapeake Utilities Corp.	1.50%
Dime Community Bancshares, Inc.	1.47%
Renasant Corp.	1.37%
PH Glatfelter Co.	1.35%
OfficeMax, Inc.	1.35%
Stage Stores, Inc.	1.32%

*	Long-term securities.

†	Portfolio composition is subject to change.

8

Management Discussion of Fund Performance (Unaudited)

Micro Cap Value Fund

Growth of a $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.fifththirdfunds.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund’s benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1.
The Fund’s performance is measured against the Russell 2000® Value Index and the Russell Microcap® Value Index. The Russell 2000® Value Index measures the performance of those Russell 2000® companies with a less-than-average growth orientation. The Russell Microcap® Value Index measures the performance of those Russell Microcap companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Value Index and the Russell Microcap® Value Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2.	The ending value represents the value of a $10,000 investment in the indicated share class for the 10-year period ended July 31, 2012.

3.	The average annual total return for the Russell Microcap® Value Index since its inception.

9

Management Discussion of Fund Performance (Unaudited)

Small Cap Value Fund

For the 12-month period ended July 31, 2012, the Fifth Third Small Cap Value Fund (Institutional) decreased –2.42% on a net of fee basis, underperforming its benchmark, the Russell 2000® Value Index, which advanced 0.89%.

The fiscal year featured dramatic sentiment swings among investors, who, as a result, endured considerable bouts of volatility. Within the opening weeks of the period, the credit rating of U.S. Treasury securities was subject to an unprecedented downgrade and concerns about the European financial system flared once again. While the Euro Zone worries proved to be a year-long issue, optimism about the U.S. economy actually grew through the winter months, only to be dashed amid lackluster employment market news during the period’s closing months.

 Against this backdrop, the Fund benefited early on from an overweight position, relative to the benchmark, in the traditionally defensive Consumer Staples sector, where food retailer holdings supplied a relative lift. Ineffective stock selection, however, in the economically sensitive Industrials sectors diminished relative gains as the U.S. economy showed signs of life midway through the period. Holdings in the Energy sector further hindered relative performance as companies contended with historically low natural gas prices and volatile oil prices, which tumbled after touching a 52-week high in February.

Pursuant to the agreement between Fifth Third Funds and Touchstone Funds, the Fifth Third Small Cap Value Fund was reorganized into Touchstone Funds’ Small Company Value Fund during the current quarter. We thank you for your confidence in us in the past.

Investment Risk Considerations

Small capitalization funds typically carry additional risk since smaller companies generally have a higher risk of failure. Historically, smaller companies’ stocks have experienced a greater degree of market volatility than large company stocks on average. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of July 31, 2012

	Inception			Since	Ending
	Date	1 Year	5 Year	Inception	Value2
Institutional	4/1/03	–2.42%	2.25%	8.83%	22,038
Class A Shares	4/1/03	–7.51%	0.94%	7.96%	20,436
Class B Shares	4/1/03	–7.91%	0.89%	7.87%	20,272
Class C Shares	4/1/03	–3.39%	1.21%	7.73%	20,035
Russell 2000® Value Index1		0.89%	0.52%	9.68%	23,697

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 7/31/12, the gross expense ratios are 1.41% (Institutional Shares), 1.66% (Class A) and 2.41% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Sector Investment Concentration as of July 31, 2012
as a percentage of total investments

Top Ten Equity Holdings as of July 31, 2012 *
as a percentage of value of investments †

Kemper Corp.	1.86%
CubeSmart	1.77%
Lexington Realty Trust	1.75%
W&T Offshore, Inc.	1.75%
Black Hills Corp.	1.75%
OfficeMax, Inc.	1.74%
Avista Corp.	1.73%
American Equity Investment Life Holding Co.	1.68%
MedAssets, Inc.	1.67%
Symmetry Medical, Inc.	1.66%

*	Long-term securities.

†	Portfolio composition is subject to change.

10

Management Discussion of Fund Performance (Unaudited)

Small Cap Value Fund

Growth of a $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.fifththirdfunds.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1.
The Fund’s performance is measured against the Russell 2000® Value Index. The Russell 2000® Value Index measures the performance of those Russell 2000® companies with a less–than–average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios.

The Russell 2000® Value Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund’s performance reflects the deduction of fees for these value added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2.	The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2012.

11

Management Discussion of Fund Performance (Unaudited)

All Cap Value Fund

For the 12-month period ended July 31, 2012, the Fifth Third All Cap Value Fund (Institutional) gained 0.76% on a net of fee basis, underperforming its benchmark, the Russell 3000® Value Index, which advanced 7.09%.

The fiscal year featured dramatic sentiment swings among investors, who, as a result, endured considerable bouts of volatility. Within the opening weeks of the period, the credit rating of U.S. Treasury securities was subject to an unprecedented downgrade and concerns about the European financial system flared once again. While the Euro Zone worries proved to be a year-long issue, optimism about the U.S. economy actually grew through the winter months, only to be dashed amid lackluster employment market news during the period’s closing months.

Against this backdrop, the Fund’s slightly pro-cyclical profile – as evidenced by underweight positions, relative to the benchmark, in the Utilities and Consumer Staples sectors – hurt relative performance during the early portion of the period. Such positioning, however, proved beneficial, as did effective stock selection and an overweight stake in the Financials sector, as economic prospects in the U.S. brightened midway through the period. Yet, investments in the Energy sector hindered relative results throughout the fiscal year as companies contended with historically low natural gas prices and volatile oil prices, which tumbled after touching a 52-week high in February.

Pursuant to the agreement between Fifth Third Funds and Touchstone Advisors, the Fifth Third All Cap Value Fund was reorganized into Touchstone Funds’ Value Fund during the current quarter. We thank you for your confidence in us in the past.

Investment Risk Considerations

Small capitalization funds typically carry additional risk since smaller companies generally have a higher risk of failure. Historically, smaller companies’ stocks have experienced a greater degree of market volatility than large company stocks on average.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of July 31, 2012

	1 Year	5 Year	10 Year	Ending Value2
Institutional	0.76%	–3.37%	6.65%	19,046
Class A Shares	–4.47%	–4.57%	5.85%	17,655
Class B Shares	–5.12%	–4.61%	5.75%	17,494
Class C Shares	–0.25%	–4.33%	5.58%	17,210
Russell 3000®
Value Index1	7.09%	–0.93%	6.54%	18,845
Russell Midcap® Value Index1	3.81%	1.13%	9.35%	24,456

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 7/31/12, the gross expense ratios are 1.53% (Institutional Shares), 1.78% (Class A) and 2.53% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Sector Investment Concentration as of July 31, 2012
as a percentage of total investments

Top Ten Equity Holdings as of July 31, 2012 *
as a percentage of value of investments †

General Electric Co.	3.95%
AT&T, Inc.	3.12%
Merck & Co., Inc.	2.96%
Amgen, Inc.	2.88%
Intel Corp.	2.79%
Citigroup, Inc.	2.78%
Cisco Systems, Inc.	2.72%
UnitedHealth Group, Inc.	2.68%
Chevron Corp.	2.40%
CIGNA Corp.	2.31%

*	Long-term securities.

†	Portfolio composition is subject to change.

12

Management Discussion of Fund Performance (Unaudited)

All Cap Value Fund

Growth of a $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.fifththirdfunds.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund’s benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1.
The Fund’s performance is measured against the Russell 3000® Value Index and the Russell Midcap® Value Index. The Russell 3000® Value Index measures the performance of those companies in the Russell 3000® Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index measures the performance of those Russell mid cap companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Value and the Russell Midcap® Value Indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2.	The ending value represents the value of a $10,000 investment in the indicated share class for the 10-year period ended July 31, 2012.

13

Management Discussion of Fund Performance (Unaudited)

Disciplined Large Cap Value Fund

For the 12-month period ended July 31, 2012, the Fifth Third Disciplined Large Cap Value Fund (Institutional) advanced 3.25% on a net of fee basis, underperforming its benchmark, the Russell 1000® Value Index, which gained 7.64%.

The fiscal year featured dramatic sentiment swings among investors, who, as a result, endured considerable bouts of volatility. Within the opening weeks of the period, the credit rating of U.S. Treasury securities was subject to an unprecedented downgrade and concerns about the European financial system flared once again. While the Euro Zone worries proved to be a year-long issue, optimism about the U.S. economy actually grew through the winter months, only to be dashed amid lackluster employment market news during the period’s closing months.

Against this backdrop, the Fund’s pro-cyclical profile struggled during the period. For example, ineffective stock selection and an overweight position, relative to the benchmark, in the economically sensitive Information Technology sector hindered relative results, as did weak stock selection and an underweight stake in the defensive Utilities sector. Stock selection in the Financials and Materials sectors also detracted.

Alternatively, solid stock selection in the Energy and Telecommunication Services sectors supplied a relative lift, along with an overweight position in the Healthcare sector. Investments in the Industrials and Consumer Staples sectors further enhanced relative returns.

Pursuant to the agreement between Fifth Third Funds and Touchstone Funds, the Fifth Third Disciplined Large Cap Value Fund was reorganized into Touchstone Funds’ Value Fund during the current quarter. We thank you for your confidence in us in the past.

Investment Risk Considerations

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of July 31, 2012

	1 Year	5 Year	10 Year	Ending Value2
Institutional	3.25%	–1.91%	5.88%	17,699
Class A Shares	–2.19%	–3.15%	5.07%	16,403
Class B Shares	–2.73%	–3.22%	4.98%	16,259
Class C Shares	2.25%	–2.87%	4.82%	16,018
Russell 1000® Value Index1	7.64%	–1.06%	6.42%	18,267

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 7/31/12, the gross expense ratios are 1.12% (Institutional Shares), 1.37% (Class A) and 2.12% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Sector Investment Concentration as of July 31, 2012
as a percentage of total investments

Top Ten Equity Holdings as of July 31, 2012 *
as a percentage of value of investments †

Merck & Co., Inc.	4.53%
General Electric Co.	4.44%
AT&T, Inc.	4.35%
Chevron Corp.	4.21%
BP PLC	3.72%
Cisco Systems, Inc.	3.71%
Citigroup, Inc.	3.67%
Amgen, Inc.	2.97%
Royal Dutch Shell PLC	2.86%
General Dynamics Corp.	2.80%

*	Long-term securities.

†	Portfolio composition is subject to change.

14

Management Discussion of Fund Performance (Unaudited)

Disciplined Large Cap Value Fund

Growth of a $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.fifththirdfunds.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1.
The Fund’s performance is measured against the Russell 1000® Value Index. The Russell 1000® Value Index measures the performance of 1,000 securities found in the Russell universe with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earning ratios, higher dividend yields and lower forecasted growth values.

The Russell 1000® Value Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2.	The ending value represents the value of a $10,000 investment in the indicated share class for the 10-year period ended July 31, 2012.

15

Management Discussion of Fund Performance (Unaudited)

International Equity Fund

For the 12-month period ended July 31, 2012, the Fifth Third International Equity Fund (Institutional) declined –13.47% on a net of fee basis, underperforming its benchmark, the MSCI EAFE Index, Net, which declined –11.45%.

The European debt crisis dominated financial market developments worldwide throughout the fiscal year, leading to weak stock performance across the globe. European Union countries struggled most significantly as a steady stream of bailout debates and the political fallout darkened investor sentiment. The resulting economic slowdown in Europe pressured export-reliant countries, as did decelerating growth in the United States, where a bout of mid-period optimism was dashed by lethargic job market numbers in the closing months. Meanwhile, Japan struggled with a persistently sluggish economy and a stubbornly high yen.

Against this backdrop, the Fund’s move to a pro-cyclical profile midway through the fiscal year aided relative returns while economic prospects brightened through the winter months, but hurt as expectations soured in the spring. Meanwhile, investments in Italy and Belgium proved a drag on relative performance as both countries contended with sovereign debt uncertainties. For all of Europe’s troubles, select holdings from the Continent did enhance relative results, as did stock selection in Japan for much of the period.

Pursuant to the agreement between Fifth Third Funds and Touchstone Funds, the Fifth Third International Equity Fund was reorganized into Touchstone Funds’ International Value Fund during the current quarter. We thank you for your confidence in us in the past.

Investment Risk Considerations

An investment in this Fund entails the special risks of international investing, including currency exchange fluctuation, government regulations, and the potential for political and economic instability. The Fund’s share price is expected to be more volatile than that of a U.S.-only fund.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of July 31, 2012

	1 Year	5 Year	10 Year	Ending Value2
Institutional	–13.47%	–7.02%	4.65%	15,759
Class A Shares	–17.96%	–8.22%	3.87%	14,620
Class B Shares	–18.60%	–8.18%	3.78%	14,499
Class C Shares	–14.37%	–7.97%	3.59%	14,228
MSCI EAFE Index, Net1	–11.45%	–5.61%	6.36%	18,529

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect interest expense as well as the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 7/31/12, the gross expense ratios are 1.43% (Institutional Shares), 1.68% (Class A) and 2.43% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Sector Investment Concentration as of July 31, 2012
as a percentage of total investments

Top Ten Equity Holdings as of July 31, 2012 *
as a percentage of value of investments †

Nestle SA	2.38%
Novartis AG	1.96%
Royal Dutch Shell PLC	1.70%
Total SA	1.50%
HSBC Holdings PLC	1.45%
BHP Billiton, Ltd.	1.30%
Vodafone Group PLC	1.30%
Commonwealth Bank of Australia	1.29%
BASF SE	1.24%
Bayer AG	1.23%

*	Long-term securities.

†	Portfolio composition is subject to change.

16

Management Discussion of Fund Performance (Unaudited)

International Equity Fund

Growth of a $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.fifththirdfunds.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1.
The Fund’s performance is measured against the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, Net. The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, Net is generally representative of a sample of companies of the market structure of 20 European and Pacific Basin countries.

The MSCI EAFE Index, Net does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2.	The ending value represents the value of a $10,000 investment in the indicated share class for the 10-year period ended July 31, 2012.

17

Management Discussion of Fund Performance (Unaudited)

Strategic Income Fund

For the 12-month period ended July 31, 2012, the Fifth Third Strategic Income Fund (Institutional) advanced 8.21% on a net of fee basis, outperforming its benchmark, the Barclays Capital U.S. Aggregate Bond Index, which gained 7.25%.

The fiscal year featured fairly persistent demand for U.S. Treasury securities from investors, who found plenty of reasons to avoid riskier assets. Within the opening weeks of the period, the credit rating of Treasuries was subject to an unprecedented downgrade and concerns about the European financial system flared once again. While the Euro Zone worries proved to be a year-long issue, optimism about the U.S. economy actually grew through the winter months, which prompted some to venture back into higher yielding securities. Yet, lackluster employment market news during the period’s closing months and continued concerns about Europe drove many back into the perceived safety of Treasuries.

In general, the Fund looks beyond government-issued bonds for solid, sustainable income streams from a variety of sources. As such, its significant underweight, relative to the benchmark, to Treasuries hindered relative performance during the period, along with some of foreign currency positions, which suffered in the face of strength in the U.S. dollar.

Alternatively, preferred stock, dividend-paying common stock, and corporate bond holdings supplied a relative boost, especially through the middle portion of the fiscal year as economic prospects in the U.S. brightened. Such positions struggled, however, during the spring as sentiment soured, although the Fund’s exposure to Real Estate Investment Trusts proved resilient.

Pursuant to the agreement between Fifth Third Funds and Touchstone Funds, the Fifth Third Strategic Income Fund was reorganized into Touchtone Funds’ Strategic Income Fund and your portfolio management team will continue to serve as portfolio managers for Touchstone Funds’ Strategic Income Fund. We look forward to continuing to work for you into the future.

Investment Risk Considerations

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of July 31, 2012

	1 Year	5 Year	10 Year	Ending Value2
Institutional	8.21%	6.35%	6.24%	18,316
Class A Shares	2.48%	5.01%	5.40%	16,923
Class B Shares	2.07%	4.98%	5.36%	16,860
Class C Shares	7.16%	5.31%	5.20%	16,603
Barclays Capital U.S. Aggregate Bond Index1	7.25%	6.91%	5.65%	17,325

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 7/31/12, the gross expense ratios are 1.35% (Institutional Shares), 1.60% (Class A) and 2.35% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The quoted performance does not reflect the deduction of taxes on Fund distributions or redemption of shares. Class A and Class B Shares were initially offered on April 1, 2004. Prior to such date, the quoted performance of Class A and Class B Shares reflects the performance of the Fifth Third/Maxus Income Fund Investor Shares, with an inception date of March 10, 1985, and is adjusted to reflect expenses and applicable sales charges for the respective share class.

Fund Holdings as of July 31, 2012
as a percentage of value of investments †

†	Portfolio composition is subject to change.

18

Management Discussion of Fund Performance (Unaudited)

Strategic Income Fund

Growth of a $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.fifththirdfunds.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund’s benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1.
The Fund’s performance is measured against the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate taxable SEC-registered debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.

The Barclays Capital U.S. Aggregate Bond Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2.	The ending value represents the value of a $10,000 investment in the indicated share class for the 10-year period ended July 31, 2012.

19

Management Discussion of Fund Performance (Unaudited)

LifeModel Aggressive FundSM

For the 12-month period ended July 31, 2012, the Fifth Third LifeModel Aggressive Fund (Institutional) gained 0.97% on a net of fee basis, underperforming its benchmark, a blend of the Russell 3000® Index and the Barclays Capital U.S. Intermediate Government/Credit Bond Index, which advanced 7.25%.

The fiscal year featured dramatic sentiment swings among investors, who, as a result, endured considerable bouts of volatility. Within the opening weeks of the period, the credit rating of U.S. Treasury securities was subject to an unprecedented downgrade and concerns about the European financial system flared once again. While the Euro Zone worries proved to be a year-long issue, optimism about the U.S. economy actually grew through the winter months, only to be dashed amid lackluster employment market news during the period’s closing months.

Throughout the 12-month period, equity markets struggled with these broad macro risks and, in certain respects, this led to conditions where traditional fundamentals held less importance than usual. Market sentiment repeatedly shifted between “risk-on” and risk-off,” which kept few stock trends from gaining traction. For the universe of active managers, competitive performance was hard to source and most managers trailed their benchmark assignments. Periods dominated by index returns were rare and usually brief.

Against this backdrop, the Fund’s exposure to international stocks, while within its targeted range, hurt relative returns as non-U.S. equities struggled considerably and the benchmark includes no overseas companies. An underweight position, relative to the benchmark, in bonds also diminished relative performance. Conversely, an overweight stake in large cap domestic stocks, one of the better performing asset classes during the period, bolstered relative results.

Pursuant to the agreement between Fifth Third Funds and Touchstone Funds, the Fifth Third LifeModel Aggressive Fund was reorganized into Touchstone Funds’ Growth Allocation Fund during the current quarter. We thank you for your confidence in us in the past.

Investment Risk Considerations

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

Average Annual Total Returns as of July 31, 2012

	Inception Date	1 Year	5 Year	Since Inception	Ending Value2
Institutional	8/1/02	0.97%	–1.04%	5.83%	17,628
Class A Shares	8/1/02	–4.37%	–2.32%	5.00%	16,287
Class B Shares	8/1/02	–4.98%	–2.33%	4.90%	16,140
Class C Shares	8/1/02	–0.10%	–2.08%	4.75%	15,899
LifeModel Aggressive Target Neutral 90% Russell 3000® Index/10% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend1		7.25%	1.94%	6.76%	19,234
Barclays Capital U.S. Intermediate Government/Credit Bond Index1		4.94%	6.02%	5.05%	16,373
Russell 3000® Index1		7.33%	1.29%	6.80%	19,306

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 7/31/12, the gross expense ratios are 0.61% (Institutional Shares), 0.86% (Class A) and 1.61% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Fund Holdings as of July 31, 2012
as a percentage of value of investments †

†	Portfolio composition is subject to change.

20

Management Discussion of Fund Performance (Unaudited)

LifeModel Aggressive FundSM

Growth of a $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.fifththirdfunds.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund’s benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1.
The Fund’s performance is measured against the LifeModel Aggressive Target Neutral 90% Russell 3000® Index/10% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend, an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc. The LifeModel Aggressive Target Neutral 90% Russell 3000® Index/10% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Barclays Capital U.S. Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

The Russell 3000® Index and the Barclays Capital U.S. Intermediate Government/Credit Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2.	The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2012.

21

Management Discussion of Fund Performance (Unaudited)

LifeModel Moderately Aggressive FundSM

For the 12-month period ended July 31, 2012, the Fifth Third LifeModel Moderately Aggressive Fund (Institutional) gained 2.24% on a net of fee basis, underperforming its benchmark, a blend of the Russell 3000® Index and the Barclays Capital U.S. Intermediate Government/Credit Bond Index, which advanced 6.98%.

The fiscal year featured dramatic sentiment swings among investors, who, as a result, endured considerable bouts of volatility. Within the opening weeks of the period, the credit rating of U.S. Treasury securities was subject to an unprecedented downgrade and concerns about the European financial system flared once again. While the Euro Zone worries proved to be a year-long issue, optimism about the U.S. economy actually grew through the winter months, only to be dashed amid lackluster employment market news during the period’s closing months.

Throughout the 12-month period, equity markets struggled with these broad macro risks and, in certain respects, this led to conditions where traditional fundamentals held less importance than usual. Market sentiment repeatedly shifted between “risk-on” and risk-off,” which kept few stock trends from gaining traction. For the universe of active managers, competitive performance was hard to source and most managers trailed their benchmark assignments. Periods dominated by index returns were rare and usually brief.

Against this backdrop, the Fund’s exposure to international stocks, while within its targeted range, hurt relative returns as non-U.S. equities struggled considerably and the benchmark includes no overseas companies. An underweight position, relative to the benchmark, in bonds also diminished relative performance. Conversely, an overweight stake in large cap domestic stocks, one of the better performing asset classes during the period, bolstered relative results.

Pursuant to the agreement between Fifth Third Funds and Touchstone Funds, the Fifth Third LifeModel Moderately Aggressive Fund was reorganized into Touchstone Funds’ Moderate Growth Allocation Fund during the current quarter. We thank you for your confidence in us in the past.

Investment Risk Considerations

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

Average Annual Total Returns as of July 31, 2012

	Inception Date	1 Year	5 Year	Since Inception	Ending Value2
Institutional	8/1/02	2.24%	0.32%	6.05%	17,996
Class A Shares	8/1/02	–3.11%	–0.93%	5.25%	16,677
Class B Shares	8/1/02	–3.78%	–0.98%	5.16%	16,539
Class C Shares	8/1/02	1.22%	–0.66%	5.01%	16,303
LifeModel Moderately Aggressive Target Neutral 70% Russell 3000® Index/ 30% Barclays Capital U.S. Intermediate Government/ Credit Bond Index Blend1		6.98%	3.13%	6.59%	18,927
Barclays Capital U.S. Intermediate Government/ Credit Bond Index1		4.94%	6.02%	5.05%	16,373
Russell 3000® Index1		7.33%	1.29%	6.80%	19,306

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 7/31/12, the gross expense ratios are 0.58% (Institutional Shares), 0.83% (Class A) and 1.58% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Fund Holdings as of July 31, 2012
as a percentage of value of investments †

†	Portfolio composition is subject to change.

22

Management Discussion of Fund Performance (unaudited)

LifeModel Moderately Aggressive FundSM

Growth of a $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.fifththirdfunds.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund’s benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1.
The Fund’s performance is measured against the LifeModel Moderately Aggressive Target Neutral 70% Russell 3000® Index/30% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend, an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc. The LifeModel Moderately Aggressive Target Neutral 70% Russell 3000® Index/30% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Barclays Capital U.S. Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

The Russell 3000® Index and the Barclays Capital U.S. Intermediate Government/Credit Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2.	The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2012.

23

Management Discussion of Fund Performance (unaudited)

LifeModel Moderate FundSM

For the 12-month period ended July 31, 2012, the Fifth Third LifeModel Moderate Fund (Institutional) gained 3.48% on a net of fee basis, underperforming its benchmark, a blend of the Russell 3000® Index and the Barclays Capital U.S. Intermediate Government/Credit Bond Index, which advanced 6.57%.

The fiscal year featured dramatic sentiment swings among investors, who, as a result, endured considerable bouts of volatility. Within the opening weeks of the period, the credit rating of U.S. Treasury securities was subject to an unprecedented downgrade and concerns about the European financial system flared once again. While the Euro Zone worries proved to be a year-long issue, optimism about the U.S. economy actually grew through the winter months, only to be dashed amid lackluster employment market news during the period’s closing months.

Throughout the 12-month period, equity markets struggled with these broad macro risks and, in certain respects, this led to conditions where traditional fundamentals held less importance than usual. Market sentiment repeatedly shifted between “risk-on” and risk-off,” which kept few stock trends from gaining traction. For the universe of active managers, competitive performance was hard to source and most managers trailed their benchmark assignments. Periods dominated by index returns were rare and usually brief.

Against this backdrop, the Fund’s exposure to international stocks, while within its targeted range, hurt relative returns as non-U.S. equities struggled considerably and the benchmark includes no overseas companies. An underweight position, relative to the benchmark, in bonds further hindered relative performance. Conversely, an overweight stake in large cap domestic stocks, one of the better performing asset classes during the period, bolstered relative results, although a bias toward less-robust value stocks diminished the relative lift.

Pursuant to the agreement between Fifth Third Funds and Touchstone Funds, the Fifth Third LifeModel Moderate Fund was reorganized into Touchstone Funds’ Balanced Allocation Fund during the current quarter. We thank you for your confidence in us in the past.

Investment Risk Considerations

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

Average Annual Total Returns as of July 31, 2012

	Inception Date	1 Year	5 Year	Since Inception	Ending Value2
Institutional	8/1/02	3.48%	1.69%	5.43%	16,972
Class A Shares	8/1/02	–1.84%	0.41%	4.63%	15,729
Class B Shares	8/1/02	–2.56%	0.35%	4.54%	15,593
Class C Shares	8/1/02	2.54%	0.68%	4.39%	15,370
LifeModel Moderate Target Neutral 50% Russell 3000® Index/ 50% Barclays Capital U.S. Intermediate Government/ Credit Bond Index Blend1		6.57%	4.15%	6.30%	18,414
Barclays Capital U.S. Intermediate Government/ Credit Bond Index1		4.94%	6.02%	5.05%	16,373
Russell 3000® Index1		7.33%	1.29%	6.80%	19,306

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 7/31/12, the gross expense ratios are 0.48% (Institutional Shares), 0.73% (Class A) and 1.48% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Fund Holdings as of July 31, 2012
as a percentage of value of investments †

†	Portfolio composition is subject to change.

24

Management Discussion of Fund Performance (unaudited)

LifeModel Moderate FundSM

Growth of a $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.fifththirdfunds.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund’s benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1.
The Fund’s performance is measured against the LifeModel Moderate Target Neutral 50% Russell 3000® Index/50% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend, an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc. The LifeModel Moderate Target Neutral 50% Russell 3000® Index/50% Barclays Capital U.S. Intermediate Government/Credit Bond Index blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Barclays Capital U.S. Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

The Russell 3000® Index and the Barclays Capital U.S. Intermediate Government/Credit Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2.	The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2012.

25

Management Discussion of Fund Performance (unaudited)

LifeModel Moderately Conservative FundSM

For the 12-month period ended July 31, 2012, the Fifth Third LifeModel Moderately Conservative Fund (Institutional) gained 4.03% on a net of fee basis, underperforming its benchmark, a blend of the Russell 3000® Index and the Barclays Capital U.S. Intermediate Government/Credit Bond Index, which advanced 6.32%.

The fiscal year featured fairly persistent demand for U.S. Treasury securities from investors, who found plenty of reasons to avoid riskier assets. Within the opening weeks of the period, the credit rating of Treasuries was subject to an unprecedented downgrade and concerns about the European financial system flared once again. While the Euro Zone worries proved to be a year-long issue, optimism about the U.S. economy actually grew through the winter months, which prompted some to venture back into higher yielding bonds. Yet, lackluster employment market news during the period’s closing months drove many back into the perceived safety of Treasuries.

Throughout the 12-month period, equity markets struggled with these broad macro risks and, in certain respects, this led to conditions where traditional fundamentals held less importance than usual. Market sentiment repeatedly shifted between “risk-on” and risk-off,” which kept few stock trends from gaining traction. For the universe of active managers, competitive performance was hard to source and most managers trailed their benchmark assignments. Periods dominated by index returns were rare and usually brief.

Against this backdrop, an underweight position, relative to the benchmark, in bonds diminished relative performance. The Fund’s modest exposure to international stocks, while within its targeted range, also hurt as non-U.S. equities struggled considerably and the benchmark includes no overseas companies. Conversely, an overweight stake in large cap domestic stocks, one of the better performing asset classes during the period, bolstered relative results.

Pursuant to the agreement between Fifth Third Funds and Touchstone Funds, the Fifth Third LifeModel Moderately Conservative Fund was reorganized into Touchstone Funds’ Conservative Allocation Fund during the current quarter. We thank you for your confidence in us in the past.

Investment Risk Considerations

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

Average Annual Total Returns as of July 31, 2012

	Inception Date	1 Year	5 Year	Since Inception	Ending Value2
Institutional	8/1/02	4.03%	2.49%	5.11%	16,459
Class A Shares	8/1/02	–1.39%	1.17%	4.30%	15,237
Class B Shares	8/1/02	–2.05%	1.12%	4.22%	15,124
Class C Shares	8/1/02	3.01%	1.46%	4.06%	14,890
LifeModel Moderately Conservative Target Neutral 40% Russell 3000® Index/ 60% Barclays Capital U.S. Intermediate Government/ Credit Bond Index Blend1		6.32%	4.61%	6.11%	18,087
Barclays Capital U.S. Intermediate Government/ Credit Bond Index1		4.94%	6.02%	5.05%	16,373
Russell 3000® Index1		7.33%	1.29%	6.80%	19,306

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 7/31/12, the gross expense ratios are 0.71% (Institutional Shares), 0.96% (Class A) and 1.71% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Fund Holdings as of July 31, 2012
as a percentage of value of investments †

†	Portfolio composition is subject to change.

26

Management Discussion of Fund Performance (unaudited)

LifeModel Moderately Conservative FundSM

Growth of a $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.fifththirdfunds.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund’s benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1.
The Fund’s performance is measured against the LifeModel Moderately Conservative Target Neutral 40% Russell 3000® Index/60% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend, an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc. The LifeModel Moderately Conservative Target Neutral 40% Russell 3000® Index/60% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Barclays Capital U.S. Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

The Russell 3000® Index and the Barclays Capital U.S. Intermediate Government/Credit Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2.	The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2012.

27

Management Discussion of Fund Performance (Unaudited)

LifeModel Conservative FundSM

For the 12-month period ended July 31, 2012, the Fifth Third LifeModel Conservative Fund (Institutional) gained 5.05% on a net of fee basis, underperforming its benchmark, a blend of the Russell 3000® Index and the Barclays Capital U.S. Intermediate Government/Credit Bond Index, which advanced 5.70%.

The fiscal year featured fairly persistent demand for U.S. Treasury securities from investors, who found plenty of reasons to avoid riskier assets. Within the opening weeks of the period, the credit rating of Treasuries was subject to an unprecedented downgrade and concerns about the European financial system flared once again. While the Euro Zone worries proved to be a year-long issue, optimism about the U.S. economy actually grew through the winter months, which prompted some to venture back into higher yielding bonds. Yet, lackluster employment market news during the period’s closing months drove many back into the perceived safety of Treasuries.

Throughout the 12-month period, equity markets struggled with these broad macro risks and, in certain respects, this led to conditions where traditional fundamentals held less importance than usual. Market sentiment repeatedly shifted between “risk-on” and risk-off,” which kept few stock trends from gaining traction. For the universe of active managers, competitive performance was hard to source and most managers trailed their benchmark assignments. Periods dominated by index returns were rare and usually brief.

Against this backdrop, an underweight position, relative to the benchmark, in bonds diminished relative performance. The Fund’s modest exposure to international stocks, while within its targeted range, also hurt as non-U.S. equities struggled considerably and the benchmark includes no overseas companies. Conversely, an overweight stake in large cap domestic stocks, one of the better performing asset classes during the period, bolstered relative results.

Pursuant to the agreement between Fifth Third Funds and Touchstone Funds, the Fifth Third LifeModel Conservative Fund was reorganized into Touchstone Funds’ Conservative Allocation Fund during the current quarter. We thank you for your confidence in us in the past.

Investment Risk Considerations

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

Average Annual Total Returns as of July 31, 2012

	Inception Date	1 Year	5 Year	Since Inception	Ending Value2
Institutional	8/1/02	5.05%	3.24%	4.69%	15,807
Class A Shares	8/1/02	–0.43%	1.93%	3.88%	14,639
Class B Shares	8/1/02	–0.98%	1.87%	3.80%	14,526
Class C Shares	8/1/02	4.02%	2.22%	3.65%	14,316
LifeModel Conservative Target Neutral 20% Russell 3000® Index/80% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend1		5.70%	5.39%	5.64%	17,304
Barclays Capital U.S. Intermediate Government/Credit Bond Index1		4.94%	6.02%	5.05%	16,373
Russell 3000® Index1		7.33%	1.29%	6.80%	19,306

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 7/31/12, the gross expense ratios are 0.75% (Institutional Shares), 1.00% (Class A) and 1.75% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 5.0%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Fund Holdings as of July 31, 2012
as a percentage of value of investments †

†	Portfolio composition is subject to change.

28

Management Discussion of Fund Performance (Unaudited)

LifeModel Conservative FundSM

Growth of a $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.fifththirdfunds.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund’s benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1.
The Fund’s performance is measured against the LifeModel Conservative Target Neutral 20% Russell 3000® Index/80% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend, an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc. The LifeModel Conservative Target Neutral 20% Russell 3000® Index/80% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Barclays Capital U.S. Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

The Russell 3000® Index and the Barclays Capital U.S. Intermediate Government/Credit Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2.	The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2012.

29

Management Discussion of Fund Performance (Unaudited)

High Yield Bond Fund

For the 12-month period ended July 31, 2012, the Fifth Third High Yield Bond Fund (Institutional) advanced 6.84% on a net of fee basis, underperforming its benchmark, the BofA Merrill Lynch U.S. High Yield, Cash Pay Index, which gained 7.37%.

The fiscal year featured dramatic sentiment swings among high yield bond investors, who, as a result, endured considerable bouts of volatility. Within the opening weeks of the period, the credit rating of U.S. Treasury securities was subject to an unprecedented downgrade and concerns about the European financial system flared once again. While the Euro Zone worries proved to be a year-long issue, optimism about the U.S. economy actually grew through the winter months, which prompted some to venture back into riskier securities. Yet, lackluster employment market news during the period’s closing months and renewed concerns about Europe drove many back into the perceived safety of Treasuries.

Specifically within the high yield bond market, higher quality Standard and Poor’s BB-rated bonds, which tend to be more sensitive to interest rate moves, generally outperformed B-rated securities and lower quality CCC-rated bonds. That said, performance mirrored investor risk tolerance, with CCC-rated issues leading the way during the middle portion of the fiscal year as confidence returned.

Against this backdrop, the Fund’s focus on higher quality issues, as evidenced by its overweight position, relative to the benchmark, in B-rated bonds, hindered relative returns. In addition, a lack of exposure to an automaker that moved back to investment grade diminished relative results.

Alternatively, limited exposure to Energy sector companies with large natural gas operations, which struggled amid all-time lows for the energy source, enhanced relative results. Similarly, underweight stakes in coal producers, which reported slumping demand as natural gas prices sank, supplied a relative lift.

Pursuant to the agreement between Fifth Third Funds and Touchstone Funds, the Fifth Third High Yield Bond Fund was reorganized into Touchstone Funds’ High Yield Fund during the current quarter. We thank you for your confidence in us in the past.

Investment Risk Considerations

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Investors in any bond fund may be subject to fluctuations in price due to issuer and credit quality, rising interest rates, inflation and call risks associated with the underlying bonds owned by the fund

Average Annual Total Returns as of July 31, 2012

	Inception Date	1 Year	5 Year	Since Inception	Ending Value2
Institutional	11/29/05	6.84%	9.26%	8.03%	16,746
Class A Shares	11/29/05	1.59%	7.89%	6.93%	15,642
Class B Shares	11/29/05	0.77%	7.88%	6.96%	15,666
Class C Shares	11/29/05	5.81%	8.20%	6.97%	15,679
BofA Merrill Lynch U.S. High Yield, Cash Pay Index1		7.37%	9.18%	8.69%	17,447

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 7/31/12, the gross expense ratios are 1.14% (Institutional Shares), 1.39% (Class A) and 2.14% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 4.75%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Fund Holdings as of July 31, 2012
as a percentage of value of investments †

†	Portfolio composition is subject to change.

30

Management Discussion of Fund Performance (Unaudited)

High Yield Bond Fund

Growth of a $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.fifththirdfunds.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1.
The Fund’s performance is measured against the BofA Merrill Lynch U.S. High Yield, Cash Pay Index, an unmanaged index which tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule. The index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2.	The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2012.

31

Management Discussion of Fund Performance (Unaudited)

Total Return Bond Fund

For the 12-month period ended July 31, 2012, the Fifth Third Total Return Bond Fund (Institutional) gained 8.62% on a net of fee basis, outperforming its benchmark, the Barclays Capital Aggregate Bond Index, which advanced 7.25%.

The fiscal year featured fairly persistent demand for U.S. Treasury securities from investors, who found plenty of reasons to avoid riskier assets. Within the opening weeks of the period, the credit rating of Treasuries was subject to an unprecedented downgrade and concerns about the European financial system flared once again. While the Euro Zone worries proved to be a year-long issue, optimism about the U.S. economy actually grew through the winter months, which prompted some to venture back into higher yielding bonds. Yet, lackluster employment market news during the period’s closing months drove many back into the perceived safety of Treasuries.

Although corporate bonds, in general, lagged Treasuries, the Fund benefited from investments in intermediate-term debt from higher quality issuers, which actually outperformed comparable Treasuries. In addition, the Fund’s exposure to higher yielding Commercial Mortgage-backed Securities (MBS) generally enhanced relative returns, especially when investors moved away from Treasuries. A stake in Non-U.S. Government Agency Mortgage-backed Securities further enhanced relative results as investors sensed that the residential real estate market had finally formed a bottom, aided by a more systematic approach to handling foreclosures, and bid up the bonds.

Alternatively, Agency MBS hindered relative performance, although the Fund locked in select gains early on, before demand faltered mid-period. Further weighing on relative results was the Fund’s duration position, which was slightly shorter than the benchmark – and therefore designed to benefit from rising rates – throughout the fiscal year.

Pursuant to the agreement between Fifth Third Funds and Touchstone Funds, the Fifth Third Total Return Bond Fund was reorganized into Touchstone Funds’ Core Bond Fund during the current quarter. We thank you for your confidence in us in the past.

Investment Risk Considerations

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Investors in any bond fund may be subject to fluctuations in price due to issuer and credit quality, rising interest rates, inflation and call risks associated with the underlying bonds owned by the fund.

Average Annual Total Returns as of July 31, 2012

	1 Year	5 Year	10 Year	Ending Value2
Institutional	8.62%	5.13%	4.51%	15,543
Class A Shares	3.35%	3.88%	3.76%	14,462
Class B Shares	2.49%	3.75%	3.63%	14,286
Class C Shares	7.53%	4.10%	3.47%	14,066
Barclays Capital U.S. Aggregate Bond Index1	7.25%	6.91%	5.65%	17,325

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 7/31/12, the gross expense ratios are 0.92% (Institutional Shares), 1.17% (Class A) and 1.92% (Classes B & C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 4.75%. The total return figures for B Shares and C Shares reflect the maximum contingent deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund’s performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Fund Holdings as of July 31, 2012
as a percentage of value of investments †

†	Portfolio composition is subject to change.

32

Management Discussion of Fund Performance (Unaudited)

Total Return Bond Fund

Growth of a $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return  figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.fifththirdfunds.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1.
The Fund’s performance is measured against the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate taxable SEC-registered debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2.	The ending value represents the value of a $10,000 investment in the indicated share class for the 10-year period ended July 31, 2012.

33

Management Discussion of Fund Performance (Unaudited)

Short Term Bond Fund

For the 12-month period ended July 31, 2012, the Fifth Third Short Term Bond Fund (Institutional) advanced 1.52% on a net of fee basis, outperforming its primary benchmark, the BofA Merrill Lynch 1-3 Year Government/Corporate Bond Index, which gained 1.23%.

The fiscal year featured persistent demand for U.S. Treasury securities, which pushed yields to record lows as investors found plenty of reasons to avoid riskier assets. Within the opening weeks of the period, the credit rating of Treasuries was subject to an unprecedented downgrade and concerns about the European financial system flared once again. While the Euro Zone worries proved to be a year-long issue, optimism about the U.S. economy actually grew through the winter months. This sentiment, along with a Federal Reserve statement that its key interest rate would remain near zero through at least late 2014, led to a market-wide reach for yield. As a result, higher yielding securities outperformed ultra-low yielding government bonds through the second half of the period.

At the short-term end of the yield curve, yields lingered near low levels for much of the period. Even the implementation and expansion of the Federal Reserve’s Operation Twist, a program in which the central bank will sell a total of $667 billion worth of short-term debt to purchase longer-term Treasury securities through December 2012, failed to dent prices (which move in the opposite direction of yields).

Against this backdrop, the Fund benefited from overweight positions, relative to the benchmark, in higher yielding corporate bonds and U.S. Government Agency bonds. Asset-backed Securities, Commercial Mortgage-backed Securities, and Residential Mortgage-backed securities also supplied a lift. Conversely, the Fund’s duration position, which was slightly shorter than the benchmark – and therefore designed to benefit from rising rates – modestly diminished relative results for much of the fiscal year.

Pursuant to the agreement between Fifth Third Funds and Touchstone Funds, the Fifth Third Short Term Bond Fund was reorganized into Touchstone Funds’ Ultra Short Duration Fixed Income Fund during the current quarter. We thank you for your previous confidence in us and your investments with Fifth Third Funds.

Investment Risk Considerations

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Investors in any bond fund may be subject to fluctuations in price due to issuer and credit quality, rising interest rates, inflation and call risks associated with the underlying bonds owned by the fund.

Average Annual Total Returns as of July 31, 2012

	1 Year	5 Year	10 Year	Ending Value2
Institutional	1.52%	3.31%	3.01%	13,458
Class A Shares	–1.70%	2.45%	2.48%	12,773
Class C Shares	0.64%	2.32%	2.00%	12,190
BofA Merrill Lynch 1-3 Year Government/ Corporate Bond Index1	1.23%	3.54%	3.32%	13,861

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.fifththirdfunds.com.

During the period shown, the total return figures reflect the waiver of a portion of the fund’s advisory or administrative fees. Without such waiver of fees, the total returns would have been lower. As of 7/31/12, the gross expense ratios are 0.82% (Institutional Shares), 1.07% (Class A) and 1.82% (Class C). The total return figures for Institutional Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflect the maximum sales charge of 3.00%. The total return figures for C Shares reflect the maximum contingent deferred sales charge (CDSC) of 1.0% within the first year.

The quoted performance does not reflect the deduction of taxes on Fund distributions or redemption of shares. Class C Shares were initially offered on August 1, 2003. The performance figures for Class C Shares for the periods prior to such date represent the performance for Institutional Shares and are adjusted to reflect expenses and applicable sales charges for Class C Shares.

Fund Holdings as of July 31, 2012
as a percentage of value of investments †

†	Portfolio composition is subject to change.

34

Management Discussion of Fund Performance (Unaudited)

Short Term Bond Fund

Growth of a $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.fifththirdfunds.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1.
The Fund’s performance is measured against the BofA Merrill Lynch 1-3 Year Government/Corporate Bond Index. The BofA Merrill Lynch 1-3 Year Government/Corporate Bond Index is composed of U.S. Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years.

The BofA Merrill Lynch 1-3 Year Government/Corporate Bond Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees.

However, the Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2.	The ending value represents the value of a $10,000 investment in the indicated share class for the 10-year period ended July 31, 2012.

35

Mid Cap Growth
Schedule of Investments
July 31, 2012

	Shares	Value
Common Stocks (96.0%)
Aerospace & Defense (2.1%)
TransDigm Group, Inc. *	14,000	$1,727,040

Beverages-Non-alcoholic (1.7%)
Monster Beverage Corp. *	21,000	1,395,870

Biotechnology * (9.4%)
Alexion Pharmaceuticals, Inc.	21,000	2,201,850
Ariad Pharmaceuticals, Inc.	65,000	1,243,450
Medivation, Inc.	16,000	1,595,200
Onyx Pharmaceuticals, Inc.	12,000	899,640
Regeneron Pharmaceuticals, Inc.	9,000	1,211,850
Vertex Pharmaceuticals, Inc.	11,000	533,610
		7,685,600

Capital Markets (1.5%)
Affiliated Managers Group, Inc. *	11,000	1,227,490

Chemicals (7.4%)
Airgas, Inc.	11,000	872,520
CF Industries Holdings, Inc.	5,000	978,800
Ecolab, Inc.	22,000	1,439,900
FMC Corp.	30,000	1,641,000
Valspar Corp.	23,000	1,154,600
		6,086,820

Commercial Banks (2.6%)
Comerica, Inc.	32,000	966,720
Texas Capital Bancshares, Inc. *	26,000	1,120,340
		2,087,060

Computers & Peripherals (1.4%)
3D Systems Corp. *	31,000	1,178,000

Electrical Equipment (3.3%)
AMETEK, Inc.	42,000	1,302,000
Roper Industries, Inc.	14,000	1,392,300
		2,694,300

Energy Equipment & Services (2.5%)
Atwood Oceanics, Inc. *	20,000	890,600
Oceaneering International, Inc.	23,000	1,188,870
		2,079,470

Food Products (2.5%)
Hershey Co. (The)	16,000	1,147,840
Mead Johnson Nutrition Co.	12,000	875,520
		2,023,360

Health Care Equipment & Supplies (4.1%)
Cooper Cos., Inc. (The)	9,000	677,340
Edwards Lifesciences Corp. *	10,000	1,012,000
Endologix, Inc. *	69,000	810,750
IDEXX Laboratories, Inc. *	10,000	881,700
		3,381,790

Health Care Technology (0.9%)
Cerner Corp. *	10,000	739,200

Hotels, Restaurants & Leisure (1.0%)
Marriott Vacations Worldwide Corp. *	27,000	837,540

Household Durables (1.4%)
Lennar Corp., Class A	38,000	1,109,980

Industrial Conglomerates (2.5%)
Carlisle Cos., Inc.	19,000	959,310
Textron, Inc.	41,000	1,068,050
		2,027,360

Internet & Catalog Retail (1.1%)
TripAdvisor, Inc. *	25,000	935,250

Internet Software & Services * (4.7%)
AOL, Inc.	27,000	860,220
Equinix, Inc.	7,000	1,247,260
LinkedIn Corp., Class A	10,000	1,026,500
Rackspace Hosting, Inc.	16,000	702,080
		3,836,060

IT Services (1.9%)
Teradata Corp. *	23,000	1,555,260

Leisure Equipment & Products (1.4%)
Polaris Industries, Inc.	15,000	1,127,400

Machinery (3.6%)
Colfax Corp. *	28,000	810,320
Snap-On, Inc.	13,000	881,140
Wabtec Corp.	16,000	1,266,880
		2,958,340

Media (1.2%)
Charter Communications, Inc. *	13,000	999,960

Multiline Retail (1.9%)
Dollar Tree, Inc. *	30,000	1,510,200

Networking Products (0.5%)
Palo Alto Networks, Inc. *	7,000	399,980

Oil, Gas & Consumable Fuels (3.2%)
Cobalt International Energy, Inc. *	35,000	878,500
Continental Resources, Inc. *	12,000	767,880
Pioneer Natural Resources Co.	11,000	974,930
		2,621,310

Pharmacy Services (1.5%)
Catamaran Corp. *	14,000	1,183,140

Retail-Miscellaneous / Diversified (0.5%)
Five Below, Inc. *	15,000	440,100

Road & Rail (2.7%)
JB Hunt Transport Services, Inc.	16,000	880,320
Kansas City Southern	18,000	1,310,400
		2,190,720

Continued

36

Mid Cap Growth
Schedule of Investments, continued
July 31, 2012

	Shares	Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (5.3%)
Cirrus Logic, Inc. *	43,000	$1,581,110
FEI Co.	18,000	858,780
Mellanox Technologies, Ltd. *	18,000	1,887,480
		4,327,370

Software * (5.6%)
Allot Communications, Ltd.	37,000	909,460
CommVault Systems, Inc.	20,000	970,400
Fortinet, Inc.	31,000	744,310
Sourcefire, Inc.	19,000	969,950
TIBCO Software, Inc.	34,000	955,060
		4,549,180

Specialty Retail (12.8%)
American Eagle Outfitters, Inc.	65,000	1,353,300
DSW, Inc., Class A	16,000	945,920
Gap, Inc. (The)	44,000	1,297,560
GNC Holdings, Inc., Class A	31,000	1,194,430
Ross Stores, Inc.	27,000	1,793,880
Sally Beauty Holdings, Inc. *	52,000	1,373,840
Tractor Supply Co.	15,000	1,363,050
Ulta Salon Cosmetics & Fragrance, Inc.	14,000	1,188,320
		10,510,300

Textiles, Apparel & Luxury Goods (1.1%)
Under Armour, Inc., Class A *	17,000	925,480

Trading Companies & Distributors (1.3%)
Fastenal Co.	24,000	1,034,880

Wireless Telecommunication Services (1.4%)
Crown Castle International Corp. *	19,000	1,175,720

Total Common Stocks		78,561,530

Investments in Affiliates (4.2%)
Fifth Third Institutional Money Market Fund (a)	3,428,232	3,428,232

Total Investments in Affiliates		3,428,232

Total Investments (Cost $70,246,056) – 100.2%		81,989,762

Liabilities in excess of other assets – (0.2%)		(159,681)

NET ASSETS – 100.0%		$81,830,081

Notes to Schedule of Investments

*	Non-income producing security.

(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments
 and notes to financial statements.

Quality Growth
Schedule of Investments
July 31, 2012

	Shares	Value
Common Stocks (97.3%)
Aerospace & Defense (2.0%)
Precision Castparts Corp.	22,000	$3,422,320
United Technologies Corp.	31,000	2,307,640
		5,729,960
Auto Components (0.6%)
Johnson Controls, Inc.	75,000	1,848,750

Beverages (3.0%)
Coca-Cola Co. (The)	108,000	8,726,400

Beverages-Wine / Spirits (1.6%)
Beam, Inc.	75,000	4,716,000

Biotechnology * (3.6%)
Alexion Pharmaceuticals, Inc.	56,000	5,871,600
Biogen Idec, Inc.	31,000	4,520,730
		10,392,330

Chemicals (6.8%)
Airgas, Inc.	54,000	4,283,280
Ecolab, Inc.	51,000	3,337,950
FMC Corp.	113,000	6,181,100
Valspar Corp.	115,000	5,773,000
		19,575,330

Commercial Banks (1.5%)
Wells Fargo & Co.	125,000	4,226,250

Commercial Services & Supplies (1.4%)
Stericycle, Inc. *	42,000	3,899,700

Communications Equipment (2.0%)
Qualcomm, Inc.	97,000	5,788,960

Computers & Peripherals * (8.7%)
Apple, Inc.	31,700	19,361,092
EMC Corp.	216,000	5,661,360
		25,022,452

Construction & Engineering (0.6%)
Fluor Corp.	35,000	1,735,300

Consumer Finance (1.8%)
American Express Co.	92,000	5,309,320

Diversified Financial Services (1.0%)
JP Morgan Chase & Co.	82,000	2,952,000

Electrical Equipment (1.8%)
AMETEK, Inc.	168,000	5,208,000

Energy Equipment & Services (2.8%)
National Oilwell Varco, Inc.	54,000	3,904,200
Schlumberger, Ltd.	59,000	4,204,340
		8,108,540

Food & Staples Retailing (2.0%)
Costco Wholesale Corp.	59,000	5,674,620

Continued

37

Quality Growth
Schedule of Investments, continued
July 31, 2012

	Shares	Value
Common Stocks, continued
Food Products (1.6%)
Hershey Co. (The)	20,000	$1,434,800
Mead Johnson Nutrition Co.	43,000	3,137,280
		4,572,080

Health Care Equipment & Supplies (2.5%)
Cooper Cos., Inc. (The)	51,000	3,838,260
Intuitive Surgical, Inc. *	6,800	3,274,200
		7,112,460

Health Care Providers & Services (1.7%)
UnitedHealth Group, Inc.	94,000	4,802,460

Hotels, Restaurants & Leisure (3.1%)
McDonald’s Corp.	67,000	5,987,120
Starwood Hotels & Resorts Worldwide, Inc.	54,000	2,924,100
		8,911,220

Household Products (1.0%)
Procter & Gamble Co. (The)	45,000	2,904,300

Internet & Catalog Retail (1.3%)
priceline.com, Inc. *	5,500	3,639,570

Internet Software & Services (0.5%)
eBay, Inc. *	30,000	1,329,000

IT Services (10.2%)
Fiserv, Inc. *	89,000	6,241,570
International Business Machines Corp.	62,000	12,150,760
Mastercard, Inc., Class A	13,000	5,675,410
Teradata Corp. *	77,000	5,206,740
		29,274,480

Life Sciences Tools & Services (2.4%)
Agilent Technologies, Inc.	108,000	4,135,320
Mettler-Toledo International, Inc. *	17,000	2,631,600
		6,766,920

Machinery (3.2%)
Cummins, Inc.	28,000	2,685,200
Danaher Corp.	93,000	4,911,330
Deere & Co.	20,000	1,536,400
		9,132,930

Metals & Mining (0.3%)
Freeport-McMoRan Copper & Gold, Inc.	30,000	1,010,100

Multi-Utilities (1.9%)
Wisconsin Energy Corp.	135,000	5,499,900

Oil, Gas & Consumable Fuels (5.9%)
EOG Resources, Inc.	30,000	2,940,300
Exxon Mobil Corp.	112,000	9,727,200
Occidental Petroleum Corp.	50,000	4,351,500
		17,019,000

Personal Products (1.3%)
Estee Lauder Cos., Inc. (The), Class A	72,000	3,771,360

Pharmaceuticals (1.3%)
Perrigo Co.	33,000	3,762,660

Road & Rail (1.5%)
Union Pacific Corp.	36,000	4,413,960

Semiconductors & Semiconductor Equipment (3.0%)
Intel Corp.	216,000	5,551,200
Maxim Integrated Products, Inc.	109,000	2,968,070
		8,519,270

Software (4.4%)
Microsoft Corp.	195,000	5,746,650
Oracle Corp.	123,000	3,714,600
TIBCO Software, Inc. *	115,000	3,230,350
		12,691,600

Specialty Retail (6.1%)
Home Depot, Inc.	104,000	5,426,720
Sally Beauty Holdings, Inc. *	188,000	4,966,960
TJX Cos., Inc.	75,000	3,321,000
Tractor Supply Co.	41,000	3,725,670
		17,440,350

Textiles, Apparel & Luxury Goods (1.6%)
PVH Corp.	58,000	4,606,940

Trading Companies & Distributors (1.3%)
Fastenal Co.	90,000	3,880,800

Total Common Stocks		279,975,272

Investments in Affiliates (2.9%)
Fifth Third Institutional Money Market Fund (a)	8,348,260	8,348,260

Total Investments in Affiliates		8,348,260

Total Investments (Cost $220,597,237) – 100.2%		288,323,532

Liabilities in excess of other assets – (0.2%)		(565,255)

NET ASSETS – 100.0%		$287,758,277

Notes to Schedule of Investments

*	Non-income producing security.

(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments
 and notes to financial statements.

38

Micro Cap Value
Schedule of Investments
July 31, 2012

	Shares	Value
Common Stocks (90.9%)
Aerospace & Defense (2.1%)
AAR Corp.	23,100	$328,251
Ducommun, Inc. *	55,300	545,258
		873,509

Auto Components (0.6%)
Motorcar Parts of America, Inc. *	57,022	253,748

Capital Markets (5.0%)
Gladstone Capital Corp.	40,163	327,328
JMP Group, Inc.	42,300	263,529
MVC Capital, Inc.	31,262	397,340
NGP Capital Resources Co.	52,742	385,017
Safeguard Scientifics, Inc. *	25,900	400,673
SWS Group, Inc. *	58,621	335,898
		2,109,785

Commercial Banks (9.4%)
Center Bancorp, Inc.	36,213	400,154
Hanmi Financial Corp. *	37,600	411,720
Independent Bank Corp.	16,627	493,988
MainSource Financial Group, Inc.	44,858	523,942
Northrim BanCorp, Inc.	13,236	266,838
Renasant Corp.	32,782	580,241
Simmons First National Corp., Class A	13,918	324,846
Sterling Bancorp	54,799	525,522
Washington Trust Bancorp, Inc.	18,483	458,748
		3,985,999

Commercial Services & Supplies (3.0%)
Ceco Environmental Corp.	61,900	495,200
Consolidated Graphics, Inc. *	18,100	429,151
Schawk, Inc.	30,809	350,606
		1,274,957

Communications Equipment * (1.5%)
EXFO, Inc.	36,100	170,031
Westell Technologies, Inc., Class A	211,100	462,309
		632,340

Construction & Engineering (3.4%)
Great Lakes Dredge & Dock Corp.	60,900	434,217
Orion Marine Group, Inc. *	65,900	476,457
Pike Electric Corp. *	63,196	541,590
		1,452,264

Distributors (0.8%)
VOXX International Corp. *	41,910	313,906

Diversified Consumer Services (0.7%)
Carriage Services, Inc.	37,260	301,061

Diversified Telecommunication Services * (2.4%)
Neutral Tandem, Inc.	37,800	516,348
Premiere Global Services, Inc.	55,354	507,043
		1,023,391

Electric Utilities (1.6%)
Unitil Corp.	25,803	685,328

Electrical Equipment (1.3%)
PowerSecure International, Inc. *	120,900	552,513

Electronic Equipment, Instruments & Components (0.9%)
CTS Corp.	42,833	381,214

Energy Equipment & Services (0.5%)
North American Energy Partners, Inc. *	84,106	222,881

Food & Staples Retailing (2.1%)
Nash Finch Co.	20,534	393,431
Spartan Stores, Inc.	28,800	495,360
		888,791

Food Products * (1.9%)
Chiquita Brands International, Inc.	40,700	210,826
Omega Protein Corp.	21,000	174,930
Overhill Farms, Inc.	111,740	430,199
		815,955

Gas Utilities (1.5%)
Chesapeake Utilities Corp.	13,901	635,832

Health Care Equipment & Supplies * (1.9%)
Medical Action Industries, Inc.	80,029	278,501
Symmetry Medical, Inc.	69,400	537,850
		816,351

Health Care Providers & Services (3.2%)
BioScrip, Inc. *	85,600	544,416
Cross Country Healthcare, Inc. *	77,797	354,754
US Physical Therapy, Inc.	17,400	446,658
		1,345,828

Health Care Technology (1.0%)
Omnicell, Inc. *	32,755	427,453

Hotels, Restaurants & Leisure (0.6%)
Frisch’s Restaurants, Inc.	7,791	253,285

Household Durables (0.9%)
Hooker Furniture Corp.	32,700	385,533

Insurance (4.7%)
American Equity Investment Life Holding Co.	42,639	497,597
EMC Insurance Group, Inc.	20,300	410,466
Homeowners Choice, Inc.	11,966	216,944
Meadowbrook Insurance Group, Inc.	54,983	387,080
SeaBright Holdings, Inc.	53,808	453,601
		1,965,688

Internet Software & Services (1.1%)
Perficient, Inc. *	35,560	472,592

Continued

39

Micro Cap Value
Schedule of Investments, continued
July 31, 2012

	Shares	Value
Common Stocks, continued
IT Services * (2.4%)
Ciber, Inc.	65,372	$245,145
Computer Task Group, Inc.	22,400	333,984
Global Cash Access Holdings, Inc.	68,300	441,218
		1,020,347

Life Sciences Tools & Services (0.7%)
Cambrex Corp. *	32,900	303,667

Machinery (1.1%)
Greenbrier Cos., Inc. *	29,518	481,143

Metals & Mining (0.9%)
Great Panther Silver, Ltd. *	221,700	368,022

Multiline Retail (1.0%)
Fred’s, Inc., Class A	29,194	414,555

Oil, Gas & Consumable Fuels * (1.9%)
Endeavour International Corp.	49,432	423,632
Petroquest Energy, Inc.	65,000	358,150
		781,782

Paper & Forest Products (1.4%)
PH Glatfelter Co.	35,992	572,633

Pharmaceuticals (0.3%)
Sciclone Pharmaceuticals, Inc. *	20,000	115,000

Professional Services (4.5%)
Barrett Business Services, Inc.	17,805	465,066
CBIZ, Inc. *	57,551	304,445
Dolan Co. (The) *	78,853	384,803
GP Strategies Corp. *	21,600	369,576
Navigant Consulting, Inc. *	33,500	389,605
		1,913,495

Real Estate Investment Trusts (4.9%)
CapLease, Inc.	116,100	528,255
Gladstone Commercial Corp.	24,100	416,689
Monmouth Real Estate Investment Corp., Class A	57,706	642,845
UMH Properties, Inc.	41,500	463,970
		2,051,759

Road & Rail (4.3%)
Arkansas Best Corp.	25,500	349,095
Celadon Group, Inc.	30,620	457,157
Marten Transport, Ltd.	16,720	300,124
Saia, Inc. *	9,493	214,542
USA Truck, Inc. *	44,127	184,892
Vitran Corp., Inc. *	63,550	294,872
		1,800,682
Semiconductors & Semiconductor Equipment * (2.1%)
IXYS Corp.	23,149	233,805
Pericom Semiconductor Corp.	25,312	203,509
Photronics, Inc.	45,305	265,034
Rudolph Technologies, Inc.	18,544	185,440
		887,788

Specialty Retail (4.6%)
Cache, Inc. *	57,133	199,965
Casual Male Retail Group, Inc. *	73,010	277,438
OfficeMax, Inc. *	127,400	572,026
Stage Stores, Inc.	29,400	556,836
Stein Mart, Inc. *	43,643	346,962
		1,953,227

Thrifts & Mortgage Finance (7.1%)
Berkshire Hills Bancorp, Inc.	24,295	545,666
BofI Holding, Inc. *	32,150	648,465
Dime Community Bancshares, Inc.	42,900	622,050
ViewPoint Financial Group	40,691	716,365
WSFS Financial Corp.	11,062	458,299
		2,990,845

Trading Companies & Distributors (0.9%)
Aceto Corp.	41,698	366,108

Wireless Telecommunication Services (0.7%)
USA Mobility, Inc.	26,905	299,722

Total Common Stocks		38,390,979

Investments in Affiliates (9.3%)
Fifth Third Institutional Money Market Fund (a)	3,917,629	3,917,629

Total Investments in Affiliates		3,917,629

Total Investments (Cost $40,107,833) – 100.2%		42,308,608

Liabilities in excess of other assets – (0.2%)		(93,603)

NET ASSETS – 100.0%		$42,215,005

Notes to Schedule of Investments

*	Non-income producing security.

(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments
and notes to financial statements.

40

Small Cap Value
Schedule of Investments
July 31, 2012

	Shares	Value
Common Stocks (95.8%)
Aerospace & Defense (2.8%)
AAR Corp.	47,400	$673,554
Spirit Aerosystems Holdings, Inc., Class A *	33,400	784,900
		1,458,454
Capital Markets (0.8%)
SWS Group, Inc.	73,149	419,144

Commercial Banks (7.9%)
FNB Corp.	59,901	651,723
Glacier Bancorp, Inc.	37,587	570,195
Independent Bank Corp.	22,100	656,591
Old National Bancorp	68,058	833,030
Renasant Corp.	44,252	783,260
United Bankshares, Inc.	29,559	688,725
		4,183,524

Commercial Services & Supplies (3.2%)
Consolidated Graphics, Inc. *	23,830	565,009
KAR Auction Services, Inc. *	37,800	605,178
Schawk, Inc.	47,500	540,550
		1,710,737

Communications Equipment (0.8%)
Comtech Telecommunications Corp.	14,717	402,068

Construction & Engineering (2.5%)
Great Lakes Dredge & Dock Corp.	106,800	761,484
Pike Electric Corp. *	65,685	562,920
		1,324,404

Consumer Finance (1.5%)
Cash America International, Inc.	20,977	803,839

Diversified Telecommunication Services * (2.9%)
Neutral Tandem, Inc.	49,046	669,968
Premiere Global Services, Inc.	92,400	846,384
		1,516,352

Electric Utilities (4.2%)
El Paso Electric Co.	20,500	693,925
Portland General Electric Co.	27,500	748,825
Unitil Corp.	28,923	768,195
		2,210,945

Energy Equipment & Services * (3.0%)
Helix Energy Solutions Group, Inc.	30,771	550,185
North American Energy Partners, Inc.	140,717	372,900
Parker Drilling Co.	138,933	643,260
		1,566,345

Food & Staples Retailing (1.6%)
Spartan Stores, Inc.	47,700	820,440

Food Products (3.6%)
Fresh Del Monte Produce, Inc.	35,328	865,536
Lancaster Colony Corp.	7,500	519,675
Sanderson Farms, Inc.	14,300	526,669
		1,911,880

Gas Utilities (1.6%)
Atmos Energy Corp.	23,300	835,305

Health Care Equipment & Supplies * (2.9%)
Sirona Dental Systems, Inc.	14,600	631,158
Symmetry Medical, Inc.	112,700	873,425
		1,504,583

Health Care Providers & Services (1.5%)
BioScrip, Inc. *	121,100	770,196

Health Care Technology (1.7%)
MedAssets, Inc. *	66,500	877,135

Insurance (7.7%)
American Equity Investment Life Holding Co.	75,900	885,753
Aspen Insurance Holdings, Ltd.	30,300	870,822
Endurance Specialty Holdings, Ltd.	15,101	523,552
Kemper Corp.	29,900	978,328
Protective Life Corp.	28,500	795,435
		4,053,890

IT Services (1.3%)
Global Cash Access Holdings, Inc. *	103,100	666,026

Machinery (1.5%)
Greenbrier Cos., Inc. *	47,400	772,620

Media (1.4%)
Gannett Co., Inc.	54,300	766,173

Metals & Mining * (3.0%)
AuRico Gold, Inc.	125,629	816,588
Coeur d’Alene Mines Corp.	47,951	782,081
		1,598,669

Multi-Utilities (3.5%)
Avista Corp.	32,900	910,672
Black Hills Corp.	28,928	921,357
		1,832,029

Multiline Retail (1.3%)
Fred’s, Inc., Class A	50,291	714,132

Oil, Gas & Consumable Fuels (3.9%)
Endeavour International Corp. *	91,002	779,887
Petroquest Energy, Inc. *	64,300	354,293
W&T Offshore, Inc.	49,900	922,651
		2,056,831

Paper & Forest Products (1.5%)
PH Glatfelter Co.	48,813	776,615

Professional Services (1.3%)
Navigant Consulting, Inc. *	57,366	667,167

Continued

41

Small Cap Value
Schedule of Investments, continued
July 31, 2012

	Shares	Value
Common Stocks, continued
Real Estate Investment Trusts (11.6%)
American Realty Capital Trust, Inc.	69,100	$761,482
Brandywine Realty Trust	57,147	678,907
CubeSmart	77,538	929,681
Entertainment Properties Trust	17,164	775,126
First Potomac Realty Trust	42,465	492,169
LaSalle Hotel Properties	29,789	782,259
Lexington Realty Trust	103,300	923,502
Monmouth Real Estate Investment Corp., Class A	71,000	790,940
		6,134,066

Road & Rail (2.3%)
Marten Transport, Ltd.	30,300	543,885
Werner Enterprises, Inc.	28,444	656,488
		1,200,373

Semiconductors & Semiconductor Equipment * (2.1%)
Entegris, Inc.	78,340	630,637
Photronics, Inc.	80,400	470,340
		1,100,977

Software (1.5%)
Ebix, Inc.	35,600	772,164

Specialty Retail (4.8%)
OfficeMax, Inc. *	204,600	918,654
Rent-A-Center, Inc.	24,254	862,472
Stage Stores, Inc.	39,900	755,706
		2,536,832

Thrifts & Mortgage Finance (3.8%)
Berkshire Hills Bancorp, Inc.	31,600	709,736
Dime Community Bancshares, Inc.	49,400	716,300
ViewPoint Financial Group	34,330	604,380
		2,030,416

Wireless Telecommunication Services (0.8%)
USA Mobility, Inc.	39,200	436,688

Total Common Stocks		50,431,019

Investments in Affiliates (4.2%)
Fifth Third Institutional Money Market Fund (a)	2,236,290	2,236,290

Total Investments in Affiliates		2,236,290

Total Investments (Cost $49,481,909) – 100.0%		52,667,309

Liabilities in excess of other assets – (0.0%)		(9,095)

NET ASSETS – 100.0%		$52,658,214

Notes to Schedule of Investments

*	Non-income producing security.

(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments
and notes to financial statements.

All Cap Value
Schedule of Investments
July 31, 2012

	Shares	Value
Common Stocks (96.8%)
Aerospace & Defense (3.5%)
AAR Corp.	38,837	$551,874
General Dynamics Corp.	24,590	1,559,990
Spirit Aerosystems Holdings, Inc., Class A *	28,037	658,869
		2,770,733
Automobiles (1.5%)
General Motors Co. *	57,906	1,141,327

Biotechnology (4.4%)
Amgen, Inc.	27,384	2,261,919
Gilead Sciences, Inc. *	22,216	1,206,995
		3,468,914

Capital Markets (5.4%)
Ameriprise Financial, Inc.	28,846	1,491,915
Goldman Sachs Group, Inc. (The)	7,933	800,440
Invesco, Ltd.	54,362	1,203,031
UBS AG *	64,729	686,127
		4,181,513

Chemicals (1.2%)
Dow Chemical Co. (The)	33,840	973,915
Commercial Banks (6.2%)
BB&T Corp.	36,468	1,144,001
First Niagara Financial Group, Inc.	49,721	376,885
KeyCorp	216,978	1,731,485
Old National Bancorp	69,172	846,665
United Bankshares, Inc.	14,494	337,710
Wells Fargo & Co.	11,845	400,480
		4,837,226

Communications Equipment (2.7%)
Cisco Systems, Inc.	133,643	2,131,606
Computers & Peripherals (2.5%)
Dell, Inc. *	46,210	548,975
SanDisk Corp. *	22,262	915,636
Seagate Technology PLC	16,440	493,529
		1,958,140

Diversified Financial Services (5.5%)
Citigroup, Inc.	80,448	2,182,554
JP Morgan Chase & Co.	42,297	1,522,692
NYSE Euronext	21,708	553,120
		4,258,366

Diversified Telecommunication Services (5.8%)
AT&T, Inc.	64,527	2,446,864
CenturyLink, Inc.	39,548	1,642,824
Neutral Tandem, Inc. *	30,064	410,674
		4,500,362

Electric Utilities (4.5%)
Edison International	17,110	790,140
Exelon Corp.	30,875	1,207,830
NextEra Energy, Inc.	12,643	896,388
Pepco Holdings, Inc.	32,828	655,247
		3,549,605

Continued

42

All Cap Value
Schedule of Investments, continued
July 31, 2012

	Shares	Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (0.6%)
Avnet, Inc. *	14,413	$454,010

Energy Equipment & Services (3.2%)
Ensco PLC, ADR	11,708	636,096
Helix Energy Solutions Group, Inc. *	15,400	275,352
Nabors Industries, Ltd. *	35,007	484,497
Noble Corp. *	25,623	948,051
North American Energy Partners, Inc. *	50,725	134,421
		2,478,417

Food & Staples Retailing (1.1%)
Kroger Co. (The)	26,954	597,570
Spartan Stores, Inc.	13,313	228,984
		826,554

Food Products (0.5%)
Kraft Foods, Inc., Class A	9,811	389,595

Health Care Equipment & Supplies (0.5%)
Symmetry Medical, Inc. *	51,251	397,195

Health Care Providers & Services (5.0%)
CIGNA Corp.	44,948	1,810,505
UnitedHealth Group, Inc.	41,144	2,102,047
		3,912,552

Industrial Conglomerates (4.0%)
General Electric Co.	149,271	3,097,373

Insurance (6.6%)
Allstate Corp. (The)	22,631	776,243
American Equity Investment Life Holding Co.	32,022	373,697
Aon PLC	11,401	560,929
Aspen Insurance Holdings, Ltd.	6,826	196,179
Meadowbrook Insurance Group, Inc.	39,806	280,234
Principal Financial Group, Inc.	14,995	383,722
Progressive Corp. (The)	42,028	829,633
Prudential Financial, Inc.	20,323	981,195
Reinsurance Group of America, Inc.	4,370	243,278
Unum Group	29,163	550,889
		5,175,999

Machinery (1.0%)
Eaton Corp.	11,789	516,830
Greenbrier Cos., Inc. *	16,631	271,085
		787,915

Media (5.7%)
DISH Network Corp., Class A	19,461	598,620
Gannett Co., Inc.	59,599	840,942
Time Warner, Inc.	39,470	1,544,066
Viacom, Inc., Class B	31,181	1,456,465
		4,440,093

Metals & Mining (1.3%)
Alcoa, Inc.	57,089	483,544
AuRico Gold, Inc. *	30,194	196,261
Coeur d’Alene Mines Corp. *	22,748	371,020
		1,050,825

Multi-Utilities (0.3%)
PG&E Corp.	5,259	242,755

Office Electronics (0.8%)
Xerox Corp.	86,775	601,351

Oil, Gas & Consumable Fuels (9.6%)
Apache Corp.	15,806	1,361,213
BP PLC, ADR	45,105	1,799,690
Chevron Corp.	17,218	1,886,748
Petroquest Energy, Inc. *	60,633	334,088
Royal Dutch Shell PLC, ADR	24,661	1,740,080
W&T Offshore, Inc.	19,153	354,139
		7,475,958

Pharmaceuticals (6.3%)
Merck & Co., Inc.	52,564	2,321,752
Sanofi, ADR	32,441	1,318,402
Teva Pharmaceutical Industries, Ltd., ADR	30,515	1,247,758
		4,887,912

Professional Services * (0.5%)
CBIZ, Inc.	19,447	102,874
Navigant Consulting, Inc.	28,468	331,083
		433,957

Real Estate Investment Trusts (0.3%)
Entertainment Properties Trust	4,493	202,904

Road & Rail (0.4%)
Marten Transport, Ltd.	17,079	306,568

Semiconductors & Semiconductor Equipment (3.2%)
Intel Corp.	85,130	2,187,841
Photronics, Inc. *	52,930	309,641
		2,497,482
Software (1.2%)
Microsoft Corp.	31,336	923,472

Specialty Retail (0.3%)
OfficeMax, Inc. *	49,028	220,136

Tobacco (1.2%)
Altria Group, Inc.	26,719	961,082

Total Common Stocks		75,535,812

Investments in Affiliates (3.8%)
Fifth Third Institutional Money
Market Fund (a)	2,969,059	2,969,059

Total Investments in Affiliates		2,969,059

Total Investments (Cost $73,088,634) – 100.6%		78,504,871

Liabilities in excess of other assets – (0.6%)		(460,210)

NET ASSETS – 100.0%		$78,044,661

Continued

43

All Cap Value
Schedule of Investments, continued
July 31, 2012

Notes to Schedule of Investments

*	Non-income producing security.

(a)	Investment is in Institutional Shares of underlying fund.

The following abbreviations are used in the Schedule of Investments:
ADR – American Depositary Receipt

At July 31, 2012, All Cap Value’s investments were in the following countries:

Country
Bermuda	0.9%
Canada	0.4%
France	1.7%
Great Britain	3.8%
Ireland	0.6%
Israel	1.6%
Netherlands	2.2%
Switzerland	2.1%
United States	86.7%
Total	100.0%

See notes to schedules of investments
and notes to financial statements.

Disciplined Large Cap Value
Schedule of Investments
July 31, 2012

	Shares	Value
Common Stocks (97.9%)
Aerospace & Defense (2.8%)
General Dynamics Corp.	85,175	$5,403,502

Automobiles (1.6%)
General Motors Co. *	151,328	2,982,675

Biotechnology (3.8%)
Amgen, Inc.	69,424	5,734,422
Gilead Sciences, Inc. *	29,684	1,612,732
		7,347,154

Capital Markets (4.9%)
Ameriprise Financial, Inc.	36,348	1,879,919
Goldman Sachs Group, Inc. (The)	22,778	2,298,300
Invesco, Ltd.	161,506	3,574,128
UBS AG *	167,927	1,780,026
		9,532,373

Chemicals (0.8%)
Dow Chemical Co. (The)	54,885	1,579,590

Commercial Banks (6.6%)
BB&T Corp.	131,095	4,112,450
KeyCorp	607,493	4,847,794
Regions Financial Corp.	553,941	3,855,430
		12,815,674

Communications Equipment (3.7%)
Cisco Systems, Inc.	449,380	7,167,611

Computers & Peripherals (4.2%)
Apple, Inc. *	4,846	2,959,743
Dell, Inc. *	178,952	2,125,950
Seagate Technology PLC	102,259	3,069,815
		8,155,508

Consumer Finance (2.3%)
Discover Financial Services	121,281	4,361,265

Diversified Financial Services (3.7%)
Citigroup, Inc.	261,220	7,086,899

Diversified Telecommunication Services (6.2%)
AT&T, Inc.	221,237	8,389,307
CenturyLink, Inc.	88,446	3,674,047
		12,063,354

Electric Utilities (4.4%)
Exelon Corp.	88,568	3,464,780
NextEra Energy, Inc.	70,515	4,999,514
		8,464,294
Energy Equipment & Services (1.1%)
Noble Corp. *	56,339	2,084,543

Food & Staples Retailing (2.5%)
Kroger Co. (The)	218,208	4,837,671

Continued

44

Disciplined Large Cap Value
Schedule of Investments, continued
July 31, 2012

	Shares	Value
Common Stocks, continued
Health Care Providers & Services (4.4%)
CIGNA Corp.	99,230	$3,996,984
UnitedHealth Group, Inc.	87,841	4,487,797
		8,484,781

Industrial Conglomerates (4.4%)
General Electric Co.	413,275	8,575,456

Insurance (8.0%)
AON PLC	67,486	3,320,311
Principal Financial Group, Inc.	143,937	3,683,348
Progressive Corp. (The)	125,521	2,477,784
Prudential Financial, Inc.	69,424	3,351,791
Unum Group	135,699	2,563,354
		15,396,588

Machinery (2.1%)
Eaton Corp.	91,839	4,026,222

Media (5.6%)
DISH Network Corp., Class A	102,137	3,141,734
Time Warner, Inc.	107,347	4,199,415
Viacom, Inc., Class B	76,209	3,559,722
		10,900,871

Metals & Mining (1.5%)
Alcoa, Inc.	330,281	2,797,480

Office Electronics (1.0%)
Xerox Corp.	278,303	1,928,640

Oil, Gas & Consumable Fuels (12.8%)
Apache Corp.	45,192	3,891,935
BP PLC, ADR	180,043	7,183,716
Chevron Corp.	74,150	8,125,357
Royal Dutch Shell PLC, ADR	78,269	5,522,660
		24,723,668

Pharmaceuticals (7.5%)
Merck & Co., Inc.	198,217	8,755,245
Sanofi, ADR	106,378	4,323,202
Teva Pharmaceutical Industries, Ltd., ADR	35,257	1,441,658
		14,520,105

Tobacco (2.0%)
Altria Group, Inc.	108,074	3,887,422

Total Common Stocks		189,123,346

Investments in Affiliates (2.0%)
Fifth Third Institutional Money Market Fund (a)	3,968,445	3,968,445

Total Investments in Affiliates		3,968,445

Total Investments (Cost $171,729,200) – 99.9%		193,091,791

Other assets in excess of liabilities – 0.1%		146,204

NET ASSETS – 100.0%		$193,237,995

Continued

Notes to Schedule of Investments

*	Non-income producing security.

(a)	Investment is in Institutional Shares of underlying fund.

The following abbreviations are used in the Schedule of Investments:
ADR – American Depositary Receipt

At July 31, 2012, Disciplined Large Cap Value’s investments were in the following countries:

Country
France	2.2%
Great Britain	5.4%
Ireland	1.6%
Israel	0.8%
Netherlands	2.9%
Switzerland	2.0%
United States	85.1%
Total	100.0%

See notes to schedules of investments
and notes to financial statements.

45

International Equity
Schedule of Investments
July 31, 2012

	Shares	Value
Foreign Stocks (83.1%)
Australia (7.1%)
Australia & New Zealand Banking Group, Ltd.	30,381	$751,571
BHP Billiton, Ltd. (b)	49,895	1,674,239
Coca-Cola Amatil, Ltd.	57,235	837,866
Cochlear, Ltd.	12,673	878,193
Commonwealth Bank of Australia (b)	27,554	1,665,868
National Australia Bank, Ltd. (b)	45,417	1,192,264
OZ Minerals, Ltd.	8,015	63,678
QBE Insurance Group, Ltd.	7,946	117,240
Rio Tinto, Ltd.	294	16,437
Telstra Corp., Ltd.	91,982	386,656
Westpac Banking Corp.	11,868	289,352
Woodside Petroleum, Ltd.	6,511	230,931
Woolworths, Ltd.	41,479	1,245,375
		9,349,670

Belgium (1.3%)
Anheuser-Busch InBev NV (b)	19,564	1,544,671
Belgacom SA	6,390	184,055
KBC Groep NV	2,069	43,379
		1,772,105

Bermuda (0.5%)
Seadrill, Ltd.	17,720	694,977

China (0.0%)
Yangzijiang Shipbuilding Holdings, Ltd.	13,000	10,395

Denmark (0.6%)
AP Moeller - Maersk AS	11	76,314
Novo Nordisk AS, Class B	4,751	734,077
		810,391

Finland (1.1%)
Fortum Oyj	48,122	806,431
Orion Oyj, Class B	22,173	443,054
Sampo Oyj, Class A	6,706	178,223
		1,427,708

France (7.6%)
Accor SA	12,127	403,838
Air Liquide SA	2,686	300,676
Arkema SA	4,281	315,303
AtoS	3,455	194,570
AXA SA	62,022	759,303
BNP Paribas SA	15,114	561,049
Bouygues SA	18,180	459,117
Electricite de France SA	39,574	821,431
L’Oreal SA (b)	9,713	1,166,644
PPR	6,388	958,895
Rexel SA	47,149	789,835
Sanofi-Aventis SA	5,955	487,028
Total SA (b)	41,830	1,935,440
Vivendi SA	40,541	771,170
		9,924,299

Germany (6.5%)
Allianz SE	4,459	444,888
BASF SE (b)	21,903	1,602,953
Bayer AG (b)	20,834	1,587,010
Bayerische Motoren Werke AG	11,161	834,524
Continental AG	7,000	635,452
Daimler AG	7,329	367,107
Deutsche Bank AG	20,964	641,628
Deutsche Post AG	56,171	1,011,811
Hannover Rueckversicherung AG	9,884	593,105
Hugo Boss AG	2,221	224,165
SAP AG	8,605	549,072
		8,491,715

Great Britain (15.9%)
Admiral Group PLC	4,846	82,968
Anglo American PLC	1,335	39,769
Associated British Foods PLC	4,387	86,321
AstraZeneca PLC (b)	33,477	1,567,522
Babcock International Group PLC	11,026	148,410
Balfour Beatty PLC	162,189	737,181
Barclays PLC	199,217	524,735
BG Group PLC	9,420	186,387
BHP Billiton PLC (b)	49,185	1,441,274
BP PLC	163,511	1,089,661
British American Tobacco PLC (b)	27,397	1,459,376
British Sky Broadcasting Group PLC	24,533	274,056
BT Group PLC	125,138	426,337
Bunzl PLC	52,549	917,813
Diageo PLC	3,490	93,404
GlaxoSmithKline PLC (b)	62,670	1,442,907
HSBC Holdings PLC (b)	222,692	1,864,100
Imperial Tobacco Group PLC	18,265	709,906
Intercontinental Hotels Group PLC	6,711	165,929
J Sainsbury PLC	144,554	732,724
London Stock Exchange Group PLC	11,872	180,458
National Grid PLC	49,520	514,365
Next PLC	17,415	878,919
Prudential PLC	24,535	293,505
Reckitt Benckiser Group PLC	10,533	579,152
Rio Tinto PLC (b)	29,564	1,365,759
Royal Bank of Scotland Group PLC *	69,655	233,379
SABMiller PLC	796	34,408
Standard Chartered PLC	12,291	282,216
TUI Travel PLC	7,243	20,747
Tullow Oil PLC	18,987	384,017
Vodafone Group PLC (b)	584,263	1,672,686
WM Morrison Supermarkets PLC	109,965	478,089
		20,908,480

Hong Kong (3.5%)
ASM Pacific Technology, Ltd.	25,000	323,352
Bank of East Asia, Ltd.	168,600	588,112
BOC Hong Kong Holdings, Ltd.	73,000	224,045
Cheung Kong Holdings, Ltd.	59,000	776,046
Cheung Kong Infrastructure Holdings, Ltd.	62,000	374,973
CLP Holdings, Ltd.	5,500	47,590
First Pacific Co., Ltd.	320,000	361,071

Continued

46

International Equity
Schedule of Investments, continued
July 31, 2012

	Shares	Value
Foreign Stocks, continued
Hong Kong, continued
Hutchison Whampoa, Ltd.	69,000	$621,513
New World Development, Ltd.	494,000	631,937
Sun Hung Kai Properties, Ltd.	27,000	336,860
Wheelock & Co., Ltd.	89,000	348,324
		4,633,823

Israel (0.8%)
Israel Chemicals, Ltd.	39,523	467,778
Teva Pharmaceutical Industries, Ltd.	12,647	523,499
		991,277

Italy (0.8%)
ENI SpA	20,193	418,398
Fiat Industrial SpA	27,388	269,585
Mediaset SpA	13,016	22,773
Saipem SpA	4,374	202,085
Telecom Italia SpA	113,912	93,205
		1,006,046

Japan (17.0%)
Aeon Co., Ltd.	43,400	524,411
Aisin Seiki Co., Ltd.	15,418	474,628
Amada Co., Ltd.	94,000	500,531
Asahi Glass Co., Ltd.	32,000	189,645
Canon, Inc.	13,099	444,318
Central Japan Railway Co.	83	688,435
Chubu Electric Power Co., Inc.	17,600	188,559
Coca-Cola West Co., Ltd.	23,700	407,109
Dai-ichi Life Insurance Co., Ltd. (The)	119	126,730
Daihatsu Motor Co., Ltd.	33,000	557,146
Daiichi Sankyo Co., Ltd.	35,500	587,085
Daiwa House Industry Co., Ltd.	42,000	601,037
East Japan Railway Co.	9,500	610,432
Fuji Heavy Industries, Ltd.	49,000	368,166
Fukuoka Financial Group, Inc.	148,000	543,693
Hachijuni Bank, Ltd. (The)	12,000	64,051
Hitachi Construction Machinery Co., Ltd.	13,500	245,030
Hitachi, Ltd.	26,000	154,752
Hokkaido Electric Power Co., Inc.	22,400	206,725
Honda Motor Co., Ltd.	2,700	88,163
Inpex Corp.	118	663,066
ITOCHU Corp.	32,900	344,055
Itochu Techno-Solutions Corp.	5,000	259,200
Kansai Electric Power Co., Inc. (The)	42,900	322,883
Kao Corp.	20,000	542,976
Kinden Corp.	31,000	209,510
Konica Minolta Holdings, Inc.	70,000	499,968
Kuraray Co., Ltd.	23,900	282,058
Kyowa Hakko Kirin Co., Ltd.	53,000	592,243
Mabuchi Motor Co., Ltd.	10,500	410,592
Maruichi Steel Tube, Ltd.	1,700	33,293
Mitsubishi UFJ Financial Group, Inc.	168,962	823,994
Mizuho Financial Group, Inc.	85,700	141,508
MS&AD Insurance Group Holdings	17,400	284,413
Nexon Co., Ltd. *	15,000	311,232
Nippon Express Co., Ltd.	140,000	573,440
Nippon Telegraph & Telephone Corp.	11,400	530,419
Nishi-Nippon City Bank, Ltd. (The)	66,000	145,306
Nissan Motor Co., Ltd.	32	305
Nitto Denko Corp.	14,200	617,075
Nomura Research Institute, Ltd.	3,700	77,055
Odakyu Electric Railway Co., Ltd.	8,000	82,330
Oracle Corp.	5,000	224,960
Panasonic Corp.	19,500	136,282
Ricoh Co., Ltd.	34,000	235,443
Shikoku Electric Power Co., Inc.	1,600	24,719
Shin-Etsu Chemical Co., Ltd.	13,900	708,122
Sony Corp.	35,900	442,518
Stanley Electric Co., Ltd.	36,400	540,933
Sumitomo Corp.	50,400	713,503
Sumitomo Electric Industries, Ltd.	29,900	355,930
Sumitomo Mitsui Financial Group, Inc.	2,500	79,616
Sumitomo Mitsui Trust Holdings, Inc.	158,000	457,062
Suzuki Motor Corp.	30,200	557,033
T&D Holdings, Inc.	56,100	577,336
Takeda Pharmaceutical Co., Ltd.	5,300	244,224
Toppan Printing Co., Ltd.	88,000	549,683
Toyota Motor Corp.	22,400	865,894
Ube Industries, Ltd.	152,000	334,643
		22,365,468

Jersey (0.2%)
Randgold Resources, Ltd.	2,283	207,605

Macau (0.1%)
Sands China, Ltd.	60,400	178,364

Mexico (0.5%)
Fresnillo PLC	29,906	682,691

Netherlands (4.8%)
ASML Holding NV	16,508	959,106
Heineken NV	2,196	119,035
ING Groep NV *	49,370	326,868
Koninklijke Ahold NV	42,142	513,071
Koninklijke Philips Electronics NV	52,063	1,145,362
Randstad Holding NV	12,143	368,588
Royal Dutch Shell PLC, Class A (b)	64,534	2,198,634
Royal Dutch Shell PLC, Class B	20,060	707,492
		6,338,156

New Zealand (0.7%)
Telecom Corp. of New Zealand, Ltd.	408,825	880,691

Norway (1.1%)
Gjensidige Forsikring ASA	40,453	496,640
Statoil ASA	39,649	946,569
		1,443,209

Singapore (0.8%)
Keppel Corp., Ltd.	43,000	386,323
United Overseas Bank, Ltd.	31,000	498,232
Wilmar International, Ltd.	42,000	109,354
		993,909

Spain (1.3%)
Amadeus IT Holding SA, Class A	3,270	70,752
Banco Santander SA	82,100	500,028
Inditex SA	7,646	788,642
Red Electrica Corp. SA	8,122	322,034
		1,681,456

Continued

47

International Equity
Schedule of Investments, continued
July 31, 2012

	Shares	Value
Foreign Stocks, continued
Sweden (1.8%)
Atlas Copco AB, Class A	16,550	$372,826
Boliden AB	6,446	98,387
Electrolux AB	1,324	30,079
Hennes & Mauritz AB, Class B	11,637	430,699
Hexagon AB, Class B	13,080	250,420
Nordea Bank AB	23,083	215,873
Svenska Handelsbanken AB, Class A	7,939	276,204
Swedbank AB, Class A	43,471	758,113
		2,432,601

Switzerland (9.1%)
Adecco SA *	21,312	938,662
Cie Financiere Richemont SA, Class A	11,416	648,384
Credit Suisse Group AG *	41,194	702,952
Julius Baer Group, Ltd. *	2,814	100,881
Lindt & Spruengli AG	49	151,823
Nestle SA (b)	49,977	3,073,972
Novartis AG (b)	42,991	2,523,184
Roche Holding AG	3,480	617,724
Swiss Re AG *	905	56,870
Syngenta AG	2,643	903,379
Transocean, Ltd.	1,659	78,982
UBS AG *	48,820	514,553
Wolseley PLC	16,266	587,326
Xstrata PLC	7,763	103,224
Zurich Financial Services AG *	4,046	902,196
		11,904,112

Total Foreign Stocks		109,129,148

Investment Companies (0.2%)
United States (0.2%)
iShares MSCI EAFE Index Fund	4,100	205,000

Total Investment Companies		205,000

Investments in Affiliates (15.0%)
Fifth Third Institutional Money Market Fund (a)	19,659,316	19,659,316

Total Investments in Affiliates		19,659,316

Total Investments (Cost $126,377,298) – 98.3%		128,993,464

Other assets in excess of liabilities – 1.7%		2,211,012

NET ASSETS – 100.0%		$131,204,476

Notes to Schedule of Investments

*	Non-income producing security.

(a)	Investment is in Institutional Shares of underlying fund.

(b)	All or part of this security has been designated as collateral for futures contracts.

At July 31, 2012, International Equity’s industry investment concentrations, as a percentage of net assets, were as follows:

Air Freight & Logistics	0.8%
Auto Components	1.3%
Automobiles	2.8%
Beverages	2.3%
Building Products	0.1%
Capital Markets	1.5%
Chemicals	4.2%
Commercial Banks	9.7%
Commercial Services & Supplies	0.5%
Construction & Engineering	1.1%
Diversified Financial Services	0.7%
Diversified Telecommunication Services	1.6%
Electric Utilities	2.4%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	0.3%
Energy Equipment & Services	0.7%
Fifth Third Funds	15.0%
Food & Staples Retailing	2.7%
Food Products	2.6%
Health Care Equipment & Supplies	0.7%
Hotels, Restaurants & Leisure	0.6%
Household Durables	0.5%
Household Products	0.4%
IT Services	0.5%
Industrial Conglomerates	1.6%
Insurance	3.7%
International Equity	0.1%
Machinery	1.1%
Marine	0.1%
Media	0.8%
Metals & Mining	4.4%
Multi-Utilities	0.4%
Multiline Retail	1.4%
Office Electronics	0.9%
Oil, Gas & Consumable Fuels	6.7%
Personal Products	1.3%
Pharmaceuticals	8.6%
Professional Services	1.0%
Real Estate Management & Development	2.0%
Road & Rail	1.5%
Semiconductors & Semiconductor Equipment	1.0%
Software	0.8%
Specialty Retail	0.9%
Telecommunication Services	0.3%
Textiles, Apparel & Luxury Goods	0.7%
Tobacco	1.6%
Trading Companies & Distributors	2.5%
Wireless Telecommunication Services	1.3%

See notes to schedules of investments
 and notes to financial statements.

48

Strategic Income
Schedule of Investments
July 31, 2012

	Principal Amount	Value
Asset-Backed Securities (3.2%)
Automobile Sequential (1.3%)
Ally Auto Receivables Trust, Series 2010-5, Class B, 2.45%, 6/15/16 (b)	$1,665,000	$1,735,861
CarMax Auto Owner Trust, Series 2011-1, Class B, 2.63%, 11/15/16	750,000	775,059
Ford Credit Auto Owner Trust, Series 2010-A, Class B, 2.93%, 11/15/15	1,100,000	1,140,915
Hyundai Auto Receivables Trust, Series 2009-A, Class A3, 2.03%, 8/15/13	7,082	7,087
		3,658,922

Manufactured Housing ABS Other (0.9%)
Conseco Financial Corp., Series 1998-4, Class A7, 6.87%, 4/1/30 (a)	1,375,728	1,477,014
Mid-State Trust, Series 2005-1, Class M2, 7.08%, 1/15/40	927,780	942,143
		2,419,157

Other ABS (1.0%)
Aircastle Aircraft Lease Backed Trust, Series 2006-1A, Class G1, 0.52%, 6/20/31 (a) (b)	1,067,314	925,895
Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A7, 4.97%, 9/25/33 (f)	1,676,988	1,723,464
		2,649,359

Total Asset-Backed Securities		8,727,438

Corporate Bonds (27.9%)
Advertising Agencies (0.4%)
Interpublic Group of Cos., Inc. (The), 6.25%, 11/15/14 (d)	1,000,000	1,083,750

Airlines (0.4%)
Delta Air Lines Pass Through Trust, Series 2012-1A, 4.75%, 5/7/20	995,000	1,009,925

Auto / Truck Parts & Equipment-Original (2.0%)
BorgWarner, Inc., 5.75%, 11/1/16	1,000,000	1,143,199
Dana Holding Corp., 6.50%, 2/15/19, (Callable 2/15/15 @ 103.25)	1,250,000	1,326,562
Lear Corp., 7.88%, 3/15/18, (Callable 3/15/14 @ 103.938)	1,194,000	1,305,938
Visteon Corp., 6.75%, 4/15/19, (Callable 4/15/14 @ 105.063)	1,830,000	1,779,675
		5,555,374

Beverages-Wine / Spirits (0.7%)
Pernod-Ricard SA, 2.95%, 1/15/17 (b)	2,000,000	2,063,500

Building-Residential / Commercial (0.8%)
Toll Brothers Finance Corp., 5.88%, 2/15/22	2,000,000	2,133,366

Cable / Satellite TV (1.0%)
Comcast Corp., 5.70%, 7/1/19	1,275,000	1,548,693
DIRECTV Holdings LLC, 5.20%, 3/15/20	1,000,000	1,148,041
		2,696,734

Casino Hotels (0.7%)
MGM Resorts International, 4.25%, 4/15/15	1,930,000	1,910,700

Diversified Banks (0.7%)
JP Morgan Chase & Co., Series 1, 7.90%, 4/30/18 (a) (e)	1,700,000	1,876,052

Diversified Financial Services (0.7%)
General Electric Capital Corp., Series A, 7.13%, 6/15/22 (a) (e)	1,700,000	1,839,383

Electric-Integrated (0.4%)
NextEra Energy Capital Holdings, Inc., 6.65%, 6/15/67, (Callable 6/15/17 @ 100) (a) (d)	1,000,000	1,050,000

Enterprise Software / Services (0.7%)
CA, Inc., 5.38%, 12/1/19	1,760,000	2,009,522

Finance-Auto Loans (0.8%)
Ford Motor Credit Co. LLC, 4.25%, 2/3/17	2,000,000	2,087,620

Finance-Credit Card (0.5%)
American Express Credit Corp., 2.38%, 3/24/17	1,400,000	1,470,995

Finance-Investment Banker / Broker (0.7%)
Charles Schwab Corp. (The), 7.00%, 2/1/22 (a) (e)	1,750,000	1,913,695

Finance-Other Services (0.3%)
Cullen / Frost Capital Trust II, 2.02%, 3/1/34, (Callable 9/4/12 @ 100) (a)	1,000,000	807,918

Food-Miscellaneous / Diversified (0.4%)
Kraft Foods, Inc., 4.13%, 2/9/16 (d)	1,000,000	1,099,082

Linen Supply & Related Items (0.8%)
Cintas Corp. No 2, 4.30%, 6/1/21	2,000,000	2,226,516

Machinery-Construction & Mining (0.3%)
Joy Global, Inc., 6.00%, 11/15/16	625,000	717,497

Medical-Biomedical / Genetics (0.2%)
Amgen, Inc., 3.45%, 10/1/20	500,000	527,290

Medical-HMO (0.6%)
Cigna Corp., 4.00%, 2/15/22, (Callable 11/15/21 @ 100)	1,500,000	1,618,261

Continued

49

Strategic Income
Schedule of Investments, continued
July 31, 2012

		Principal Amount	Value
Corporate Bonds, continued
Metal-Copper (0.7%)
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/22, (Callable 12/1/21 @ 100)		$2,000,000	$2,019,026

Multi-line Insurance (0.2%)
American Financial Group, Inc., 9.88%, 6/15/19		375,000	476,602

Oil & Gas Exploration & Production (0.3%)
Chesapeake Energy Corp., 6.13%, 2/15/21		850,000	830,875

Paper & Related Products (1.0%)
Westvaco Corp., 8.20%, 1/15/30		2,200,000	2,649,117

Pipelines (2.1%)
Enbridge Energy Partners L.P., 4.20%, 9/15/21, (Callable 6/15/21 @ 100)		1,800,000	1,953,169
Enterprise Products Operating LLC, 4.05%, 2/15/22		2,000,000	2,186,866
Kinder Morgan Energy Partners L.P., 3.95%, 9/1/22, (Callable 6/1/22 @ 100)		1,500,000	1,582,577
			5,722,612

Real Estate Investment Trusts (3.4%)
BioMed Realty L.P., 3.85%, 4/15/16, (Callable 3/15/16 @ 100)		2,240,000	2,333,513
DDR Corp., 7.50%, 7/15/18		4,101,000	4,772,424
HCP, Inc., 6.70%, 1/30/18		2,000,000	2,372,438
			9,478,375

Retail-Auto Parts (0.8%)
AutoZone, Inc., 4.00%, 11/15/20, (Callable 8/15/20 @ 100)		2,030,000	2,223,061

Retail-Office Supplies (0.3%)
Staples, Inc., 9.75%, 1/15/14		850,000	946,938

Retail-Regional Department Store (0.5%)
Macy’s Retail Holdings, Inc., 6.65%, 7/15/24 (d)		1,250,000	1,531,435

Retail-Restaurants (0.8%)
Darden Restaurants, Inc., 4.50%, 10/15/21		1,950,000	2,092,641

Semiconductor Equipment (0.4%)
KLA-Tencor Corp., 6.90%, 5/1/18		1,000,000	1,202,162

Special Purpose Entity (0.4%)
Goldman Sachs Capital II, 4.00%, 6/1/43, (Callable 9/4/12 @ 100) (a)		1,600,000	1,145,296

Super-Regional Banks-U.S. (2.4%)
Capital One Capital V, 10.25%, 8/15/39		400,000	414,000
Capital One Capital VI, 8.88%, 5/15/40		400,000	406,345
PNC Financial Services Group, Inc., 6.75%, 8/1/21 (a) (e)		1,625,000	1,760,411
PNC Financial Services Group, Inc., 8.25%, 5/21/13 (a) (e)		500,000	515,122
Wachovia Capital Trust III, 5.57%, 8/31/12 (a) (e)		3,600,000	3,564,000
			6,659,878

Transportation-Services (0.7%)
Asciano Finance, Ltd., 3.13%, 9/23/15 (b)		1,910,000	1,922,191

Wireless Equipment (0.8%)
American Tower Corp., 4.50%, 1/15/18 (d)		2,000,000	2,144,882

Total Corporate Bonds			76,742,271

Foreign Bonds (10.5%)
Diversified Minerals (0.6%)
FMG Resources Property, Ltd., 7.00%, 11/1/15, (Callable 11/1/12 @ 105.25) (b)		1,525,000	1,563,125

Diversified Operations (0.8%)
Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17 (b)		2,250,000	2,373,475

Electric-Integrated (0.5%)
Scottish & Southern Energy PLC, 5.45%, 10/1/15 (a) (e)	GBP	875,000	1,344,432

Gold Mining (0.4%)
AngloGold Ashanti Holdings PLC, 5.38%, 4/15/20		$1,000,000	1,047,061

Metals & Mining (0.8%)
Rio Tinto Finance USA, Ltd., 3.50%, 11/2/20		2,000,000	2,177,740

Multi-line Insurance (0.3%)
AXA SA, 6.38%, 12/14/36 (a) (b) (e)		1,000,000	812,500

Oil & Gas Exploration & Production (0.3%)
Gaz Capital SA for Gazprom, 7.51%, 7/31/13 (b)		850,000	896,402

Regional Agencies (0.7%)
South Australian Government Financing Authority, 5.75%, 9/20/17	AUD	1,800,000	2,050,536

Regional Authority (2.2%)
Province of British Columbia Canada, 5.30%, 6/18/14	CAD	3,700,000	3,966,971
Province of New Brunswick Canada, 4.30%, 12/3/15		1,850,000	2,005,364
			5,972,335

Continued

50

Strategic Income
Schedule of Investments, continued
July 31, 2012

		Principal Amount	Value
Foreign Bonds, continued
Sovereign (3.0%)
Brazil, Federal Republic, Series F, 10.00%, 1/1/14	BRL	1,870,000	$936,307
Brazil, Federal Republic, Series F, 10.00%, 1/1/17		1,900,000	957,863
New Zealand Government Bond, 6.00%, 12/15/17	NZD	4,300,000	4,005,578
Poland Government Bond, 5.00%, 4/25/16	PLN	7,500,000	2,295,224
			8,194,972

Special Purpose Banks (0.9%)
Export-Import Bank of Korea, 4.38%, 9/15/21		$1,850,000	2,006,937
Export-Import Bank of Korea, 8.13%, 1/21/14		425,000	463,610
			2,470,547

Total Foreign Bonds			28,903,125

Mortgage-Backed Securities (9.2%)
CMBS Other (1.7%)
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49		1,738,000	1,985,143
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.32%, 6/10/36 (a)		875,000	926,039
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, 9/15/39 (d)		1,600,000	1,833,152
			4,744,334

CMBS Subordinated (0.4%)
Morgan Stanley Capital I, Series 2003-IQ6, Class C, 5.10%, 12/15/41 (a) (b)		1,000,000	996,678

U.S. Government Agencies (6.1%)
Fannie Mae, 2.94%, 7/1/18 (a)		43,826	44,573
Fannie Mae, 4.00%, 12/1/40		2,355,171	2,591,102
Fannie Mae, 4.00%, 8/1/41		1,343,444	1,443,276
Fannie Mae, 5.50%, 10/1/35		397,601	438,569
Freddie Mac, 2.35%, 10/1/32 (a)		83,348	84,758
Freddie Mac, 6.50%, 9/1/22 (d)		291,052	325,871
Freddie Mac, 6.50%, 8/1/37		280,466	318,786
Freddie Mac, IO, 6.90%, 8/15/36 (a)		4,012,625	780,545
Freddie Mac, IO, 7.40%, 2/15/18 (a)		5,480,602	372,221
Government National Mortgage Association, 1.42%, 9/16/53 (a)		17,650,708	1,417,246
Government National Mortgage Association, IO, 1.13%, 10/16/44 (a)		19,650,987	1,336,464
Government National Mortgage Association, IO, 1.27%, 8/16/46 (a)		18,455,135	1,378,063
Government National Mortgage Association, IO, 1.29%, 12/16/53		9,975,000	842,129
Government National Mortgage Association, IO, 1.35%, 6/16/52 (a)		19,778,514	1,568,713
Government National Mortgage Association, IO, 1.64%, 4/16/53 (a)		14,710,610	1,274,925
Government National Mortgage Association, IO, 1.68%, 10/16/53 (a)		16,724,643	1,618,042
Government National Mortgage Association, IO, 4.50%, 10/16/37		6,958,560	967,766
			16,803,049

WL Collateral CMO Other (0.3%)
Bear Stearns Asset Backed Securities Trust, Series 2003-AC7, Class A2, 5.75%, 1/25/34 (f)		298,945	311,087
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A, 2.70%, 12/25/32 (a)		16,557	16,980
Wells Fargo Mortgage Backed Securities Trust, Series 2004-X, Class 1A5, 2.54%, 11/25/34 (a)		647,727	647,993
			976,060

WL Collateral CMO Sequential (0.6%)
Countrywide Alternative Loan Trust, Series 2004-30CB, Class 3A1, 5.00%, 2/25/20		792,811	818,799
Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19		699,140	709,233
			1,528,032

WL Collateral PAC (0.1%)
Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A1, 5.50%, 3/25/36		357,409	361,635

Total Mortgage-Backed Securities			25,409,788

Municipal Bonds (1.4%)
Minnesota (1.4%)
State of Minnesota, Series A, GO, 5.00%, 10/1/22, (Callable 10/1/21 @ 100)		1,475,000	1,883,413
State of Minnesota, Series D, GO, 5.00%, 8/1/19		1,600,000	2,006,736
			3,890,149

Total Municipal Bonds			3,890,149

		Shares

Common Stocks (9.0%)
Diversified Telecommunication Services (1.0%)
BCE, Inc.		33,728	1,434,789
Verizon Communications, Inc.		30,000	1,354,200
			2,788,989

Electric Utilities (0.9%)
NextEra Energy, Inc.		34,230	2,426,907

Continued

51

Strategic Income
Schedule of Investments, continued
July 31, 2012

	Shares	Value
Common Stocks, continued
Electrical Equipment (0.3%)
Rockwell Automation, Inc.	13,500	$909,360

Energy Equipment & Services (0.3%)
National Oilwell Varco, Inc.	13,700	990,510

Multi-Utilities (0.4%)
Wisconsin Energy Corp.	24,910	1,014,833

Oil, Gas & Consumable Fuels (1.1%)
BP PLC, ADR	37,000	1,476,300
Williams Cos., Inc. (The)	47,000	1,494,130
		2,970,430

Pharmaceuticals (0.6%)
Pfizer, Inc.	69,768	1,677,223

Real Estate Investment Trusts (2.3%)
Annaly Capital Management, Inc.	156,101	2,720,841
Hospitality Properties Trust	35,000	849,450
Starwood Property Trust, Inc.	124,500	2,771,370
		6,341,661

Telecommunication Services (0.8%)
Telstra Corp., Ltd.	560,000	2,354,017

Semiconductors & Semiconductor Equipment (0.4%)
Intel Corp.	42,000	1,079,400

Tobacco (0.9%)
Altria Group, Inc.	31,850	1,145,644
Philip Morris International, Inc.	14,515	1,327,252
		2,472,896

Total Common Stocks		25,026,226

Investment Companies (1.8%)
American Income Fund, Inc.	135,400	1,098,094
Eaton Vance Tax-Advantaged Dividend Income Fund	23,600	389,636
Invesco Van Kampen Senior Income Trust	152,000	746,320
SPDR Gold Shares *	16,500	2,582,910

Total Investment Companies		4,816,960

Convertible Preferred Stocks (5.0%)
Aerospace & Defense (1.0%)
United Technologies Corp., 7.50%	51,000	2,690,250

Automobiles (0.9%)
General Motors Co., Series B, 4.75%	78,500	2,627,395

Electric-Integrated (1.4%)
PPL Corp., 8.75%	70,970	3,822,444

Gold Mining (0.6%)
AngloGold Ashanti Holdings Finance PLC, 6.00%	37,550	1,539,175

Oil, Gas & Consumable Fuels (0.7%)
Apache Corp., Series D, 6.00%	39,500	1,918,515

Real Estate Investment Trusts (0.4%)
Health Care, Inc., Series I, 6.50%	20,000	1,132,200

Total Convertible Preferred Stocks		13,729,979

Preferred Stocks (27.0%)
Capital Markets (0.4%)
Ameriprise Financial, Inc., 7.75%	33,069	957,017

Cellular Telecom (0.5%)
United States Cellular Corp., 6.95%	46,700	1,272,575

Commercial Banks (0.4%)
First Niagara Financial Group, Inc., Series B, 8.63%	37,000	1,095,200

Commercial Banks Non-U.S. (0.9%)
Lloyds Banking Group PLC, 7.75% (d)	87,000	2,350,740

Commercial Banks-Southern U.S. (0.3%)
First Tennessee Bank NA, 3.75%	1,000	683,125

Diversified Financial Services (1.0%)
Citigroup Capital VII, 7.13%	74,225	1,889,768
Citigroup Capital XIII, 7.88%	30,000	821,700
		2,711,468

Electric-Integrated (2.9%)
Alabama Power Co., 6.45%	35,000	1,025,500
DTE Energy Co., 6.50%	51,000	1,459,110
Entergy Louisiana LLC, 5.88%	20,000	553,800
Entergy Mississippi, Inc., 6.00%	30,000	866,400
Georgia Power Co., Series 07-A, 6.50%	20,000	2,270,000
Southern California Edison Co., 0.44% (a) (d)	17,184	1,714,104
		7,888,914

Finance-Investment Banker / Broker (1.9%)
Credit Suisse, Ltd., 7.90%	71,800	1,886,904
JP Morgan Chase Capital XXIX, 6.70%	47,300	1,253,450
Merrill Lynch Preferred Capital Trust III, 7.00%	24,800	623,472
Morgan Stanley Capital Trust VIII, 6.45%	43,100	1,073,621
Stifel Financial Corp., 6.70%	18,500	504,704
		5,342,151

Finance-Mortgage Loan / Banker (0.2%)
Countrywide Capital IV, 6.75%	26,500	661,440

Continued

52

Strategic Income
Schedule of Investments, continued
July 31, 2012

	Shares	Value
Preferred Stocks, continued
Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc., Series A, 8.63%	23,000	$612,490

Insurance (1.5%)
Endurance Specialty Holdings, Ltd., Series B, 7.50%	127,505	3,354,657
MetLife, Inc., Series A, 4.00%	28,046	698,626
RenaissanceRe Holdings, Ltd., Series D, 6.60%	4,246	107,848
		4,161,131
Investment Management / Advisor Services (0.3%)
Deutsche Bank Contingent Capital Trust III, 7.60%	36,000	937,440

Life / Health Insurance (0.7%)
Aviva PLC, 8.25%	70,400	1,946,560

Multi-line Insurance (0.7%)
Allianz SE, 8.38%	30,000	789,375
American Financial Group, Inc., 7.00%	46,000	1,240,160
		2,029,535
Property / Casualty Insurance (0.7%)
Arch Capital Group, Ltd., Series C, 6.75%	75,000	2,034,750

Real Estate Investment Trusts (8.9%)
Alexandria Real Estate Equities, Inc., Series E, 6.45%	54,000	1,415,880
CBL & Associates Properties, Inc., Series D, 7.38%	101,500	2,587,235
CommonWealth, Series E, 7.25%	20,000	532,400
Digital Realty Trust, Inc., Series E, 7.00%	95,000	2,535,550
Duke Realty Corp., Series K, 6.50%	36,000	914,400
Harris Preferred Capital Corp., Series A, 7.38%	31,800	817,896
Kimco Realty Corp., Series H, 6.90%	66,880	1,902,067
Kimco Realty Corp., Series I, 6.00%	92,526	2,391,797
PS Business Parks, Inc., Series S, 6.45%	46,000	1,237,400
Public Storage, 5.90%	92,000	2,450,880
Public Storage, Series P, 6.50%	37,000	1,029,710
Realty Income Corp., Series F, 6.63%	70,800	1,920,096
Regency Centers Corp., Series 6, 6.63%	75,000	1,992,000
Vornado Realty L.P., 7.88% (d)	73,775	2,078,980
Vornado Realty Trust, Series J, 6.88%	26,000	705,900
		24,512,191
Special Purpose Entity (0.7%)
Corporate-Backed Trust Certificates, 6.125%	60,000	1,412,400
Corporate-Backed Trust Certificates, 6.25%	20,500	507,580

Super-Regional Banks-U.S. (2.5%)
PNC Financial Services Group, Inc., Series P, 6.13%	76,000	2,075,560
US Bancorp, Series F, 6.50%	73,200	2,123,532
US Bancorp, Series G, 6.00%	70,000	1,912,400
Wells Fargo Capital XII, 7.88%	30,000	777,300
		6,888,792

Telephone-Integrated (0.6%)
Telephone & Data Systems, Inc., 6.88%	57,000	1,553,250

Tools-Hand Held (0.6%)
Stanley Black & Decker, Inc., 5.75%	68,000	1,763,920

Transportation-Marine (1.1%)
Seaspan Corp., Series C, 9.50%	108,550	2,974,270

Total Preferred Stocks		74,296,939

Investments in Affiliates (3.4%)
Fifth Third Institutional Money Market Fund (c)	9,388,244	9,388,244

Total Investments in Affiliates		9,388,244

Total Investments (Cost $258,293,897) – 98.4%		270,931,119

Other assets in excess of liabilities – 1.6%		4,318,835

NET ASSETS – 100.0%		$275,249,954

Notes to Schedule of Investments

*	Non-income producing security.

(a)	Variable rate security. Rate presented represents rate in effect at July 31, 2012.

(b)
Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Investment is in Institutional Shares of underlying fund/portfolio.

(d)	All or part of this security has been designated as collateral for futures contracts, swaps and forward foreign currency contracts.

(e)	Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.

(f)
Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

The following abbreviations are used in the Schedule of Investments:
ABS – Asset-Backed Security
ADR – American Depositary Receipt
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CMBS – Commercial Mortgage-Backed Security
CMO – Collateralized Mortgage Obligation
GBP – Great British Pound
GO – General Obligation
IO – Interest Only
NZD – New Zealand Dollar
PAC – Planned Amortization Class
PLN – Polish Zloty
WL – Whole Loan

Continued

53

Strategic Income
Schedule of Investments, continued
July 31, 2012

At July 31, 2012, Strategic Income’s investments were in the following countries:

Country
Australia	3.7%
Bermuda	2.0%
Brazil	0.7%
Canada	2.7%
Cayman Islands	0.9%
France	1.1%
Germany	0.3%
Great Britain	2.6%
Isle Of Man	1.0%
Luxembourg	0.3%
Marshall Island	1.1%
New Zealand	1.5%
Poland	0.9%
South Korea	0.9%
Switzerland	0.7%
United States	79.6%
Total	100.0%

See notes to schedules of investments
and notes to financial statements.

LifeModel AggressiveSM
Schedule of Investments
July 31, 2012

	Shares	Value
Investments in Affiliates (a) (100.4%)
Fifth Third All Cap Value Fund	537,372	$8,479,735
Fifth Third Disciplined Large Cap Value Fund	2,028,673	22,092,245
Fifth Third Institutional Money Market Fund	2,930,347	2,930,347
Fifth Third International Equity Fund	2,037,644	14,406,144
Fifth Third Mid Cap Growth Fund *	995,106	12,408,967
Fifth Third Quality Growth Fund *	1,307,170	22,862,400
Fifth Third Short Term Bond Fund	109,165	1,045,804
Fifth Third Small Cap Value Fund	236,628	4,268,765
Fifth Third Strategic Income Fund	179,595	1,937,832
Fifth Third Total Return Bond Fund	167,330	1,619,753

Total Investments in Affiliates		92,051,992

Total Investments (Cost $82,025,376) – 100.4%		92,051,992

Liabilities in excess of other assets – (0.4%)		(321,657)

NET ASSETS – 100.0%		$91,730,335

Notes to Schedule of Investments

*	Non-income producing security.

(a)	Investment is in Institutional Shares of underlying fund/portfolio.

See notes to schedules of investments
and notes to financial statements.

54

LifeModel Moderately AggressiveSM
Schedule of Investments
July 31, 2012

	Shares	Value
Investments in Affiliates (a) (100.2%)
Fifth Third All Cap Value Fund	715,995	$11,298,398
Fifth Third Disciplined Large Cap Value Fund	2,591,711	28,223,736
Fifth Third Institutional Money Market Fund	5,710,534	5,710,534
Fifth Third International Equity Fund	2,795,379	19,763,328
Fifth Third Mid Cap Growth Fund *	1,274,247	15,889,861
Fifth Third Quality Growth Fund *	1,718,838	30,062,487
Fifth Third Short Term Bond Fund	1,020,581	9,777,170
Fifth Third Small Cap Value Fund	329,378	5,941,978
Fifth Third Strategic Income Fund	480,324	5,182,693
Fifth Third Total Return Bond Fund	2,671,938	25,864,359

Total Investments in Affiliates		157,714,544

Total Investments (Cost $140,347,020) – 100.2%		157,714,544

Liabilities in excess of other assets – (0.2%)		(267,314)

NET ASSETS – 100.0%		$157,447,230

Notes to Schedule of Investments

*	Non-income producing security.

(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments
and notes to financial statements.

LifeModel ModerateSM
Schedule of Investments
July 31, 2012

	Shares	Value
Investments in Affiliates (a) (99.9%)
Fifth Third All Cap Value Fund	770,057	$12,151,494
Fifth Third Disciplined Large Cap Value Fund	3,020,141	32,889,334
Fifth Third Institutional Money Market Fund	9,123,465	9,123,465
Fifth Third International Equity Fund	2,532,806	17,906,936
Fifth Third Mid Cap Growth Fund *	1,340,904	16,721,068
Fifth Third Quality Growth Fund *	1,842,412	32,223,792
Fifth Third Short Term Bond Fund	2,747,314	26,319,265
Fifth Third Small Cap Value Fund	332,351	5,995,618
Fifth Third Strategic Income Fund	1,142,580	12,328,441
Fifth Third Total Return Bond Fund	7,073,065	68,467,269

Total Investments in Affiliates		234,126,682

Total Investments (Cost $213,902,410) – 99.9%		234,126,682

Other assets in excess of liabilities – 0.1%		122,310

NET ASSETS – 100.0%		$234,248,992

Notes to Schedule of Investments

*	Non-income producing security.

(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments
and notes to financial statements.
55

LifeModel Moderately ConservativeSM
Schedule of Investments
July 31, 2012

	Shares	Value
Investments in Affiliates (a) (100.0%)
Fifth Third All Cap Value Fund	119,887	$1,891,819
Fifth Third Disciplined Large Cap Value Fund	458,315	4,991,049
Fifth Third Institutional Money Market Fund	1,202,315	1,202,315
Fifth Third International Equity Fund	433,480	3,064,703
Fifth Third Mid Cap Growth Fund *	217,815	2,716,151
Fifth Third Quality Growth Fund *	304,481	5,325,379
Fifth Third Short Term Bond Fund	696,837	6,675,701
Fifth Third Small Cap Value Fund	53,792	970,413
Fifth Third Strategic Income Fund	233,316	2,517,478
Fifth Third Total Return Bond Fund	1,797,546	17,400,239

Total Investments in Affiliates		46,755,247

Total Investments (Cost $42,515,317) – 100.0%		46,755,247

Liabilities in excess of other assets – (0.0%)		(18,385)

NET ASSETS – 100.0%		$46,736,862

Notes to Schedule of Investments

*	Non-income producing security.

(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments
and notes to financial statements.

LifeModel ConservativeSM
Schedule of Investments
July 31, 2012

	Shares	Value
Investments in Affiliates (a) (100.0%)
Fifth Third All Cap Value Fund	54,485	$859,778
Fifth Third Disciplined Large Cap Value Fund	191,994	2,090,818
Fifth Third Institutional Money Market Fund	1,480,252	1,480,252
Fifth Third International Equity Fund	162,727	1,150,477
Fifth Third Mid Cap Growth Fund *	91,998	1,147,210
Fifth Third Quality Growth Fund *	121,611	2,126,972
Fifth Third Short Term Bond Fund	777,491	7,448,361
Fifth Third Small Cap Value Fund	21,661	390,771
Fifth Third Strategic Income Fund	191,418	2,065,399
Fifth Third Total Return Bond Fund	2,139,968	20,714,890

Total Investments in Affiliates		39,474,928

Total Investments (Cost $37,790,378) – 100.0%		39,474,928

Liabilities in excess of other assets – (0.0%)		(9,192)

NET ASSETS – 100.0%		$39,465,736

Notes to Schedule of Investments

*	Non-income producing security.

(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments
and notes to financial statements.
56

High Yield Bond
Schedule of Investments
July 31, 2012

	Principal
	Amount	Value
Convertible Bonds (0.2%)
Building Products-Cement & Aggregate (0.2%)
US Concrete, Inc., 9.50%, 8/31/15 (b)	$201,000	$210,547

Total Convertible Bonds		210,547

Corporate Bonds (88.7%)
Advertising Sales (1.2%)
Clear Channel Worldwide Holdings, Inc., 7.63%, 3/15/20, (Callable 3/15/15 @ 105.719) (b)	663,000	632,942
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17, (Callable 12/15/12 @ 106.9375)	79,000	85,320
Lamar Media Corp, 5.88%, 2/1/22, (Callable 2/1/17 @ 102.938)	440,000	464,200
		1,182,462

Airlines (0.1%)
Continental Airlines Pass Through Trust, Series RJO3, 7.88%, 1/2/20	132,525	133,850

Auto / Truck Parts & Equipment-Original (2.9%)
Accuride Corp., 9.50%, 8/1/18, (Callable 8/1/14 @ 104.75) (d)	165,000	166,444
Cooper-Standard Automotive, Inc., 8.50%, 5/1/18, (Callable 5/1/14 @ 104.25)	495,000	533,981
Tenneco, Inc., 6.88%, 12/15/20, (Callable 12/15/15 @ 103.438)	166,000	179,072
Tenneco, Inc., 7.75%, 8/15/18, (Callable 8/15/14 @ 103.875)	700,000	756,875
Tomkins LLC / Tomkins, Inc., 9.00%, 10/1/18, (Callable 10/1/14 @ 104.5)	196,000	217,805
Visteon Corp., 6.75%, 4/15/19, (Callable 4/15/14 @ 105.063) (b)	1,000,000	972,500
		2,826,677

Auto / Truck Parts & Equipment-Replacement (0.3%)
Exide Technologies, 8.63%, 2/1/18, (Callable 2/1/15 @ 104.313)	333,000	264,735

Auto-Cars / Light Trucks (1.5%)
Chrysler Group LLC / CG Co-Issuer, Inc., 8.25%, 6/15/21, (Callable 6/15/16 @ 104.125) (b)	1,440,000	1,499,400

Building & Construction Products-Miscellaneous (0.8%)
Gibraltar Industries, Inc., Series B, 8.00%, 12/1/15, (Callable 8/31/12 @ 102.667)	750,000	768,750

Building-Heavy Construction (0.9%)
Tutor Perini Corp., 7.63%, 11/1/18, (Callable 11/1/14 @ 103.813)	845,000	873,519

Building-Residential / Commercial (0.5%)
Pulte Group, Inc., 6.38%, 5/15/33	539,000	463,540

Cable / Satellite TV (3.4%)
Cablevision Systems Corp., 7.75%, 4/15/18	225,000	244,687
Cablevision Systems Corp., 8.00%, 4/15/20	250,000	276,875
Cablevision Systems Corp., 8.63%, 9/15/17	125,000	142,813
CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21, (Callable 4/30/15 @ 104.875)	239,000	258,717
CCO Holdings LLC / CCO Holdings Capital Corp., 7.00%, 1/15/19, (Callable 1/15/14 @ 105.25)	59,000	64,753
CCO Holdings LLC / CCO Holdings Capital Corp., 7.25%, 10/30/17, (Callable 10/30/13 @ 105.438)	300,000	329,625
CCO Holdings LLC / CCO Holdings Capital Corp., 7.88%, 4/30/18, (Callable 4/30/13 @ 105.906)	344,000	375,390
CCO Holdings LLC / CCO Holdings Capital Corp., 8.13%, 4/30/20, (Callable 4/30/15 @ 104.063)	215,000	242,950
Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%, 11/15/17, (Callable 11/15/12 @ 106.469) (b)	940,000	1,012,850
DISH DBS Corp., 7.88%, 9/1/19	309,000	359,212
		3,307,872

Capacitors (1.7%)
Kemet Corp., 10.50%, 5/1/18, (Callable 5/1/14 @ 105.25)	647,000	650,235
Kemet Corp., 10.50%, 5/1/18, (Callable 5/1/14 @ 105.25) (b)	1,000,000	1,000,000
		1,650,235

Cellular Telecom (2.7%)
MetroPCS Wireless, Inc., 7.88%, 9/1/18, (Callable 9/1/14 @ 103.938)	233,000	246,980
NII Capital Corp., 7.63%, 4/1/21, (Callable 4/1/16 @ 103.813)	1,327,000	1,015,155
Sprint Capital Corp., 6.88%, 11/15/28	239,000	213,905
Sprint Nextel Corp., 9.00%, 11/15/18 (b)	967,000	1,128,972
		2,605,012

Chemicals-Diversified (1.1%)
Koppers, Inc., 7.88%, 12/1/19, (Callable 12/1/14 @ 103.938)	381,000	415,290
LyondellBasell Industries NV, 6.00%, 11/15/21	557,000	640,550
		1,055,840

Chemicals-Plastics (0.1%)
PolyOne Corp., 7.38%, 9/15/20, (Callable 9/15/15 @ 103.688)	106,000	115,805

Continued
57

High Yield Bond
Schedule of Investments, continued
July 31, 2012

	Principal
	Amount	Value
Corporate Bonds, continued
Coal (2.2%)
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 8.50%, 12/15/19, (Callable 12/15/14 @ 104.25)	$304,000	$321,480
Consol Energy, Inc., 8.00%, 4/1/17, (Callable 4/1/14 @ 104)	106,000	112,095
Consol Energy, Inc., 8.25%, 4/1/20, (Callable 4/1/15 @ 104.125)	106,000	112,625
Peabody Energy Corp., 6.00%, 11/15/18 (b)	707,000	707,000
Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp., 8.25%, 4/15/18, (Callable 4/15/14 @ 104.125)	841,000	853,615
		2,106,815

Commercial Services (1.3%)
Iron Mountain, Inc., 8.00%, 6/15/20, (Callable 6/15/13 @ 104)	295,000	314,175
Liberty Tire Recycling, 11.00%, 10/1/16, (Callable 10/1/13 @ 105.5) (b)	340,000	317,050
ServiceMaster Co., 8.00%, 2/15/20, (Callable 2/15/15 @ 106)	574,000	636,422
		1,267,647

Construction Materials (0.4%)
Vulcan Materials Co., 7.50%, 6/15/21	350,000	387,188

Consumer Products-Miscellaneous (1.4%)
Central Garden and Pet Co., 8.25%, 3/1/18, (Callable 3/1/14 @ 104.125)	327,000	335,175
Jarden Corp., 7.50%, 1/15/20, (Callable 1/15/15 @ 103.75)	500,000	551,875
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 7.13%, 4/15/19, (Callable 10/15/14 @ 103.563) (b)	400,000	425,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 7.75%, 10/15/16, (Callable 10/15/12 @ 103.875) (b)	60,000	63,000
		1,375,050

Containers-Metal / Glass (0.4%)
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc., Series 144, 7.38%, 10/15/17, (Callable 10/15/14 @ 103.688) (b)	301,000	322,446
BWAY Holding Co., 10.00%, 6/15/18, (Callable 6/15/14 @ 105)	100,000	110,500
		432,946

Data Processing / Management (b) (1.4%)
Fidelity National Information Services, Inc., 5.00%, 3/15/22, (Callable 3/15/17 @ 102.5)	929,000	980,095
First Data Corp., 8.88%, 8/15/20, (Callable 8/15/15 @ 104.438)	331,000	362,445
		1,342,540

Diversified Banks (1.6%)
Ally Financial, Inc., 5.50%, 2/15/17	750,000	781,326
Ally Financial, Inc., 7.38%, 12/16/44, (Callable 8/30/12 @ 25) (f)	18,226	440,705
Ally Financial, Inc., 8.00%, 11/1/31	274,000	322,322
		1,544,353

Diversified Manufacturing Operations (2.2%)
Amsted Industries, Inc., 8.13%, 3/15/18, (Callable 3/15/14 @ 104.063) (b) (d)	420,000	445,200
Griffon Corp., 7.13%, 4/1/18, (Callable 4/1/14 @ 105.344)	261,000	272,745
JB Poindexter & Co., Inc., 9.00%, 4/1/22, (Callable 4/1/17 @ 104.5) (b)	1,054,000	1,051,365
JM Huber Corp., 9.88%, 11/1/19, (Callable 11/1/15 @ 104.938) (b)	356,000	392,490
		2,161,800

Electric-Generation (1.4%)
AES Corp. (The), 7.38%, 7/1/21 (b) (d)	380,000	434,625
AES Corp. (The), 8.00%, 10/15/17 (d)	400,000	465,000
Bruce Mansfield Unit, 6.85%, 6/1/34	428,274	456,626
		1,356,251

Electric-Integrated (0.1%)
North American Energy Alliance LLC / North American Energy Alliance Finance Corp., 10.88%, 6/1/16, (Callable 6/1/13 @ 105.438) (b)	101,000	113,373

Finance-Consumer Loans (1.7%)
CIT Group, Inc., 5.00%, 5/15/17	500,000	522,500
CIT Group, Inc., 5.00%, 8/15/22	346,000	346,000
CIT Group, Inc., 7.00%, 5/2/16, (Callable 8/31/12 @ 100)	7,000	7,035
CIT Group, Inc., 7.00%, 5/2/17, (Callable 8/31/12 @ 100)	102,504	103,017
SLM Corp., 6.00%, 1/25/17	725,000	759,437
		1,737,989

Finance-Mortgage Servicing (1.1%)
PHH Corp., 9.25%, 3/1/16	996,000	1,075,680

Food-Meat Products (b) (1.1%)
JBS USA LLC / JBS USA Finance, Inc., 7.25%, 6/1/21, (Callable 6/1/15 @ 105.438)	918,000	872,100
JBS USA LLC / JBS USA Finance, Inc., 8.25%, 2/1/20, (Callable 2/1/15 @ 106.188)	200,000	199,240
		1,071,340

Food-Miscellaneous / Diversified (b) (1.1%)
Del Monte Corp., 7.63%, 2/15/19, (Callable 2/15/14 @ 103.813)	351,000	348,368
Post Holdings, Inc., 7.38%, 2/15/22, (Callable 2/15/17 @ 103.688)	733,000	764,152
		1,112,520

Continued
58

High Yield Bond
Schedule of Investments, continued
July 31, 2012

	Principal
	Amount	Value
Corporate Bonds, continued
Food-Retail (0.8%)
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19, (Callable 2/15/15 @ 104.625) (b)	$634,000	$675,210
Ingles Markets, Inc., 8.88%, 5/15/17, (Callable 5/15/13 @ 104.438)	132,000	144,210
		819,420

Funeral Services & Related Items (1.3%)
Service Corp. International, 8.00%, 11/15/21	540,000	635,850
Stewart Enterprises, Inc., 6.50%, 4/15/19, (Callable 4/15/14 @ 104.875)	250,000	260,625
Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding, 10.25%, 12/1/17, (Callable 12/1/13 @ 105.125)	389,000	383,165
		1,279,640

Gas-Transportation (0.2%)
Sabine Pass Liquified Natural Gas L.P., 7.50%, 11/30/16	205,000	216,019

Home Furnishings (0.1%)
Sealy Mattress Co., 8.25%, 6/15/14, (Callable 8/31/12 @ 100)	130,000	128,863

Housewares (0.6%)
Libbey Glass, Inc., 6.88%, 5/15/20, (Callable 5/15/15 @ 105.156) (b)	562,000	592,910

Independent Power Producer (2.6%)
Calpine Corp., 7.50%, 2/15/21, (Callable 11/1/15 @ 103.75) (b)	689,000	766,512
Calpine Corp., 7.88%, 1/15/23, (Callable 1/15/17 @ 103.938) (b)	400,000	455,000
GenOn Energy, Inc., 7.63%, 6/15/14	85,000	90,525
NRG Energy, Inc., 7.88%, 5/15/21, (Callable 5/15/16 @ 103.938) (b)	1,182,000	1,255,875
		2,567,912

Machinery-Farm (0.9%)
Case New Holland, Inc., 7.88%, 12/1/17	775,000	908,687

Medical Instruments (0.3%)
Accellent, Inc., 8.38%, 2/1/17, (Callable 2/1/13 @ 106.281) (d)	244,000	253,760

Medical Products (0.3%)
Universal Hospital Services, Inc., 4.11%, 6/1/15, (Callable 8/31/12 @ 100) (a)	21,000	20,449
Universal Hospital Services, Inc., 7.63%, 8/15/20, (Callable 8/15/15 @ 105.719) (b) (e)	293,000	298,860
		319,309

Medical-Hospitals (4.6%)
Capella Healthcare, Inc., 9.25%, 7/1/17, (Callable 7/1/13 @ 106.938)	736,000	780,160
CHS/Community Health Systems, Inc., 7.13%, 7/15/20, (Callable 7/15/16 @ 103.563)	338,000	354,055
HCA, Inc., 5.88%, 3/15/22	600,000	645,750
HCA, Inc., 6.50%, 2/15/20	1,000,000	1,117,500
Health Management Associates, Inc., 7.38%, 1/15/20, (Callable 1/15/16 @ 103.688) (b)	1,455,000	1,569,581
		4,467,046

Medical-Nursing Homes (0.2%)
Kindred Healthcare, Inc., 8.25%, 6/1/19, (Callable 6/1/14 @ 106.188)	200,000	190,000

Medical-Outpatient / Home Medical (1.3%)
Apria Healthcare Group, Inc., 11.25%, 11/1/14, (Callable 8/31/12 @ 105.625) (d)	336,000	351,120
Res-Care, Inc., 10.75%, 1/15/19, (Callable 1/15/15 @ 105.375)	813,000	894,300
		1,245,420

Metal Processors & Fabricators (0.5%)
Dynacast International LLC / Dynacast Finance Inc, 9.25%, 7/15/19, (Callable 7/15/15 @ 104.625) (b)	457,000	471,853

Metal-Aluminum (1.0%)
Aleris International, Inc., 7.63%, 2/15/18, (Callable 2/15/14 @ 105.719) (b) (d)	918,000	954,720

Multi-line Insurance (0.4%)
MetLife, Inc., 10.75%, 8/1/69, (Callable 8/1/34 @ 100)	250,000	361,250

Multimedia (0.9%)
Entravision Communications Corp., 8.75%, 8/1/17, (Callable 8/1/13 @ 106.563)	776,000	826,440

Mutual Insurance (0.4%)
Liberty Mutual Group, Inc., 7.80%, 3/7/87 (b)	400,000	417,000

Office Supplies & Forms (1.7%)
Mead Products LLC / ACCO Brands Corp., 6.75%, 4/30/20, (Callable 4/30/17 @ 103.375) (b)	1,583,000	1,701,725

Oil & Gas Exploration & Production (5.2%)
Bill Barrett Corp., 7.00%, 10/15/22, (Callable 10/15/17 @ 103.5)	1,000,000	982,500
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18, (Callable 10/15/14 @ 104.313)	450,000	487,125
Chesapeake Energy Corp., 6.63%, 8/15/20	444,000	441,780

Continued
59

High Yield Bond
Schedule of Investments, continued
July 31, 2012

	Principal
	Amount	Value
Corporate Bonds, continued
Oil & Gas Exploration & Production, continued
Forest Oil Corp., 7.25%, 6/15/19, (Callable 8/31/12 @ 103.625)	$436,000	$420,740
Hilcorp Energy I L.P. / Hilcorp Finance Co., 7.63%, 4/15/21, (Callable 10/1/15 @ 103.813) (b)	170,000	185,300
Linn Energy LLC / Linn Energy Finance Corp., 8.63%, 4/15/20, (Callable 4/15/15 @ 104.313)	1,113,000	1,207,605
Newfield Exploration Co., 5.63%, 7/1/24	495,000	527,794
Newfield Exploration Co., 6.88%, 2/1/20, (Callable 2/1/15 @ 103.438)	188,000	205,860
SandRidge Energy, Inc., 8.75%, 1/15/20, (Callable 1/15/15 @ 104.375)	555,000	591,075
		5,049,779

Oil Field Services (1.9%)
Basic Energy Services, Inc., 7.13%, 4/15/16, (Callable 8/31/12 @ 102.375)	457,000	449,002
Basic Energy Services, Inc., 7.75%, 2/15/19, (Callable 2/15/15 @ 103.875)	293,000	283,478
Exterran Holdings, Inc., 7.25%, 12/1/18, (Callable 12/1/13 @ 105.438)	700,000	693,000
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16, (Callable 8/31/12 @ 104.75) (b)	148,000	155,030
Pioneer Energy Services Corp., 9.88%, 3/15/18, (Callable 3/15/14 @ 104.938) (b)	250,000	268,750
		1,849,260

Oil Refining & Marketing (0.6%)
Coffeyville Resources LLC / Coffeyville Finance, Inc., 10.88%, 4/1/17, (Callable 4/1/13 @ 108.156) (b)	520,000	578,500

Paper & Related Products (0.7%)
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/1/16, (Callable 6/1/13 @ 104) (b)	680,000	702,100

Pharmacy Services (1.5%)
Omnicare, Inc., 7.75%, 6/1/20, (Callable 6/1/15 @ 103.875)	1,313,000	1,437,735

Pipelines (4.9%)
Atlas Pipeline Partners L.P., 8.75%, 6/15/18, (Callable 6/15/13 @ 104.375)	728,000	780,780
Copano Energy LLC / Copano Energy Finance Corp., 7.13%, 4/1/21, (Callable 4/1/16 @ 103.563)	450,000	466,875
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 7.75%, 4/1/19, (Callable 4/1/15 @ 103.875) (b)	704,000	714,560

Enterprise Products Operating LLC, Series A, 8.38%, 8/1/66, (Callable 8/1/16 @ 100) (a)	346,000	378,870
Genesis Energy L.P. / Genesis Energy Finance Corp., 7.88%, 12/15/18, (Callable 12/15/14 @ 103.938) (b)	835,000	876,750
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.88%, 12/1/18, (Callable 12/1/14 @ 103.438)	600,000	642,000
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.38%, 8/1/22, (Callable 2/1/17 @ 103.188) (b)	650,000	666,250
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 7.88%, 10/15/18, (Callable 10/15/14 @ 103.938)	250,000	272,500
		4,798,585

Printing-Commercial (1.4%)
Cenveo Corp., 7.88%, 12/1/13, (Callable 8/31/12 @ 100)	274,000	272,630
Cenveo Corp., 8.88%, 2/1/18, (Callable 2/1/14 @ 104.438)	1,088,000	946,560
RR Donnelley & Sons Co., 7.25%, 5/15/18	61,000	60,390
RR Donnelley & Sons Co., 7.63%, 6/15/20	132,000	129,690
		1,409,270

Real Estate Investment Trusts (1.4%)
MPT Operating Partnership LP / MPT Finance Corp., 6.88%, 5/1/21, (Callable 5/1/16 @ 103.438)	723,000	768,187
Omega Healthcare Investors, Inc., 6.75%, 10/15/22, (Callable 10/15/15 @ 103.375)	495,000	546,975
		1,315,162

Recreational Centers (0.6%)
Equinox Holdings, Inc., 9.50%, 2/1/16, (Callable 2/1/13 @ 104.75) (b)	540,000	573,075

Rental Auto / Equipment (1.5%)
United Rentals North America, Inc., 9.25%, 12/15/19, (Callable 12/15/14 @ 104.625)	308,000	344,960
UR Financing Escrow Corp., 5.75%, 7/15/18, (Callable 7/15/15 @ 102.875) (b)	82,000	85,690
UR Financing Escrow Corp., 7.38%, 5/15/20, (Callable 5/15/16 @ 103.688) (b)	391,000	413,482
UR Financing Escrow Corp., 7.63%, 4/15/22, (Callable 4/15/17 @ 103.813) (b)	564,000	599,955
		1,444,087

Continued
60

High Yield Bond
Schedule of Investments, continued
July 31, 2012

	Principal
	Amount	Value
Corporate Bonds, continued
Retail-Apparel / Shoe (0.7%)
Limited Brands, Inc., 5.63%, 2/15/22	$693,000	$725,918

Retail-Automobile (0.4%)
Asbury Automotive Group, Inc., 7.63%, 3/15/17, (Callable 8/31/12 @ 103.813) (d)	18,000	18,585
Autonation, Inc., 5.50%, 2/1/20	355,000	372,750
		391,335

Retail-Mail Order (0.5%)
QVC, Inc., 7.50%, 10/1/19, (Callable 10/1/14 @ 103.75) (b)	419,000	466,174

Retail-Propane Distributors (0.7%)
AmeriGas Finance LLC / AmeriGas Finance Corp., 7.00%, 5/20/22, (Callable 5/20/17 @ 103.5) (d)	673,000	715,063

Rubber-Tires (0.9%)
Goodyear Tire & Rubber Co. (The), 8.75%, 8/15/20	814,000	893,365

Satellite Telecom (0.1%)
Hughes Satellite Systems Corp., 6.50%, 6/15/19 (b)	63,000	67,725

Special Purpose Entity (1.0%)
Holly Energy Partners L.P. / Holly Energy Finance Corp., 8.25%, 3/15/18, (Callable 3/15/14 @ 104.125) (b)	950,000	1,011,750

Steel Pipe & Tube (0.5%)
Mueller Water Products, Inc., 7.38%, 6/1/17, (Callable 8/31/12 @ 103.688)	460,000	466,900

Steel-Producers (1.4%)
AK Steel Corp., 7.63%, 5/15/20, (Callable 5/15/15 @ 103.813) (d)	529,000	447,005
JMC Steel Group, 8.25%, 3/15/18, (Callable 3/15/14 @ 106.188) (b)	850,000	852,125
United States Steel Corp., 7.38%, 4/1/20	75,000	73,875
		1,373,005

Telecommunication Equipment (0.8%)
CommScope, Inc., 8.25%, 1/15/19, (Callable 1/15/15 @ 104.125) (b)	749,000	783,641

Telecommunication Services (1.4%)
GCI, Inc., 8.63%, 11/15/19, (Callable 11/15/14 @ 104.313)	750,000	796,875
TW Telecom Holdings, Inc., 8.00%, 3/1/18, (Callable 3/1/14 @ 104)	66,000	73,755
West Corp., 8.63%, 10/1/18, (Callable 10/1/14 @ 104.313)	417,000	456,094
		1,326,724

Telephone-Integrated (4.0%)
CenturyLink, Inc., 6.45%, 6/15/21	361,000	398,367
CenturyLink, Inc., Series U, 7.65%, 3/15/42	700,000	719,099
Cincinnati Bell, Inc., 8.25%, 10/15/17, (Callable 10/15/13 @ 104.125)	660,000	697,950
Frontier Communications Corp., 8.13%, 10/1/18	200,000	218,000
Frontier Communications Corp., 8.50%, 4/15/20	588,000	636,510
Windstream Corp., 7.00%, 3/15/19, (Callable 8/31/12 @ 103.5)	750,000	763,125
Windstream Corp., 7.50%, 4/1/23, (Callable 4/1/16 @ 103.75)	158,000	164,320
Windstream Corp., 7.88%, 11/1/17	319,000	350,501
		3,947,872

Television (0.4%)
AMC Networks, Inc., 7.75%, 7/15/21, (Callable 7/15/16 @ 103.875)	337,000	381,653

Transportation-Marine (0.3%)
Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 9.25%, 4/15/19, (Callable 4/15/14 @ 106.938) (b)	312,000	285,480

Travel Services (0.3%)
Sabre, Inc., 8.50%, 5/15/19, (Callable 5/15/15 @ 106.375) (b)	306,000	319,005

Vitamins & Nutrition Products (0.3%)
NBTY, Inc., 9.00%, 10/1/18, (Callable 10/1/14 @ 104.5)	250,000	277,500

Web Hosting / Design (1.0%)
Equinix, Inc., 7.00%, 7/15/21, (Callable 7/15/16 @ 103.5)	550,000	611,875
Equinix, Inc., 8.13%, 3/1/18, (Callable 3/1/14 @ 104.063)	344,000	380,980
		992,855

Wire & Cable Products (0.2%)
Belden, Inc., 7.00%, 3/15/17, (Callable 8/31/12 @ 103.5)	210,000	217,613

Wireless Equipment (1.2%)
Viasat, Inc., 6.88%, 6/15/20, (Callable 6/15/16 @ 103.438) (b)	250,000	258,125
Viasat, Inc., 8.88%, 9/15/16, (Callable 9/15/12 @ 106.656) (d)	814,000	870,980
		1,129,105

X-Ray Equipment (0.2%)
Hologic, Inc., 6.25%, 8/1/20, (Callable 8/1/15 @ 103.125) (b) (e)	150,000	158,625

Total Corporate Bonds		86,644,024

Continued
61

High Yield Bond
Schedule of Investments, continued
July 31, 2012

	Principal
	Amount	Value
Foreign Bonds (9.1%)
Auto / Truck Parts & Equipment-Original (0.2%)
International Automotive Components Group SL, 9.13%, 6/1/18, (Callable 6/1/15 @ 104.563) (b)	$264,000	$243,870

Building & Construction Products-Miscellaneous (0.3%)
Calcipar SA, 6.88%, 5/1/18, (Callable 5/1/15 @ 103.438) (b)	320,000	314,400

Diversified Operations (0.7%)
Stena AB, 7.00%, 12/1/16, (Callable 8/31/12 @ 101.167) (d)	711,000	691,448

Electric-Generation (0.9%)
Intergen NV, 9.00%, 6/30/17, (Callable 8/31/12 @ 104.5) (b) (d)	900,000	875,250

Electric-Integrated (0.3%)
EDP Finance BV, 6.00%, 2/2/18 (b)	274,000	248,193

Forestry (0.8%)
Tembec Industries, Inc., 11.25%, 12/15/18, (Callable 12/15/14 @ 105.625)	676,000	701,350
Tembec Industries, Inc., 11.25%, 12/15/18, (Callable 12/15/14 @ 105.625) (b)	77,000	79,887
		781,237

Metal-Aluminum (0.2%)
Novelis, Inc., 8.38%, 12/15/17, (Callable 12/15/13 @ 106.281)	175,000	191,625

Oil & Gas Exploration & Production (0.7%)
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18, (Callable 6/1/15 @ 104.25) (b)	737,000	649,481

Oil Field Services (1.0%)
Expro Finance Luxembourg SCA, 8.50%, 12/15/16, (Callable 12/15/13 @ 104.25) (b)	1,000,000	992,500

Paper & Related Products (1.3%)
Cascades, Inc., 7.75%, 12/15/17, (Callable 12/15/13 @ 103.875)	499,000	516,465
Cascades, Inc., 7.88%, 1/15/20, (Callable 1/15/15 @ 103.938)	720,000	741,600
		1,258,065

Satellite Telecom (0.4%)
Intelsat Jackson Holdings SA, 7.25%, 4/1/19, (Callable 4/1/15 @ 103.625) (b)	394,000	421,088

Telecommunication Services (b) (0.5%)
Wind Acquisition Finance SA, 7.25%, 2/15/18, (Callable 11/15/13 @ 105.438)	201,000	177,885
Wind Acquisition Finance SA, 11.75%, 7/15/17, (Callable 7/15/13 @ 105.875)	432,000	358,560
		536,445

Television (1.0%)
Videotron Ltee, 5.00%, 7/15/22 (b)	900,000	940,500

Transportation-Marine (0.8%)
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 8.13%, 2/15/19, (Callable 2/15/15 @ 104.063)	848,000	733,520

Total Foreign Bonds		8,877,622

	Shares
Preferred Stocks (0.1%)
Diversified Banks (0.1%)
Countrywide Capital V, 7.00%	2,462	61,304

Total Preferred Stocks		61,304

Investments in Affiliates (0.0%)
Fifth Third Institutional Money Market Fund (c)	174	174

Total Investments in Affiliates		174

Total Investments (Cost $93,714,028) – 98.1%		95,793,671

Other assets in excess of liabilities – 1.9%		1,853,269

NET ASSETS – 100.0%		$97,646,940

Continued
62

High Yield Bond
Schedule of Investments, continued
July 31, 2012

Notes to Schedule of Investments

(a)	Variable rate security. Rate presented represents rate in effect at July 31, 2012.

(b)
Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Investment is in Institutional Shares of underlying fund/portfolio.

(d)	All or part of this security has been designated as collateral for delayed delivery securities.

(e)	When Issued.

(f)	Senior Corporate Bond traded for shares

At July 31, 2012, High Yield Bond’s investments were in the following countries:

Country
Brazil	0.7%
Canada	3.3%
Ireland	0.3%
Luxembourg	2.4%
Marshall Island	1.1%
Netherlands	1.8%
Spain	0.3%
Sweden	0.7%
United States	89.4%
Total	100.0%

See notes to schedules of investments
and notes to financial statements.

Total Return Bond
Schedule of Investments
July 31, 2012

	Principal
	Amount	Value
Asset-Backed Securities (4.5%)
Credit Card Bullet (0.7%)
1st Financial Bank USA, Series 2010-D, Class A, 3.72%, 6/17/19 (b)	$1,500,000	$1,535,188

Manufactured Housing ABS Other (1.7%)
Conseco Financial Corp., Series 1998-4, Class A7, 6.87%, 4/1/30 (a)	1,355,621	1,455,426
Mid-State Trust, Series 2005-1, Class M2, 7.08%, 1/15/40	2,215,474	2,249,774
		3,705,200

Manufactured Housing Sequential (0.9%)
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4, 6.57%, 5/7/27 (a)	1,816,369	1,911,981

Other ABS (1.2%)
Aircastle Aircraft Lease Backed Trust, Series 2006-1A, Class G1, 0.52%, 6/20/31 (a) (b)	1,262,988	1,095,642
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF11, Class 1A2, 0.95%, 1/25/35 (a)	51,824	49,506
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FFA, Class M3, 6.02%, 3/25/25 (g)	600,000	151,261
Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A7, 4.97%, 9/25/33 (g)	1,308,724	1,344,994
		2,641,403

Total Asset-Backed Securities		9,793,772

Corporate Bonds (24.9%)
Advertising Agencies (1.0%)
Interpublic Group of Cos., Inc. (The), 6.25%, 11/15/14	1,000,000	1,083,750
Omnicom Group, Inc., 4.45%, 8/15/20	1,000,000	1,114,909
		2,198,659

Aerospace & Defense (0.8%)
Boeing Co. (The), 3.75%, 11/20/16	1,450,000	1,633,795

Airlines (0.4%)
Delta Air Lines Pass Through Trust, Series A, 4.75%, 5/7/20	805,000	817,075

Auto / Truck Parts & Equipment-Original (0.4%)
Visteon Corp., 6.75%, 4/15/19, (Callable 4/15/14 @ 105.063)	920,000	894,700

Beverages-Wine / Spirits (0.5%)
Pernod-Ricard SA, 2.95%, 1/15/17 (b)	1,000,000	1,031,750

Building-Residential / Commercial (0.5%)
Toll Brothers Finance Corp., 5.88%, 2/15/22	1,000,000	1,066,683

Continued
63

Total Return Bond
Schedule of Investments, continued
July 31, 2012

	Principal
	Amount	Value
Corporate Bonds, continued
Cable / Satellite TV (1.3%)
Comcast Corp., 5.70%, 7/1/19	$1,000,000	$1,214,661
Time Warner Cable, Inc., 5.85%, 5/1/17	1,250,000	1,482,507
		2,697,168

Commercial Banks-Southern U.S. (0.8%)
BB&T Corp., 5.25%, 11/1/19	1,500,000	1,715,072

Computer Services (0.8%)
International Business Machines Corp., 5.88%, 11/29/32	1,250,000	1,753,671

Consumer Products-Miscellaneous (0.6%)
Clorox Co., 3.55%, 11/1/15	1,215,000	1,293,967

Diversified Banks (2.4%)
Bank of America Corp., 5.63%, 10/14/16	1,250,000	1,365,691
Citigroup, Inc., 6.13%, 11/21/17	1,000,000	1,142,178
Goldman Sachs Group, Inc. (The), 6.13%, 2/15/33	415,000	448,275
JP Morgan Chase & Co., 6.00%, 1/15/18	1,265,000	1,497,252
Morgan Stanley, 5.75%, 10/18/16	780,000	819,474
		5,272,870

Diversified Financial Services (0.4%)
General Electric Capital Corp., Series B, 6.25%, 12/15/22 (a) (f)	900,000	920,628

Electric-Generation (0.2%)
Kiowa Power Partners LLC, 4.81%, 12/30/13 (b)	514,567	518,298

Electric-Integrated (2.4%)
Alabama Power Capital Trust V, 3.56%, 10/1/42, (Callable 10/1/12 @ 100) (a)	874,000	883,710
Duke Energy Indiana, Inc., 3.75%, 7/15/20	1,775,000	1,969,176
Florida Power & Light Co., 5.96%, 4/1/39	870,000	1,225,645
Virginia Electric and Power Co., 6.35%, 11/30/37	750,000	1,087,562
		5,166,093

Enterprise Software / Services (0.5%)
CA, Inc., 5.38%, 12/1/19	1,000,000	1,141,774

Finance-Auto Loans (0.5%)
Ford Motor Credit Co. LLC, 4.25%, 2/3/17	1,000,000	1,043,810

Finance-Investment Banker / Broker (0.3%)
JP Morgan Chase Capital XXI, Series U, 1.39%, 1/15/87, (Callable 8/31/12 @ 100) (a)	1,000,000	690,036

Food-Miscellaneous / Diversified (0.7%)
General Mills, Inc., 5.65%, 2/15/19	1,250,000	1,520,430

Food-Retail (0.3%)
Kroger Co. (The), 6.90%, 4/15/38	500,000	633,128

Life / Health Insurance (0.6%)
Prudential Financial, Inc., 3.88%, 1/14/15	1,250,000	1,309,056

Linen Supply & Related Items (0.5%)
Cintas Corp. No 2, 4.30%, 6/1/21	870,000	968,534

Medical-HMO (0.6%)
Cigna Corp., 4.00%, 2/15/22, (Callable 11/15/21 @ 100)	1,155,000	1,246,061

Metal-Copper (0.3%)
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/22, (Callable 12/1/21 @ 100)	700,000	706,659

Multi-line Insurance (0.5%)
MetLife, Inc., 6.75%, 6/1/16	1,000,000	1,182,392

Networking Products (0.3%)
Cisco Systems, Inc., 4.95%, 2/15/19	500,000	599,736

Oil & Gas Exploration & Production (0.2%)
Chesapeake Energy Corp., 6.13%, 2/15/21	500,000	488,750

Pipelines (0.6%)
Kinder Morgan Energy Partners L.P., 3.95%, 9/1/22, (Callable 6/1/22 @ 100)	1,300,000	1,371,566

Real Estate Investment Trusts (1.4%)
BioMed Realty L.P., 3.85%, 4/15/16, (Callable 3/15/16 @ 100)	750,000	781,310
Boston Properties L.P., 4.13%, 5/15/21	850,000	919,229
Simon Property Group L.P., 4.38%, 3/1/21, (Callable 12/1/20 @ 100)	1,100,000	1,232,169
		2,932,708

Reinsurance (0.7%)
Berkshire Hathaway, Inc., 3.20%, 2/11/15	1,500,000	1,600,209

Retail-Drug Store (0.6%)
CVS Caremark Corp., 5.75%, 6/1/17	1,000,000	1,195,799

Retail-Restaurants (0.9%)
Darden Restaurants, Inc., 4.50%, 10/15/21	1,000,000	1,073,149
Yum! Brands, Inc., 3.88%, 11/1/20, (Callable 8/1/20 @ 100)	750,000	822,883
		1,896,032

Telephone-Integrated (1.1%)
AT&T, Inc., 6.30%, 1/15/38	1,000,000	1,328,267
Verizon Communications, Inc., 4.90%, 9/15/15	1,000,000	1,122,981
		2,451,248

Continued
64

Total Return Bond
Schedule of Investments, continued
July 31, 2012

		Principal
		Amount	Value
Corporate Bonds, continued
Transportation-Rail (0.5%)
Burlington Northern Santa Fe LLC, 5.65%, 5/1/17		$1,000,000	$1,178,436

Transportation-Services (0.9%)
Asciano Finance, Ltd., 3.13%, 9/23/15 (b)		850,000	855,426
Ryder System, Inc., 3.50%, 6/1/17		1,000,000	1,057,002
			1,912,428

Wireless Equipment (0.4%)
American Tower Corp., 4.50%, 1/15/18		800,000	857,953

Total Corporate Bonds			53,907,174

Foreign Bonds (4.6%)
Commercial Banks-Eastern U.S. (0.5%)
Credit Suisse, 5.30%, 8/13/19		1,000,000	1,167,502

Diversified Minerals (0.4%)
FMG Resources Property, Ltd., 7.00%, 11/1/15, (Callable 11/1/12 @ 105.25) (b)		750,000	768,750

Metals & Mining (0.3%)
Rio Tinto Finance USA, Ltd., 3.50%, 11/2/20		500,000	544,435

Oil & Gas Exploration & Production (0.6%)
Gazprom Via Gazprom International SA, 7.20%, 2/1/20 (b)		1,169,385	1,298,017

Oil Company-Integrated (0.5%)
Shell International Finance BV, 4.38%, 3/25/20		1,000,000	1,182,331

Pipelines (0.3%)
TransCanada PipeLines, Ltd., 5.85%, 3/15/36		500,000	671,157

Sovereign (1.4%)
New Zealand Government Bond, 6.00%, 12/15/17	NZD	3,150,000	2,934,318

Special Purpose Banks (0.6%)
Export-Import Bank of Korea, 4.00%, 1/11/17		$1,300,000	1,392,907

Total Foreign Bonds			9,959,417

Mortgage-Backed Securities (48.4%)
CMBS Other (1.8%)
Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A4, 5.20%, 1/12/41 (a)		2,000,000	2,106,300
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A4, 4.95%, 1/11/35		281,385	282,707

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4, 5.20%, 12/15/44 (a)	500,000	561,366
Nomura Asset Securities Corp., Series 1998-D6, Class A2, 7.05%, 3/15/30 (a)	1,000,000	1,015,938
		3,966,311

CMBS Subordinated (0.8%)
Morgan Stanley Capital I, Series 2003-IQ6, Class C, 5.10%, 12/15/41 (a) (b)	1,675,000	1,669,436

U.S. Government Agencies (42.4%)
Fannie Mae, 0.50%, 8/25/44 (a)	416,404	414,812
Fannie Mae, 2.54%, 8/1/34 (a)	19,168	20,435
Fannie Mae, 3.50%, 10/1/20	1,077,332	1,145,541
Fannie Mae, 3.50%, 2/1/26	1,495,428	1,628,427
Fannie Mae, 4.00%, 9/1/20	586,427	628,082
Fannie Mae, 4.00%, 2/1/26	813,029	891,054
Fannie Mae, 4.00%, 3/1/26	1,517,497	1,638,469
Fannie Mae, 4.00%, 9/1/40	854,599	917,234
Fannie Mae, 4.00%, 2/1/41	2,765,035	3,026,445
Fannie Mae, 4.00%, 3/1/41	2,980,210	3,293,977
Fannie Mae, 4.00%, 9/1/41	1,523,160	1,667,161
Fannie Mae, 4.00%, TBA, 8/1/42	7,500,000	8,037,891
Fannie Mae, 4.50%, 4/1/20	1,446,320	1,563,653
Fannie Mae, 4.50%, 3/1/25	598,280	651,490
Fannie Mae, 4.50%, 4/1/39	1,834,475	2,033,240
Fannie Mae, 4.50%, 7/1/39	829,276	919,128
Fannie Mae, 4.50%, 9/1/40	1,732,054	1,948,003
Fannie Mae, 4.50%, 7/1/41	828,082	917,804
Fannie Mae, 4.50%, 9/1/41	1,858,229	2,046,212
Fannie Mae, TBA, 4.50%, 8/1/42	2,000,000	2,162,812
Fannie Mae, 5.00%, 6/1/23	1,069,264	1,157,542
Fannie Mae, 5.00%, 5/1/25	549,369	606,366
Fannie Mae, 5.00%, 7/1/33	389,323	426,431
Fannie Mae, 5.00%, 1/1/34 (d)	2,812,671	3,080,754
Fannie Mae, 5.00%, 6/1/40	644,204	711,472
Fannie Mae, 5.50%, 12/25/20	416,019	426,143
Fannie Mae, 5.50%, 2/1/25	384,152	424,934
Fannie Mae, 5.50%, 3/1/35	519,118	576,500
Fannie Mae, 5.50%, 6/1/35	227,578	252,435
Fannie Mae, 5.50%, 11/1/35	576,060	643,517
Fannie Mae, 5.50%, 11/1/36	783,016	878,451
Fannie Mae, 5.50%, 1/1/37	504,748	558,885
Fannie Mae, 5.50%, 1/1/37 (d)	1,396,590	1,560,130
Fannie Mae, 5.50%, 5/1/37	1,656,223	1,842,920
Fannie Mae, 5.50%, 8/1/37	1,555,831	1,749,687
Fannie Mae, 6.00%, 5/1/17	47,309	51,137
Fannie Mae, 6.00%, 5/1/18	153,172	166,401
Fannie Mae, 6.00%, 2/1/22	1,002,825	1,106,085
Fannie Mae, 6.00%, 1/1/33	114,336	128,682
Fannie Mae, 6.00%, 9/1/35	831,508	927,151
Fannie Mae, 6.00%, 1/1/36 (d)	1,395,758	1,559,977
Fannie Mae, 6.00%, 12/1/36	444,862	497,203
Fannie Mae, 6.00%, 1/1/37	1,471,785	1,627,012
Fannie Mae, 6.00%, 1/1/38	144,510	159,751

Continued
65

Total Return Bond
Schedule of Investments, continued
July 31, 2012

	Principal
	Amount	Value
Mortgage-Backed Securities, continued
U.S. Government Agencies, continued
Fannie Mae, 6.50%, 7/1/16	$150,213	$161,671
Fannie Mae, 6.50%, 6/1/17	44,547	48,376
Fannie Mae, 6.50%, 8/1/28	78,976	93,275
Fannie Mae, 6.50%, 6/1/29	16,216	19,067
Fannie Mae, 6.50%, 4/1/32	95,927	111,029
Fannie Mae, 6.50%, 6/1/32	186,533	215,901
Fannie Mae, 6.50%, 7/1/32	317,992	366,860
Fannie Mae, 6.50%, 3/1/33	41,389	47,641
Fannie Mae, 6.50%, 8/1/36	109,739	123,148
Fannie Mae, 7.00%, 6/1/32	83,308	98,499
Fannie Mae, 7.00%, 8/1/32	128,073	150,543
Fannie Mae, 7.00%, 9/1/36	254,466	293,891
Fannie Mae, 7.50%, 6/1/28	55,339	64,103
Freddie Mac, 0.65%, 7/15/36 (a) (d)	300,830	301,595
Freddie Mac, 2.91%, 4/1/37 (a)	1,128,032	1,213,384
Freddie Mac, 3.50%, 11/1/25	837,868	900,604
Freddie Mac, 4.00%, 5/1/19	1,037,596	1,113,978
Freddie Mac, 4.50%, 6/1/34	398,181	429,141
Freddie Mac, 4.50%, 9/1/34	203,147	218,942
Freddie Mac, 4.50%, 4/1/41	1,746,998	1,957,218
Freddie Mac, 5.00%, 12/1/18	351,271	379,607
Freddie Mac, 5.00%, 10/1/21	449,918	486,423
Freddie Mac, 5.00%, 8/1/33	118,425	130,985
Freddie Mac, 5.00%, 5/1/34	61,548	67,076
Freddie Mac, 5.00%, 7/1/35	154,830	168,276
Freddie Mac, 5.00%, 8/1/35	487,524	537,547
Freddie Mac, 5.00%, 11/1/35	1,715,587	1,872,305
Freddie Mac, 5.00%, 4/1/36	155,793	169,323
Freddie Mac, 5.00%, 7/1/36	615,895	669,383
Freddie Mac, 5.00%, 11/1/39 (d)	1,492,778	1,651,109
Freddie Mac, 5.18%, 3/1/37 (a)	198,139	213,683
Freddie Mac, 5.76%, 3/1/37 (a) (d)	2,361,683	2,551,550
Freddie Mac, 5.80%, 10/1/36 (a)	539,970	580,364
Freddie Mac, 6.00%, 9/1/33	124,742	139,895
Freddie Mac, 6.00%, 5/1/38	421,003	468,197
Freddie Mac, 6.06%, 2/1/37 (a)	1,836,588	1,992,643
Freddie Mac, 6.12%, 1/1/37 (a)	2,446,237	2,653,612
Freddie Mac, 6.50%, 1/1/29	486,980	575,527
Freddie Mac, 6.50%, 7/1/32	67,686	77,843
Freddie Mac, 6.50%, 9/1/32	27,019	31,291
Freddie Mac, 7.00%, 6/1/26	246,892	285,502
Freddie Mac, 7.00%, 1/1/32	45,843	53,296
Freddie Mac, IO, 6.90%, 8/15/36 (a)	3,219,413	626,248
Freddie Mac, IO, 6.95%, 7/15/32 (a)	66,005	79
Government National Mortgage Association, 1.42%, 9/16/53 (a)	16,508,897	1,325,565
Government National Mortgage Association, IO, 0.06%, 4/16/46 (a)	31,771,099	498,838
Government National Mortgage Association, IO, 0.14%, 3/16/46 (a)	7,827,552	82,033
Government National Mortgage Association, IO, 0.15%, 2/16/48 (a)	32,352,305	875,033
Government National Mortgage Association, IO, 0.34%, 6/17/45 (a)	5,046,427	90,967
Government National Mortgage Association, IO, 0.45%, 6/16/49 (a)	24,179,987	1,168,788
Government National Mortgage Association, IO, 0.55%, 2/16/48 (a)	7,206,257	242,786
Government National Mortgage Association, IO, 1.13%, 10/16/44 (a)	19,650,987	1,336,464
Government National Mortgage Association, IO, 1.27%, 8/16/46 (a)	18,455,135	1,378,063
Government National Mortgage Association, IO, 1.35%, 6/16/52 (a)	19,310,443	1,531,588
Government National Mortgage Association, IO, 1.64%, 4/16/53 (a)	16,345,122	1,416,583
Government National Mortgage Association, IO, 4.50%, 10/16/37	5,641,942	784,656
		91,713,430

WL Collateral CMO Mezzanine (0.0%)
Homebanc Mortgage Trust, Series 2004-1, Class 2M2, 1.97%, 8/25/29 (a)	281,341	104,158

WL Collateral CMO Other (2.4%)
Homebanc Mortgage Trust, Series 2004-2, Class A2, 1.15%, 12/25/34, (a) (d)	924,796	584,798
Homebanc Mortgage Trust, Series 2006-1, Class 1A1, 2.83%, 4/25/37 (a) (d)	349,397	227,338
JP Morgan Mortgage Trust, Series 2005-A1, Class 2A1, 2.72%, 2/25/35 (a)	295,506	293,148
JP Morgan Mortgage Trust, Series 2005-A2, Class 3A2, 2.75%, 4/25/35 (a)	1,600,384	1,506,844
JP Morgan Mortgage Trust, Series 2005-A2, Class 7CB1, 4.86%, 4/25/35 (a)	1,012,938	1,000,476
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1, 2.96%, 6/25/35 (a)	1,102,180	891,158
MASTR Alternative Loans Trust, Series 2004-7, Class 10A1, 6.00%, 6/25/34	134,715	143,264
Structured Asset Securities Corp., Series 2004-21XS, Class 2A6B, 5.15%, 12/25/34 (g)	494,195	480,504
		5,127,530

WL Collateral CMO Sequential (1.0%)
Countrywide Alternative Loan Trust, Series 2004-30CB, Class 3A1, 5.00%, 2/25/20	1,294,546	1,336,982
Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	154,203	151,569
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 6A1, 5.25%, 10/25/19	381,915	388,088
JP Morgan Alternative Loan Trust, Series 2007-A2, Class 12A2, 0.35%, 6/25/37 (a)	122,811	121,842
JP Morgan Mortgage Trust, Series 2006-A4, Class 2A2, 5.59%, 6/25/36 (a)	150,478	136,094
		2,134,575

Total Mortgage-Backed Securities		104,715,440

Municipal Bonds (2.0%)
Minnesota (1.6%)
State of Minnesota, Series A, GO, 5.00%, 10/1/22, (Callable 10/1/21 @ 100)	1,250,000	1,596,112
State of Minnesota, Series D, GO, 5.00%, 8/1/19	1,385,000	1,737,081
		3,333,193

Continued
66

Total Return Bond
Schedule of Investments, continued
July 31, 2012

	Principal
	Amount	Value
Municipal Bonds, continued
Texas (0.4%)
Board of Regents of the University of Texas System, Build America Bonds, Series C, 4.79%, 8/15/46	$745,000	$917,483

Total Municipal Bonds		4,250,676

U.S. Treasury Obligations (12.6%)
U.S. Treasury Bonds (3.2%)
3.13%, 11/15/41	3,950,000	4,404,250
4.38%, 5/15/41	1,650,000	2,279,577
5.38%, 2/15/31	55,000	81,804
		6,765,631

U.S. Treasury Notes (7.0%)
0.13%, 1/15/22 (e)	6,153,445	6,642,835
0.25%, 2/15/15	7,500,000	7,499,415
0.38%, 11/15/14	1,000,000	1,003,203
		15,145,453

U.S. Treasury Strips (2.4%)
8.21%, 11/15/27 ** (d)	7,400,000	5,241,080

Total U.S. Treasury Obligations		27,152,164

	Shares
Preferred Stocks (2.5%)
Electric-Integrated (0.4%)
Southern California Edison Co., 0.44%	8,125	810,469

Food-Miscellaneous / Diversified (1.0%)
HJ Heinz Finance Co., 8.00% (b)	20	2,105,000

Real Estate Investment Trusts (1.1%)
Public Storage, 5.90%	50,000	1,332,000
Realty Income Corp., 6.63%	40,000	1,084,800
		2,416,800

Total Preferred Stocks		5,332,269

Investments in Affiliates (4.2%)
Fifth Third Institutional Money Market Fund (c)	9,192,393	9,192,393

Total Investments in Affiliates		9,192,393

Total Investments (Cost $213,747,961) – 103.7%		224,303,305

Liabilities in excess of other assets – (3.7%)		(8,101,500)

NET ASSETS – 100.0%		$216,201,805

Notes to Schedule of Investments

**	Rate represents the effective yield at purchase.

(a)	Variable rate security. Rate presented represents rate in effect at July 31, 2012.

(b)
Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Investment is in Institutional Shares of underlying fund.

(d)	All or part of this security has been designated as collateral for futures contracts, delayed delivery securities and forward foreign currency contracts.

(e)
Treasury Inflation Protected Securities. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

(f)	Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.

(g)
Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

The following abbreviations are used in the Schedule of Investments:
ABS – Asset-Backed Security
CMBS – Commercial Mortgage-Backed Security
CMO – Collateralized Mortgage Obligation
GO – General Obligation
IO – Interest Only
NZD – New Zealand Dollar
TBA – To be announced
WL – Whole Loan

At July 31, 2012, Total Return Bond’s investments were in the following countries:

Country
Australia	1.0%
Canada	0.3%
France	0.5%
Luxembourg	0.6%
Netherlands	0.5%
New Zealand	1.3%
South Korea	0.6%
Switzerland	0.5%
United States	94.7%
Total	100.0%

See notes to schedules of investments
and notes to financial statements.

67

Short Term Bond
Schedule of Investments
July 31, 2012

	Principal
	Amount	Value
Asset-Backed Securities (9.6%)
Automobile Sequential (5.7%)
Ally Auto Receivables Trust, Series 2010-4, Class A3, 0.91%, 11/17/14	$864,150	$866,539
Ally Auto Receivables Trust, Series 2010-5, Class B, 2.45%, 6/15/16 (b)	630,000	656,812
Bank of America Auto Trust, Series 2012-1, Class A4, 1.03%, 12/15/16	900,000	908,609
CarMax Auto Owner Trust, Series 2011-3, Class A3, 1.07%, 6/15/16	1,300,000	1,310,475
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 1/15/16	122,040	122,270
Ford Credit Auto Owner Trust, Series 2009-D, Class A3, 2.17%, 10/15/13	53,464	53,536
Ford Credit Auto Owner Trust, Series 2010-B, Class B, 2.54%, 2/15/16	1,050,000	1,090,460
Ford Credit Auto Owner Trust, Series 2011-B, Class A4, 1.35%, 12/15/16	744,000	756,449
Hyundai Auto Receivables Trust, Series 2009-A, Class A4, 3.15%, 3/15/16	1,500,000	1,527,729
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.67%, 1/15/14	289,555	290,557
Volkswagen Auto Lease Trust, Series 2012-A, Class A3, 0.87%, 7/20/15	1,675,000	1,680,600
		9,264,036

Credit Card Bullet (1.6%)
Citibank Credit Card Issuance Trust, Series 2003-A10, Class A10, 4.75%, 12/10/15	800,000	847,062
Discover Card Master Trust, Series 2008-A4, Class A4, 5.65%, 12/15/15	1,750,000	1,829,490
		2,676,552

Other ABS (2.3%)
Aircastle Aircraft Lease Backed Trust, Series 2006-1A, Class G1, 0.52%, 6/20/31(a) (b)	830,133	720,140
CNH Equipment Trust, Series 2010-A, Class A4, 2.49%, 1/15/16	2,700,000	2,741,613
SVO VOI Mortgage Corp., Series 2005-AA, Class A, 5.25%, 2/20/21 (b) (e)	244,644	247,378
		3,709,131

Total Asset-Backed Securities		15,649,719

Corporate Bonds (26.8%)
Auto-Cars / Light Trucks (0.8%)
Daimler Finance North America LLC, 6.50%, 11/15/13	1,275,000	1,367,773

Beverages-Non-alcoholic (1.0%)
Coca-Cola Co. (The), 0.75%, 3/13/15	1,595,000	1,608,237

Brewery (0.6%)
Anheuser-Busch InBev Worldwide, Inc., Series FRN, 1.00%, 1/27/14 (a)	1,000,000	1,007,500

Cable / Satellite TV (0.6%)
Comcast Corp., 5.30%, 1/15/14	940,000	1,000,587

Coatings / Paint (0.6%)
RPM International, Inc., 6.25%, 12/15/13	1,000,000	1,057,531

Computer Services (1.2%)
International Business Machines Corp., 0.88%, 10/31/14	1,975,000	1,992,858

Cosmetics & Toiletries (1.1%)
Procter & Gamble Co. (The), 3.50%, 2/15/15	1,600,000	1,718,160

Diversified Banks (3.8%)
Bank of America Corp., 1.87%, 1/30/14 (a)	600,000	599,735
Citigroup, Inc., 5.50%, 4/11/13	1,200,000	1,234,014
Goldman Sachs Group, Inc. (The), 4.75%, 7/15/13	1,500,000	1,550,306
JP Morgan Chase & Co., 2.05%, 1/24/14	1,250,000	1,269,556
Morgan Stanley, 5.30%, 3/1/13	1,500,000	1,531,185
		6,184,796

Diversified Financial Services (1.6%)
General Electric Capital Corp., 1.63%, 7/2/15	1,600,000	1,617,110
General Electric Capital Corp., 2.15%, 1/9/15	1,000,000	1,025,383
		2,642,493

Electric-Generation (0.3%)
Kiowa Power Partners LLC, 4.81%, 12/30/13 (b)	514,567	518,298

Electric-Integrated (1.6%)
NextEra Energy Capital Holdings, Inc., 5.35%, 6/15/13	1,515,000	1,574,765
PSEG Power LLC, 2.50%, 4/15/13	1,000,000	1,013,438
		2,588,203

Fiduciary Banks (1.4%)
Bank of New York Mellon Corp. (The), 0.72%, 7/28/14 (a)	1,500,000	1,501,089
Bank of New York Mellon Corp. (The), 1.20%, 2/20/15, (Callable 1/20/15 @ 100)	750,000	760,435
		2,261,524

Finance-Auto Loans (0.2%)
Ford Motor Credit Co. LLC, 2.75%, 5/15/15	280,000	282,236

Finance-Consumer Loans (0.4%)
John Deere Capital Corp., 0.88%, 4/17/15	660,000	663,798

Continued
68

Short Term Bond
Schedule of Investments, continued
July 31, 2012

	Principal
	Amount	Value
Corporate Bonds, continued
Finance-Credit Card (0.9%)
American Express Credit Corp., 5.88%, 5/2/13	$1,370,000	$1,423,168

Finance-Other Services (1.2%)
National Rural Utilities Cooperative Finance Corp., 1.00%, 2/2/15	2,000,000	2,015,324

Food-Retail (0.6%)
Kroger Co. (The), 4.95%, 1/15/15	900,000	981,466

Life / Health Insurance (0.6%)
Prudential Financial, Inc., 3.88%, 1/14/15	880,000	921,576

Machinery-Construction & Mining (0.6%)
Caterpillar, Inc., 0.95%, 6/26/15	960,000	971,021

Medical Products (0.6%)
Stryker Corp., 3.00%, 1/15/15	1,000,000	1,054,768

Oil Company-Integrated (0.8%)
Chevron Corp., 3.95%, 3/3/14	1,250,000	1,318,555

Real Estate Investment Trusts (0.8%)
Simon Property Group L.P., 4.20%, 2/1/15, (Callable 11/1/14 @ 100)	1,290,000	1,370,442

Reinsurance (1.3%)
Berkshire Hathaway Finance Corp., 4.63%, 10/15/13	2,000,000	2,099,582

REITS-Shopping Centers (0.5%)
Kimco Realty Corp., 4.82%, 6/1/14	700,000	740,846

Retail-Auto Parts (0.7%)
AutoZone, Inc., 5.75%, 1/15/15	1,000,000	1,103,380

Retail-Discount (1.3%)
Wal-Mart Stores, Inc., 3.20%, 5/15/14	2,000,000	2,100,542

Super-Regional Banks-U.S. (1.7%)
SunTrust Banks, Inc., 5.25%, 11/5/12	1,250,000	1,264,748
Wells Fargo & Co., 1.25%, 2/13/15	1,500,000	1,505,218
		2,769,966

Total Corporate Bonds		43,764,630

Foreign Bonds (8.5%)
Commercial Banks Non-U.S. (5.9%)
Bank of Montreal, 2.13%, 6/28/13	1,441,000	1,464,480
Bank of Nova Scotia, 1.85%, 1/12/15	1,500,000	1,538,041
Barclays Bank PLC, 2.50%, 1/23/13	1,900,000	1,912,840
National Australia Bank, 2.00%, 3/9/15	1,600,000	1,620,722
Royal Bank of Canada, 1.45%, 10/30/14	1,500,000	1,525,008
Westpac Banking Corp., 2.10%, 8/2/13	1,500,000	1,523,784
		9,584,875

Money Center Banks (0.9%)
Deutsche Bank AG, 2.38%, 1/11/13	1,500,000	1,510,196

Oil Company-Integrated (0.8%)
Total Capital Canada, Ltd., 1.63%, 1/28/14	1,225,000	1,245,090

Regional Authority (0.9%)
Province of Ontario Canada, 0.95%, 5/26/15	1,500,000	1,513,783

Total Foreign Bonds		13,853,944

Mortgage-Backed Securities (20.8%)
CMBS Other (6.1%)
Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A4, 5.20%, 1/12/41 (a)	2,500,000	2,632,875
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, 5/15/38	2,359,621	2,393,430
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-CK2, Class A4, 4.80%, 3/15/36	2,015,050	2,033,830
GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A2, 5.00%, 12/10/37	495,021	495,927
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4, 4.98%, 11/15/34	760,822	763,617
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4, 5.01%, 12/15/35 (a)	1,505,000	1,568,083
		9,887,762

U.S. Government Agencies (9.8%)
Fannie Mae, 2.27%, 9/1/34 (a)	730,974	774,014
Fannie Mae, 2.28%, 4/1/35 (a)	540,112	575,783
Fannie Mae, 2.75%, 10/25/18	1,009,579	1,047,370
Fannie Mae, 2.76%, 4/1/33 (a)	488,452	519,585
Fannie Mae, 3.50%, 6/1/20	928,523	987,310
Fannie Mae, 3.50%, 8/1/20	1,555,862	1,654,368
Fannie Mae, 3.50%, 11/1/20	673,056	715,669
Fannie Mae, 4.00%, 9/1/19	1,681,461	1,799,216
Fannie Mae Prepayment Link Note, Series 2005-4, Class 1, 4.65%, 12/25/12	817,165	827,279
Freddie Mac, 2.42%, 7/1/35 (a) (d)	1,035,605	1,103,143
Freddie Mac, 2.91%, 4/1/37 (a)	1,012,138	1,088,721
Freddie Mac, 3.06%, 3/1/34 (a)	662,622	710,736
Freddie Mac, 4.25%, 12/15/19	978,612	1,035,055
Freddie Mac, 4.50%, 3/15/19	965,180	985,187
Government National Mortgage Association, 3.10%, 12/16/50	1,568,278	1,641,401
Government National Mortgage Association, 3.95%, 11/16/30 (d)	502,921	508,041
		15,972,878

WL Collateral CMO Other (4.2%)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-1, Class 13A3, 3.09%, 4/25/34 (a)	950,088	866,717
Bear Stearns Asset Backed Securities Trust, Series 2003-AC7, Class A2, 5.75%, 1/25/34 (f)	600,879	625,286

Continued
69

Short Term Bond
Schedule of Investments, continued
July 31, 2012

	Principal
	Amount	Value
Mortgage-Backed Securities, continued
WL Collateral CMO Other, continued
Homebanc Mortgage Trust, Series 2004-2, Class A2, 1.15%, 12/25/34 (a)	$745,386	$471,347
Homebanc Mortgage Trust, Series 2006-1, Class 1A1, 2.83%, 4/25/37 (a)	1,222,889	795,683
JP Morgan Alternative Loan Trust, Series 2006-S2, Class A2, 5.81%, 5/25/36 (f)	131,254	131,136
JP Morgan Mortgage Trust, Series 2005-A2, Class 5A1, 4.27%, 4/25/35 (a)	177,997	180,152
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1, 2.96%, 6/25/35 (a) (d)	1,766,243	1,428,080
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A, 2.70%, 12/25/32 (a)	52,650	53,995
Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, 2.94%, 10/25/35 (a)	912,762	899,877
Residential Funding Mortgage Securities I, Series 2007-SA1, Class 1A1, 3.26%, 2/25/37 (a) (d)	1,981,033	1,463,270
		6,915,543

WL Collateral CMO Sequential (0.4%)
Chase Mortgage Finance Corp., Series 2005-A1, Class 2A2, 2.73%, 12/25/35 (a)	134,341	114,890
JP Morgan Alternative Loan Trust, Series 2006-S3, Class A2A, 5.87%, 8/25/36 (d) (f)	135,909	135,542
JP Morgan Mortgage Trust, Series 2006-A4, Class 2A2, 5.59%, 6/25/36 (a)	474,005	428,697
		679,129

WL Collateral PAC (0.3%)
Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A1, 5.50%, 3/25/36	546,670	553,135

Total Mortgage-Backed Securities		34,008,447

Municipal Bonds (0.4%)
Texas (0.4%)
State of Texas, Series B, 5.00%, 8/1/14	625,000	677,875

Total Municipal Bonds		677,875

U.S. Government Agencies (27.8%)
Fannie Mae (7.5%)
0.38%, 3/16/15	1,350,000	1,350,713
0.50%, 5/27/15	1,000,000	1,003,129
0.50%, 7/2/15	1,500,000	1,504,339
0.63%, 10/30/14	2,500,000	2,516,790
0.75%, 12/19/14	1,800,000	1,817,568
1.50%, 9/8/14	2,000,000	2,043,452
2.63%, 11/20/14	2,000,000	2,107,074
		12,343,065

Federal Farm Credit Bank (1.0%)
2.63%, 4/17/14	1,500,000	1,559,708

Federal Home Loan Bank (8.9%)
0.38%, 3/13/15	1,750,000	1,748,586
0.88%, 12/12/14	2,000,000	2,024,166
1.38%, 5/28/14	1,750,000	1,786,603
2.38%, 3/14/14	2,000,000	2,067,338
2.50%, 6/13/14	1,500,000	1,561,110
2.75%, 12/12/14	1,700,000	1,788,898
2.88%, 6/12/15	1,500,000	1,603,788
3.13%, 12/13/13	1,825,000	1,896,038
		14,476,527

Freddie Mac (9.2%)
0.50%, 4/17/15	1,000,000	1,003,901
0.50%, 8/28/15	1,500,000	1,501,353
0.63%, 12/29/14	1,850,000	1,862,595
1.00%, 7/30/14	1,000,000	1,013,933
1.00%, 8/20/14	1,750,000	1,773,413
1.10%, 8/8/14	3,000,000	3,000,378
1.38%, 2/25/14	1,500,000	1,525,793
2.18%, 2/19/14	1,500,000	1,544,089
2.25%, 1/23/17	1,800,000	1,851,498
		15,076,953

Overseas Private Investment Corp. (1.2%)
0.01%, 11/18/13	2,000,000	2,016,480

Total U.S. Government Agencies		45,472,733

U.S. Treasury Obligations (5.9%)
U.S. Treasury Notes (5.9%)
1.75%, 7/31/15	1,250,000	1,303,906
1.88%, 2/28/14	2,800,000	2,873,063
2.25%, 1/31/15	1,300,000	1,364,289
2.63%, 7/31/14	4,000,000	4,190,624
		9,731,882

Total U.S. Treasury Obligations		9,731,882

	Shares
Investments in Affiliates (0.1%)
Fifth Third Institutional Money Market Fund (c)	126,414	126,414

Total Investments in Affiliates		126,414

Total Investments (Cost $164,095,687) – 99.9%		163,285,644

Other assets in excess of liabilities – 0.1%		241,936

NET ASSETS – 100.0%		$163,527,580

Continued
70

Short Term Bond
Schedule of Investments, continued
July 31, 2012

Notes to Schedule of Investments

(a)	Variable rate security. Rate presented represents rate in effect at July 31, 2012.

(b)
Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Investment is in Institutional Shares of underlying fund.

(d)	All or part of this security has been designated as collateral for futures contracts.

(e)	Illiquid Securities.

(f)
Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

The following abbreviations are used in the Schedule of Investments:
ABS – Asset-Backed Security
AMT – Alternative Minimum Tax Paper
CMBS – Commercial Mortgage-Backed Security
CMO – Collateralized Mortgage Obligation
PAC – Planned Amortization Class
WL – Whole Loan

At July 31, 2012, Short Term Bond’s investments were in the following countries:

Country
Australia	1.9%
Canada	4.5%
Germany	0.9%
Great Britain	1.2%
United States	91.5%
Total	100.0%

See notes to schedules of investments
and notes to financial statements.

71

Fifth Third Funds
Notes to Schedules of Investments July 31, 2012

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation
	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)
Mid Cap Growth	70,365,362	13,421,706	(1,797,306)	$11,624,400
Quality Growth	221,206,366	72,113,575	(4,996,409)	67,117,166
Micro Cap Value	41,663,975	4,186,885	(3,542,252)	644,633
Small Cap Value	50,541,932	5,510,550	(3,385,173)	2,125,377
All Cap Value	74,144,267	9,715,913	(5,355,309)	4,360,604
Disciplined Large Cap Value	172,977,493	28,029,863	(7,915,565)	20,114,298
International Equity	126,733,198	9,494,097	(7,233,831)	2,260,266
Strategic Income	258,378,047	15,599,661	(3,046,589)	12,553,072
LifeModel AggressiveSM	86,295,721	5,869,638	(113,367)	5,756,271
LifeModel Moderately AggressiveSM	143,318,142	14,485,850	(89,448)	14,396,402
LifeModel ModerateSM	218,954,599	15,172,083	–	15,172,083
LifeModel Moderately ConservativeSM	44,847,167	1,955,274	(47,194)	1,908,080
LifeModel ConservativeSM	39,190,893	336,615	(52,580)	284,035
High Yield Bond	93,746,556	3,266,453	(1,219,338)	2,047,115
Total Return Bond	214,374,152	15,272,433	(5,343,280)	9,929,153
Short Term Bond	164,100,545	1,356,587	(2,171,488)	(814,901)

Open futures contracts as of July 31, 2012:

					Unrealized
	Number of				Appreciation/	Market
Fund	Contracts	Type	Description	Cost	(Depreciation)	Value

International Equity	310	Long	MSCI EAFE Emini Futures, 9/21/12	$21,464,505	$616,795	$22,081,300
Strategic Income	50	Long	Volatility Index Futures, 8/21/12	1,039,221	(44,221)	995,000
Total Return Bond	55	Long	U.S. Treasury 5-Year Note, 9/28/12	6,806,820	56,149	6,862,969
	20	Long	Volatility Index Futures, 8/21/12	415,689	(17,689)	398,000
	75			7,222,509	38,460	7,260,969
Short Term Bond	85	Long	U.S. Treasury 2-Year Note, 9/28/12	18,724,123	27,674	18,751,797

Open foreign currency contracts as of July 31, 2012:

					Net
		Delivery	Unrealized	Unrealized	Appreciation
	Counterparty	Date	Appreciation	(Depreciation)	(Depreciation)
Strategic Income
1,934,822 U.S. Dollar (buy) vs. 3,770,000 Brazilian Real (sell)	State Street	11/5/12	$124,280	$–	$124,280
6,675,893 U.S. Dollar (buy) vs. 5,150,000 Euro (sell)	UBS Warburg	11/14/12	330,796	–	330,796
2,163,940 U.S. Dollar (buy) vs. 7,500,000 Polish Zloty (sell)	UBS Warburg	9/24/12	–	(66,941)	(66,941)
			$455,076	$(66,941)	$388,135
Total Return Bond
4,472,200 U.S. Dollar (buy) vs. 3,450,000 Euro (sell)	UBS Warburg	11/14/12	$221,601	$–	$221,601

See notes to financial statements.
72

Strategic Income
Schedule of Investments, continued July 31, 2012

The table below reflects Small Cap Value’s activities in written options, all of which were for purposes of earning additional income during the period. No other Funds engaged in written option contracts during the period ended July 31, 2012.

	Balance at	Options	Options	Options	Balance at
Number of Contracts	July 31, 2011	Written	terminated	Expired	July 31,2012
Small Cap Value	–	200	–	200	–

Premiums
Small Cap Value	$–	13,100	–	13,100	$–

Credit default swaps on sovereign issues – buy protection1

Implied
			(Pay)		Credit			Upfront
			Fixed	Expiration	Spread at	Notional	Market	Premiums	Unrealized
Fund	Reference Entity	Counterparty	Rate	Date	7/31/20122	Amount3	Value	Paid	(Depreciation)
Strategic Income	Kingdom of Spain	UBS Warburg	(1.00)%	9/20/2017	6.25%	$10,000,000	$1,718,717	$2,112,365	($393,648)

1
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

2
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

3	The maximum potential amount the Fund could be receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See notes to financial statements.
73

Fifth Third Funds
Statements of Assets and Liabilities July 31, 2012

	Mid Cap	Quality
Assets:	Growth	Growth
Investments, at cost	$66,817,824	$212,248,977
Net unrealized appreciation	11,743,706	67,726,295
Investments, at value	78,561,530	279,975,272
Investment in affiliates, at value (cost $3,428,232, $8,348,260, $3,917,629, $2,236,290, $2,969,059, $3,968,445, $19,659,316 and $9,388,244; respectively)	3,428,232	8,348,260
Total Investments	81,989,762	288,323,532
Deposit at broker	–	–
Foreign currency, at value (cost $–, $–, $–, $–, $–, $–, $1,130,584 and $469,348; respectively)	–	–
Interest, dividends and other receivables	5,193	91,544
Receivable for investments sold	–	–
Receivable for Fund shares sold	122,833	35,432
Receivable for variation margin on futures contracts	–	–
Reclaims receivable	–	–
Unrealized appreciation on forward foreign currency contracts	–	–
Swap premium paid	–	–
Prepaid expenses and other assets	12,233	14,909
Total Assets	82,130,021	288,465,417
Liabilities:
Distributions payable	–	–
Payable for investments purchased	340	475
Payable for Fund shares redeemed	213,660	420,483
Unrealized depreciation on forward foreign currency contracts	–	–
Unrealized depreciation on credit default swap agreements	–	–
Payable for variation margin on futures contracts	–	–
Accrued expenses and other payables:
Payable to Advisor and affiliates	39,464	188,741
Distribution and administrative servicing fee	3,849	13,798
Other	42,627	83,643
Total Liabilities	299,940	707,140
Net Assets:
Paid-in Capital	91,510,518	212,902,399
Accumulated net investment income (loss)	(203,332)	298,184
Accumulated net realized gain/(loss) from investment transactions, swaps, options, futures and foreign currency	(21,220,811)	6,831,399
Net unrealized appreciation on investments, swaps, futures and foreign currency	11,743,706	67,726,295
Net Assets	81,830,081	287,758,277
Net Assets:
Institutional Shares	$66,446,687	$227,103,252
Class A Shares	14,507,626	59,178,480
Class B Shares	328,317	491,683
Class C Shares	547,451	984,862
Total	$81,830,081	$287,758,277
Shares of beneficial interest outstanding (Unlimited number of shares authorized, no par value):
Institutional Shares	5,329,959	12,984,345
Class A Shares	1,235,497	3,500,402
Class B Shares	31,943	31,847
Class C Shares	57,035	65,910
Total	6,654,434	16,582,504
Net Asset Value
Institutional Shares	$12.47	$17.49
Class A Shares – redemption price per share	$11.74	$16.91
Class B Shares – offering price per share *	$10.28	$15.44
Class C Shares – offering price per share *	$9.60	$14.94
Maximum Sales Charge
Class A Shares	5.00%	5.00%
Maximum Offering Price (100%/(100% – Maximum sales charge) of net charge) of net asset value adjusted to the nearest cent) per share Class A Shares	$12.36	$17.80

*	Redemption price per share varies by length of time shares are held.

See notes to financial statements.
74

Fifth Third Funds
Statements of Assets and Liabilities
July 31, 2012

			Disciplined
Micro Cap	Small Cap	All Cap	Large Cap	International	Strategic
Value	Value	Value	Value	Equity	Income
$36,190,204	$47,245,619	$70,119,575	$167,760,755	$106,717,982	$248,905,653
2,200,775	3,185,400	5,416,237	21,362,591	2,616,166	12,637,222
38,390,979	50,431,019	75,535,812	189,123,346	109,334,148	261,542,875

3,917,629	2,236,290	2,969,059	3,968,445	19,659,316	9,388,244
42,308,608	52,667,309	78,504,871	193,091,791	128,993,464	270,931,119
–	–	–	–	1,123,750	262,500
–	–	–	–	1,143,618	472,483
21,047	25,021	62,164	182,145	164,187	1,816,181
–	–	–	–	–	260
45,382	97,727	44,811	187,429	1,630	633,194
–	–	–	–	–	20,000
–	–	–	–	112,010	12,468
–	–	–	–	–	455,076
–	–	–	–	–	2,112,365
10,074	8,831	8,932	12,273	14,149	11,052
42,385,111	52,798,888	78,620,778	193,473,638	131,552,808	276,726,698

–	–	–	–	–	589,000
256	138	161	289	1,163	522
93,371	93,272	482,112	108,637	65,362	225,111
–	–	–	–	–	66,941
–	–	–	–	–	405,315
–	–	–	–	141,042	–

23,282	16,890	32,183	84,303	81,912	90,730
6,750	2,076	8,048	6,314	3,600	31,837
46,447	28,298	53,613	36,100	55,253	67,288
170,106	140,674	576,117	235,643	348,332	1,476,744

39,703,790	50,295,585	98,409,799	240,206,804	263,642,964	281,847,694
43,435	449,890	27,577	110,235	3,519,170	(662,710)

267,005	(1,272,661)	(25,808,952)	(68,441,635)	(139,198,508)	(18,517,925)

2,200,775	3,185,400	5,416,237	21,362,591	3,240,850	12,582,894
42,215,005	52,658,214	78,044,661	193,237,995	131,204,476	275,249,954

$23,231,827	$48,676,652	$50,949,857	$183,890,720	$123,606,989	$200,324,608
15,010,385	2,114,532	23,524,435	8,726,990	7,265,682	49,457,930
143,342	309,560	1,210,666	328,847	162,536	351,853
3,829,451	1,557,470	2,359,703	291,438	169,269	25,115,563
$42,215,005	$52,658,214	$78,044,661	$193,237,995	$131,204,476	$275,249,954

5,039,529	2,697,874	3,227,860	16,881,936	17,491,046	18,570,634
3,528,346	118,800	1,518,390	804,039	1,029,036	4,595,512
38,277	18,495	82,718	29,932	23,228	32,731
1,021,179	93,404	161,800	27,199	25,678	2,359,279
9,627,331	2,928,573	4,990,768	17,743,106	18,568,988	25,558,156

$4.61	$18.04	$15.78	$10.89	$7.07	$10.79
$4.25	$17.80	$15.49	$10.85	$7.06	$10.76
$3.74	$16.74	$14.64	$10.99	$7.00	$10.75
$3.75	$16.67	$14.58	$10.72	$6.59	$10.65

5.00%	5.00%	5.00%	5.00%	5.00%	5.00%

$4.47	$18.74	$16.31	$11.42	$7.43	$11.33

See notes to financial statements.
75

Fifth Third Funds
Statements of Assets and Liabilities, continued
July 31, 2012

			LifeModel
	LifeModel		Moderately
Assets:	AggressiveSM		AggressiveSM
Investments, at cost	$–		$–
Net unrealized appreciation/(depreciation)	–		–
Investments, at value	–		–
Investment in affiliates, at value (cost $82,025,376, $140,347,020, $213,902,410, $42,515,317, $37,790,378, $174, $9,192,393 and $126,414; respectively)	92,051,992		157,714,544
Total Investments	92,051,992		157,714,544
Cash	–		–
Deposit at broker	–		–
Foreign currency, at value (cost $–, $–, $–, $–, $–, $–, $73,236 and $–; respectively)	–		–
Interest, dividends and other receivables	8,130	†	21,447	†
Receivable for investments sold	–		–
Receivable for Fund shares sold	24,680		38,226
Receivable for variation margin on futures contracts	–		–
Reclaims receivable	–		–
Receivable from Advisor and affiliates	18,697		24,605
Unrealized appreciation on forward foreign currency contracts	–		–
Prepaid expenses and other assets	9,309		9,268
Total Assets	92,112,808		157,808,090
Liabilities:
Cash overdraft	–		–
Payable for investments purchased	247	†	378	†
Payable for Fund shares redeemed	331,470		270,881
Accrued expenses and other payables:
Payable to Advisor and affiliates	–		–
Distribution and administrative servicing fee	7,192		19,539
Other	43,564		70,062
Total Liabilities	382,473		360,860
Net Assets:
Paid-in Capital	104,526,328		168,331,497
Accumulated net investment income	–		–
Accumulated net realized loss from investment transactions, futures, swaps, options and foreign currency	(22,822,609)		(28,251,791)
Net unrealized appreciation/(depreciation) on investments, futures, swaps and foreign currency	10,026,616		17,367,524
Net Assets	91,730,335		157,447,230
Net Assets:
Institutional Shares	$68,488,497		$94,089,243
Class A Shares	19,938,844		53,972,455
Class B Shares	2,382,302		6,860,942
Class C Shares	920,692		2,524,590
Total	$91,730,335		$157,447,230
Shares of beneficial interest outstanding (Unlimited number of shares authorized, no par value):
Institutional Shares	6,090,272		8,213,381
Class A Shares	1,788,067		4,718,934
Class B Shares	223,375		606,149
Class C Shares	86,495		223,241
Total	8,188,209		13,761,705

Net Asset Value
Institutional Shares	$11.25		$11.46
Class A Shares – redemption price per share	$11.15		$11.44
Class B Shares – offering price per share *	$10.67		$11.32
Class C Shares – offering price per share *	$10.64		$11.31
Maximum Sales Charge Class A Shares	5.00%		5.00%
Maximum Offering Price (100%/(100% – Maximum sales charge) of net charge) of net asset value adjusted to the nearest cent) per share Class A Shares	$11.74		$12.04

*	Redemption price per share varies by length of time shares are held.
†	Represents receivable from or payable to affiliates.

See notes to financial statements.
76

Fifth Third Funds
Statements of Assets and Liabilities, continued
July 31, 2012

		LifeModel
LifeModel		Moderately		LifeModel		High Yield	Total Return	Short Term
ModerateSM		ConservativeSM		ConservativeSM		Bond	Bond	Bond
$–		$–		$–		$93,713,854	$204,555,568	$163,969,273
–		–		–		2,079,643	10,555,344	(810,043)
–		–		–		95,793,497	215,110,912	163,159,230

234,126,682		46,755,247		39,474,928		174	9,192,393	126,414
234,126,682		46,755,247		39,474,928		95,793,671	224,303,305	163,285,644
–		–		–		–	3,013	–
–		–		–		–	140,750	23,375
–		–		–		–	75,941	–
50,653	†	10,335	†	8,484	†	1,885,337	1,389,935	673,398
–		–		–		1,071,111	219,211	2,154
155,197		9,194		8,522		108,769	150,628	64,306
–		–		–		–	12,297	1,329
–		–		–		5,167	–	–
23,335		16,364		15,726		–	–	–
–		–		–		–	221,601	–
9,440		7,301		7,738		8,959	14,225	10,742
234,365,307		46,798,441		39,515,398		98,873,014	226,530,906	164,060,948

–		–		–		75,417	–	–
553	†	105	†	89	†	789,173	10,176,283	83
50,593		27,493		20,849		288,532	46,837	436,103

–		–		–		32,800	58,056	45,022
13,455		5,082		3,490		3,196	3,701	11,441
51,714		28,899		25,234		36,956	44,224	40,719
116,315		61,579		49,662		1,226,074	10,329,101	533,368

260,783,998		49,357,879		41,727,129		96,752,015	307,765,282	181,470,095
–		4,622		56,638		82,621	153,440	131,550

(46,759,278)		(6,865,569)		(4,002,581)		(1,267,339)	(102,535,388)	(17,291,696)

20,224,272		4,239,930		1,684,550		2,079,643	10,818,471	(782,369)
234,248,992		46,736,862		39,465,736		97,646,940	216,201,805	163,527,580

$190,762,867		$29,467,394		$28,290,754		$90,919,678	$201,646,942	$129,619,889
36,950,425		15,115,087		9,394,151		3,722,992	13,686,111	27,752,518
4,345,121		1,196,448		940,706		46,148	253,759	NA
2,190,579		957,933		840,125		2,958,122	614,993	6,155,173
$234,248,992		$46,736,862		$39,465,736		$97,646,940	$216,201,805	$163,527,580

17,402,009		2,932,352		2,799,893		9,064,132	20,828,597	13,527,283
3,375,835		1,506,686		931,855		371,959	1,414,210	2,898,341
398,831		119,660		93,563		4,607	26,176	NA
201,196		95,838		83,512		295,622	63,445	644,156
21,377,871		4,654,536		3,908,823		9,736,320	22,332,428	17,069,780

$10.96		$10.05		$10.10		$10.03	$9.68	$9.58
$10.95		$10.03		$10.08		$10.01	$9.68	$9.58
$10.89		$10.00		$10.05		$10.02	$9.69	NA
$10.89		$10.00		$10.06		$10.01	$9.69	$9.56

5.00%		5.00%		5.00%		4.75%	5.00%	3.00%

$11.53		$10.56		$10.61		$10.51	$10.19	$9.88

See notes to financial statements.
77

Fifth Third Funds
Statements of Operations For the year ended July 31, 2012

	Mid Cap	Quality
	Growth	Growth
Investment Income:
Interest income	$–	$28,418
Dividend income	453,090	3,353,599
Dividend income from affiliates	1,887	4,501
Foreign tax withholding	–	–
Income from securities lending	2,429	3,103
Other income	–	16,433
Total Investment Income	457,406	3,406,054
Expenses:
Investment advisory fees	602,753	2,392,250
Administration fees	131,270	521,038
Distribution servicing fees – Class A Shares	38,242	151,334
Distribution servicing fees – Class B Shares	4,991	7,912
Distribution servicing fees – Class C Shares	3,480	7,736
Administrative servicing fees – Class C Shares	1,160	2,579
Accounting fees	64,336	94,550
Registration and filing fees	47,119	52,655
Transfer and dividend disbursing agent fees	84,122	246,754
Custody fees	4,154	7,189
Trustees’ fees and expenses	5,495	21,305
Professional fees	20,409	28,383
Printing expense	12,420	46,049
Interest expense	–	–
Other expenses	10,115	32,179
Total expenses	1,030,066	3,611,913
Less: Waiver and/or reimbursement from Advisor and/or affiliates	(266,415)	(499,077)
Net Expenses	763,651	3,112,836

Net Investment Income/(Loss)	(306,245)	293,218
Realized and Unrealized Gains/(Losses) from Investments, Futures, Swaps, Options and Foreign Currency:
Net realized gains/(losses) on investments, swaps, options and foreign currency transactions	7,857,867	13,201,987
Net realized gains/(losses) on futures transactions	–	–
Change in unrealized appreciation/(depreciation) on investments, futures, swaps and foreign currency transactions	(4,700,237)	(7,804,063)
Net realized and unrealized gains/(losses) on investments, futures, swaps, options and foreign currency transactions	3,157,630	5,397,924
Change in net assets resulting from operations	$2,851,385	$5,691,142

See notes to financial statements.
78

Fifth Third Funds
Statements of Operations
For the year ended July 31, 2012

			Disciplined
Micro Cap	Small Cap		Large Cap	International	Strategic
Value	Value	All Cap Value	Value	Equity	Income

$–	$–	$–	$–	$–	$4,995,343
701,355	1,084,837	2,377,236	4,947,830	5,703,457	6,645,142
2,979	2,223	1,692	1,513	6,760	5,685
–	–	(13,512)	(34,925)	(496,392)	(20,260)
–	–	2,347	2,669	11,035	1,235
–	–	–	–	–	18,102
704,334	1,087,060	2,367,763	4,917,087	5,224,860	11,645,247

462,017	521,203	899,848	1,416,677	1,526,446	2,106,283
80,508	100,913	156,773	308,545	265,928	368,475
40,280	4,919	61,580	23,263	20,934	94,013
2,367	4,387	19,445	5,470	2,147	4,401
34,244	11,861	20,326	2,522	1,513	157,996
11,415	3,953	6,775	841	504	52,665
65,191	64,317	64,847	69,074	85,165	83,134
47,336	52,547	49,850	53,267	52,023	54,876
94,810	21,048	134,887	49,184	64,017	117,174
13,688	9,784	5,919	10,060	73,512	17,008
3,217	4,180	6,724	13,162	12,036	12,268
19,914	22,966	20,756	23,832	27,924	54,915
16,042	13,147	20,754	17,182	19,044	21,510
–	–	–	–	37,988	257
6,744	8,249	11,827	21,036	19,374	18,594
897,773	843,474	1,480,311	2,014,115	2,208,555	3,163,569
(185,744)	(245,752)	(576,048)	(615,371)	(426,456)	(1,374,235)
712,029	597,722	904,263	1,398,744	1,782,099	1,789,334

(7,695)	489,338	1,463,500	3,518,343	3,442,761	9,855,913

3,937,528	(424,944)	7,547,524	13,362,967	(15,868,309)	615,212
–	–	–	–	(2,085,074)	956,966
(3,692,332)	(1,948,627)	(9,213,662)	(11,968,865)	(11,138,358)	6,431,184
245,196	(2,373,571)	(1,666,138)	1,394,102	(29,091,741)	8,003,362
$237,501	$(1,884,233)	$(202,638)	$4,912,445	$(25,648,980)	$17,859,275

See notes to financial statements.
79

Fifth Third Funds
Statements of Operations, continued For the year ended July 31, 2012

			LifeModel
	LifeModel		Moderately
	AggressiveSM		AggressiveSM
Investment Income:
Interest income	$–		$–
Dividend income	–		–
Dividend income from affiliates	1,275,913		3,009,046
Foreign tax withholding	–		–
Income from securities lending	–		–
Other income	–		–

Total Investment Income	1,275,913		3,009,046

Expenses:
Investment advisory fees	146,127		247,210
Administration fees	169,742		288,266
Distribution servicing fees – Class A Shares	53,902		135,357
Distribution servicing fees – Class B Shares	35,625		114,091
Distribution servicing fees – Class C Shares	7,104		20,017
Administrative servicing fees – Class C Shares	2,368		6,672
Accounting fees	61,070		64,114
Registration and filing fees	52,825		53,926
Transfer and dividend disbursing agent fees	100,187		214,691
Custody fees	1,000		1,985
Trustees’ fees and expenses	7,034		11,922
Professional fees	18,526		20,908
Printing expense	24,354		38,136
Interest expense	–		–
Other expenses	11,249		17,693
Total expenses	691,113		1,234,988
Less: Waiver and/or reimbursement from Advisor and/or affiliates	(514,180)		(827,007)
Net Expenses	176,933		407,981

Net Investment Income	1,098,980		2,601,065
Realized and Unrealized Gains/(Losses) from Investments, Futures, Swaps, Options and Foreign Currency:
Net realized gains/(losses) on investments, swaps, options and foreign currency transactions	(123,847	)†	1,193,433	†
Net realized gains on futures transactions	–		–
Change in unrealized appreciation/(depreciation) on investments, futures, swaps and foreign currency transactions	(895,137	)*	(1,403,553	)*
Net realized and unrealized gains/(losses) on investments, futures, swaps, options and foreign currency transactions	(1,018,984)		(210,120)
Change in net assets resulting from operations	$79,996		$2,390,945

†	Includes realized gains/(losses) from investment transactions with affiliates.
*	Represents unrealized appreciation/(depreciation) on affiliated positions.

See notes to financial statements.
80

Fifth Third Funds
Statements of Operations, continued
For the year ended July 31, 2012

		LifeModel
LifeModel		Moderately		LifeModel		High Yield	Total Return	Short Term
ModerateSM		ConservativeSM		ConservativeSM		Bond	Bond	Bond

$–		$–		$–		$5,707,447	$8,482,532	$3,011,283
–		–		–		34,682	348,351	–
5,444,904		1,252,966		1,180,703		3,163	7,126	1,748
–		–		–		–	–	(1,262)
–		–		–		2,680	2,259	3,706
–		–		–		39,640	1,390,700	–
5,444,904		1,252,966		1,180,703		5,787,612	10,230,968	3,015,475

351,400		73,422		58,539		557,281	1,361,464	908,007
409,769		85,281		68,005		139,229	395,293	316,315
93,719		36,532		24,286		14,631	35,480	49,523
76,207		25,927		15,657		784	3,532	NA
18,585		7,069		5,839		18,555	4,638	55,835
6,195		2,356		1,946		6,185	1,546	18,612
78,146		60,986		60,960		74,221	91,906	67,121
50,732		52,972		49,483		60,397	50,190	52,316
125,487		38,744		22,669		27,288	60,441	57,729
3,114		1,637		284		8,683	16,938	7,516
16,569		3,603		2,743		4,582	17,409	15,261
23,311		16,763		16,389		25,998	61,518	28,155
41,690		6,835		7,389		5,618	7,996	6,993
–		–		–		–	6,594	1,511
23,234		6,776		5,981		8,603	26,385	23,011
1,318,158		418,903		340,170		952,055	2,141,330	1,607,905
(936,040)		(307,868)		(261,222)		(322,775)	(660,004)	(616,316)
382,118		111,035		78,948		629,280	1,481,326	991,589

5,062,786		1,141,931		1,101,755		5,158,332	8,749,642	2,023,886

(341,355	)†	345,025	†	21,202	†	747,193	3,750,748	604,973
–		–		–		–	1,581,129	129,205

2,514,597	*	182,368	*	791,792	*	120,536	4,420,345	(279,066)

2,173,242		527,393		812,994		867,729	9,752,222	455,112
$7,236,028		$1,669,324		$1,914,749		$6,026,061	$18,501,864	$2,478,998

See notes to financial statements.
81

Fifth Third Funds
Statements of Changes in Net Assets

	Mid Cap Growth		Quality Growth
	Year	Year	Year	Year
	ended	ended	ended	ended
	July 31,	July 31,	July 31,	July 31,
	2012	2011	2012	2011
Change in Net Assets:
Operations:
Net investment income/(loss)	$(306,245)	$(174,272)	$293,218	$(66,778)
Net realized gains/(losses) on investments, and options transactions	7,857,867	19,849,843	13,201,987	39,046,125
Net change in unrealized appreciation/(depreciation) on investment	(4,700,237)	8,021,707	(7,804,063)	38,646,256
Change in net assets resulting from operations	2,851,385	27,697,278	5,691,142	77,625,603

Distributions to shareholders from net investment income:
Institutional Shares	–	–	–	(326,845)
Class A Shares
Class B Shares	–	–	–	–
Class C Shares	–	–	–	–
	–	–	–	–
Distributions to shareholders from net realized gains:
Institutional Shares		–	–
Class A Shares	–	–	–	–
Class B Shares	–	–	–	–
Class C Shares	–	–	–	–
Change in net assets from shareholder distributions	–	–	–	(326,845)
Change in net assets from Fund share transactions	(7,889,731)	(22,926,266)	(47,427,814)	(42,047,569)
Change in net assets	(5,038,346)	4,771,012	(41,736,672)	35,251,189

Net Assets:
Beginning of period	86,868,427	82,097,415	329,494,949	294,243,760
End of period	$81,830,081	$86,868,427	$287,758,277	$329,494,949

Accumulated net investment income/(loss)	$(203,332)	$–	$298,184	$(1)

See notes to financial statements.
82

Fifth Third Funds
Statements of Changes in Net Assets

Micro Cap Value		Small Cap Value		All Cap Value		Disciplined Large Cap Value
Year	Year	Year	Year	Year	Year	Year	Year
ended	ended	ended	ended	ended	ended	ended	ended
July 31,	July 31,	July 31,	July 31,	July 31,	July 31,	July 31,	July 31,
2012	2011	2012	2011	2012	2011	2012	2011

$(7,695)	$(136,840)	$489,338	$458,814	$1,463,500	$1,366,428	$3,518,343	$4,365,822
3,937,528	3,700,771	(424,944)	13,003,838	7,547,524	7,254,568	13,362,967	37,883,285

(3,692,332)	2,272,879	(1,948,627)	629,283	(9,213,662)	10,673,739	(11,968,865)	(2,382,971)
237,501	5,836,810	(1,884,233)	14,091,935	(202,638)	19,294,735	4,912,445	39,866,136

–	–	(178,879)	(259,540)	(1,011,119)	(985,217)	(3,247,358)	(4,352,367)
		(2,318)	(4,844)	(365,439)	(329,998)	(161,676)	(175,780)
–	–	–	–	(16,892)	(13,798)	(5,319)	(8,399)
–	–	–		(24,179)	(16,063)	(3,628)	(3,660)

		(3,097,507)	–	–	–	–	–
–	–	(105,551)	–	–	–	–	–
–	–	(28,722)	–	–	–	–	–
–	–	(95,427)	–	–	–	–	–
–	–	(3,508,404)	(264,384)	(1,417,629)	(1,345,076)	(3,417,981)	(4,540,206)
(8,557,753)	7,980,317	(6,484,815)	(12,514,243)	(25,010,031)	(43,762,308)	(9,163,185)	(178,493,799)
(8,320,252)	13,817,127	(11,877,452)	1,313,308	(26,630,298)	(25,812,649)	(7,668,721)	(143,167,869)

50,535,257	36,718,130	64,535,666	63,222,358	104,674,959	130,487,608	200,906,716	344,074,585
$42,215,005	$50,535,257	$52,658,214	$64,535,666	$78,044,661	$104,674,959	$193,237,995	$200,906,716

$43,435	$77,205	$449,890	$213,106	$27,577	$19,600	$110,235	$30,891

See notes to financial statements.
83

Fifth Third Funds
Statements of Changes in Net Assets, continued

	International Equity		Strategic Income
	Year	Year	Year	Year
	ended	ended	ended	ended
	July 31,	July 31,	July 31,	July 31,
	2012	2011	2012	2011
Change in Net Assets:
Operations:
Net investment income	$3,442,761	$4,930,476	$9,855,913	$6,913,076
Net realized gains/(losses) on investments, swaps, options and foreign currency transactions	(15,868,309)	36,948,737	615,212	150,705
Net realized gains/(losses) on futures transactions	(2,085,074)	927,400	956,966	(161,877)
Net change in unrealized appreciation/(depreciation) on investment, futures, swaps and foreign currency transactions	(11,138,358)	(2,770,813)	6,431,184	5,237,406
Change in net assets resulting from operations	(25,648,980)	40,035,800	17,859,275	12,139,310

Distributions to shareholders from net investment income:
Institutional Shares	(4,485,965)	(5,185,878)	(7,695,009)	(4,916,023)
Class A Shares	(235,511)	(218,090)	(1,802,345)	(1,061,504)
Class B Shares	(2,271)	(3,391)	(18,189)	(27,929)
Class C Shares	(4,001)	(3,960)	(872,785)	(586,912)

Distributions to shareholders from net realized gains:
Institutional Shares	–	–	–	–
Class A Shares	–	–	–	–
Class B Shares	–	–	–	–
Class C Shares	–	–	–	–
Change in net assets from shareholder distributions	(4,727,748)	(5,411,319)	(10,388,328)	(6,592,368)
Change in net assets from Fund share transactions	(25,818,561)	(88,203,527)	102,918,716	45,812,777
Change in net assets	(56,195,289)	(53,579,046)	110,389,663	51,359,719

Net Assets:
Beginning of period	187,399,765	240,978,811	164,860,291	113,500,572
End of period	$131,204,476	$187,399,765	$275,249,954	$164,860,291

Accumulated net investment income/(loss)	$3,519,170	$4,726,770	$(662,710)	$(122,295)

†	Represents realized gains/(losses) from investment transactions with affiliates.

See notes to financial statements.

84

Fifth Third Funds
Statements of Changes in Net Assets, continued

LifeModel AggressiveSM		LifeModel Moderately AggressiveSM		LifeModel ModerateSM		LifeModel Moderately ConservativeSM
Year	Year	Year	Year	Year	Year	Year	Year
ended	ended	ended	ended	ended	ended	ended	ended
July 31,	July 31,	July 31,	July 31,	July 31,	July 31,	July 31,	July 31,
2012	2011	2012	2011	2012	2011	2012	2011

$1,098,980	$1,336,782	$2,601,065	$3,210,193	$5,062,786	$6,132,407	$1,141,931	$1,440,637

(123,847)†	(8,448,887)†	1,193,433 †	(8,608,308)†	(341,355)†	(10,084,746)†	345,025 †	(1,219,467)†
–	–	–	–	–	–	–	–

(895,137)	30,098,082	(1,403,553)	39,104,690	2,514,597	42,291,398	182,368	7,296,276
79,996	22,985,977	2,390,945	33,706,575	7,236,028	38,339,059	1,669,324	7,517,446

(1,057,658)	(1,010,470)	(1,937,694)	(1,980,502)	(4,588,134)	(4,935,582)	(836,765)	(946,910)
(268,349)	(280,526)	(942,485)	(951,372)	(834,882)	(861,545)	(358,608)	(349,729)
(31,347)	(39,539)	(117,485)	(193,949)	(110,891)	(206,120)	(44,922)	(99,896)
(7,812)	(7,826)	(27,403)	(27,304)	(37,017)	(40,316)	(16,113)	(17,253)

–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–
(1,365,166)	(1,338,361)	(3,025,067)	(3,153,127)	(5,570,924)	(6,043,563)	(1,256,408)	(1,413,788)
(15,536,572)	(21,844,358)	(22,918,564)	(35,077,799)	(12,509,443)	(43,017,267)	(7,882,164)	(8,376,652)
(16,821,742)	(196,742)	(23,552,686)	(4,524,351)	(10,844,339)	(10,721,771)	(7,469,248)	(2,272,994)

108,552,077	108,748,819	180,999,916	185,524,267	245,093,331	255,815,102	54,206,110	56,479,104
$91,730,335	$108,552,077	$157,447,230	$180,999,916	$234,248,992	$245,093,331	$46,736,862	$54,206,110

$–	$–	$–	$153,056	$–	$4,622	$4,529	$119,006

See notes to financial statements.

85

Fifth Third Funds
Statements of Changes in Net Assets, continued

	LifeModel ConservativeSM		High Yield Bond
	Year	Year	Year	Year
	ended	ended	ended	ended
	July 31,	July 31,	July 31,	July 31,
	2012	2011	2012	2011
Change in Net Assets:
Operations:
Net investment income	$1,101,755	$1,241,428	$5,158,332	$4,623,152
Net realized gains/(losses) on investments, swaps, options and foreign currency transactions	21,202 †	(566,153)†	747,193	2,250,433
Net realized gains on futures transactions	–	–	–	–
Net change in unrealized appreciation/(depreciation) on investment, futures, swaps and foreign currency transactions	791,792	3,299,342	120,536	356,410
Change in net assets resulting from operations	1,914,749	3,974,617	6,026,061	7,229,995

Distributions to shareholders from net investment income:
Institutional Shares	(835,939)	(852,851)	(4,633,292)	(4,423,271)
Class A Shares	(275,354)	(276,282)	(338,106)	(147,262)
Class B Shares	(33,153)	(69,500)	(4,316)	(5,937)
Class C Shares	(16,477)	(22,518)	(136,979)	(127,538)

Distributions to shareholders from net realized gains:
Institutional Shares	–	–	–	–
Class A Shares	–	–	–	–
Class B Shares	–	–	–	–
Class C Shares	–	–	–	–
Change in net assets from shareholder distributions	(1,160,923)	(1,221,151)	(5,112,693)	(4,704,008)
Change in net assets from Fund share transactions	(203,466)	(2,799,646)	32,584,872	5,196,478
Change in net assets	550,360	(46,180)	33,498,240	7,722,465

Net Assets:
Beginning of period	38,915,376	38,961,556	64,148,700	56,426,235
End of period	$39,465,736	$38,915,376	$97,646,940	$64,148,700

Accumulated net investment income	$56,638	$115,735	$82,621	$36,871

†	Represents realized gains/(losses) from investment transactions with affiliates.

See notes to financial statements.

86

Fifth Third Funds
Statements of Changes in Net Assets, continued

Total Return Bond		Short Term Bond
Year	Year	Year	Year
ended	ended	ended	ended
July 31,	July 31,	July 31,	July 31,
2012	2011	2012	2011

$8,749,642	$13,014,540	$2,023,886	$4,406,624

3,750,748	(9,151,928)	604,973	1,909,203
1,581,129	225,929	129,205	80,122

4,420,345	16,217,536	(279,066)	(1,717,751)
18,501,864	20,306,077	2,478,998	4,678,198

(8,998,660)	(12,394,591)	(2,296,152)	(4,270,596)
(568,550)	(661,174)	(234,641)	(315,830)
(11,237)	(47,136)	NA	NA
(20,223)	(27,790)	(40,928)	(73,310)

–	–	–	–
–	–	–	–
–	–	NA	NA
–	–	–	–
(9,598,670)	(13,130,691)	(2,571,721)	(4,659,736)
(38,772,598)	(54,267,809)	(81,427,801)	(41,475,688)
(29,869,404)	(47,092,423)	(81,520,524)	(41,457,226)

246,071,209	293,163,632	245,048,104	286,505,330
$216,201,805	$246,071,209	$163,527,580	$245,048,104

$153,440	$444,533	$131,550	$199,289

See notes to financial statements.

87

Fifth Third Funds
Statements of Changes in Net Assets, continued – Fund Share Transactions

	Mid Cap Growth		Quality Growth
	Year	Year	Year	Year
	ended	ended	ended	ended
	July 31,	July 31,	July 31,	July 31,
	2012	2011	2012	2011
Capital Transactions:
Institutional Shares
Shares issued	$17,722,657	$7,076,046	$43,768,002	$50,749,376
Dividends reinvested	–	–	–	273,148
Shares redeemed	(22,871,707)	(29,274,688)	(83,191,922)	(82,868,622)
Total Institutional Shares	(5,149,050)	(22,198,642)	(39,423,920)	(31,846,098)

Class A Shares
Shares issued	2,344,794	2,568,474	1,760,452	1,964,425
Dividends reinvested	–	–	–	–
Shares redeemed	(4,572,804)	(2,943,562)	(8,799,173)	(10,174,045)
Total Class A Shares	(2,228,010)	(375,088)	(7,038,721)	(8,209,620)

Class B Shares
Shares issued	5,000	11,836	–	6,275
Dividends reinvested	–	–	–	–
Shares redeemed	(498,140)	(575,258)	(823,378)	(1,708,885)
Total Class B Shares	(493,140)	(563,422)	(823,378)	(1,702,610)

Class C Shares
Shares issued	138,193	462,655	22,866	16,498
Dividends reinvested	–	–	–	–
Shares redeemed	(157,724)	(251,769)	(164,661)	(305,739)
Total Class C Shares	(19,531)	210,886	(141,795)	(289,241)

Change from capital transactions	$(7,889,731)	$(22,926,266)	$(47,427,814)	$(42,047,569)
Share Transactions:
Institutional Shares
Shares issued	1,447,615	619,029	2,560,002	3,352,424
Dividends reinvested	–	–	–	17,061
Shares redeemed	(1,959,920)	(2,710,990)	(4,951,885)	(5,287,158)
Total Institutional Shares	(512,305)	(2,091,961)	(2,391,883)	(1,917,673)
Class A Shares
Shares issued	210,675	239,204	107,340	130,960
Dividends reinvested	–	–	–	–
Shares redeemed	(404,587)	(284,221)	(534,662)	(667,657)
Total Class A Shares	(193,912)	(45,017)	(427,322)	(536,697)
Class B Shares
Shares issued	498	1,348	–	485
Dividends reinvested	–	–	–	–
Shares redeemed	(52,022)	(63,712)	(55,638)	(125,049)
Total Class B Shares	(51,524)	(62,364)	(55,638)	(124,564)
Class C Shares
Shares issued	14,200	51,753	1,551	1,180
Dividends reinvested	–	–	–	–
Shares redeemed	(17,653)	(27,439)	(11,274)	(22,459)
Total Class C Shares	(3,453)	24,314	(9,723)	(21,279)

Change from capital transactions	(761,194)	(2,175,028)	(2,884,566)	(2,600,213)

See notes to financial statements.

88

Fifth Third Funds
Statements of Changes in Net Assets, continued – Fund Share Transactions

Micro Cap Value		Small Cap Value		All Cap Value		Disciplined Large Cap Value
Year	Year	Year	Year	Year	Year	Year	Year
ended	ended	ended	ended	ended	ended	ended	ended
July 31,	July 31,	July 31,	July 31,	July 31,	July 31,	July 31,	July 31,
2012	2011	2012	2011	2012	2011	2012	2011

$7,015,294	$11,073,408	$5,919,691	$13,152,538	$4,889,688	$19,526,242	$41,629,333	$31,397,826
–	–	3,182,398	208,977	839,861	757,318	2,666,904	3,059,191
(10,377,965)	(9,224,987)	(15,605,761)	(25,777,881)	(24,041,030)	(48,177,457)	(51,132,757)	(210,022,647)
(3,362,671)	1,848,421	(6,503,672)	(12,416,366)	(18,311,481)	(27,893,897)	(6,836,520)	(175,565,630)

4,596,130	17,701,153	764,162	890,213	1,657,427	3,297,762	1,583,275	1,945,108
–	–	72,924	3,864	331,927	291,783	145,938	158,133
(7,747,734)	(13,195,011)	(520,810)	(1,610,129)	(6,008,193)	(16,467,176)	(3,433,966)	(4,149,379)
(3,151,604)	4,506,142	316,276	(716,052)	(4,018,839)	(12,877,631)	(1,704,753)	(2,046,138)

3,419	47,215	1,292	8,527	11,181	9,045	34,500	58,730
–	–	26,161	–	15,075	12,125	4,333	6,581
(370,269)	(638,383)	(251,299)	(109,295)	(1,488,519)	(2,066,208)	(579,020)	(667,595)
(366,850)	(591,168)	(223,846)	(100,768)	(1,462,263)	(2,045,038)	(540,187)	(602,284)

581,866	3,123,538	328,598	1,154,879	52,755	724,626	1,229	55,592
–	–	27,004	–	12,559	7,860	2,204	2,103
(2,258,494)	(906,616)	(429,175)	(435,936)	(1,282,762)	(1,678,228)	(85,158)	(337,442)
(1,676,628)	2,216,922	(73,573)	718,943	(1,217,448)	(945,742)	(81,725)	(279,747)

$(8,557,753)	$7,980,317	$(6,484,815)	$(12,514,243)	$(25,010,031)	$(43,762,308)	$(9,163,185)	$(178,493,799)

1,583,163	2,412,778	323,005	752,656	321,870	1,219,098	3,929,800	2,932,670
–	–	180,666	10,987	55,446	48,233	260,136	291,227
(2,285,257)	(2,083,181)	(864,713)	(1,350,992)	(1,566,257)	(3,123,144)	(4,895,795)	(20,815,447)
(702,094)	329,597	(361,042)	(587,349)	(1,188,941)	(1,855,813)	(705,859)	(17,591,550)

1,111,506	4,166,699	42,004	50,007	109,272	217,775	154,395	181,066
–	–	4,197	206	22,338	18,981	14,308	15,034
(1,855,492)	(3,101,380)	(29,328)	(87,065)	(399,825)	(1,088,658)	(326,472)	(389,773)
(743,986)	1,065,319	16,873	(36,852)	(268,215)	(851,902)	(157,769)	(193,673)

1,027	15,261	73	473	769	610	3,068	5,280
–	–	1,596	–	1,090	843	428	625
(105,845)	(179,725)	(14,812)	(6,500)	(102,710)	(143,827)	(54,804)	(63,150)
(104,818)	(164,464)	(13,143)	(6,027)	(100,851)	(142,374)	(51,308)	(57,245)

157,093	830,828	19,501	67,574	3,806	49,047	121	5,061
–	–	1,654	–	906	546	221	203
(613,063)	(238,352)	(25,789)	(23,384)	(91,523)	(117,800)	(8,167)	(33,160)
(455,970)	592,476	(4,634)	44,190	(86,811)	(68,207)	(7,825)	(27,896)

(2,006,868)	1,822,928	(361,946)	(586,038)	(1,644,818)	(2,918,296)	(922,761)	(17,870,364)

See notes to financial statements.

89

Fifth Third Funds
Statements of Changes in Net Assets, continued – Fund Share Transactions

	International Equity		Strategic Income
	Year	Year	Year	Year
	ended	ended	ended	ended
	July 31,	July 31,	July 31,	July 31,
	2012	2011	2012	2011
Capital Transactions:
Institutional Shares
Shares issued	$11,922,066	$13,473,708	$96,044,311	$64,778,528
Dividends reinvested	3,810,747	4,380,017	2,554,364	1,204,529
Shares redeemed	(40,021,546)	(104,223,758)	(25,817,185)	(28,618,649)
Total Institutional Shares	(24,288,733)	(86,370,033)	72,781,490	37,364,408

Class A Shares
Shares issued	425,756	814,534	32,993,481	10,836,097
Dividends reinvested	220,471	203,874	1,138,265	680,398
Shares redeemed	(1,978,776)	(2,471,936)	(11,399,562)	(6,543,751)
Total Class A Shares	(1,332,549)	(1,453,528)	22,732,184	4,972,744

Class B Shares
Shares issued	5,040	15,389	112,457	71,671
Dividends reinvested	1,675	2,404	12,788	14,332
Shares redeemed	(140,313)	(317,523)	(299,913)	(331,767)
Total Class B Shares	(133,598)	(299,730)	(174,668)	(245,764)

Class C Shares
Shares issued	577	3,918	10,267,593	6,073,962
Dividends reinvested	3,764	3,538	540,105	395,265
Shares redeemed	(68,022)	(87,692)	(3,227,988)	(2,747,838)
Total Class C Shares	(63,681)	(80,236)	7,579,710	3,721,389

Change from capital transactions	$(25,818,561)	$(88,203,527)	$102,918,716	$45,812,777

Share Transactions:
Institutional Shares
Shares issued	1,674,072	1,606,141	9,153,874	6,226,704
Dividends reinvested	563,720	529,628	242,894	115,044
Shares redeemed	(5,663,691)	(12,504,750)	(2,467,026)	(2,764,055)
Total Institutional Shares	(3,425,899)	(10,368,981)	6,929,742	3,577,693

Class A Shares
Shares issued	58,685	98,542	3,151,163	1,046,607
Dividends reinvested	32,566	24,652	108,355	65,513
Shares redeemed	(279,814)	(298,404)	(1,090,958)	(631,699)
Total Class A Shares	(188,563)	(175,210)	2,168,560	480,421

Class B Shares
Shares issued	760	1,885	10,853	6,908
Dividends reinvested	249	295	1,224	1,381
Shares redeemed	(19,681)	(39,354)	(28,737)	(31,848)
Total Class B Shares	(18,672)	(37,174)	(16,660)	(23,559)

Class C Shares
Shares issued	80	508	995,418	590,737
Dividends reinvested	592	457	52,091	38,443
Shares redeemed	(10,005)	(11,306)	(311,646)	(268,525)
Total Class C Shares	(9,333)	(10,341)	735,863	360,655

Change from capital transactions	(3,642,467)	(10,591,706)	9,817,505	4,395,210

See notes to financial statements.

90

Fifth Third Funds
Statements of Changes in Net Assets, continued – Fund Share Transactions

		LifeModel Moderately				LifeModel Moderately
LifeModel AggressiveSM		AggressiveSM		LifeModel ModerateSM		ConservativeSM
Year	Year	Year	Year	Year	Year	Year	Year
ended	ended	ended	ended	ended	ended	ended	ended
July 31,	July 31,	July 31,	July 31,	July 31,	July 31,	July 31,	July 31,
2012	2011	2012	2011	2012	2011	2012	2011

$17,850,056	$18,639,433	$21,076,915	$23,301,906	$26,952,069	$34,521,168	$7,336,206	$13,185,332
1,047,306	997,523	1,896,506	1,928,668	4,520,838	4,847,018	801,120	912,662
(26,420,248)	(34,015,292)	(30,599,560)	(41,216,979)	(34,356,964)	(67,578,347)	(13,147,890)	(16,671,246)
(7,522,886)	(14,378,336)	(7,626,139)	(15,986,405)	(2,884,057)	(28,210,161)	(5,010,564)	(2,573,252)

3,454,603	3,240,105	10,638,554	7,435,443	7,484,596	6,074,145	3,539,820	2,507,607
239,007	255,506	853,698	861,075	735,651	771,128	323,291	315,017
(8,903,809)	(7,820,423)	(15,277,512)	(17,299,312)	(9,953,194)	(13,696,940)	(3,435,585)	(5,026,341)
(5,210,199)	(4,324,812)	(3,785,260)	(9,002,794)	(1,732,947)	(6,851,667)	427,526	(2,203,717)

1,292	237	19,220	27,970	41,887	82,856	1,679	18,316
28,971	36,556	107,333	177,225	100,598	185,957	37,443	86,819
(2,734,489)	(2,775,279)	(11,107,571)	(9,892,059)	(7,367,065)	(8,025,974)	(3,298,039)	(3,576,346)
(2,704,226)	(2,738,486)	(10,981,018)	(9,686,864)	(7,224,580)	(7,757,161)	(3,258,917)	(3,471,211)

37,762	97,149	24,976	84,711	119,292	185,100	109,703	53,198
6,794	7,080	23,230	22,301	28,001	32,126	14,297	14,902
(143,817)	(506,953)	(574,353)	(508,748)	(815,152)	(415,504)	(164,209)	(196,572)
(99,261)	(402,724)	(526,147)	(401,736)	(667,859)	(198,278)	(40,209)	(128,472)

$(15,536,572)	$(21,844,358)	$(22,918,564)	$(35,077,799)	$(12,509,443)	$(43,017,267)	$(7,882,164)	$(8,376,652)

1,631,947	1,740,614	1,898,678	2,150,912	2,500,858	3,357,280	749,626	1,369,667
98,300	92,303	173,861	175,329	430,147	462,050	82,960	95,171
(2,418,355)	(3,158,405)	(2,761,463)	(3,752,437)	(3,232,167)	(6,454,224)	(1,347,969)	(1,725,401)
(688,108)	(1,325,488)	(688,924)	(1,426,196)	(301,162)	(2,634,894)	(515,383)	(260,563)

320,399	298,980	957,328	668,974	702,959	575,051	362,620	259,957
22,716	23,912	78,484	78,417	70,253	73,673	33,527	32,911
(842,959)	(722,459)	(1,388,254)	(1,572,158)	(932,448)	(1,303,445)	(352,019)	(530,473)
(499,844)	(399,567)	(352,442)	(824,767)	(159,236)	(654,721)	44,128	(237,605)

121	23	1,770	2,587	3,896	7,959	175	1,945
2,874	3,575	10,084	16,450	9,736	17,923	3,945	9,137
(263,592)	(265,636)	(1,014,991)	(908,406)	(697,219)	(769,149)	(339,643)	(374,318)
(260,597)	(262,038)	(1,003,137)	(889,369)	(683,587)	(743,267)	(335,523)	(363,236)

3,635	9,375	2,272	7,722	11,441	17,895	11,186	5,451
676	692	2,175	2,064	2,701	3,082	1,491	1,561
(13,770)	(47,155)	(53,181)	(47,473)	(77,435)	(39,949)	(16,990)	(20,450)
(9,459)	(37,088)	(48,734)	(37,687)	(63,293)	(18,972)	(4,313)	(13,438)

(1,458,008)	(2,024,181)	(2,093,237)	(3,178,019)	(1,207,278)	(4,051,854)	(811,091)	(874,842)

See notes to financial statements.

91

Fifth Third Funds
Statements of Changes in Net Assets, continued – Fund Share Transactions

	LifeModel ConservativeSM		High Yield Bond
	Year	Year	Year	Year
	ended	ended	ended	ended
	July 31,	July 31,	July 31,	July 31,
	2012	2011	2012	2011
Capital Transactions:
Institutional Shares
Shares issued	$9,618,179	$11,048,987	$61,792,284	$39,998,940
Dividends reinvested	831,444	847,073	893,673	1,164,919
Shares redeemed	(8,734,331)	(11,592,847)	(31,814,218)	(37,952,730)
Total Institutional Shares	1,715,292	303,213	30,871,739	3,211,129

Class A Shares
Shares issued	2,740,388	2,455,669	10,444,706	2,942,933
Dividends reinvested	245,123	250,758	274,713	87,353
Shares redeemed	(3,582,846)	(3,157,820)	(9,548,040)	(1,933,577)
Total Class A Shares	(597,335)	(451,393)	1,171,379	1,096,709

Class B Shares
Shares issued	–	69,745	5,472	5,524
Dividends reinvested	27,538	56,877	756	1,121
Shares redeemed	(1,350,789)	(2,159,756)	(48,716)	(15,089)
Total Class B Shares	(1,323,251)	(2,033,134)	(42,488)	(8,444)

Class C Shares
Shares issued	161,944	4,596	1,134,690	1,018,241
Dividends reinvested	14,691	18,546	43,757	50,981
Shares redeemed	(174,807)	(641,474)	(594,205)	(172,138)
Total Class C Shares	1,828	(618,332)	584,242	897,084

Change from capital transactions	$(203,466)	$(2,799,646)	$32,584,872	$5,196,478
Share Transactions:
Institutional Shares
Shares issued	975,218	1,153,932	6,302,910	4,019,504
Dividends reinvested	84,974	88,090	91,292	117,619
Shares redeemed	(884,907)	(1,201,394)	(3,259,438)	(3,800,177)
Total Institutional Shares	175,285	40,628	3,134,764	336,946

Class A Shares
Shares issued	280,903	254,367	1,082,182	296,600
Dividends reinvested	25,143	26,121	28,035	8,814
Shares redeemed	(364,313)	(333,058)	(967,420)	(195,998)
Total Class A Shares	(58,267)	(52,570)	142,797	109,416

Class B Shares
Shares issued	–	7,232	579	559
Dividends reinvested	2,848	5,965	78	114
Shares redeemed	(137,731)	(225,157)	(5,000)	(1,503)
Total Class B Shares	(134,883)	(211,960)	(4,343)	(830)

Class C Shares
Shares issued	16,293	480	115,659	102,943
Dividends reinvested	1,510	1,940	4,505	5,160
Shares redeemed	(17,851)	(67,105)	(61,595)	(17,243)
Total Class C Shares	(48)	(64,685)	58,569	90,860

Change from capital transactions	(17,913)	(288,587)	3,331,787	536,392

See notes to financial statements.

92

Fifth Third Funds
Statements of Changes in Net Assets, continued – Fund Share Transactions

Total Return Bond		Short Term Bond
Year	Year	Year	Year
ended	ended	ended	ended
July 31,	July 31,	July 31,	July 31,
2012	2011	2012	2011

$9,868,064	$46,132,328	$15,520,836	$51,207,673
7,010,196	9,360,031	1,124,324	1,932,461
(54,242,799)	(106,966,599)	(107,945,364)	(86,209,071)
(37,364,539)	(51,474,240)	(91,300,204)	(33,068,937)

2,170,666	1,350,981	29,589,826	6,411,233
466,763	539,762	155,121	252,978
(3,423,035)	(3,411,276)	(18,176,399)	(12,663,562)
(785,606)	(1,520,533)	11,568,548	(5,999,351)

–	67,211	NA	NA
6,403	36,092	NA	NA
(578,870)	(1,137,285)	NA	NA
(572,467)	(1,033,982)	NA	NA

84,403	41,728	1,140,432	1,594,201
16,589	24,317	22,751	41,833
(150,978)	(305,099)	(2,859,328)	(4,043,434)
(49,986)	(239,054)	(1,696,145)	(2,407,400)

$(38,772,598)	$(54,267,809)	$(81,427,801)	$(41,475,688)

1,044,798	5,132,823	1,625,500	5,341,361
747,227	1,035,907	117,969	201,741
(5,776,717)	(11,896,091)	(11,303,521)	(8,994,274)
(3,984,692)	(5,727,361)	(9,560,052)	(3,451,172)

231,014	149,660	3,107,759	668,622
49,760	59,768	16,281	26,427
(363,202)	(377,785)	(1,904,725)	(1,322,903)
(82,428)	(168,357)	1,219,315	(627,854)

–	7,383	NA	NA
683	3,995	NA	NA
(61,857)	(125,739)	NA	NA
(61,174)	(114,361)	NA	NA

8,995	4,631	119,884	166,753
1,766	2,688	2,394	4,378
(16,122)	(33,696)	(300,543)	(423,229)
(5,361)	(26,377)	(178,265)	(252,098)

(4,133,655)	(6,036,456)	(8,519,002)	(4,331,124)

See notes to financial statements.

93

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets Resulting from Operations				Less Dividends and Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) from Investment Transactions	Change in Net Assets Resulting from Operations	Net Investment Income	Net Realized Gains
Mid Cap Growth Institutional Shares
Year ended 7/31/12	$11.89	(0.04	)∆	0.62	0.58	–	–
Year ended 7/31/11	$8.66	(0.01	)∆	3.24	3.23	–	–
Year ended 7/31/10	$7.34	(0.02	)∆	1.34	1.32	–	–
Year ended 7/31/09	$12.03	(0.01	)∆	(3.27)	(3.28)	–	(1.41)
Year ended 7/31/08	$15.70	(0.05	)∆	(1.43)	(1.48)	–	(2.19)
Mid Cap Growth Class A Shares
Year ended 7/31/12	$11.22	(0.07	)∆	0.59	0.52	–	–
Year ended 7/31/11	$8.20	(0.04	)∆	3.06	3.02	–	–
Year ended 7/31/10	$6.96	(0.04	)∆	1.28	1.24	–	–
Year ended 7/31/09	$11.56	(0.03	)∆	(3.16)	(3.19)	–	(1.41)
Year ended 7/31/08	$15.20	(0.08	)∆	(1.37)	(1.45)	–	(2.19)
Mid Cap Growth Class B Shares
Year ended 7/31/12	$9.90	(0.13	)∆	0.51	0.38	–	–
Year ended 7/31/11	$7.28	(0.10	)∆	2.72	2.62	–	–
Year ended 7/31/10	$6.24	(0.09	)∆	1.13	1.04	–	–
Year ended 7/31/09	$10.68	(0.07	)∆	(2.96)	(3.03)	–	(1.41)
Year ended 7/31/08	$14.31	(0.17	)∆	(1.27)	(1.44)	–	(2.19)
Mid Cap Growth Class C Shares
Year ended 7/31/12	$9.24	(0.12	)∆	0.48	0.36	–	–
Year ended 7/31/11	$6.80	(0.11	)∆	2.55	2.44	–	–
Year ended 7/31/10	$5.82	(0.08	)∆	1.06	0.98	–	–
Year ended 7/31/09	$10.13	(0.07	)∆	(2.83)	(2.90)	–	(1.41)
Year ended 7/31/08	$13.65	(0.16	)∆	(1.17)	(1.33)	–	(2.19)
Quality Growth Institutional Shares
Year ended 7/31/12	$17.05	0.03	∆	0.41	0.44	–	–
Year ended 7/31/11	$13.44	0.01	∆	3.62	3.63	(0.02)	–
Year ended 7/31/10	$12.44	0.02	∆	1.02	1.04	(0.04)	–
Year ended 7/31/09	$16.57	0.07	∆	(3.66)	(3.59)	(0.04)	(0.50)
Year ended 7/31/08	$18.52	0.04	∆	0.72	0.76	(0.04)	(2.67)
Quality Growth Class A Shares
Year ended 7/31/12	$16.52	(0.02	)∆	0.41	0.39	–	–
Year ended 7/31/11	$13.04	(0.03	)∆	3.51	3.48	–	–
Year ended 7/31/10	$12.09	(0.01	)∆	0.98	0.97	(0.02)	–
Year ended 7/31/09	$16.14	0.04	∆	(3.56)	(3.52)	(0.03)	(0.50)
Year ended 7/31/08	$18.12	(0.01	)∆	0.71	0.70	(0.01)	(2.67)
Quality Growth Class B Shares
Year ended 7/31/12	$15.20	(0.13	)∆	0.37	0.24	–	–
Year ended 7/31/11	$12.08	(0.13	)∆	3.25	3.12	–	–
Year ended 7/31/10	$11.27	(0.10	)∆	0.91	0.81	–	–
Year ended 7/31/09	$15.19	(0.04	)∆	(3.38)	(3.42)	–	(0.50)
Year ended 7/31/08	$17.30	(0.13	)∆	0.69	0.56	–	(2.67)
Quality Growth Class C Shares
Year ended 7/31/12	$14.71	(0.12	)∆	0.35	0.23	–	–
Year ended 7/31/11	$11.70	(0.13	)∆	3.14	3.01	–	–
Year ended 7/31/10	$10.91	(0.10	)∆	0.89	0.79	–	–
Year ended 7/31/09	$14.72	(0.04	)∆	(3.27)	(3.31)	–	(0.50)
Year ended 7/31/08	$16.85	(0.12	)∆	0.66	0.54	–	(2.67)

See notes to financial highlights and notes to financial statements.

94

Fifth Third Funds
Financial Highlights (For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data
Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate (c)

–	$12.47	4.88%	$66,447	1.30%	0.95%	(0.34)%	140%
–	$11.89	37.30%	$69,441	1.24%	0.93%	(0.13)%	111%
–	$8.66	17.98%	$68,705	1.23%	0.89%	(0.25)%	92%
(1.41)	$7.34	(23.93)%	$81,725	1.17%	1.01%	(0.15)%	47%
(2.19)	$12.03	(11.24)%	$209,074	1.11%	1.09%	(0.38)%	96%

–	$11.74	4.63%	$14,508	1.55%	1.20%	(0.59)%	140%
–	$11.22	36.83%	$16,042	1.49%	1.18%	(0.40)%	111%
–	$8.20	17.82%	$12,084	1.48%	1.14%	(0.50)%	92%
(1.41)	$6.96	(24.18)%	$11,989	1.42%	1.24%	(0.38)%	47%
(2.19)	$11.56	(11.43)%	$20,378	1.36%	1.34%	(0.62)%	96%

–	$10.28	3.84%	$328	2.30%	1.95%	(1.35)%	140%
–	$9.90	35.99%	$826	2.24%	1.93%	(1.10)%	111%
–	$7.28	16.67%	$1,062	2.23%	1.89%	(1.25)%	92%
(1.41)	$6.24	(24.72)%	$1,883	2.17%	2.00%	(1.13)%	47%
(2.19)	$10.68	(12.14)%	$4,187	2.11%	2.09%	(1.38)%	96%

–	$9.60	3.90%	$547	2.30%	1.95%	(1.34)%	140%
–	$9.24	35.88%	$559	2.24%	1.93%	(1.26)%	111%
–	$6.80	16.84%	$246	2.23%	1.89%	(1.24)%	92%
(1.41)	$5.82	(24.82)%	$376	2.17%	2.00%	(1.13)%	47%
(2.19)	$10.13	(11.88)%	$714	2.11%	2.09%	(1.37)%	96%

–	$17.49	2.58%	$227,103	1.15%	0.99%	0.16%	47%
(0.02)	$17.05	27.01%	$262,161	1.13%	1.06%	0.04%	88%
(0.04)	$13.44	8.33%	$232,350	1.13%	1.06%	0.17%	56%
(0.54)	$12.44	(21.13)%	$237,049	1.13%	1.06%	0.62%	31%
(2.71)	$16.57	2.79%	$371,615	1.11%	1.07%	0.21%	57%

–	$16.91	2.36%	$59,178	1.40%	1.24%	(0.10)%	47%
–	$16.52	26.69%	$64,891	1.38%	1.31%	(0.21)%	88%
(0.02)	$13.04	8.03%	$58,198	1.38%	1.31%	(0.08)%	56%
(0.53)	$12.09	(21.29)%	$61,219	1.38%	1.31%	0.37%	31%
(2.68)	$16.14	2.51%	$90,015	1.36%	1.32%	(0.03)%	57%

–	$15.44	1.58%	$492	2.15%	1.99%	(0.85)%	47%
–	$15.20	25.83%	$1,330	2.13%	2.06%	(0.93)%	88%
–	$12.08	7.19%	$2,563	2.13%	2.06%	(0.81)%	56%
(0.50)	$11.27	(21.96)%	$6,185	2.12%	2.06%	(0.37)%	31%
(2.67)	$15.19	1.78%	$14,165	2.11%	2.07%	(0.77)%	57%

–	$14.94	1.56%	$985	2.15%	1.99%	(0.84)%	47%
–	$14.71	25.73%	$1,113	2.13%	2.06%	(0.95)%	88%
–	$11.70	7.34%	$1,133	2.13%	2.06%	(0.81)%	56%
(0.50)	$10.91	(21.97)%	$1,631	2.13%	2.06%	(0.38)%	31%
(2.67)	$14.72	1.70%	$2,805	2.11%	2.07%	(0.77)%	57%

See notes to financial highlights and notes to financial statements.

95

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets Resulting from Operations				Less Dividends and Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) from Investment Transactions	Change in Net Assets Resulting from Operations	Net Investment Income	Net Realized Gains
Micro Cap Value Institutional Shares
Year ended 7/31/12	$4.58	0.01	∆	0.02	0.03	–	–
Year ended 7/31/11	$3.92	–	^∆	0.66	0.66	–	–
Year ended 7/31/10	$3.24	(0.01	)∆	0.69	0.68	–	–
Year ended 7/31/09	$3.75	0.02	∆	(0.51)	(0.49)	(0.01)	(0.01)
Year ended 7/31/08	$7.02	0.02	∆	(0.78)	(0.76)	(0.01)	(2.50)
Micro Cap Value Class A Shares
Year ended 7/31/12	$4.24	–	^∆	0.01	0.01	–	–
Year ended 7/31/11	$3.63	(0.01	)∆	0.62	0.61	–	–
Year ended 7/31/10	$3.01	(0.01	)∆	0.63	0.62	–	–
Year ended 7/31/09	$3.49	0.01	∆	(0.47)	(0.46)	(0.01)	(0.01)
Year ended 7/31/08	$6.73	0.01	∆	(0.75)	(0.74)	–	(2.50)
Micro Cap Value Class B Shares
Year ended 7/31/12	$3.76	(0.03	)∆	0.01	(0.02)	–	–
Year ended 7/31/11	$3.25	(0.04	)∆	0.55	0.51	–	–
Year ended 7/31/10	$2.71	(0.03	)∆	0.57	0.54	–	–
Year ended 7/31/09	$3.16	(0.01	)∆	(0.43)	(0.44)	–	(0.01)
Year ended 7/31/08	$6.39	(0.02	)∆	(0.71)	(0.73)	–	(2.50)
Micro Cap Value Class C Shares
Year ended 7/31/12	$3.77	(0.03	)∆	0.01	(0.02)	–	–
Year ended 7/31/11	$3.25	(0.04	)∆	0.56	0.52	–	–
Year ended 7/31/10	$2.72	(0.04	)∆	0.57	0.53	–	–
Year ended 7/31/09	$3.17	(0.01	)∆	(0.43)	(0.44)	–	(0.01)
Year ended 7/31/08	$6.39	(0.02	)∆	(0.70)	(0.72)	–	(2.50)
Small Cap Value Institutional Shares
Year ended 7/31/12	$19.67	0.16	∆	(0.67)	(0.51)	(0.06)	(1.06)
Year ended 7/31/11	$16.34	0.13	∆	3.27	3.40	(0.07)	–
Year ended 7/31/10	$13.48	0.11	∆	2.85	2.96	(0.10)	–
Year ended 7/31/09	$17.04	0.21	∆	(3.55)	(3.34)	(0.22)	–
Year ended 7/31/08	$20.29	0.19	∆	(0.91)	(0.72)	(0.16)	(2.37)
Small Cap Value Class A Shares
Year ended 7/31/12	$19.43	0.11	∆	(0.66)	(0.55)	(0.02)	(1.06)
Year ended 7/31/11	$16.15	0.08	∆	3.23	3.31	(0.03)	–
Year ended 7/31/10	$13.33	0.06	∆	2.83	2.89	(0.07)	–
Year ended 7/31/09	$16.84	0.18	∆	(3.51)	(3.33)	(0.18)	–
Year ended 7/31/08	$20.09	0.14	∆	(0.90)	(0.76)	(0.12)	(2.37)
Small Cap Value Class B Shares
Year ended 7/31/12	$18.45	(0.02	)∆	(0.63)	(0.65)	–	(1.06)
Year ended 7/31/11	$15.42	(0.06	)∆	3.09	3.03	–	–
Year ended 7/31/10	$12.77	(0.05	)∆	2.70	2.65	–	–
Year ended 7/31/09	$16.11	0.08	∆	(3.35)	(3.27)	(0.07)	–
Year ended 7/31/08	$19.34	–	^∆	(0.86)	(0.86)	–	(2.37)
Small Cap Value Class C Shares
Year ended 7/31/12	$18.38	(0.02	)∆	(0.63)	(0.65)	–	(1.06)
Year ended 7/31/11	$15.37	(0.07	)∆	3.08	3.01	–	–
Year ended 7/31/10	$12.73	(0.06	)∆	2.70	2.64	–	–
Year ended 7/31/09	$16.07	0.08	∆	(3.33)	(3.25)	(0.09)	–
Year ended 7/31/08	$19.31	–	^∆	(0.87)	(0.87)	–	(2.37)

See notes to financial highlights and notes to financial statements.

96

Fifth Third Funds
Financial Highlights, continued (For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate (c)

–	$4.61	0.66%	$23,232	1.76%	1.35%	0.17%	48%
–	$4.58	16.84%	$26,317	1.71%	1.35%	(0.08)%	59%
–	$3.92	20.99%	$21,195	1.82%	1.35%	(0.16)%	56%
(0.02)	$3.24	(12.86)%	$17,394	1.89%	1.35%	0.64%	46%
(2.51)	$3.75	(12.23)%	$22,662	1.82%	1.35%	0.37%	49%

–	$4.25	0.24%	$15,010	2.01%	1.60%	(0.07)%	48%
–	$4.24	16.80%	$18,117	1.96%	1.60%	(0.33)%	59%
–	$3.63	20.60%	$11,649	2.07%	1.60%	(0.41)%	56%
(0.02)	$3.01	(13.18)%	$7,497	2.14%	1.60%	0.40%	46%
(2.50)	$3.49	(12.41)%	$10,552	2.06%	1.60%	0.16%	49%

–	$3.74	(0.53)%	$143	2.76%	2.35%	(0.75)%	48%
–	$3.76	15.69%	$538	2.71%	2.35%	(1.03)%	59%
–	$3.25	19.93%	$998	2.82%	2.35%	(1.15)%	56%
(0.01)	$2.71	(13.80)%	$1,937	2.89%	2.35%	(0.34)%	46%
(2.50)	$3.16	(13.23)%	$3,032	2.81%	2.35%	(0.62)%	49%

–	$3.75	(0.53)%	$3,830	2.76%	2.35%	(0.82)%	48%
–	$3.77	16.00%	$5,563	2.71%	2.35%	(1.10)%	59%
–	$3.25	19.49%	$2,876	2.82%	2.35%	(1.17)%	56%
(0.01)	$2.72	(13.75)%	$1,446	2.88%	2.35%	(0.35)%	46%
(2.50)	$3.17	(12.95)%	$1,749	2.81%	2.35%	(0.62)%	49%

(1.12)	$18.04	(2.42)%	$48,677	1.41%	0.99%	0.89%	62%
(0.07)	$19.67	20.80%	$60,170	1.35%	1.11%	0.68%	93%
(0.10)	$16.34	22.00%	$59,572	1.31%	1.16%	0.67%	65%
(0.22)	$13.48	(19.32)%	$65,235	1.30%	1.20%	1.68%	68%
(2.53)	$17.04	(3.68)%	$86,463	1.24%	1.19%	1.05%	60%

(1.08)	$17.80	(2.65)%	$2,114	1.66%	1.24%	0.63%	62%
(0.03)	$19.43	20.52%	$1,980	1.60%	1.36%	0.43%	93%
(0.07)	$16.15	21.69%	$2,241	1.56%	1.41%	0.39%	65%
(0.18)	$13.33	(19.56)%	$1,275	1.55%	1.45%	1.42%	68%
(2.49)	$16.84	(3.95)%	$1,682	1.50%	1.45%	0.77%	60%

(1.06)	$16.74	(3.38)%	$310	2.41%	1.99%	(0.11)%	62%
–	$18.45	19.65%	$584	2.35%	2.11%	(0.33)%	93%
–	$15.42	20.76%	$581	2.31%	2.16%	(0.35)%	65%
(0.07)	$12.77	(20.16)%	$572	2.30%	2.20%	0.68%	68%
(2.37)	$16.11	(4.68)%	$834	2.25%	2.20%	0.03%	60%

(1.06)	$16.67	(3.39)%	$1,557	2.41%	1.99%	(0.11)%	62%
–	$18.38	19.58%	$1,802	2.35%	2.11%	(0.39)%	93%
–	$15.37	20.83%	$828	2.31%	2.16%	(0.37)%	65%
(0.09)	$12.73	(20.17)%	$399	2.30%	2.20%	0.68%	68%
(2.37)	$16.07	(4.74)%	$384	2.25%	2.20%	0.01%	60%

See notes to financial highlights and notes to financial statements.

97

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets Resulting from Operations				Less Dividends and Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/(Losses) from Investment Transactions	Change in Net Assets Resulting from Operations	Net Investment Income	Net Realized Gains
All Cap Value Institutional Shares
Year ended 7/31/12	$15.93	0.27	∆	(0.16)	0.11	(0.26)	–
Year ended 7/31/11	$13.79	0.20	∆	2.13	2.33	(0.19)	–
Year ended 7/31/10	$12.52	0.16	∆	1.26	1.42	(0.15)	–
Year ended 7/31/09	$17.98	0.24	∆	(4.42)	(4.18)	(0.27)	(1.01)
Year ended 7/31/08	$25.65	0.31	∆	(4.14)	(3.83)	(0.28)	(3.56)
All Cap Value Class A Shares
Year ended 7/31/12	$15.64	0.22	∆	(0.15)	0.07	(0.22)	–
Year ended 7/31/11	$13.54	0.15	∆	2.10	2.25	(0.15)	–
Year ended 7/31/10	$12.30	0.12	∆	1.24	1.36	(0.12)	–
Year ended 7/31/09	$17.69	0.21	∆	(4.35)	(4.14)	(0.24)	(1.01)
Year ended 7/31/08	$25.30	0.25	∆	(4.07)	(3.82)	(0.23)	(3.56)
All Cap Value Class B Shares
Year ended 7/31/12	$14.79	0.11	∆	(0.14)	(0.03)	(0.12)	–
Year ended 7/31/11	$12.83	0.04	∆	1.98	2.02	(0.06)	–
Year ended 7/31/10	$11.66	0.02	∆	1.17	1.19	(0.02)	–
Year ended 7/31/09	$16.90	0.11	∆	(4.18)	(4.07)	(0.16)	(1.01)
Year ended 7/31/08	$24.35	0.09	∆	(3.89)	(3.80)	(0.09)	(3.56)
All Cap Value Class C Shares
Year ended 7/31/12	$14.75	0.11	∆	(0.15)	(0.04)	(0.13)	–
Year ended 7/31/11	$12.79	0.04	∆	1.98	2.02	(0.06)	–
Year ended 7/31/10	$11.63	0.02	∆	1.17	1.19	(0.03)	–
Year ended 7/31/09	$16.86	0.11	∆	(4.16)	(4.05)	(0.17)	(1.01)
Year ended 7/31/08	$24.32	0.09	∆	(3.89)	(3.80)	(0.10)	(3.56)
Disciplined Large Cap Value Institutional Shares
Year ended 7/31/12	$10.76	0.21	∆	0.13	0.34	(0.21)	–
Year ended 7/31/11	$9.42	0.19	∆	1.34	1.53	(0.19)	–
Year ended 7/31/10	$8.55	0.15	∆	0.86	1.01	(0.14)	–
Year ended 7/31/09	$11.48	0.22	∆	(2.74)	(2.52)	(0.25)	(0.16)
Year ended 7/31/08	$14.39	0.25	∆	(2.03)	(1.78)	(0.23)	(0.90)
Disciplined Large Cap Value Class A Shares
Year ended 7/31/12	$10.73	0.18	∆	0.12	0.30	(0.18)	–
Year ended 7/31/11	$9.39	0.16	∆	1.34	1.50	(0.16)	–
Year ended 7/31/10	$8.52	0.13	∆	0.85	0.98	(0.11)	–
Year ended 7/31/09	$11.44	0.19	∆	(2.72)	(2.53)	(0.23)	(0.16)
Year ended 7/31/08	$14.35	0.21	∆	(2.03)	(1.82)	(0.19)	(0.90)
Disciplined Large Cap Value Class B Shares
Year ended 7/31/12	$10.85	0.11	∆	0.13	0.24	(0.10)	–
Year ended 7/31/11	$9.49	0.08	∆	1.36	1.44	(0.08)	–
Year ended 7/31/10	$8.62	0.06	∆	0.85	0.91	(0.04)	–
Year ended 7/31/09	$11.57	0.14	∆	(2.76)	(2.62)	(0.17)	(0.16)
Year ended 7/31/08	$14.49	0.12	∆	(2.05)	(1.93)	(0.09)	(0.90)
Disciplined Large Cap Value Class C Shares
Year ended 7/31/12	$10.60	0.10	∆	0.13	0.23	(0.11)	–
Year ended 7/31/11	$9.27	0.08	∆	1.33	1.41	(0.08)	–
Year ended 7/31/10	$8.42	0.05	∆	0.85	0.90	(0.05)	–
Year ended 7/31/09	$11.32	0.13	∆	(2.70)	(2.57)	(0.17)	(0.16)
Year ended 7/31/08	$14.21	0.11	∆	(2.01)	(1.90)	(0.09)	(0.90)

See notes to financial highlights and notes to financial statements.

98

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data
Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)

(0.26)	$15.78	0.76%	$50,950	1.53%	0.89%	1.75%	60%
(0.19)	$15.93	16.94%	$70,346	1.45%	0.99%	1.25%	59%
(0.15)	$13.79	11.30%	$86,521	1.42%	1.07%	1.12%	37%
(1.28)	$12.52	(22.15)%	$93,858	1.40%	1.16%	2.00%	42%
(3.84)	$17.98	(17.47)%	$165,714	1.34%	1.19%	1.43%	43%

(0.22)	$15.49	0.54%	$23,524	1.78%	1.14%	1.49%	60%
(0.15)	$15.64	16.66%	$27,948	1.70%	1.24%	1.00%	59%
(0.12)	$13.54	11.01%	$35,731	1.67%	1.32%	0.86%	37%
(1.25)	$12.30	(22.29)%	$33,491	1.65%	1.41%	1.72%	42%
(3.79)	$17.69	(17.65)%	$52,999	1.59%	1.44%	1.19%	43%

(0.12)	$14.64	(0.17)%	$1,211	2.53%	1.89%	0.79%	60%
(0.06)	$14.79	15.72%	$2,715	2.45%	1.99%	0.25%	59%
(0.02)	$12.83	10.24%	$4,182	2.42%	2.07%	0.14%	37%
(1.17)	$11.66	(22.98)%	$8,991	2.40%	2.16%	0.99%	42%
(3.65)	$16.90	(18.24)%	$15,431	2.34%	2.19%	0.43%	43%

(0.13)	$14.58	(0.25)%	$2,360	2.53%	1.89%	0.76%	60%
(0.06)	$14.75	15.80%	$3,666	2.45%	1.99%	0.24%	59%
(0.03)	$12.79	10.20%	$4,054	2.42%	2.07%	0.13%	37%
(1.18)	$11.63	(22.97)%	$5,102	2.39%	2.16%	0.98%	42%
(3.66)	$16.86	(18.25)%	$8,647	2.34%	2.19%	0.43%	43%

(0.21)	$10.89	3.25%	$183,891	1.12%	0.77%	2.00%	88%
(0.19)	$10.76	16.31%	$189,336	1.09%	0.86%	1.80%	72%
(0.14)	$9.42	11.80%	$331,332	1.07%	0.92%	1.58%	54%
(0.41)	$8.55	(21.78)%	$308,345	1.07%	0.98%	2.58%	58%
(1.13)	$11.48	(13.52)%	$487,006	1.08%	1.01%	1.88%	47%

(0.18)	$10.85	2.92%	$8,727	1.37%	1.02%	1.77%	88%
(0.16)	$10.73	16.07%	$10,318	1.34%	1.11%	1.52%	72%
(0.11)	$9.39	11.56%	$10,845	1.32%	1.17%	1.33%	54%
(0.39)	$8.52	(22.02)%	$11,024	1.32%	1.23%	2.32%	58%
(1.09)	$11.44	(13.67)%	$17,759	1.33%	1.26%	1.63%	47%

(0.10)	$10.99	2.27%	$329	2.12%	1.77%	1.09%	88%
(0.08)	$10.85	15.20%	$882	2.09%	1.86%	0.79%	72%
(0.04)	$9.49	10.61%	$1,315	2.07%	1.92%	0.58%	54%
(0.33)	$8.62	(22.52)%	$1,991	2.07%	1.98%	1.61%	58%
(0.99)	$11.57	(14.40)%	$3,932	2.08%	2.01%	0.88%	47%

(0.11)	$10.72	2.25%	$291	2.12%	1.77%	1.02%	88%
(0.08)	$10.60	15.26%	$371	2.09%	1.86%	0.77%	72%
(0.05)	$9.27	10.66%	$583	2.07%	1.92%	0.59%	54%
(0.33)	$8.42	(22.55)%	$778	2.07%	1.98%	1.59%	58%
(0.99)	$11.32	(14.40)%	$1,756	2.08%	2.01%	0.88%	47%

See notes to financial highlights and notes to financial statements.

99

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets Resulting from Operations				Less Dividends and Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/(Losses) from Investment Transactions	Change in Net Assets Resulting from Operations	Net Investment Income	Net Realized Gains
International Equity Institutional Shares
Year ended 7/31/12	$8.44	0.16	Δ	(1.31)	(1.15)	(0.22)	–
Year ended 7/31/11	$7.35	0.18	Δ	1.10	1.28	(0.19)	–
Year ended 7/31/10	$7.25	0.16	Δ	0.19	0.35	(0.25)	–
Year ended 7/31/09	$12.24	0.22	Δ	(3.59)	(3.37)	(0.19)	(1.43)
Year ended 7/31/08	$15.55	0.45	Δ	(2.30)	(1.85)	(0.46)	(1.00)
International Equity Class A Shares
Year ended 7/31/12	$8.42	0.14	Δ	(1.30)	(1.16)	(0.20)	–
Year ended 7/31/11	$7.33	0.17	Δ	1.09	1.26	(0.17)	–
Year ended 7/31/10	$7.24	0.14	Δ	0.19	0.33	(0.24)	–
Year ended 7/31/09	$12.23	0.20	Δ	(3.59)	(3.39)	(0.17)	(1.43)
Year ended 7/31/08	$15.54	0.40	Δ	(2.28)	(1.88)	(0.43)	(1.00)
International Equity Class B Shares
Year ended 7/31/12	$8.26	0.08	Δ	(1.27)	(1.19)	(0.07)	–
Year ended 7/31/11	$7.15	0.11	Δ	1.05	1.16	(0.05)	–
Year ended 7/31/10	$7.09	0.08	Δ	0.18	0.26	(0.20)	–
Year ended 7/31/09	$11.95	0.14	Δ	(3.48)	(3.34)	(0.09)	(1.43)
Year ended 7/31/08	$15.21	0.29	Δ	(2.23)	(1.94)	(0.32)	(1.00)
International Equity Class C Shares
Year ended 7/31/12	$7.85	0.08	Δ	(1.21)	(1.13)	(0.13)	–
Year ended 7/31/11	$6.84	0.10	Δ	1.01	1.11	(0.10)	–
Year ended 7/31/10	$6.79	0.08	Δ	0.18	0.26	(0.21)	–
Year ended 7/31/09	$11.61	0.14	Δ	(3.42)	(3.28)	(0.11)	(1.43)
Year ended 7/31/08	$14.81	0.30	Δ	(2.18)	(1.88)	(0.32)	(1.00)
Strategic Income Institutional Shares
Year ended 7/31/12	$10.49	0.50	Δ	0.33	0.83	(0.53)	–
Year ended 7/31/11	$10.02	0.54	Δ	0.45	0.99	(0.52)	–
Year ended 7/31/10	$8.95	0.53	Δ	1.26	1.79	(0.72)	–
Year ended 7/31/09	$9.38	0.57	Δ	(0.38)	0.19	(0.61)	(0.01)
Year ended 7/31/08	$11.18	0.55	Δ	(1.41)	(0.85)	(0.61)	(0.33)
Strategic Income Class A Shares
Year ended 7/31/12	$10.47	0.49	Δ	0.31	0.80	(0.51)	–
Year ended 7/31/11	$10.00	0.52	Δ	0.44	0.96	(0.49)	–
Year ended 7/31/10	$8.93	0.51	Δ	1.26	1.77	(0.70)	–
Year ended 7/31/09	$9.36	0.56	Δ	(0.39)	0.17	(0.59)	(0.01)
Year ended 7/31/08	$11.15	0.53	Δ	(1.41)	(0.88)	(0.58)	(0.33)
Strategic Income Class B Shares
Year ended 7/31/12	$10.46	0.39	Δ	0.33	0.72	(0.43)	–
Year ended 7/31/11	$9.99	0.44	Δ	0.45	0.89	(0.42)	–
Year ended 7/31/10	$8.93	0.44	Δ	1.25	1.69	(0.63)	–
Year ended 7/31/09	$9.36	0.50	Δ	(0.38)	0.12	(0.54)	(0.01)
Year ended 7/31/08	$11.15	0.45	Δ	(1.41)	(0.96)	(0.50)	(0.33)
Strategic Income Class C Shares
Year ended 7/31/12	$10.36	0.40	Δ	0.32	0.72	(0.43)	–
Year ended 7/31/11	$9.90	0.44	Δ	0.44	0.88	(0.42)	–
Year ended 7/31/10	$8.85	0.43	Δ	1.25	1.68	(0.63)	–
Year ended 7/31/09	$9.29	0.49	Δ	(0.38)	0.11	(0.54)	(0.01)
Year ended 7/31/08	$11.07	0.45	Δ	(1.40)	(0.95)	(0.50)	(0.33)

See notes to financial highlights and notes to financial statements.

100

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data
Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)

(0.22)	$7.07	(13.47)%	$123,607	1.43%	1.15%‡	2.27%	121%
(0.19)	$8.44	17.42%	$176,521	1.36%	1.17%‡	2.22%	131%
(0.25)	$7.35	4.61%	$229,888	1.34%	1.18%‡	2.18%	137%
(1.62)	$7.25	(24.36)%	$233,968	1.34%	1.22%‡	3.01%	104%
(1.46)	$12.24	(13.56)%	$420,993	1.36%	1.26%	3.13%	155%

(0.20)	$7.06	(13.67)%	$7,266	1.68%	1.40%‡	2.00%	121%
(0.17)	$8.42	17.17%	$10,258	1.61%	1.42%‡	2.10%	131%
(0.24)	$7.33	4.34%	$10,216	1.59%	1.43%‡	1.87%	137%
(1.60)	$7.24	(24.64)%	$11,754	1.59%	1.47%‡	2.74%	104%
(1.43)	$12.23	(13.81)%	$20,160	1.60%	1.50%	2.80%	155%

(0.07)	$7.00	(14.37)%	$162	2.43%	2.15%‡	1.15%	121%
(0.05)	$8.26	16.29%	$346	2.36%	2.17%‡	1.32%	131%
(0.20)	$7.15	3.57%	$565	2.34%	2.18%‡	1.02%	137%
(1.52)	$7.09	(25.00)%	$978	2.34%	2.22%‡	1.99%	104%
(1.32)	$11.95	(14.45)%	$2,177	2.36%	2.26%	2.10%	155%

(0.13)	$6.59	(14.37)%	$169	2.43%	2.15%‡	1.24%	121%
(0.10)	$7.85	16.23%	$275	2.36%	2.17%‡	1.28%	131%
(0.21)	$6.84	3.59%	$310	2.34%	2.18%‡	1.11%	137%
(1.54)	$6.79	(25.18)%	$378	2.34%	2.22%‡	2.01%	104%
(1.32)	$11.61	(14.43)%	$721	2.36%	2.26%	2.19%	155%

(0.53)	$10.79	8.21%	$200,325	1.35%	0.70%	4.80%	47%
(0.52)	$10.49	10.15%	$122,125	1.36%	0.77%	5.22%	42%
(0.72)	$10.02	20.39%	$80,807	1.40%	0.87%	5.51%	31%
(0.62)	$8.95	3.38%	$59,493	1.40%	0.93%	7.29%	32%
(0.94)	$9.38	(8.30)%	$90,639	1.35%	0.96%	5.28%	32%

(0.51)	$10.76	7.86%	$49,458	1.60%	0.95%	4.65%	47%
(0.49)	$10.47	9.90%	$25,400	1.61%	1.02%	4.99%	42%
(0.70)	$10.00	20.27%	$19,461	1.65%	1.12%	5.27%	31%
(0.60)	$8.93	3.02%	$13,406	1.65%	1.18%	7.05%	32%
(0.91)	$9.36	(8.46)%	$14,768	1.60%	1.21%	5.21%	32%

(0.43)	$10.75	7.07%	$352	2.35%	1.70%	3.70%	47%
(0.42)	$10.46	8.99%	$517	2.36%	1.77%	4.23%	42%
(0.63)	$9.99	19.38%	$729	2.40%	1.87%	4.56%	31%
(0.55)	$8.93	2.26%	$767	2.40%	1.93%	6.31%	32%
(0.83)	$9.36	(9.15)%	$979	2.35%	1.96%	4.27%	32%

(0.43)	$10.65	7.16%	$25,115	2.35%	1.70%	3.82%	47%
(0.42)	$10.36	9.09%	$16,818	2.36%	1.77%	4.25%	42%
(0.63)	$9.90	19.20%	$12,504	2.40%	1.87%	4.53%	31%
(0.55)	$8.85	2.29%	$8,468	2.40%	1.93%	6.32%	32%
(0.83)	$9.29	(9.12)%	$9,780	2.35%	1.96%	4.26%	32%

See notes to financial highlights and notes to financial statements.

101

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets Resulting from Operations					Less Dividends and Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/(Losses) from Investment Transactions		Change in Net Assets Resulting from Operations	Net Investment Income	Net Realized Gains
LifeModel AggressiveSM Institutional Shares
Year ended 7/31/12	$11.31	0.13	#Δ	(0.03	)#	0.10	(0.16)	–
Year ended 7/31/11	$9.37	0.14	#Δ	1.93	#	2.07	(0.13)	–
Year ended 7/31/10	$8.73	0.13	#Δ	0.77	#	0.90	(0.13)	(0.13)
Year ended 7/31/09	$13.57	0.20	#Δ	(3.55	)#	(3.35)	(0.24)	(1.25)
Year ended 7/31/08	$16.58	0.20	#Δ	(1.56	)#	(1.36)	(0.49)	(1.16)
LifeModel AggressiveSM Class A Shares
Year ended 7/31/12	$11.22	0.10	#Δ	(0.03	)#	0.07	(0.14)	–
Year ended 7/31/11	$9.30	0.11	#Δ	1.92	#	2.03	(0.11)	–
Year ended 7/31/10	$8.67	0.10	#Δ	0.76	#	0.86	(0.10)	(0.13)
Year ended 7/31/09	$13.49	0.17	#Δ	(3.52	)#	(3.35)	(0.22)	(1.25)
Year ended 7/31/08	$16.51	0.18	#Δ	(1.58	)#	(1.40)	(0.46)	(1.16)
LifeModel AggressiveSM Class B Shares
Year ended 7/31/12	$10.76	0.03	#Δ	(0.04	)#	(0.01)	(0.08)	–
Year ended 7/31/11	$8.94	0.03	#Δ	1.85	#	1.88	(0.06)	–
Year ended 7/31/10	$8.38	0.03	#Δ	0.73	#	0.76	(0.07)	(0.13)
Year ended 7/31/09	$13.12	0.11	#Δ	(3.44	)#	(3.33)	(0.16)	(1.25)
Year ended 7/31/08	$16.11	0.06	#Δ	(1.52	)#	(1.46)	(0.37)	(1.16)
LifeModel AggressiveSM Class C Shares
Year ended 7/31/12	$10.74	0.02	#Δ	(0.04	)#	(0.02)	(0.08)	–
Year ended 7/31/11	$8.94	0.03	#Δ	1.83	#	1.86	(0.06)	–
Year ended 7/31/10	$8.37	0.03	#Δ	0.74	#	0.77	(0.07)	(0.13)
Year ended 7/31/09	$13.11	0.11	#Δ	(3.44	)#	(3.33)	(0.16)	(1.25)
Year ended 7/31/08	$16.11	0.05	#Δ	(1.52	)#	(1.47)	(0.37)	(1.16)
LifeModel Moderately AggressiveSM Institutional Shares
Year ended 7/31/12	$11.44	0.19	#Δ	0.05	#	0.24	(0.22)	–
Year ended 7/31/11	$9.77	0.20	#Δ	1.67	#	1.87	(0.20)	–
Year ended 7/31/10	$9.14	0.19	#Δ	0.68	#	0.87	(0.20)	(0.04)
Year ended 7/31/09	$12.85	0.28	#Δ	(2.71	)#	(2.43)	(0.37)	(0.91)
Year ended 7/31/08	$15.44	0.29	#Δ	(1.32	)#	(1.03)	(0.45)	(1.11)
LifeModel Moderately AggressiveSM Class A Shares
Year ended 7/31/12	$11.42	0.16	#Δ	0.06	#	0.22	(0.20)	–
Year ended 7/31/11	$9.76	0.18	#Δ	1.65	#	1.83	(0.17)	–
Year ended 7/31/10	$9.12	0.17	#Δ	0.69	#	0.86	(0.18)	(0.04)
Year ended 7/31/09	$12.83	0.26	#Δ	(2.72	)#	(2.46)	(0.34)	(0.91)
Year ended 7/31/08	$15.42	0.27	#Δ	(1.34	)#	(1.07)	(0.41)	(1.11)
LifeModel Moderately AggressiveSM Class B Shares
Year ended 7/31/12	$11.29	0.09	#Δ	0.04	#	0.13	(0.10)	–
Year ended 7/31/11	$9.65	0.09	#Δ	1.64	#	1.73	(0.09)	–
Year ended 7/31/10	$9.02	0.10	#Δ	0.67	#	0.77	(0.10)	(0.04)
Year ended 7/31/09	$12.72	0.18	#Δ	(2.69	)#	(2.51)	(0.28)	(0.91)
Year ended 7/31/08	$15.34	0.17	#Δ	(1.33	)#	(1.16)	(0.35)	(1.11)
LifeModel Moderately AggressiveSM Class C Shares
Year ended 7/31/12	$11.29	0.08	#Δ	0.05	#	0.13	(0.11)	–
Year ended 7/31/11	$9.65	0.09	#Δ	1.64	#	1.73	(0.09)	–
Year ended 7/31/10	$9.03	0.09	#Δ	0.67	#	0.76	(0.10)	(0.04)
Year ended 7/31/09	$12.71	0.18	#Δ	(2.67	)#	(2.49)	(0.28)	(0.91)
Year ended 7/31/08	$15.34	0.19	#Δ	(1.36	)#	(1.17)	(0.35)	(1.11)

See notes to financial highlights and notes to financial statements.

102

Fifth Third Funds
Financial Highlights, continued (For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data
Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)

(0.16)	$11.25	0.97%	$68,488	0.61%	0.08%	1.23%	23%
(0.13)	$11.31	22.19%	$76,649	0.55%	0.08%	1.28%	18%
(0.26)	$9.37	10.25%	$75,906	0.54%	0.08%	1.36%	11%
(1.49)	$8.73	(22.95)%	$76,770	0.56%	0.08%	2.21%	9%
(1.65)	$13.57	(9.45)%	$107,929	0.49%	0.08%	1.31%	26%

(0.14)	$11.15	0.66%	$19,939	0.86%	0.33%	0.96%	23%
(0.11)	$11.22	21.88%	$25,665	0.80%	0.33%	1.03%	18%
(0.23)	$9.30	9.94%	$24,982	0.79%	0.33%	1.10%	11%
(1.47)	$8.67	(23.12)%	$28,126	0.81%	0.33%	1.95%	9%
(1.62)	$13.49	(9.74)%	$44,892	0.74%	0.33%	1.19%	26%

(0.08)	$10.67	(0.02)%	$2,382	1.61%	1.08%	0.26%	23%
(0.06)	$10.76	21.06%	$5,207	1.55%	1.08%	0.29%	18%
(0.20)	$8.94	9.01%	$6,672	1.54%	1.08%	0.35%	11%
(1.41)	$8.38	(23.68)%	$7,893	1.56%	1.08%	1.24%	9%
(1.53)	$13.12	(10.41)%	$13,202	1.49%	1.08%	0.39%	26%

(0.08)	$10.64	(0.10)%	$921	1.61%	1.08%	0.23%	23%
(0.06)	$10.74	20.85%	$1,031	1.55%	1.08%	0.28%	18%
(0.20)	$8.94	9.14%	$1,189	1.54%	1.08%	0.32%	11%
(1.41)	$8.37	(23.70)%	$1,342	1.55%	1.08%	1.24%	9%
(1.53)	$13.11	(10.44)%	$2,236	1.49%	1.08%	0.36%	26%

(0.22)	$11.46	2.24%	$94,089	0.58%	0.08%	1.75%	17%
(0.20)	$11.44	19.24%	$101,835	0.54%	0.08%	1.85%	18%
(0.24)	$9.77	9.56%	$100,910	0.53%	0.08%	1.98%	16%
(1.28)	$9.14	(17.50)%	$110,522	0.54%	0.08%	3.06%	8%
(1.56)	$12.85	(7.76)%	$135,474	0.48%	0.08%	2.06%	26%

(0.20)	$11.44	1.98%	$53,972	0.83%	0.33%	1.48%	17%
(0.17)	$11.42	18.86%	$57,921	0.79%	0.33%	1.61%	18%
(0.22)	$9.76	9.40%	$57,520	0.78%	0.33%	1.70%	16%
(1.25)	$9.12	(17.73)%	$64,959	0.79%	0.33%	2.77%	8%
(1.52)	$12.83	(7.95)%	$98,658	0.73%	0.33%	1.89%	26%

(0.10)	$11.32	1.22%	$6,861	1.58%	1.08%	0.79%	17%
(0.09)	$11.29	17.98%	$18,172	1.54%	1.08%	0.86%	18%
(0.14)	$9.65	8.57%	$24,105	1.53%	1.08%	0.99%	16%
(1.19)	$9.02	(18.37)%	$27,726	1.54%	1.08%	2.03%	8%
(1.46)	$12.72	(8.65)%	$43,036	1.48%	1.08%	1.20%	26%

(0.11)	$11.31	1.22%	$2,525	1.58%	1.08%	0.75%	17%
(0.09)	$11.29	18.02%	$3,072	1.54%	1.08%	0.86%	18%
(0.14)	$9.65	8.43%	$2,989	1.53%	1.08%	0.96%	16%
(1.19)	$9.03	(18.28)%	$3,375	1.54%	1.08%	1.99%	8%
(1.46)	$12.71	(8.73)%	$6,077	1.48%	1.08%	1.35%	26%

See notes to financial highlights and notes to financial statements.

103

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets Resulting from Operations					Less Dividends and Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/(Losses) from Investment Transactions		Change in Net Assets Resulting from Operations	Net Investment Income	Net Realized Gains
LifeModel ModerateSM Institutional Shares
Year ended 7/31/12	$10.86	0.24	#Δ	0.12	#	0.36	(0.26)	–
Year ended 7/31/11	$9.61	0.26	#Δ	1.24	#	1.50	(0.25)	–
Year ended 7/31/10	$9.01	0.25	#Δ	0.61	#	0.86	(0.26)	–
Year ended 7/31/09	$11.43	0.34	#Δ	(1.81	)#	(1.47)	(0.42)	(0.53)
Year ended 7/31/08	$13.34	0.36	#Δ	(1.06	)#	(0.70)	(0.45)	(0.76)
LifeModel ModerateSM Class A Shares
Year ended 7/31/12	$10.84	0.21	#Δ	0.14	#	0.35	(0.24)	–
Year ended 7/31/11	$9.60	0.23	#Δ	1.23	#	1.46	(0.22)	–
Year ended 7/31/10	$9.00	0.23	#Δ	0.61	#	0.84	(0.24)	–
Year ended 7/31/09	$11.42	0.32	#Δ	(1.81	)#	(1.49)	(0.40)	(0.53)
Year ended 7/31/08	$13.32	0.33	#Δ	(1.06	)#	(0.73)	(0.41)	(0.76)
LifeModel ModerateSM Class B Shares
Year ended 7/31/12	$10.78	0.14	#Δ	0.12	#	0.26	(0.15)	–
Year ended 7/31/11	$9.54	0.15	#Δ	1.23	#	1.38	(0.14)	–
Year ended 7/31/10	$8.95	0.15	#Δ	0.60	#	0.75	(0.16)	–
Year ended 7/31/09	$11.37	0.25	#Δ	(1.80	)#	(1.55)	(0.34)	(0.53)
Year ended 7/31/08	$13.25	0.24	#Δ	(1.05	)#	(0.81)	(0.31)	(0.76)
LifeModel ModerateSM Class C Shares
Year ended 7/31/12	$10.78	0.13	#Δ	0.14	#	0.27	(0.16)	–
Year ended 7/31/11	$9.55	0.15	#Δ	1.23	#	1.38	(0.15)	–
Year ended 7/31/10	$8.95	0.15	#Δ	0.61	#	0.76	(0.16)	–
Year ended 7/31/09	$11.37	0.25	#Δ	(1.80	)#	(1.55)	(0.34)	(0.53)
Year ended 7/31/08	$13.26	0.24	#Δ	(1.06	)#	(0.82)	(0.31)	(0.76)
LifeModel Moderately ConservativeSM Institutional Shares
Year ended 7/31/12	$9.93	0.24	#Δ	0.15	#	0.39	(0.27)	–
Year ended 7/31/11	$8.92	0.26	#Δ	1.01	#	1.27	(0.26)	–
Year ended 7/31/10	$8.35	0.26	#Δ	0.57	#	0.83	(0.26)	–
Year ended 7/31/09	$10.34	0.34	#Δ	(1.40	)#	(1.06)	(0.41)	(0.52)
Year ended 7/31/08	$11.95	0.37	#Δ	(0.90	)#	(0.53)	(0.42)	(0.66)
LifeModel Moderately ConservativeSM Class A Shares
Year ended 7/31/12	$9.91	0.22	#Δ	0.14	#	0.36	(0.24)	–
Year ended 7/31/11	$8.90	0.23	#Δ	1.01	#	1.24	(0.23)	–
Year ended 7/31/10	$8.33	0.23	#Δ	0.58	#	0.81	(0.24)	–
Year ended 7/31/09	$10.32	0.32	#Δ	(1.40	)#	(1.08)	(0.39)	(0.52)
Year ended 7/31/08	$11.93	0.33	#Δ	(0.89	)#	(0.56)	(0.39)	(0.66)
LifeModel Moderately ConservativeSM Class B Shares
Year ended 7/31/12	$9.87	0.15	#Δ	0.13	#	0.28	(0.15)	–
Year ended 7/31/11	$8.87	0.16	#Δ	1.00	#	1.16	(0.16)	–
Year ended 7/31/10	$8.30	0.17	#Δ	0.57	#	0.74	(0.17)	–
Year ended 7/31/09	$10.29	0.25	#Δ	(1.38	)#	(1.13)	(0.34)	(0.52)
Year ended 7/31/08	$11.88	0.25	#Δ	(0.89	)#	(0.64)	(0.29)	(0.66)
LifeModel Moderately ConservativeSM Class C Shares
Year ended 7/31/12	$9.88	0.14	#Δ	0.15	#	0.29	(0.17)	–
Year ended 7/31/11	$8.88	0.16	#Δ	1.00	#	1.16	(0.16)	–
Year ended 7/31/10	$8.31	0.16	#Δ	0.58	#	0.74	(0.17)	–
Year ended 7/31/09	$10.30	0.26	#Δ	(1.39	)#	(1.13)	(0.34)	(0.52)
Year ended 7/31/08	$11.89	0.25	#Δ	(0.89	)#	(0.64)	(0.29)	(0.66)

See notes to financial highlights and notes to financial statements.

104

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data
Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)

(0.26)	$10.96	3.48%	$190,763	0.48%	0.08%	2.24%	14%
(0.25)	$10.86	15.73%	$192,241	0.46%	0.08%	2.44%	20%
(0.26)	$9.61	9.60%	$195,480	0.45%	0.08%	2.63%	9%
(0.95)	$9.01	(11.88)%	$258,159	0.44%	0.08%	3.80%	7%
(1.21)	$11.43	(6.02)%	$312,435	0.43%	0.08%	2.85%	23%

(0.24)	$10.95	3.32%	$36,950	0.73%	0.33%	2.00%	14%
(0.22)	$10.84	15.36%	$38,331	0.71%	0.33%	2.18%	20%
(0.24)	$9.60	9.33%	$40,212	0.70%	0.33%	2.39%	9%
(0.93)	$9.00	(12.09)%	$48,590	0.69%	0.33%	3.53%	7%
(1.17)	$11.42	(6.21)%	$71,338	0.68%	0.33%	2.67%	23%

(0.15)	$10.89	2.44%	$4,345	1.48%	1.08%	1.28%	14%
(0.14)	$10.78	14.55%	$11,669	1.46%	1.08%	1.41%	20%
(0.16)	$9.54	8.43%	$17,417	1.45%	1.08%	1.63%	9%
(0.87)	$8.95	(12.76)%	$20,489	1.44%	1.08%	2.78%	7%
(1.07)	$11.37	(6.87)%	$32,003	1.43%	1.08%	1.93%	23%

(0.16)	$10.89	2.54%	$2,191	1.48%	1.08%	1.26%	14%
(0.15)	$10.78	14.48%	$2,852	1.46%	1.08%	1.44%	20%
(0.16)	$9.55	8.57%	$2,706	1.45%	1.08%	1.61%	9%
(0.87)	$8.95	(12.77)%	$2,709	1.44%	1.08%	2.78%	7%
(1.07)	$11.37	(6.95)%	$4,333	1.43%	1.08%	1.92%	23%

(0.27)	$10.05	4.03%	$29,467	0.71%	0.08%	2.48%	10%
(0.26)	$9.93	14.33%	$34,231	0.64%	0.08%	2.70%	25%
(0.26)	$8.92	10.07%	$33,074	0.59%	0.08%	2.90%	14%
(0.93)	$8.35	(9.12)%	$35,581	0.59%	0.08%	4.11%	8%
(1.08)	$10.34	(5.03)%	$43,093	0.53%	0.08%	3.28%	25%

(0.24)	$10.03	3.78%	$15,115	0.96%	0.33%	2.22%	10%
(0.23)	$9.91	14.07%	$14,495	0.89%	0.33%	2.44%	25%
(0.24)	$8.90	9.82%	$15,138	0.84%	0.33%	2.66%	14%
(0.91)	$8.33	(9.36)%	$16,941	0.84%	0.33%	3.81%	8%
(1.05)	$10.32	(5.30)%	$25,200	0.79%	0.33%	2.92%	25%

(0.15)	$10.00	2.95%	$1,197	1.71%	1.08%	1.54%	10%
(0.16)	$9.87	13.10%	$4,491	1.64%	1.08%	1.67%	25%
(0.17)	$8.87	9.01%	$7,258	1.59%	1.08%	1.89%	14%
(0.86)	$8.30	(10.03)%	$8,292	1.59%	1.08%	3.06%	8%
(0.95)	$10.29	(5.94)%	$13,891	1.54%	1.08%	2.25%	25%

(0.17)	$10.00	3.01%	$958	1.71%	1.08%	1.47%	10%
(0.16)	$9.88	13.14%	$989	1.64%	1.08%	1.71%	25%
(0.17)	$8.88	8.98%	$1,009	1.59%	1.08%	1.87%	14%
(0.86)	$8.31	(10.00)%	$1,264	1.59%	1.08%	3.09%	8%
(0.95)	$10.30	(5.93)%	$2,071	1.54%	1.08%	2.23%	25%

See notes to financial highlights and notes to financial statements.

105

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets Resulting from Operations					Less Dividends and Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/(Losses) from Investment Transactions		Change in Net Assets Resulting from Operations	Net Investment Income	Net Realized Gains
LifeModel ConservativeSM Institutional Shares
Year ended 7/31/12	$9.92	0.29	#∆	0.20	#	0.49	(0.31)	–
Year ended 7/31/11	$9.26	0.32	#∆	0.66	#	0.98	(0.32)	–
Year ended 7/31/10	$8.75	0.32	#∆	0.52	#	0.84	(0.33)	–
Year ended 7/31/09	$9.89	0.41	#∆	(0.92	)#	(0.51)	(0.46)	(0.17)
Year ended 7/31/08	$10.99	0.43	#∆	(0.80	)#	(0.37)	(0.43)	(0.30)
LifeModel ConservativeSM Class A Shares
Year ended 7/31/12	$9.90	0.27	#∆	0.19	#	0.46	(0.28)	–
Year ended 7/31/11	$9.24	0.29	#∆	0.66	#	0.95	(0.29)	–
Year ended 7/31/10	$8.74	0.30	#∆	0.51	#	0.81	(0.31)	–
Year ended 7/31/09	$9.87	0.39	#∆	(0.91	)#	(0.52)	(0.44)	(0.17)
Year ended 7/31/08	$10.97	0.39	#∆	(0.79	)#	(0.40)	(0.40)	(0.30)
LifeModel ConservativeSM Class B Shares
Year ended 7/31/12	$9.86	0.20	#∆	0.19	#	0.39	(0.20)	–
Year ended 7/31/11	$9.20	0.21	#∆	0.66	#	0.87	(0.21)	–
Year ended 7/31/10	$8.70	0.23	#∆	0.51	#	0.74	(0.24)	–
Year ended 7/31/09	$9.83	0.32	#∆	(0.90	)#	(0.58)	(0.38)	(0.17)
Year ended 7/31/08	$10.95	0.31	#∆	(0.80	)#	(0.49)	(0.33)	(0.30)
LifeModel ConservativeSM Class C Shares
Year ended 7/31/12	$9.88	0.19	#∆	0.20	#	0.39	(0.21)	–
Year ended 7/31/11	$9.21	0.21	#∆	0.67	#	0.88	(0.21)	–
Year ended 7/31/10	$8.71	0.23	#∆	0.51	#	0.74	(0.24)	–
Year ended 7/31/09	$9.84	0.32	#∆	(0.90	)#	(0.58)	(0.38)	(0.17)
Year ended 7/31/08	$10.95	0.31	#∆	(0.79	)#	(0.48)	(0.33)	(0.30)
High Yield Bond Institutional Shares
Year ended 7/31/12	$10.02	0.64	∆	0.01		0.65	(0.64)	–
Year ended 7/31/11	$9.62	0.71	∆	0.41		1.12	(0.72)	–
Year ended 7/31/10	$8.72	0.73	∆	0.90		1.63	(0.73)	–
Year ended 7/31/09	$9.14	0.78	∆	(0.41)		0.37	(0.79)	–
Year ended 7/31/08	$9.57	0.73	∆	(0.44)		0.29	(0.72)	–
High Yield Bond Class A Shares
Year ended 7/31/12	$9.99	0.60	∆	0.03		0.63	(0.61)	–
Year ended 7/31/11	$9.59	0.69	∆	0.41		1.10	(0.70)	–
Year ended 7/31/10	$8.69	0.71	∆	0.89		1.60	(0.70)	–
Year ended 7/31/09	$9.12	0.74	∆	(0.40)		0.34	(0.77)	–
Year ended 7/31/08	$9.57	0.69	∆	(0.46)		0.23	(0.68)	–
High Yield Bond Class B Shares
Year ended 7/31/12	$10.01	0.55	∆	–	^	0.55	(0.54)	–
Year ended 7/31/11	$9.61	0.61	∆	0.41		1.02	(0.62)	–
Year ended 7/31/10	$8.71	0.64	∆	0.89		1.53	(0.63)	–
Year ended 7/31/09	$9.13	0.70	∆	(0.41)		0.29	(0.71)	–
Year ended 7/31/08	$9.56	0.64	∆	(0.45)		0.19	(0.62)	–
High Yield Bond Class C Shares
Year ended 7/31/12	$10.00	0.54	∆	0.01		0.55	(0.54)	–
Year ended 7/31/11	$9.60	0.61	∆	0.42		1.03	(0.63)	–
Year ended 7/31/10	$8.71	0.63	∆	0.90		1.53	(0.64)	–
Year ended 7/31/09	$9.13	0.70	∆	(0.41)		0.29	(0.71)	–
Year ended 7/31/08	$9.57	0.64	∆	(0.45)		0.19	(0.63)	–

See notes to financial highlights and notes to financial statements.

106

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data
Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)

(0.31)	$10.10	5.05%	$28,291	0.75%	0.08%	2.94%	10%
(0.32)	$9.92	10.70%	$26,036	0.72%	0.08%	3.32%	25%
(0.33)	$9.26	9.77%	$23,916	0.65%	0.08%	3.54%	14%
(0.63)	$8.75	(4.64)%	$26,856	0.65%	0.08%	4.80%	6%
(0.73)	$9.89	(3.67)%	$28,215	0.62%	0.08%	4.04%	23%

(0.28)	$10.08	4.80%	$9,394	1.00%	0.33%	2.70%	10%
(0.29)	$9.90	10.44%	$9,801	0.97%	0.33%	3.05%	25%
(0.31)	$9.24	9.39%	$9,630	0.90%	0.33%	3.30%	14%
(0.61)	$8.74	(4.77)%	$9,914	0.90%	0.33%	4.52%	6%
(0.70)	$9.87	(3.93)%	$12,908	0.88%	0.33%	3.68%	23%

(0.20)	$10.05	4.02%	$941	1.75%	1.08%	2.00%	10%
(0.21)	$9.86	9.57%	$2,253	1.72%	1.08%	2.25%	25%
(0.24)	$9.20	8.58%	$4,051	1.65%	1.08%	2.53%	14%
(0.55)	$8.70	(5.45)%	$5,099	1.65%	1.08%	3.76%	6%
(0.63)	$9.83	(4.78)%	$7,253	1.63%	1.08%	2.97%	23%

(0.21)	$10.06	4.02%	$840	1.75%	1.08%	1.95%	10%
(0.21)	$9.88	9.67%	$825	1.72%	1.08%	2.23%	25%
(0.24)	$9.21	8.56%	$1,365	1.65%	1.08%	2.53%	14%
(0.55)	$8.71	(5.45)%	$1,788	1.65%	1.08%	3.74%	6%
(0.63)	$9.84	(4.70)%	$2,250	1.63%	1.08%	2.91%	23%

(0.64)	$10.03	6.84%	$90,920	1.14%	0.74%	6.54%	50%
(0.72)	$10.02	12.01%	$59,399	1.14%	0.74%	7.15%	81%
(0.73)	$9.62	19.22%	$53,780	1.20%	0.74%	7.83%	71%
(0.79)	$8.72	5.98%	$47,395	1.19%	0.74%	10.13%	32%
(0.72)	$9.14	2.98%	$50,153	1.15%	0.74%	7.65%	36%

(0.61)	$10.01	6.67%	$3,723	1.39%	0.99%	6.15%	50%
(0.70)	$9.99	11.78%	$2,290	1.39%	0.99%	6.90%	81%
(0.70)	$9.59	18.96%	$1,149	1.42%	0.99%	7.71%	71%
(0.77)	$8.69	5.60%	$4,443	1.38%	0.99%	9.23%	32%
(0.68)	$9.12	2.38%	$206	1.40%	0.99%	7.17%	36%

(0.54)	$10.02	5.77%	$46	2.14%	1.74%	5.65%	50%
(0.62)	$10.01	10.91%	$90	2.14%	1.74%	6.17%	81%
(0.63)	$9.61	18.07%	$94	2.21%	1.74%	6.83%	71%
(0.71)	$8.71	4.89%	$74	2.20%	1.74%	9.10%	32%
(0.62)	$9.13	1.94%	$155	2.15%	1.74%	6.67%	36%

(0.54)	$10.01	5.81%	$2,958	2.14%	1.74%	5.57%	50%
(0.63)	$10.00	10.95%	$2,370	2.14%	1.74%	6.13%	81%
(0.64)	$9.60	18.06%	$1,403	2.23%	1.74%	6.72%	71%
(0.71)	$8.71	4.93%	$113	2.19%	1.74%	9.19%	32%
(0.63)	$9.13	2.00%	$114	2.15%	1.74%	6.67%	36%

See notes to financial highlights and notes to financial statements.

107

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets Resulting from Operations				Less Dividends and Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/(Losses) from Investment Transactions	Change in Net Assets Resulting from Operations	Net Investment Income	Net Realized Gains
Total Return Bond Institutional Shares
Year ended 7/31/12	$9.30	0.36	∆	0.42	0.78	(0.40)	–
Year ended 7/31/11	$9.02	0.44	∆	0.28	0.72	(0.44)	–
Year ended 7/31/10	$8.46	0.38	∆	0.62	1.00	(0.44)	–
Year ended 7/31/09	$9.03	0.46	∆	(0.55)	(0.09)	(0.48)	–
Year ended 7/31/08	$9.68	0.48	∆	(0.64)	(0.16)	(0.49)	–
Total Return Bond Class A Shares
Year ended 7/31/12	$9.29	0.34	∆	0.43	0.77	(0.38)	–
Year ended 7/31/11	$9.02	0.41	∆	0.28	0.69	(0.42)	–
Year ended 7/31/10	$8.46	0.36	∆	0.61	0.97	(0.41)	–
Year ended 7/31/09	$9.03	0.44	∆	(0.55)	(0.11)	(0.46)	–
Year ended 7/31/08	$9.67	0.46	∆	(0.64)	(0.18)	(0.46)	–
Total Return Bond Class B Shares
Year ended 7/31/12	$9.31	0.29	∆	0.39	0.68	(0.30)	–
Year ended 7/31/11	$9.03	0.34	∆	0.29	0.63	(0.35)	–
Year ended 7/31/10	$8.47	0.29	∆	0.62	0.91	(0.35)	–
Year ended 7/31/09	$9.03	0.38	∆	(0.54)	(0.16)	(0.40)	–
Year ended 7/31/08	$9.68	0.39	∆	(0.65)	(0.26)	(0.39)	–
Total Return Bond Class C Shares
Year ended 7/31/12	$9.31	0.27	∆	0.42	0.69	(0.31)	–
Year ended 7/31/11	$9.03	0.34	∆	0.29	0.63	(0.35)	–
Year ended 7/31/10	$8.47	0.29	∆	0.62	0.91	(0.35)	–
Year ended 7/31/09	$9.04	0.38	∆	(0.55)	(0.17)	(0.40)	–
Year ended 7/31/08	$9.68	0.39	∆	(0.64)	(0.25)	(0.39)	–
Short Term Bond Institutional Shares
Year ended 7/31/12	$9.58	0.11	∆	0.03	0.14	(0.14)	–
Year ended 7/31/11	$9.58	0.16	∆	0.01	0.17	(0.17)	–
Year ended 7/31/10	$9.33	0.22	∆	0.26	0.48	(0.23)	–
Year ended 7/31/09	$9.29	0.33	∆	0.05	0.38	(0.34)	–
Year ended 7/31/08	$9.32	0.38	∆	(0.03)	0.35	(0.38)	–
Short Term Bond Class A Shares
Year ended 7/31/12	$9.57	0.08	∆	0.05	0.13	(0.12)	–
Year ended 7/31/11	$9.57	0.14	∆	0.01	0.15	(0.15)	–
Year ended 7/31/10	$9.32	0.19	∆	0.27	0.46	(0.21)	–
Year ended 7/31/09	$9.29	0.31	∆	0.04	0.35	(0.32)	–
Year ended 7/31/08	$9.31	0.35	∆	(0.01)	0.34	(0.36)	–
Short Term Bond Class C Shares
Year ended 7/31/12	$9.55	0.02	∆	0.04	0.06	(0.05)	–
Year ended 7/31/11	$9.55	0.07	∆	–	0.07	(0.07)	–
Year ended 7/31/10	$9.31	0.10	∆	0.28	0.38	(0.14)	–
Year ended 7/31/09	$9.28	0.22	∆	0.07	0.29	(0.26)	–
Year ended 7/31/08	$9.32	0.28	∆	(0.02)	0.26	(0.30)	–

See notes to financial highlights and notes to financial statements.

108

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data
Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income Average Net Assets	Portfolio Turnover Rate (c)

(0.40)	$9.68	8.62%	$201,647	0.92%	0.63%	3.88%	90%
(0.44)	$9.30	8.28%~	$230,708	0.89%	0.64%	4.98%	60%
(0.44)	$9.02	11.91%	$275,474	0.87%	0.65%	4.33%	39%
(0.48)	$8.46	(0.71)%	$386,492	0.84%	0.66%	5.54%	15%
(0.49)	$9.03	(1.86)%	$559,548	0.88%	0.69%	5.03%	36%

(0.38)	$9.68	8.47%	$13,686	1.17%	0.88%	3.60%	90%
(0.42)	$9.29	7.90%~	$13,910	1.14%	0.89%	4.74%	60%
(0.41)	$9.02	11.76%	$15,010	1.12%	0.90%	4.06%	39%
(0.46)	$8.46	(0.95)%	$15,751	1.09%	0.91%	5.29%	15%
(0.46)	$9.03	(1.99)%	$20,497	1.13%	0.94%	4.78%	36%

(0.30)	$9.69	7.49%	$254	1.92%	1.63%	3.08%	90%
(0.35)	$9.31	7.17%~	$813	1.89%	1.64%	3.86%	60%
(0.35)	$9.03	10.90%	$1,821	1.87%	1.65%	3.30%	39%
(0.40)	$8.47	(1.58)%	$2,932	1.84%	1.66%	4.55%	15%
(0.39)	$9.03	(2.80)%	$3,490	1.88%	1.69%	4.02%	36%

(0.31)	$9.69	7.53%	$615	1.92%	1.63%	2.87%	90%
(0.35)	$9.31	7.18%~	$640	1.89%	1.64%	3.94%	60%
(0.35)	$9.03	10.93%	$859	1.87%	1.65%	3.30%	39%
(0.40)	$8.47	(1.71)%	$745	1.84%	1.66%	4.52%	15%
(0.39)	$9.04	(2.72)%	$1,528	1.88%	1.69%	4.07%	36%

(0.14)	$9.58	1.52%	$129,620	0.82%	0.48%	1.19%	78%
(0.17)	$9.58	1.81%	$221,120	0.80%	0.51%	1.69%	61%
(0.23)	$9.58	5.18%	$254,162	0.78%	0.57%	2.30%	78%
(0.34)	$9.33	4.30%	$224,931	0.78%	0.64%	3.67%	63%
(0.38)	$9.29	3.80%	$241,776	0.79%	0.64%	4.01%	33%

(0.12)	$9.58	1.38%	$27,753	1.07%	0.73%	0.88%	78%
(0.15)	$9.57	1.55%	$16,071	1.05%	0.76%	1.44%	61%
(0.21)	$9.57	4.94%	$22,079	1.03%	0.82%	1.98%	78%
(0.32)	$9.32	3.93%	$6,330	1.03%	0.89%	3.41%	63%
(0.36)	$9.29	3.67%	$7,127	1.04%	0.89%	3.73%	33%

(0.05)	$9.56	0.64%	$6,155	1.82%	1.48%	0.18%	78%
(0.07)	$9.55	0.79%	$7,857	1.80%	1.51%	0.69%	61%
(0.14)	$9.55	4.14%	$10,264	1.78%	1.57%	1.09%	78%
(0.26)	$9.31	3.21%	$879	1.78%	1.64%	2.45%	63%
(0.30)	$9.28	2.76%	$171	1.79%	1.64%	2.98%	33%

See notes to financial highlights and notes to financial statements.

109

Fifth Third Funds
Notes to Financial Highlights

(a)	Before waivers and reimbursements
(b)	Net of waivers and reimbursements
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
^	Amount is less than $0.005 per share.
#	Represents income or gains/(losses) from affiliates.
∆	Average shares method used in calculation.

‡
Includes interest expense relating to settlement of foreign futures. Interest expense was 0.02% for the year ended July 31, 2012, 0.01% for the year ended July 31, 2011, 0.01% for year ended July 31, 2010 and 0.02% for the year ended July 31, 2009.

~	Includes litigation payments received during the year-ended July 31, 2011. The total returns excluding the litigation payments are listed below.

	Institutional	Class A	Class B	Class C
Total Return Bond	6.42%	6.04%	5.33%	5.34%

See notes to financial statements.

110

Fifth Third Funds
Notes to Financial Statements
July 31, 2012

(1)	Organization

Fifth Third Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company established as a Massachusetts business trust. The Trust consists of twenty separate investment portfolios.

The accompanying financial statements and notes relate only to the series of the Trust (individually a “Fund” and collectively the “Funds”) listed below. Each Fund is a diversified investment company for purposes of the Act.

Fund Name

Fifth Third Mid Cap Growth Fund (“Mid Cap Growth”)
Fifth Third Quality Growth Fund (“Quality Growth”)
Fifth Third Micro Cap Value Fund (“Micro Cap Value”)
Fifth Third Small Cap Value Fund (“Small Cap Value”)
Fifth Third All Cap Value Fund (“All Cap Value”)
Fifth Third Disciplined Large Cap Value Fund (“Disciplined Large Cap Value”)
Fifth Third International Equity Fund (“International Equity”)
Fifth Third Strategic Income Fund (“Strategic Income”)
Fifth Third LifeModel Aggressive FundSM (“LifeModel AggressiveSM”)
Fifth Third LifeModel Moderately Aggressive FundSM (“LifeModel Moderately AggressiveSM”)
Fifth Third LifeModel Moderate FundSM (“LifeModel ModerateSM”)
Fifth Third LifeModel Moderately Conservative FundSM (“LifeModel Moderately ConservativeSM”)
Fifth Third LifeModel Conservative FundSM (“LifeModel ConservativeSM”)
(the foregoing five funds collectively the “LifeModel FundsSM”)
Fifth Third High Yield Bond Fund (“High Yield Bond”)
Fifth Third Total Return Bond Fund (“Total Return Bond”)
Fifth Third Short Term Bond Fund (“Short Term Bond”)

Short Term Bond has three classes of shares: Institutional, Class A, and Class C shares. The remainder of the Funds each have four classes of shares: Institutional, Class A, Class B, and Class C shares. All Funds’ Class B shares are closed to new purchases as of this report date. Class A shares are subject to initial sales charges imposed at the time of purchase, as described in the Funds’ prospectuses. Certain redemptions of each of Class A shares made within twelve months of purchase, Class B shares made within six years of purchase and Class C shares made within twelve months of purchase are subject to contingent deferred sales charges, as described in the Funds’ prospectuses. Each class of shares for each Fund has identical rights and privileges except with respect to administrative services fees paid by Class C, Select, Preferred and Trust shares, distribution services fees paid by Class A, Class B, and Class C shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

The financial statements of the underlying Fifth Third Funds in which the LifeModel FundsSM invest should be read in conjunction with the financial statements for the applicable LifeModel FundSM.

As of April 5, 2012, Fifth Third Asset Management, Inc. (“FTAM” or the “Advisor”) and Fifth Third Financial Corporation have agreed to sell their interest in management of the Fifth Third Funds. In connection with the sale, FTAM proposed to the Trust’s Board of Trustees that certain Fifth Third stock and bond funds be reorganized into certain existing and new mutual funds managed by Touchstone Advisors, Inc. (“Touchstone”).

On April 4, 2012, the Board of Trustees of the Fifth Third Funds approved Agreements and Plans of Reorganization (the “Plans”) on behalf of certain Fifth Third stock and bond funds (each an “Acquired Fund” and together, the “Acquired Funds”). Pursuant to the Plans, each Acquired Fund’s assets would be transferred to a corresponding series of a Touchstone fund (each an “Acquiring Fund” and together, the “Acquiring Funds”), each advised by

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Touchstone Advisors, Inc. and shareholders of each Acquired Fund would become shareholders of the corresponding Acquiring Fund. The proposed reorganizations are as follows:

Acquired Funds, each a series of Fifth Third Funds	Acquiring Funds
Quality Growth	Touchstone Large Cap Growth Fund, a series of Touchstone Strategic Trust
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Mid Cap Growth	Touchstone Growth Opportunities Fund, a series of Touchstone Strategic Trust
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Disciplined Large Cap Value	Touchstone Value Fund, a series of Touchstone Strategic Trust
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
All Cap Value	Touchstone Value Fund, a series of Touchstone Strategic Trust
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
High Yield Bond	Touchstone High Yield Fund, a series of Touchstone Investment Trust
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Touchstone Ultra Short Duration Fixed Income Fund, a series of Touchstone
Short Term Bond	Funds Group Trust
Class A	Class A
Class C	Class C
Institutional	Class Y
Total Return Bond	Touchstone Core Bond Fund, a series of Touchstone Investment Trust
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
LifeModel AggressiveSM	Touchstone Growth Allocation Fund, a series of Touchstone Strategic Trust
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Touchstone Moderate Growth Allocation Fund, a series of Touchstone
LifeModel Moderately AggressiveSM	Strategic Trust
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
LifeModel ModerateSM	Touchstone Balanced Allocation Fund, a series of Touchstone Strategic Trust
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
LifeModel Moderately ConservativeSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
LifeModel ConservativeSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y

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In addition on April 4, 2012, the Board of Trustees of the Fifth Third Funds approved an Agreement and Plan of Reorganization (the “Plan”) on behalf of Micro Cap Value, Small Cap Value, International Equity and Strategic Income (each an “Acquired Fund” and together, the “Acquired Funds”). Pursuant to the Plans, each Acquired Fund’s assets would be transferred to a corresponding series of Touchstone Strategic Trust (each an “Acquiring Fund” and together, the “Acquiring Funds”), each advised by Touchstone Advisors, Inc. and shareholders of each Acquired Fund would become shareholders of the corresponding Acquiring Fund. Each Acquiring Fund is a newly-organized fund that has been created for purposes of the reorganization. The proposed reorganizations are as follows:

Acquired Funds, each a series of Fifth Third Funds	Acquiring Funds, each a series of Touchstone Strategic Trust
Micro Cap Value	Touchstone Micro Cap Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Small Cap Value	Touchstone Small Company Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
International Equity	Touchstone International Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Strategic Income	Touchstone Strategic Income Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y

The Plans were submitted to the shareholders of each Acquired Fund for approval at a special meeting held on September 5, 2012. Only those shareholders of record of the Acquired Fund as of the close of business on the record date July 9, 2012 were entitled to vote on the proposed reorganization. Such shareholders were mailed information detailing the proposed reorganization and providing further information about the Acquiring Fund. The reorganizations were effective on September 10, 2012. The exchanges were done on a tax-free basis, which means that no gain or loss was recognized directly as a result of the reorganization by either an Acquired Fund or its shareholders.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 13.

Securities Transactions and Related Income – Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis and includes, where applicable, amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Withholding taxes on foreign dividends have been provided for in accordance with the applicable

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country’s tax rules and rates. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Foreign Currency Translation – The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

Lending Portfolio Securities – Each Fund may lend securities up to 33-1/3% of the Fund’s total assets (including the amount of securities out on loan) to qualified borrowers (typically broker-dealers) in order to enhance Fund earnings by investing cash collateral received in making such loans. The Funds continue to earn interest and dividends on securities loaned by way of receiving substitute payments (substitute dividend payments are generally not classified as Qualified Dividend Income for federal income tax purposes). Loans will be made only to borrowers deemed by the Lending Agent to be of sufficiently strong financial standing, organizational stability and creditworthiness under guidelines established by the Funds and when, in the judgment of the Lending Agent, the consideration that can be earned currently from such securities loans justifies the attendant risks.

The Trust has engaged its custodian bank, State Street Bank and Trust Company (“State Street”), to act as Lending Agent and to administer its securities lending program. State Street will earn a portion of program net income for its services. When a Fund makes a security loan, it receives cash collateral as protection against borrower default on the loaned security position and records an asset for the cash/invested collateral and a liability for the return of the collateral. Additionally, certain Funds received non-cash collateral, which they are not permitted to sell or re-pledge. Securities on loan continue to be included in investment securities at market value on the Statements of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required at the time the loan is made to be secured by collateral at least equal to 105% of the prior day’s market value of loaned equity securities not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange; or 102% of the prior day’s market value of the securities on loan (including accrued interest) of any other loaned securities, and not less than 100% thereafter. The Funds may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency sponsored obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments.

During the life of security loans, the collateral and securities loaned remain subject to fluctuation in market value. State Street marks to market securities loaned and the collateral each business day. If additional collateral is due, State Street collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, State Street may experience delays in, or may be prevented from, recovering the collateral on behalf of a Fund. State Street may on behalf of a Fund recall a loaned security position at any time from a borrower, who is obligated to return the security recalled. In the event the borrower fails to return a recalled security in a timely fashion, State Street reserves the right to use the collateral to purchase like securities in the open market. State Street indemnifies the Funds against borrower default by agreeing to fund any shortfall between the collateral held and the cost of obtaining replacement securities. If replacement securities are not available, State Street will credit the equivalent cash value to the Fund(s). As of July 31, 2012 no funds had securities on loan.

Other – Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on their relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as administrative services and/or distribution servicing fees.

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Distributions to Shareholders – Dividends, if any, from net investment income are generally declared/paid as follows:

Declared daily/paid monthly	Declared/paid monthly	Declared/paid quarterly	Declared/paid annually
Strategic Income*	High Yield Bond	All Cap Value	Mid Cap Growth
	Total Return Bond	Disciplined Large Cap Value	Quality Growth
	Short Term Bond	The LifeModel FundsSM	Micro Cap Value
Small Cap Value
International Equity

*	Starting August 1, 2012, Strategic Income declares and pays dividends monthly.

Distributable net realized gains, if any, are declared and distributed at least annually. Dividends declared and payable to shareholders are recorded on the ex-dividend date.

Dividends from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for mortgage-backed securities, amortization and/or accretion of securities, foreign currency transactions, return of capital distributions, expiring capital loss carryforwards and deferrals of certain losses. To the extent distributions would exceed net investment income and net realized gains for tax purposes, the excess amounts are reclassified to paid-in capital within the composition of net assets. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassifications. Accordingly, at July 31, 2012, reclassifications were recorded as follows:

Fund	Increase (Decrease) Accumulated Net Investment Income (Loss)	Increase (Decrease) Accumulated Net Realized Gain (Loss)	Increase (Decrease) Paid-in-Capital
Mid Cap Growth	$102,913	$(1)	$(102,912)
Quality Growth	4,967	(4,410)	(557)
Micro Cap Value	(26,075)	107,298	(81,223)
Small Cap Value	(71,357)	71,462	(105)
All Cap Value	(37,894)	48,175	(10,281)
Disciplined Large Cap Value	(21,018)	21,346	(328)
International Equity	77,387	(77,092)	(295)
Strategic Income	(8,000)	44,406	(36,406)
LifeModel AggressiveSM	266,186	–	(266,186)
LifeModel Moderately AggressiveSM	270,946	–	(270,946)
LifeModel ModerateSM	56,711	–	(56,711)
LifeModel Moderately ConservativeSM	93	–	(93)
LifeModel ConservativeSM	71	–	(71)
High Yield Bond	111	–	(111)
Total Return Bond	557,935	2,933,040	(3,490,975)
Short Term Bond	480,096	(479,720)	(376)

(3)	Securities and Other Investments

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery (“TBAs”) transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date. To the extent the Funds hold these types of securities, a sufficient amount of cash and/or securities is segregated as collateral. See Notes to Schedules of Investments.

(4)	Financial Derivative Instruments

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between

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the U.S. Dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts. Forward foreign currency contracts open as of this report date are listed in the Notes to Schedules of Investments.

Futures Contracts – The Funds may enter into futures contracts which represent a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Cash and/or securities are segregated or delivered to dealers in order to maintain a position (“initial margin”). Subsequent payments made or received by a Fund based on the daily change in the market value of the position (“variation margin”) are recorded as receivable or payable. The Funds recognize unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. To the extent these Funds have open futures contracts at period end, a sufficient amount of cash and/or securities, which is restricted as to its use by these Funds, is segregated as collateral. Futures contracts open as of this report date are listed in the Notes to Schedules of Investments.

Options Transactions – The Funds, with the exception of Micro Cap Value, All Cap Value and Strategic Income may buy and sell put and call options and write covered put and call options, including over-the-counter options. The Micro Cap Value, All Cap Value and Strategic Income may buy and sell listed put options on financial futures and call options or over-the-counter call options on futures contracts. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to create investment exposure or to hedge, to the extent consistent with their investment objectives and policies. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. To the extent these Funds have open written option contracts at period end, a sufficient amount of cash and/or securities, which is restricted as to its use by these Funds, is segregated as collateral. Options activity for the year is listed in the Notes to Schedules of Investments. As of the period end, there were no open options.

Swap Agreements – The Funds may enter into swap transactions, which are privately negotiated agreements between a Fund and a counterparty (usually a broker-dealer) to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these

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agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive up to the par amount of the underlying instrument in the event of a default by a third party –typically, a corporate issuer or sovereign issuer of an emerging country – on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. When it is a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, provided that there is no credit event. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, a Fund must pay to the buyer of the protection an amount up to the notional value of the swap and, in certain instances, take delivery of the underlying asset. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. When it is a buyer of protection, a Fund generally makes an upfront payment or pays a fixed rate throughout the term of the swap. In addition, as a buyer of protection, a Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, “bullet-type” payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments may be subject to U.S. excise or income taxes. The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by a Fund are included in realized gain or loss in the Statements of Operations. Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that the parties may disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates. Strategic Income Fund held an open swap contract as of the date of this report. See Notes to Schedules of Investments.

(5)	Related Party Transactions

Investment Advisory Fee – FTAM is the Funds’ investment advisor. FTAM, a wholly owned subsidiary of Fifth Third Bank, is an indirect subsidiary of Fifth Third Bancorp, a publicly traded financial services company. For its advisory services to the Funds, FTAM receives an investment advisory fee computed daily based on each Fund’s average daily net assets and paid monthly. Pursuant to a sub-advisory arrangement with FTAM, Fort Washington Investment Advisors, Inc. (“Fort Washington”) is High Yield Bond’s Sub-Advisor. The Advisor compensates Fort Washington an annual sub-advisory fee of 0.40% of net assets for the initial $50 million in assets and 0.30% of net assets for assets in excess of $50 million. For certain Funds, FTAM has voluntarily agreed to waive a portion of its advisory fee. In addition, FTAM has contractually agreed to waive fees and/or reimburse all Funds pursuant to an expense limitation agreement. See the table of advisory fees, waivers and expense limitations below.

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For the twelve months ended July 31, 2012, the Advisor voluntarily waived the following fees:

Fund	Advisor Fee Waiver
Mid Cap Growth	$ 75,344
Quality Growth	205,869
Small Cap Growth	69,602
All Cap Value	241,585
Disciplined Large Cap Value	238,120
International Equity	341,689
Strategic Income	1,026,474
LifeModel AggressiveSM	116,902
LifeModel Moderately AggressiveSM	197,768
LifeModel ModerateSM	281,120
LifeModel Moderately ConservativeSM	58,738
LifeModel ConservativeSM	46,831
Total Return Bond	340,366
Short Term Bond	181,601

Administration Fee – FTAM is the Trust’s administrator (the “Administrator”) and generally assists in all aspects of the Trust’s administration and operations, including providing the Funds with certain administrative personnel and services necessary to operate the Funds. FTAM receives administration fees at the annual rates shown below, which are computed daily and paid monthly based on average daily net assets of the Trust; the fees are prorated among the Funds based upon their relative average daily net assets.

Administration Fee	Trust Average Daily Net Assets
0.20%	Up to $1 billion
0.18%	In excess of $1 billion up to $2 billion
0.17%	In excess of $2 billion

For certain Funds, FTAM has voluntarily agreed to waive a portion of its administration fee. In addition, a $10,000 annual, per class, per Fund fee applies beyond the first four classes per Fund, and each Fund that commences operations after September 18, 2002 is subject to an annual $20,000 minimum fee. FTAM has contractually agreed to waive fees and/or reimburse all Funds pursuant to an expense limitation agreement. See the table of advisory fees, waivers and expense limitations below.

For the twelve months ended July 31, 2012, FTAM voluntarily waived the following administration fees:

Fund	Administration Fee Waiver
Mid Cap Growth	$ 191,071
Quality Growth	293,207
Micro Cap Growth	185,744
Small Cap Growth	176,150
All Cap Value	334,463
Disciplined Large Cap Value	377,252
International Equity	84,766
Strategic Income	347,761
LifeModel AggressiveSM	397,278
LifeModel Moderately AggressiveSM	629,239
LifeModel ModerateSM	654,920
LifeModel Moderately ConservativeSM	249,131
LifeModel ConservativeSM	214,391
High Yield Bond	322,775
Total Return Bond	319,638
Short Term Bond	434,715

Advisory Fees, Waivers, Expense Limitations – In its capacity as Advisor and Administrator, FTAM has entered into an expense limitation agreement with the Funds. Under the terms of the expense limitation agreement, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the specified expense limit for the Fund, the excess amount will be borne by FTAM. If the operating expenses are less than the specified expense limit

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for the Fund, FTAM shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense limit for the Fund, under the period of the agreement (currently the period for the 37 months commencing November 2, 2009 or for the 12 months commencing November 26, 2011). Such reimbursement shall be paid only while the expense limitation agreement is in effect and only if such amount paid, together with all other amounts reimbursed under this agreement in the fiscal year, does not cause the Fund to exceed the expense limitation. All waivers not recovered at the end of the period expire on either November 23, 2012 or November 30, 2012 (see table below). The Funds’ various annual fee rates, waivers and expense limitations as of this report date are as follows:

				Contractual
				Expense
				Limitation/
				Reimbursement
		Advisory	Administration	Recoverable	Class Expense Limitation *
	Advisory	Fee	Fee	Expiration					Reimbursement
Fund	Fee	Waiver	Waiver	Date	Institutional	A	B	C	Recoverable **
Mid Cap Growth	0.80%	0.10%	0.1749%	11/23/12	0.95%	1.20%	1.95%	1.95%	$180,176
Quality Growth *	0.80%	0.10%	0.0981%	11/23/12	0.95%	1.20%	1.95%	1.95%	$405,991
Micro Cap Value	1.00%	NA	0.1749%	11/23/12	1.35%	1.60%	2.35%	2.35%	$123,646
Small Cap Value *	0.90%	0.15%	0.1749%	11/23/12	0.95%	1.20%	1.95%	1.95%	$187,738
All Cap Value *	1.00%	0.30%	0.1749%	11/23/12	0.85%	1.10%	1.85%	1.85%	$401,900
Disciplined Large
Cap Value *	0.80%	0.15%	0.1749%	11/23/12	0.75%	1.00%	1.75%	1.75%	$444,947
International Equity Ω *	1.00%	0.24%	0.0556%	11/23/12	1.11%	1.36%	2.11%	2.11%	$301,919
Strategic Income *	1.00%	0.50%	0.1648%	11/30/12	0.69%	0.94%	1.69%	1.69%	$2,551,387
LifeModel AggressiveSM	0.15%	0.12%	0.1749%	11/30/12	0.08%	0.33%	1.08%	1.08%	$1,455,457
LifeModel Moderately
AggressiveSM	0.15%	0.12%	0.1749%	11/30/12	0.08%	0.33%	1.08%	1.08%	$2,406,073
LifeModel ModerateSM	0.15%	0.12%	0.1749%	11/30/12	0.08%	0.33%	1.08%	1.08%	$2,666,732
LifeModel Moderately
ConservativeSM	0.15%	0.12%	0.1749%	11/30/12	0.08%	0.33%	1.08%	1.08%	$861,671
LifeModel ConservativeSM	0.15%	0.12%	0.1749%	11/30/12	0.08%	0.33%	1.08%	1.08%	$696,033
High Yield Bond	0.70%	NA	0.1749%	11/23/12	0.74%	0.99%	1.74%	1.74%	$238,429
Total Return Bond	0.60%	0.15%	0.1408%	11/23/12	0.63%	0.88%	1.63%	1.63%	$449,999
Short Term Bond *	0.50%	0.10%	0.1749%	11/30/12	0.47%	0.72%	NA	1.47%	$1,849,812

*
The Funds’ expense limitation for each class increased/decreased by the following annual amounts during the period ended as of this report date. FTAM accompanied these increases/decreases in limitations with a corresponding increase or decrease, respectively in an advisory or administration waiver.

Fund	Increase/(Decrease) in Limitation	Effective Date
Quality Growth	(0.11)%	November 23, 2011
Small Cap Value	(0.13)%	November 23, 2011
All Cap Value	(0.11)%	November 23, 2011
Disciplined Large Cap Value	(0.07)%	November 23, 2011
International Equity	(0.05)%	November 23, 2011
Strategic Income	(0.05)%	November 23, 2011
Short Term Bond	(0.02)%	November 23, 2011

**
The cumulative amounts waived and/or reimbursed which may be potentially recoverable by FTAM under the expense limitation agreements for the period from November 2, 2009 through July 31, 2012 for those funds with expense limitation agreements expiring November 30, 2012 and for the period from November 23, 2011 through July 31, 2012 for those funds with expense limitation agreements expiring November 23, 2012.

Ω	International Equity’s Advisory Fee is 0.85% for net assets in excess of $750 million.

Accounting Fees – FTAM is the Funds’ accounting agent. FTAM receives accounting fees at the annual rates shown below which are computed daily and paid monthly based on average daily net assets of each Fund, subject to a $30,000 per Fund annual minimum, plus out-of-pocket expenses.
119

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

Accounting Fee	Fund Average Daily Net Assets
0.020%	Up to $500 million
0.015%	In excess of $500 million up to $1 billion
0.010%	In excess of $1 billion

In addition, a $10,000 annual flat per class, per fund fee applies beyond the initial class of shares.

Distribution and/or Servicing Fees – The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. FTAM Funds Distributor, Inc. is the Trust’s distributor/principal underwriter (the “Distributor”). Under the terms of the Plan, the Funds will compensate the Distributor from the net assets of the Funds’ Class A, Class B and Class C shares to finance activities intended to result in the sales of each Fund’s shares. The Plan provides that the Funds will incur fees accrued daily and paid monthly to the Distributor at annual rates up to or equal to that shown below based on average daily net assets of the respective classes in the Plan.

Class	Distribution/Servicing Fee
Class A	0.25%
Class B	1.00%
Class C	0.75%

In addition, the Distributor earned commissions on certain sales of Class A shares (most of which commissions are reallowed to the selling broker-dealer) as well as contingent deferred sales commissions (CDSC) on certain redemptions of Class A, B and C shares (all of which are paid to the finance agent who financed advance commissions, as applicable, on sales of these shares). FTAM is the Class C advance commission finance agent. For the twelve months ended July 31, 2012, FTAM earned $9,504 in CDSC fees from the Trust. Effective July 1, 2012 FTAM is the Class B advance commission finance agent. For the month ended July 31, 2012, FTAM earned $848 in CDSC fees from the Trust. Affiliates of FTAM earned reallowed sales commissions of $140,850 and 12b-1 distribution/servicing fees as well as administrative servicing fees (see below) of $1,041,886 from the Trust for the period ended as of the report date.

Administrative Servicing Fee – The Trust has a Shareholder Servicing Plan with the Distributor with respect to Class C. Under the Agreement, certain administrative services, including those relating to the maintenance of shareholder accounts, were provided to these shareholders during the year. The Distributor, as well as other financial institutions (which may include affiliates of the Advisor) receives fees computed at rates up to or equal to those shown below, based on average daily net assets of the respective classes.

Class	Administrative Servicing Fee
Class C	0.25%

Transfer and Dividend Disbursing Agent – Pursuant to a Services Agreement with the Trust dated May 14, 2007, FTAM provides certain services on behalf of the Trust. Under this agreement, FTAM’s fees are paid monthly and are accrued daily based upon each Fund of the Trust’s relative average daily net assets, at the aggregate annual amount of $370,000. FTAM earned $370,000 from the Trust in service fees for the period ended as of this report date.

Other – Certain officers of the Trust are also officers of FTAM and/or its affiliates. Certain non-principal officers of the Trust are also employees of State Street. None of these officers are paid any fees by the Trust.

The Trust reimbursed FTAM for fees paid to a third party in connection with the negotiation of a new custody agreement. For the year ended July 31, 2012, the fees were $29,790. The fees were allocated to each Fund based on actual expenses incurred by the Fund.

Payments by Affiliates – In July 2010, certain funds received a one time payment from the BISYS Fair Fund (a fund established pursuant to a settlement between the SEC and BISYS Fund Services, Inc. that requires, among other things, a distribution of settlement monies from the fair fund to benefit affected mutual funds). The impact of these payments is not reflected in the net expense ratios in the Financial Highlights. The impact to the net expense ratios and total return was not significant.

120

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

During the year ended July 31, 2009, the Advisor paid the following money to certain funds related to share price reprocessing stemming from the Lehman Brothers, Inc. bankruptcy. For each of the Funds, the payments did not have a significant impact on their respective total returns.

Fund	Payment by Advisor
LifeModel AggressiveSM	31,587
LifeModel Moderately AggressiveSM	44,610
LifeModel ModerateSM	32,554
LifeModel Moderately ConservativeSM	11,077
LifeModel ConservativeSM	3,965

(6)	Investment Transactions

Cost of purchases and proceeds from sales of investments (excluding short-term securities) for the period ended as of this report date were as follows:

	Non U.S. Governmental Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Mid Cap Growth	$103,687,980	$112,542,245	$–	$–
Quality Growth	137,542,889	189,680,447	–	436,154
Micro Cap Value	20,418,698	28,716,100	–	–
Small Cap Value	34,148,418	41,906,860	–	–
All Cap Value	52,816,452	77,568,809	–	–
Disciplined Large Cap Value	157,032,248	169,312,222	–	–
International Equity	172,050,059	210,687,277	–	–
Strategic Income	179,589,146	89,797,963	19,791,098	7,341,012
LifeModel AggressiveSM	21,917,482	39,835,351	–	–
LifeModel Moderately AggressiveSM	27,770,681	55,470,041	–	–
LifeModel ModerateSM	31,972,337	53,231,932	–	–
LifeModel Moderately ConservativeSM	4,953,364	13,516,987	–	–
LifeModel ConservativeSM	3,667,963	4,452,242	–	–
High Yield Bond	68,787,763	37,584,121	–	–
Total Return Bond	35,633,144	59,416,220	166,700,516	181,494,705
Short Term Bond	62,339,743	103,404,548	77,488,912	116,808,890

(7)	Line of Credit

As of February 1, 2008, the Funds have an uncommitted, unsecured line of credit facility with State Street. Under the terms of the agreement, which is renewable annually, the Funds may borrow up to $100 million in the aggregate. The purpose of the facility generally is to borrow funds if necessary to meet temporary or emergency cash needs, including to fund redemption requests that might otherwise require the untimely disposition of securities. Borrowings may not exceed 33 1/3% of a Fund’s net assets and must be repaid within 60 days. Drawn loans will be priced at a bid rate, though, in any event, not less than a fixed rate plus a spread determined by State Street. There were no borrowings against the line of credit during the fiscal year ended July 31, 2012.

(8)	Federal Tax Information

It is the intention of each Fund to continue to qualify as a regulated investment company by complying with Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Accordingly, no provision for federal income or excise taxes has been made.

121

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

At July 31, 2012, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Funds file U.S. tax returns and returns in various foreign jurisdictions in which they invest. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2009-2011, no examinations are in progress or anticipated as of this report date. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act are generally effective for RICs with taxable years beginning after December 22, 2010.

The tax character of distributions paid during the fiscal years ended July 31, 2012 and 2011 was as follows:

	Year ended July 31, 2012				Year ended July 31, 2011
	Distributions paid from				Distributions paid from
Fund	Ordinary Income	Net Long Term Capital Gains	Return of Capital	Total Distributions Paid	Ordinary Income	Net Long Term Capital Gains	Return of Capital	Total Distributions Paid
Quality Growth	$–	$–	$–	$–	$326,845	$–	$–	$326,845
Small Cap Value	167,449	3,340,955	–	3,508,404	264,384	–	–	264,384
All Cap Value	1,417,629	–	–	1,417,629	1,345,076	–	–	1,345,076
Disciplined Large Cap Value	3,417,981	–	–	3,417,981	4,540,206	–	–	4,540,206
International Equity	4,727,748	–	–	4,727,748	5,411,319	–	–	5,411,319
Strategic Income	10,351,922	–	–	10,351,922	6,592,368	–	–	6,592,368
LifeModel AggressiveSM	1,099,160	–	266,006	1,365,166	1,338,361	–	–	1,338,361
LifeModel Moderately AggressiveSM	2,754,430	–	270,637	3,025,067	3,153,127	–	–	3,153,127
LifeModel ModerateSM	5,514,640	–	56,284	5,570,924	6,043,563	–	–	6,043,563
LifeModel Moderately ConservativeSM	1,256,408	–	–	1,256,408	1,413,788	–	–	1,413,788
LifeModel ConservativeSM	1,160,923	–	–	1,160,923	1,221,151	–	–	1,221,151
High Yield Bond	5,112,693	–	–	5,112,693	4,704,008	–	–	4,704,008
Total Return Bond	9,598,670	–	–	9,598,670	13,130,691	–	–	13,130,691
Short Term Bond	2,571,721	–	–	2,571,721	4,659,736	–	–	4,659,736

As of July 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/(Deficit)
Mid Cap Growth	$–	$–	$(21,304,837)	$11,624,400	$(9,680,437)
Quality Growth	298,185	7,440,527	–	67,117,166	74,855,878
Micro Cap Value	–	1,899,700	(33,118)	644,633	2,511,215
Small Cap Value	361,649	–	(124,397)	2,125,377	2,362,629
All Cap Value	21,042	–	(24,746,785)	4,360,604	(20,365,139)
Disciplined Large Cap Value	110,235	–	(67,193,342)	20,114,298	(46,968,809)
International Equity	3,519,170	–	(138,225,815)	2,268,155	(132,438,490)
Strategic Income	(589,000)	–	(18,163,572)	12,154,831	(6,597,741)
LifeModel AggressiveSM	–	–	(18,552,266)	5,756,271	(12,795,995)
LifeModel Moderately AggressiveSM	–	–	(25,280,668)	14,396,401	(10,884,267)
LifeModel ModerateSM	–	–	(41,707,090)	15,172,084	(26,535,006)
LifeModel Moderately ConservativeSM	4,622	–	(4,533,719)	1,908,080	(2,621,017)
LifeModel ConservativeSM	56,638	–	(2,602,066)	284,035	(2,261,393)
High Yield Bond	82,621	–	(1,234,811)	2,047,115	894,925
Total Return Bond	946,190	–	(102,181,817)	9,672,150	(91,563,477)
Short Term Bond	131,550	–	(17,259,164)	(814,901)	(17,942,515)

*
The difference between the book basis and tax basis unrealized appreciation (depreciation) is attributable to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discounts, passive foreign investment company losses and return of capital distributions.

122

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

As of July 31, 2012, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations:

	Expiration Year
Fund	2013	2014	2015	2016	2017	2018	2019	Total
Mid Cap Growth	$–	$–	$–	$–	$271,130	$20,830,375	$–	$21,101,505
All Cap Value	–	–	–	–	–	24,746,785	–	24,746,785
Disciplined Large Cap Value	–	–	–	–	–	67,193,342	–	67,193,342
International Equity	–	–	–	–	49,777,567	70,912,135	–	120,689,702
Strategic Income	–	–	–	–	–	7,962,360	10,201,212	18,163,572
LifeModel AggressiveSM	–	–	–	–	–	586,237	10,323,235	10,909,472
LifeModel Moderately AggressiveSM	–	–	–	–	–	2,785,698	16,007,836	18,793,534
LifeModel ModerateSM	–	–	–	–	855,404	21,071,864	9,670,605	31,597,873
LifeModel Moderately ConservativeSM	–	–	–	–	764,706	563,235	2,699,589	4,027,530
LifeModel ConservativeSM	–	–	–	–	180,556	395,728	1,487,870	2,064,154
High Yield Bond	–	–	–	–	–	1,234,811	–	1,234,811
Total Return Bond	6,705,683	12,507,496	4,893,287	1,172,463	28,880,095	37,115,347	8,427,961	99,702,332
Short Term Bond	2,771,278	9,778,491	4,709,395	–	–	–	–	17,259,164

Under the Modernization Act, a Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Fund	Long Term Losses	Short Term Losses
Small Cap Value	$124,397	$–
International Equity	–	17,536,113
LifeModel AggressiveSM	7,642,794	–
LifeModel Moderately AggressiveSM	6,487,134	–
LifeModel ModerateSM	10,109,217	–
LifeModel Moderately ConservativeSM	506,189	–
LifeModel ConservativeSM	537,912	–
Total Return Bond	2,479,485	–

Certain ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended July 31, 2012, the following Funds deferred to August 1, 2012 late year ordinary losses:

Fund	Late Year Ordinary Losses
Mid Cap Growth	$203,332
Micro Cap Value	33,118

During the year ended July 31, 2012, the Funds used/expired capital loss carryforwards in the following amounts:

	Amount Used	Amount Expired
Mid Cap Growth	$7,887,265	$–
Quality Growth	5,890,919	–
Micro Cap Value	1,690,052	–
All Cap Value	5,742,895	–
Disciplined Large Cap Value	11,025,756	–
Strategic Income	1,896,462	–
High Yield Bond	768,233	–
Total Return Bond	–	3,490,975
Short Term Bond	201,993	–

123

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

As of July 31, 2012, the following fund have a current year Investment Company taxable loss:

Taxable Loss
Mid Cap Growth	$102,769
Micro Cap Value	19,451

(9)	Principal Risks

Concentration Risk – International Equity invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an adverse effect on the liquidity and volatility of portfolio securities and currency holdings.

Market and Credit Risk – In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Interest Rate Risk – Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. A rise in interest rates typically causes a fall in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk.

Foreign Currency Risk – If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. This also includes the risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments.

(10)	10% Shareholders

As of July 31, 2012, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below:

	Number of Accounts	% of Shares Outstanding
Mid Cap Growth	4	65.72%
Quality Growth	3	51.86%
Micro Cap Value	1	19.01%
Small Cap Value	3	62.85%
All Cap Value	3	40.36%
Disciplined Large Cap Value	5	79.87%
International Equity	5	79.94%
Strategic Income	1	38.78%
LifeModel AggressiveSM	2	69.21%
LifeModel Moderately AggressiveSM	2	52.61%
LifeModel ModerateSM	2	77.18%
LifeModel Moderately ConservativeSM	2	50.45%
LifeModel ConservativeSM	2	66.24%
High Yield Bond	1	70.62%
Total Return Bond	3	62.13%
Short Term Bond	2	51.92%

124

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

Affiliated Shareholders

As of July 31, 2012, Fifth Third Bank and its affiliates and the retirement plans of Fifth Third Bank and its affiliates, held shares which may be redeemed at any time as detailed below:

Fund	Number of Accounts	% of Shares Outstanding
Mid Cap Growth	4	65.72%
Quality Growth	2	21.47%
Micro Cap Value	1	19.01%
Small Cap Value	2	22.58%
All Cap Value	3	40.36%
Disciplined Large Cap Value	4	54.77%
International Equity	4	53.67%
Strategic Income	1	38.78%
LifeModel AggressiveSM	1	26.75%
LifeModel Moderately AggressiveSM	1	28.80%
LifeModel ModerateSM	1	29.66%
LifeModel Moderately ConservativeSM	1	30.74%
LifeModel ConservativeSM	1	40.57%
High Yield Bond	1	70.62%
Total Return Bond	3	62.13%
Short Term Bond	2	51.92%

(11)	Guarantees and Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for the general indemnification of Trustees and Officers. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

(12)	Securities Valuations

The Funds use various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

125

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. There were no transfers between level 1 and level 2 during the period ended July 31, 2012.

(13)	Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stock) – Portfolio securities listed or traded on domestic securities exchanges or in the over-the-counter market are valued at the latest available sales price on the exchange or system where the security is principally traded (except for securities traded on NASDAQ, which are valued at the NASDAQ Official Closing Price) or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Securities for which the principal market is not a securities exchange or an over-the-counter market are valued at the mean of their latest bid and asked quotations in such principal market. Securities in International Equity listed or traded on non-domestic exchanges are valued at the closing mid-market price on the exchanges on which they trade. To the extent that these securities are actively traded and valuations adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Investments for which such quotations are not readily available, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee in accordance with procedures adopted by the Trustees. These securities are categorized in level 3. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which such securities are traded closes and the time when the Funds’ net asset values are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, International Equity will use a systematic valuation model provided by an independent third party to value its foreign securities. When International Equity uses this fair value pricing method, the value assigned to International Equity’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges and the securities are categorized in level 2.

Corporate debt securities – Investments are priced using the closing bid as supplied by an independent pricing service based on observable inputs. Observable inputs may include quoted prices for the identical instrument or an active market, valuation provided by dealers, prices for similar instruments, interest rates, credit risk, yield curves, default rates and similar data, etc. Although most corporate bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Short-term notes – Investments maturing in 60 days or less are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

Asset-backed securities – Investments are priced using the closing bid as supplied by an independent pricing service based on observable inputs. Observable inputs may include quoted prices for the identical instrument on a active market, valuation provided by dealers, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data, etc. Although most asset-backed securities are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Open-end investment companies – Investments are valued at net asset value as reported by such investment companies and are categorized as level 1.

U.S. government issuers – Investments are priced at the closing bid as supplied by an independent pricing service based on observable inputs. Observable inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates and similar data, etc. Although most U.S. Government bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

126

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

Derivative instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (OTC) derivative contracts include swap contracts related to the credit standing of reference entities. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled taking in to account the counterparties’ creditworthiness and using a series of techniques, including simulation models. The OTC derivative products valued by the Funds using pricing models are categorized within level 2 of the fair value hierarchy.

The following is a summary of the fair value hierarchy according to the inputs used as of July 31, 2012 in valuing the Funds’ assets and liabilities:

	Fair Value Measurement at 7/31/2012 using
	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs	Value at
	(Level 1)	(Level 2)	(Level 3)	7/31/12
Mid Cap Growth
Assets
Common Stocks*	$78,561,530	$–	$–	$78,561,530
Investments in Affiliates	3,428,232	–	–	3,428,232
Total	$81,989,762	$–	$–	$81,989,762
Quality Growth
Assets
Common Stocks*	$279,975,272	$–	$–	$279,975,272
Investments in Affiliates	8,348,260	–	–	8,348,260
Total	$288,323,532	$–	$–	$288,323,532
Micro Cap Value
Assets
Common Stocks*	$38,390,979	$–	$–	$38,390,979
Investments in Affiliates	3,917,629	–	–	3,917,629
Total	$42,308,608	$–	$–	$42,308,608
Small Cap Value
Assets
Common Stocks*	$50,431,019	$–	$–	$50,431,019
Investments in Affiliates	2,236,290	–	–	2,236,290
Total	$52,667,309	$–	$–	$52,667,309
All Cap Value
Assets
Common Stocks*	$75,535,812	$–	$–	$75,535,812
Investments in Affiliates	2,969,059	–	–	2,969,059
Total	$78,504,871	$–	$–	$78,504,871
Disciplined Large Cap Value
Assets
Common Stocks*	$189,123,346	$–	$–	$189,123,346
Investments in Affiliates	3,968,445	–	–	3,968,445
Total	$193,091,791	$–	$–	$193,091,791
International Equity
Assets
Foreign Stocks*	$109,129,148	$–	$–	$109,129,148
Investment Companies	205,000	–	–	205,000
Investments in Affiliates	19,659,316	–	–	19,659,316
Other Financial Instruments**
Equity Contracts	616,795	–	–	616,795
Total	$129,610,259	$–	$–	$129,610,259
127

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

	Fair Value Measurement at 7/31/2012 using
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 7/31/12
Strategic Income
Assets
Asset-Backed Securities	$–	$8,727,438	$–	$8,727,438
Corporate Bonds	–	76,742,271	–	76,742,271
Foreign Bonds*	–	28,903,125	–	28,903,125
Mortgage-Backed Securities	–	25,409,788	–	25,409,788
Municipal Bonds	–	3,890,149	–	3,890,149
Common Stocks*	25,026,226	–	–	25,026,226
Investment Companies	4,816,960	–	–	4,816,960
Convertible Preferred Stocks	13,729,979	–	–	13,729,979
Preferred Stocks	74,296,939	–	–	74,296,939
Investments in Affiliates	9,388,244	–	–	9,388,244
Other Financial Instruments**
Credit Contracts	–	1,718,717	–	1,718,717
Foreign Exchange Contracts	388,135	–	–	388,135
Total	$127,646,483	$145,391,488	$–	$273,037,971
Liabilities
Other Financial Instruments**
Equity Contracts	$(44,221)	$–	$–	$(44,221)
Total	$(44,221)	$–	$–	$(44,221)
LifeModel AggressiveSM
Assets
Investments in Affiliates	$92,051,992	$–	$–	$92,051,992
Total	$92,051,992	$–	$–	$92,051,992
LifeModel Moderately AggressiveSM
Assets
Investments in Affiliates	$157,714,544	$–	$–	$157,714,544
Total	$157,714,544	$–	$–	$157,714,544
LifeModel ModerateSM
Assets
Investments in Affiliates	$234,126,682	$–	$–	$234,126,682
Total	$234,126,682	$–	$–	$234,126,682
LifeModel Moderately ConservativeSM
Assets
Investments in Affiliates	$46,755,247	$–	$–	$46,755,247
Total	$46,755,247	$–	$–	$46,755,247
LifeModel ConservativeSM
Assets
Investments in Affiliates	$39,474,928	$–	$–	$39,474,928
Total	$39,474,928	$–	$–	$39,474,928
High Yield Bond
Assets
Convertible Bonds	$–	$210,547	$–	$210,547
Corporate Bonds	440,705	86,203,319	–	86,644,024
Foreign Bonds*	–	8,877,622	–	8,877,622
Preferred Stocks	61,304	–	–	61,304
Investments in Affiliates	174	–	–	174
Total	$502,183	$95,291,488	$–	$95,793,671

128

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

	Fair Value Measurement at 7/31/2012 using
	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs	Value at
	(Level 1)	(Level 2)	(Level 3)	7/31/12
Total Return Bond
Assets
Asset-Backed Securities	$–	$9,793,772	$–	$9,793,772
Corporate Bonds	–	53,907,174	–	53,907,174
Foreign Bonds*	–	9,959,417	–	9,959,417
Mortgage-Backed Securities	–	104,715,440		104,715,440
Municipal Bonds	–	4,250,676	–	4,250,676
U.S. Treasury Obligations	–	27,152,164	–	27,152,164
Preferred Stocks	5,332,269	–	–	5,332,269
Investments in Affiliates	9,192,393	–	–	9,192,393
Other Financial Instruments**
Interest Rate Contracts	56,149	–	–	56,149
Foreign Exchange Contracts	221,601	–	–	221,601
Total	$14,802,412	$209,778,643	$–	$224,581,055
Liabilities
Other Financial Instruments**
Equity Contracts	$(17,689)	$–	$–	$(17,689)
Total	$(17,689)	$–	$–	$(17,689)
Short Term Bond
Assets
Asset-Backed Securities	$–	$15,649,719	$–	$15,649,719
Corporate Bonds	–	43,764,630	–	43,764,630
Foreign Bonds*	–	13,853,944	–	13,853,944
Mortgage-Backed Securities	–	34,008,447	–	34,008,447
Municipal Bonds	–	677,875	–	677,875
U.S. Government Agencies	–	45,472,733	–	45,472,733
U.S. Treasury Obligations	–	9,731,882	–	9,731,882
Investments in Affiliates	126,414	–	–	126,414
Other Financial Instruments**
Interest Rate Contracts	27,674	–	–	27,674
Total	$154,088	$163,159,230	$–	$163,313,318

*	Refer to Schedules of Investments for further information by industry/type and country.
**	Financial derivative instruments may include open futures contracts, swap contracts and forward foreign currency contracts.

129

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

The following is a reconciliation of the fair valuation using significant unobservable inputs (level 3) for the Funds during the twelve months ended July 31, 2012:

Net
Change in
Unrealized
						Total				Appreciation
					Total	Change in				(Depreciation)
	Beginning			Accrued	Realized	Unrealized	Transfers	Transfers	Ending	on Investments
Total Return	balance			Discounts	Gains	Appreciation	in to	Out of	Balance	Held at
Bond	7/31/2011	Purchases	Sales	(Premiums)	(Losses)	(Depreciation)	Level 3	Level 3	7/31/2012	7/31/2012

Mortgage-Backed
Securities
Agency
Collateral
Other	$4,206,825	$–	$(6,273,750)	$14	$1,038,783	$1,028,128	$–	$–	$–	$–
Total	$4,206,825	$–	$(6,273,750)	$14	$1,038,783	$1,028,128	$–	$–	$–	$–

Realized gain/(loss) and net change in unrealized appreciation/(depreciation) is reflected in the Statements of Operations.

(14) Fair Value of Derivative Instruments*

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure:

Small Cap Value

The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2012:

	Derivatives Not Accounted for as Hedging Instruments Under Statement 133
	Interest Rate	Foreign Exchange	Credit	Equity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Realized Gain/ (Loss) on
Derivative Recognized as
a Result from Operations
Net realized gains/ (losses)
on investments, swaps, options and
foreign currency transactions	$–	$–	$–	$13,100	$–	$13,100

130

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

International Equity

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2012:

	Derivatives Not Accounted for as Hedging Instruments Under Statement 133
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Asset Derivatives

Receivable for variation margin on futures contracts**	$–	$–	$–	$616,795	$–	$616,795

The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2012:

	Derivatives Not Accounted for as Hedging Instruments Under Statement 133
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain/ (Loss) on Derivative Recognized as a Result from Operations

Net realized gains/ (losses) on futures transactions	$–	$(136,260)	$–	$(2,094,898)	$–	$(2,231,158)

Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized as a Result from Operations

Change in unrealized appreciation/ (depreciation) on investments, futures, swaps and foreign currency transactions	$–	$(176,361)	$–	$641,625	$–	$465,264

Strategic Income

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2012:

	Derivatives Not Accounted for as Hedging Instruments Under Statement 133
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Asset Derivatives

Unrealized appreciation on forward foreign currency contracts	$–	$455,076	$–	$–	$–	$455,076

Liabilities Derivatives

Payable for variation margin on futures contracts**	$–	$–	$–	$(44,221)	$–	$(44,221)
Unrealized Depreciation on forward foreign currency contracts	$–	$(66,941)	$–	$–	$–	$(66,941)
	$–	$388,135	$–	$(44,221)	$–	$343,914

131

Fifth Third Funds
Notes to Financial Statements, continued July 31, 2012

Strategic Income, continued

The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2012:

	Derivatives Not Accounted for as Hedging Instruments Under Statement 133
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain/ (Loss) on Derivative Recognized as a Result from Operations

Net realized gains/ (losses) on futures transactions	$(198,953)	$–	$–	$1,155,919	$–	$956,966
Net realized gains/ (losses) on investments, swaps, options and foreign currency transactions	$(330,458)	$(192,651)	$111,933	$–	$–	$(411,176)
	$(529,411)	$(192,651)	$111,933	$1,155,919	$–	$545,790

Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized as a Result from Operations

Change in unrealized appreciation/ (depreciation) on investments, futures, swaps and foreign currency transactions	$–	$538,851	$17,361	$(181,880)	$–	$374,332

Total Return Bond

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2012:

	Derivatives Not Accounted for as Hedging Instruments Under Statement 133
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Asset Derivatives

Unrealized appreciation on forward foreign currency contracts	$–	$221,601	$–	$–	$–	$221,601
Receivable (Payable) for variation margin on futures contracts**	$56,149	$–	$–	$(17,689)	$–	$38,460
Liabilities Derivatives
	$56,149	$221,601	$–	$(17,689)	$–	$260,061

132

Fifth Third Funds
Notes to Financial Statements, continued July 31, 2012

Total Return Bond, continued

The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2012:

	Derivatives Not Accounted for as Hedging Instruments Under Statement 133
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain/ (Loss) on Derivative Recognized as a Result from Operations

Net realized gains / (losses) on futures transactions	$1,462,773	$–	$–	$118,356	$–	$1,581,129

Net realized gains/ (losses) on investments, swaps, options and foreign currency transactions	$(9,453)	$(44,330)	$68,490	$–	$–	$14,707
	$1,453,320	$(44,330)	$68,490	$118,356	$–	$1,595,836

Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized as a Result from Operations

Change in unrealized appreciation/ (depreciation) on investments, futures, swaps and foreign currency transactions	$(328,965)	$221,601	$(2,616)	$(17,689)	$–	$(127,669)

Short Term Bond

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2012:

	Derivatives Not Accounted for as Hedging Instruments Under Statement 133
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Asset Derivatives

Receivable for variation margin on futures contracts**	$27,674	$–	$–	$–	$–	$27,674

The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2012:

	Derivatives Not Accounted for as Hedging Instruments Under Statement 133
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain/ (Loss) on Derivative Recognized as a Result from Operations

Net realized gains / (losses) on futures transactions	$129,205	$–	$–	$–	$–	$129,205

Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized as a Result from Operations

Change in unrealized appreciation/ (depreciation) on investments, futures, swaps and foreign currency transactions	$(51,250)	$–	$–	$–	$–	$(51,250)

*	See Note 2 – Significant Accounting Policies for additional information.

**
The Fair Values of Derivative Instruments may include cumulative appreciation/(depreciation) of futures contracts as reported in the Notes to Schedules of Investments. Only the current day’s variation margin is reported in the Statements of Assets and Liabilities.

133

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

For the year ended July 31, 2012, the average quarterly balance of outstanding derivative financial instruments was as follows:

	Small Cap	International	Strategic	Total Return	Short Term
	Value	Equity	Income	Bond	Bond
Forward currency contracts:
Average number of contracts purchased	–	–	2	1	–
Average number of contracts sold	–	–	–	–	–
Average U.S. dollar amounts purchased	–	–	6,724,466	2,648,351	–
Average U.S. dollar amounts sold	–	–	1,460,000	–	–
Futures contracts:
Average number of contracts purchased	–	198	36	131	85
Average number of contracts sold	–	1	–	–	–
Average notional amount of contracts purchased	–	15,278,055	707,942	15,915,750	18,709,357
Average notional amount of contracts sold	–	98,995	–	–	–
Swap contracts:
Average notional amount of contracts purchased	–	–	–	–	–
Average notional amount of contracts sold	–	–	–	2,100,000	–
Options contracts:
Average number of contracts purchased	–	–	90	5	–
Average number of contracts sold	40	–	–	–	–
Average notional amount of contracts purchased	–	–	90,000	5,000	–
Average notional amount of contracts sold	4,000	–	–	–	–

(15) Litigation Matters

Payment – During the year ended July 31, 2011, Total Return Bond received payments to settle various litigations related to securities held by the Fund. The total returns for the year ended July 31, 2011 for each class of the Fund would have been lower had the payment not been made; see Notes to Financial Highlights.

(16) Subsequent Event

The Fifth Third Bank retirement plan redeemed all investments in the Fifth Third LifeModelSM Funds on August 30, 2012.  The percentages redeemed are listed below:

Fund	Percentage Redeemed
LifeModel AggressiveSM	42.21%
LifeModel Moderately AggressiveSM	23.76%
LifeModel ModerateSM	49.57%
LifeModel Moderately ConservativeSM	20.86%
LifeModel ConservativeSM	26.29%

134

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Fifth Third Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fifth Third Prime Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund (four series of Fifth Third Funds, hereafter referred to as the “Funds”) at July 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
September 6, 2012

135

Fifth Third Funds
Supplemental Information (Unaudited)

FIFTH THIRD FUNDS MANAGEMENT ^

The Trustees and Officers of the Funds, their age, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 38 Fountain Square Plaza, Cincinnati, Ohio 45202.

Independent Trustees

				Number of
				Portfolios in Fund	Other
	Position(s)	Term of Office and	Principal Occupation(s)	Complex Overseen	Directorships
Name and Age	Held with the Funds	Length of Time Served1	During the Past 5 Years	by Trustee	Held by Trustee
Edward Burke Carey Age: 67	Chairman – Board of Trustees	January 1989–Present	Carey Realty Investments, Inc. (real estate development and consulting), President, 1990–Present.	20	Canisius College – Trustee.

David J. Durham Age: 67	Trustee	June 2001–Present	Chairman of Clipper Products, Inc., a wholesale distributor, Chairman of Norris 2005–Present. Products Corp., a wholesale distributor, 2005–Present. President and Chief Executive Officer of Clipper Products, Inc., 1997–Present.	20	None

J. Joseph Hale Jr. Age: 62	Trustee	March 2001–Present	Consultant, Duke Energy, July 2010–Present. President and CEO of MediLux Health Care, April 2008–March 2010. EVP and Managing Director, DHR International (executive recruiter), April 2007–2008. President, Cinergy Foundation, November 2001–March 2006.	20	Trustee for Hanover College, The Egan Maritime Institute, The Sconset Chapel, The Sconset Trust, The March of Dimes. The Community Foundation for Nantucket

John E. Jaymont Age: 67	Trustee	October 2001–Present	Business Development Director, Printing Industries of Ohio/North Kentucky (printing industry association), Feb. 2002–Present.	20	None

David J. Gruber Age: 48	Trustee	December 2003–Present	President, DJG Financial Consulting (accounting and finance consultant), June 2007–Present. Resources Global Professionals, Project Professional, December 2004–June 2007.	20	CASA of Delaware County

Interested Trustee

E. Keith Wirtz2 Age: 52	President and Trustee	President, April 2007– Present. Trustee March 2010–Present	President, Fifth Third Asset Management, Inc., 2003–Present.	20	None

^ Additional disclosure can be found in the Statement of Additional Information, which can be obtained by calling 1-800-282-5706.

136

Fifth Third Funds
Supplemental Information, continued (Unaudited)

Officers
	Position(s)	Term of Office and
Name and Age	Held with the Funds	Length of Time Served1	Principal Occupation(s) During the Past 5 Years
Matthew A. Ebersbach Age: 42	Vice President	March 2006–Present	Vice President of Fifth Third Bank since 2001. Registered representative of FTAM Funds Distributor, Inc.

Richard B. Ille Age: 47	Vice President	April 2007–Present	Managing Director, Products and Marketing, Fifth Third Asset Management, Inc., 2001–Present. Registered representative of FTAM Funds Distributor, Inc.

James A. Mautino Age: 44	Anti-Money Laundering and Chief Compliance	February 2007–Present	Vice President and Chief Compliance Officer, Fifth Third Asset Management, Inc., August 2005–Present.

Shannon King Age: 40	Treasurer	March 2008–Present
Vice President, Fifth Third Asset Management, Inc., September 2007– Present. Assistant Vice President and Capital Markets Derivative Manager, Fifth Third Bank, 2005–2007. Registered representative of FTAM Funds Distributor Inc.

Julie Tedesco Age: 54	Secretary	June 2011–Present	Senior Vice President and Counsel, State Street Bank and Trust Company (a Massachusetts trust company), 2000–Present.

Tracy Kaufman Age: 53	Assistant Treasurer	June 2007–Present	Assistant Vice President, State Street Bank and Trust Company (a Massachusetts trust company), 1986–Present.

Francine S. Hayes Age: 44	Assistant Secretary	June 2007–Present	Vice President and Counsel, State Street Bank and Trust Company (a Massachusetts trust company), 2004–Present.

1.	Each Trustee serves until the election and qualification of a successor, or until death, resignation, retirement or removal as provided in the Trust’s Amended and Restated Declaration of Trust. Retirement occurs on the last day of the fiscal year in which the Trustee’s 73rd birthday occurs. The Trust’s Officers are elected annually by the Trustees.
2.	Mr. Wirtz is an interested Trustee of the Trust due to his position with the Advisor.

137

Fifth Third Funds
Supplemental Information, continued (Unaudited)

Additional Tax Information

For the taxable year ended July 31, 2012, the following percentage of income dividends paid by the Fund qualify for the dividends received deduction available to corporations:

Percentage
Small Cap Value	100%
All Cap Value	100%
Disciplined Large Cap Value	100%
Strategic Income	18%
LifeModel AggressiveSM	65%
LifeModel Moderately AggressiveSM	37%
LifeModel ModerateSM	21%
LifeModel Moderately ConservativeSM	16%
LifeModel ConservativeSM	9%
Total Return Bond	2%

For the fiscal year ended July 31, 2012, certain dividends paid by the Funds are subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  To the extent dividends are paid during the calendar year 2012, complete information will be reported on shareholders’ 2012 Form 1099-DIV. The Funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2012:

Amount
Small Cap Value	$167,449
All Cap Value	1,417,629
Disciplined Large Cap Value	3,417,981
International Equity	5,222,466
Strategic Income	2,382,097
LifeModel AggressiveSM	1,130,251
LifeModel Moderately AggressiveSM	1,784,149
LifeModel ModerateSM	1,685,821
LifeModel Moderately ConservativeSM	317,975
LifeModel ConservativeSM	145,426
Total Return Bond	186,608

The Funds designate the following amounts or maximum amounts allowable as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals.  The amounts designated may not agree with the long term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

Amount
Small Cap Value	$3,340,955

International Equity may elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on July 31, 2012 are as follows:

	Foreign Source	Foreign Tax
	Income	Expense
International Equity	$0.31	$0.03

If elected, the pass-through of the foreign tax credit will affect only those persons who are shareholders on the dividend record date in December 2012.  These shareholders will receive more detailed information along with their 2012 Form 1099-DIV.

138

Fifth Third Funds
Supplemental Information, continued (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the Fifth Third Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service 12b-1 fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 through July 31, 2012.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The expense ratio may vary period to period because of various factors, as a result of expenses incurred that are outside the cap (such as dividends on securities sold short, extraordinary expenses and interest expense.)

				Expense	Expense
		Beginning	Ending	Paid	Ratio
		Account	Account	During	During
		Value	Value	Period*	Period
		2/1/12	7/31/12	2/1/12–7/31/12	2/1/12–7/31/12
Mid Cap Growth	Institutional Shares	1,000.00	1,047.90	4.84	0.95%
	Class A Shares	1,000.00	1,046.30	6.11	1.20%
	Class B Shares	1,000.00	1,042.60	9.90	1.95%
	Class C Shares	1,000.00	1,042.30	9.90	1.95%

Quality Growth	Institutional Shares	1,000.00	1,027.00	4.79	0.95%
	Class A Shares	1,000.00	1,026.10	6.05	1.20%
	Class B Shares	1,000.00	1,022.50	9.81	1.95%
	Class C Shares	1,000.00	1,021.90	9.80	1.95%

Micro Cap Value	Institutional Shares	1,000.00	985.00	6.66	1.35%
	Class A Shares	1,000.00	983.80	7.89	1.60%
	Class B Shares	1,000.00	979.10	11.56	2.35%
	Class C Shares	1,000.00	981.70	11.58	2.35%

Small Cap Value	Institutional Shares	1,000.00	965.20	4.64	0.95%
	Class A Shares	1,000.00	964.20	5.86	1.20%
	Class B Shares	1,000.00	961.00	9.51	1.95%
	Class C Shares	1,000.00	960.30	9.50	1.95%

All Cap Value	Institutional Shares	1,000.00	999.50	4.23	0.85%
	Class A Shares	1,000.00	998.20	5.47	1.10%
	Class B Shares	1,000.00	994.60	9.17	1.85%
	Class C Shares	1,000.00	994.50	9.17	1.85%

Disciplined Large Cap Value	Institutional Shares	1,000.00	1,019.60	3.77	0.75%
	Class A Shares	1,000.00	1,018.40	5.02	1.00%
	Class B Shares	1,000.00	1,014.60	8.77	1.75%
	Class C Shares	1,000.00	1,014.80	8.77	1.75%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
139

Fifth Third Funds
Supplemental Information, continued (Unaudited)

				Expense	Expense
		Beginning	Ending	Paid	Ratio
		Account	Account	During	During
		Value	Value	Period*	Period
		2/1/12	7/31/12	2/1/12–7/31/12	2/1/12–7/31/12
International Equity	Institutional Shares	1,000.00	975.20	5.55	1.13%
	Class A Shares	1,000.00	973.80	6.77	1.38%
	Class B Shares	1,000.00	970.90	10.44	2.13%
	Class C Shares	1,000.00	970.50	10.44	2.13%

Strategic Income	Institutional Shares	1,000.00	1,048.70	3.51	0.69%
	Class A Shares	1,000.00	1,046.60	4.78	0.94%
	Class B Shares	1,000.00	1,042.80	8.58	1.69%
	Class C Shares	1,000.00	1,043.30	8.59	1.69%

LifeModel AggressiveSM	Institutional Shares	1,000.00	1,015.70	0.40	0.08%
	Class A Shares	1,000.00	1,013.70	1.65	0.33%
	Class B Shares	1,000.00	1,010.40	5.40	1.08%
	Class C Shares	1,000.00	1,010.40	5.40	1.08%

LifeModel Moderately AggressiveSM	Institutional Shares	1,000.00	1,021.00	0.40	0.08%
	Class A Shares	1,000.00	1,018.90	1.66	0.33%
	Class B Shares	1,000.00	1,015.70	5.41	1.08%
	Class C Shares	1,000.00	1,015.30	5.41	1.08%

LifeModel ModerateSM	Institutional Shares	1,000.00	1,025.40	0.40	0.08%
	Class A Shares	1,000.00	1,024.10	1.66	0.33%
	Class B Shares	1,000.00	1,019.80	5.42	1.08%
	Class C Shares	1,000.00	1,020.30	5.43	1.08%

LifeModel Moderately ConservativeSM	Institutional Shares	1,000.00	1,027.20	0.40	0.08%
	Class A Shares	1,000.00	1,026.00	1.66	0.33%
	Class B Shares	1,000.00	1,022.40	5.43	1.08%
	Class C Shares	1,000.00	1,022.40	5.43	1.08%

LifeModel ConservativeSM	Institutional Shares	1,000.00	1,031.90	0.40	0.08%
	Class A Shares	1,000.00	1,030.70	1.67	0.33%
	Class B Shares	1,000.00	1,026.20	5.44	1.08%
	Class C Shares	1,000.00	1,027.00	5.44	1.08%

High Yield Bond	Institutional Shares	1,000.00	1,049.30	3.77	0.74%
	Class A Shares	1,000.00	1,048.90	5.04	0.99%
	Class B Shares	1,000.00	1,043.90	8.84	1.74%
	Class C Shares	1,000.00	1,044.30	8.84	1.74%

Total Return Bond	Institutional Shares	1,000.00	1,049.40	3.21	0.63%
	Class A Shares	1,000.00	1,048.20	4.48	0.88%
	Class B Shares	1,000.00	1,044.10	8.28	1.63%
	Class C Shares	1,000.00	1,044.20	8.28	1.63%

Short Term Bond	Institutional Shares	1,000.00	1,010.90	2.35	0.47%
	Class A Shares	1,000.00	1,010.70	3.60	0.72%
	Class C Shares	1,000.00	1,006.90	7.34	1.47%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

140

Fifth Third Funds
Supplemental Information, continued (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fifth Third Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may however use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, as a result of expenses incurred that are outside the cap (such as dividends on securities sold short, extraordinary expenses and interest expense.)

				Expense	Expense
		Beginning	Ending	Paid	Ratio
		Account	Account	During	During
		Value	Value	Period*	Period
		2/1/12	7/31/12	2/1/12–7/31/12	2/1/12–7/31/12
Mid Cap Growth	Institutional Shares	1,000.00	1,020.14	4.77	0.95%
	Class A Shares	1,000.00	1,018.90	6.02	1.20%
	Class B Shares	1,000.00	1,015.17	9.77	1.95%
	Class C Shares	1,000.00	1,015.17	9.77	1.95%

Quality Growth	Institutional Shares	1,000.00	1,020.14	4.77	0.95%
	Class A Shares	1,000.00	1,018.90	6.02	1.20%
	Class B Shares	1,000.00	1,015.17	9.77	1.95%
	Class C Shares	1,000.00	1,015.17	9.77	1.95%

Micro Cap Value	Institutional Shares	1,000.00	1,018.15	6.77	1.35%
	Class A Shares	1,000.00	1,016.91	8.02	1.60%
	Class B Shares	1,000.00	1,013.18	11.76	2.35%
	Class C Shares	1,000.00	1,013.18	11.76	2.35%

Small Cap Value	Institutional Shares	1,000.00	1,020.14	4.77	0.95%
	Class A Shares	1,000.00	1,018.90	6.02	1.20%
	Class B Shares	1,000.00	1,015.17	9.77	1.95%
	Class C Shares	1,000.00	1,015.17	9.77	1.95%

All Cap Value	Institutional Shares	1,000.00	1,020.64	4.27	0.85%
	Class A Shares	1,000.00	1,019.39	5.52	1.10%
	Class B Shares	1,000.00	1,015.66	9.27	1.85%
	Class C Shares	1,000.00	1,015.66	9.27	1.85%

Disciplined Large Cap Value	Institutional Shares	1,000.00	1,021.13	3.77	0.75%
	Class A Shares	1,000.00	1,019.89	5.02	1.00%
	Class B Shares	1,000.00	1,016.16	8.77	1.75%
	Class C Shares	1,000.00	1,016.16	8.77	1.75%

*  Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

141

Fifth Third Funds
Supplemental Information, continued (Unaudited)

				Expense	Expense
		Beginning	Ending	Paid	Ratio
		Account	Account	During	During
		Value	Value	Period*	Period
		2/1/12	7/31/12	2/1/12–7/31/12	2/1/12–7/31/12
International Equity	Institutional Shares	1,000.00	1,019.24	5.67	1.13%
	Class A Shares	1,000.00	1,018.00	6.92	1.38%
	Class B Shares	1,000.00	1,014.27	10.67	2.13%
	Class C Shares	1,000.00	1,014.27	10.67	2.13%

Strategic Income	Institutional Shares	1,000.00	1,021.43	3.47	0.69%
	Class A Shares	1,000.00	1,020.19	4.72	0.94%
	Class B Shares	1,000.00	1,016.46	8.47	1.69%
	Class C Shares	1,000.00	1,016.46	8.47	1.69%

LifeModel AggressiveSM	Institutional Shares	1,000.00	1,024.47	0.40	0.08%
	Class A Shares	1,000.00	1,023.22	1.66	0.33%
	Class B Shares	1,000.00	1,019.49	5.42	1.08%
	Class C Shares	1,000.00	1,019.49	5.42	1.08%

LifeModel Moderately AggressiveSM	Institutional Shares	1,000.00	1,024.47	0.40	0.08%
	Class A Shares	1,000.00	1,023.22	1.66	0.33%
	Class B Shares	1,000.00	1,019.49	5.42	1.08%
	Class C Shares	1,000.00	1,019.49	5.42	1.08%

LifeModel ModerateSM	Institutional Shares	1,000.00	1,024.47	0.40	0.08%
	Class A Shares	1,000.00	1,023.22	1.66	0.33%
	Class B Shares	1,000.00	1,019.49	5.42	1.08%
	Class C Shares	1,000.00	1,019.49	5.42	1.08%

LifeModel Moderately ConservativeSM	Institutional Shares	1,000.00	1,024.47	0.40	0.08%
	Class A Shares	1,000.00	1,023.22	1.66	0.33%
	Class B Shares	1,000.00	1,019.49	5.42	1.08%
	Class C Shares	1,000.00	1,019.49	5.42	1.08%

LifeModel ConservativeSM	Institutional Shares	1,000.00	1,024.47	0.40	0.08%
	Class A Shares	1,000.00	1,023.22	1.66	0.33%
	Class B Shares	1,000.00	1,019.49	5.42	1.08%
	Class C Shares	1,000.00	1,019.49	5.42	1.08%

High Yield Bond	Institutional Shares	1,000.00	1,021.18	3.72	0.74%
	Class A Shares	1,000.00	1,019.94	4.97	0.99%
	Class B Shares	1,000.00	1,016.21	8.72	1.74%
	Class C Shares	1,000.00	1,016.21	8.72	1.74%

Total Return Bond	Institutional Shares	1,000.00	1,021.73	3.17	0.63%
	Class A Shares	1,000.00	1,020.49	4.42	0.88%
	Class B Shares	1,000.00	1,016.76	8.17	1.63%
	Class C Shares	1,000.00	1,016.76	8.17	1.63%

Short Term Bond	Institutional Shares	1,000.00	1,022.53	2.36	0.47%
	Class A Shares	1,000.00	1,021.28	3.62	0.72%
	Class C Shares	1,000.00	1,017.55	7.37	1.47%

*  Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

142

Addresses

Fifth Third Funds	Fifth Third Funds
38 Fountain Square Plaza
Cincinnati, Ohio 45202

Investment Advisor, Administrator and Accountant	Fifth Third Asset Management, Inc.
38 Fountain Square Plaza
Cincinnati, Ohio 45202

Sub-Advisor (High Yield Bond)	Fort Washington Investment Advisors, Inc. 303 Broadway Street, Suite 1200 Cincinnati, Ohio 45202

Distributor	FTAM Funds Distributor, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Custodian, Sub-Accountant and Sub-Administrator	State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Transfer and Dividend Disbursing Agent	Boston Financial Data Services, Inc.
30 Dan Road
Canton, Massachusetts 02021

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP
1100 Walnut Street, Suite 1300
Kansas City, MO 64106

143

Advised by:

FTAM

FIFTH THIRD ASSET MANAGEMENT

BEYOND THE TRADITIONAL

FTF 3393073113

1-800-282-5706

SAR-STBD-7

NOTICE OF DELIVERY OF PROSPECTUSES,
SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds will deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities and information regarding how the Funds voted during the most recent 12-month period ended June 30 is available without charge, upon request, on the Funds’ website at www.fifththirdfunds.com or by calling 1-800-282-5706 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Investments for periods ending April 30 and October 31 are filed on Form N-Q and are available, without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov. They may be viewed at the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330).

Fifth Third Funds are distributed by FTAM Funds Distributor, Inc., member FINRA. FTAM Funds Distributor, Inc. is not an affiliate of Fifth Third Bank, Fifth Third Funds or Fifth Third Asset Management, Inc. Fifth Third Asset Management, Inc. serves as Investment Advisor to Fifth Third Funds and receives a fee for its services.

Fifth Third Funds, like all mutual funds:
●	are NOT FDIC insured
●	have no bank guarantee
●	may lose value

Rev. 11/2010

FACTS	WHAT DOES Fifth Third Funds DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number and customer names
	■	customer addresses	and tax identification numbers
	■	account numbers	and account and transaction history

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Fifth Third Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Fifth Third Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	No
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	No
For our affiliates to market to you	No	No
For nonaffiliates to market to you	No	No

Questions?	Call 800-282-5706 or go to http://fifththirdfunds.com/

Who we are
Who is providing this notice?	Fifth Third Funds

What we do
How does Fifth Third Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Fifth Third Funds collect my personal information?	We collect your personal information, for example, when you

	■	open an account or conduct account
	■	transactions or request account information or
	■	when our service providers service your account.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

	■	sharing for affiliates’ everyday business purposes – information about your creditworthiness
	■	affiliates from using your information to market to you
	■	sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control.
They can be financial and nonfinancial companies.
	■	Fifth Third Bank, Inc., Fifth Third Securities, Inc., Fifth Third Asset Management, Inc. See www.53.com for a list of all affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	■	State Street Bank and Trust, Boston Financial Data Services, FTAM Funds Distributor, Inc.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	■	None

Other important information

The Fifth Third Funds require its service providers to maintain technical, physical, and administrative safeguards. Additionally, when customer information is shared, the Fifth Third Funds require third parties to treat and maintain the privacy of customer information with the same degree of diligence and careful attention required by the Fifth Third Funds.

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Our Message to You

Aside from a few months of economic bright spots in late 2011 and early 2012, uncertainty in Europe and cooling economic growth prospects in the U.S. and China dampened investor enthusiasm for much of the fiscal year. As such, Fifth Third Funds shareholders experienced mixed results in stock and bond investments.

Within the stock market, returns reported during the 12-month period ended July 31, 2012, included:

●	A 9.13% advance for the S&P 500® Index1 of large cap stocks.

●	A 1.20% advance for the S&P 400® Index1 of mid cap stocks.

●	A 3.99% advance for the S&P 600® Index1 of small cap stocks.

●	A –11.45% decline for the MSCI EAFE Index1 of international stocks.

Sources of turbulence were plenty during the period.

Within the opening weeks, U.S. Treasury securities were subject to an unprecedented credit rating downgrade and distress over the Euro Zone’s sovereign debt and financial markets returned to the fore. Steady drumbeats of doom and gloom about the solvency of countries such as Greece, Portugal, Spain, and Italy also raised questions about the overall stability and strength of the entire European Union. Meanwhile, the U.S. economy spent much of the first portion of the period in the doldrums, although the picture seemed to brighten around the New Year. Alas, the optimism proved short-lived as the employment market soured and consumers reined in their spending habits during the spring. Meanwhile, China acknowledged that its economy had downshifted into a modestly slower growth mode.

Some of the largest beneficiaries of the market troubles were holders of U.S. Treasury securities, which rallied amid multiple flights to quality. Moreover, the U.S. Federal Reserve (“Fed” or “Federal Reserve”) chimed in with its Operation Twist, in which it agreed to purchase $667 billion worth of long-term bonds between October 2011 and December 2012. To fund the buying spree, the central bank said it would sell short-term debt. Interestingly, while the effort helped flatten the yield curve at the long end, it had little impact at the short end, where yields lingered near historic lows. Of course, the Fed’s vow to keep its overnight lending rate near zero through 2014 likely factored into that dynamic as well.

The risk wave took stocks for a period-long ride, prompting “risk-off” plunges when fears built and driving “risk-on” buyers back into the market when conditions seemed more palatable. Large cap stocks generally outperformed, with mostly positive earnings reports supporting a late-stage rally through June and July. Mid cap and small cap stocks behaved in a more volatile

1

fashion, while international stocks struggled to overcome the overhang of the European woes and broader global economic slowdown. Macro conditions pressured commodity prices and gold also contended with strength in the U.S. dollar, which benefited from investors’ desire for perceived safety.

As these broad macro events battered the market throughout the fiscal year, traditional fundamentals frequently fell out of focus for investors. As a result, many active money managers lagged their benchmark assignments.

Given the frustrations that such developments fueled, I’m proud of the performance of the family of Fifth Third Funds for the entire fiscal year. Our portfolio managers adhered to a higher-quality mandate, which, at times, results in short-term setbacks, but has consistently proven valuable over long-term periods. Furthermore, when the tide finally turns away from Treasuries, which it will, the potential gains for stocks and non-government backed bonds will be considerable.

Looking ahead, considerations on the macro front include:

●
Statistics related to the domestic economy suggest to us that the current recovery is still intact and should grow in the modest 2% range (plus or minus) for now. We are mindful, however, of the fact that conditions did slow during the spring and summer months in 2010 and 2011.

●	Company fundamentals should remain solid and will likely outpace overall economic growth. We see earnings progressing at a 5% to 6% clip in 2012.

●
The Federal Reserve continues to signal nothing but accommodation. Bottom-line, we favor stocks over bonds, cash, and other asset classes. At this stage, market retrenchments should be viewed as an opportunity to buy good stocks.

●
The second half of the year will be consumed by November’s U.S. Presidential election. For the markets, the election outcome will be important and the key issues will center on the tax code: individual income tax rates, investment tax rates on dividends and capital gains, and corporate tax policies. Investors should be aware of these implications and should consider portfolio planning during the year.

Perhaps most importantly, your investment future won’t include most of us here at Fifth Third Funds. As we announced in April, Fifth Third Asset Management and Fifth Third Financial Corporation agreed to sell Fifth Third Asset Management’s interest in managing the Fifth Third Funds. For those of you in one of our money market funds, that means your money will be moving to existing money market funds from Federated Investors. For most of you in our stock and bond funds, your assets will be invested in existing and new mutual funds from Touchstone Advisors, although investors in the

2

Strategic Income Fund and Micro Cap Value Fund will still be served by Fifth Third Asset Management professionals.

Whether you’ve been invested in Fifth Third Funds for months or years, all of us have appreciated the trust and loyalty that you have placed in us as stewards of your money. We’ve worked hard in an effort to generate benchmark-beating results while following a philosophy of investing in high-quality, fundamentally sound stocks and bonds. Through the ups and downs of the financial markets, we believed – and continue to believe – that such an approach is an essential element to any well-diversified, long-term investment plan.

To that end, we’re confident Federated and Touchstone – two larger, more diverse families of funds – will continue to serve your investment needs into the future.

As for the past, we sincerely thank you for your confidence in Fifth Third Funds.

Keith Wirtz, CFA
Chief Investment Officer

3

1Terms and Definitions

The S&P 500® Stock Index is an index of 500 selected common stocks most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

The S&P MidCap 400® Index is an index of 400 selected common stocks that tracks U.S. firms with market capitalizations of $850 million to $3.8 billion.

The S&P SmallCap 600® Index is an index of 600 selected common stocks that tracks U.S. firms with market capitalization of $250 million to $1.2 billion.

The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE)® Index is generally representative of a sample of companies of the market structure of 20 European and Pacific Basin countries.

The above indices do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

CFA® is a trademark owned by the CFA Institute.

Duration is the weighted average maturity of a bond’s cash flow.

LIBOR (London Interbank Offered Rate) is the rate that the most creditworthy international banks dealing in Eurodollars charge each other for large loans.

Sovereign Debt is the total amount owed to the holders of bonds issued by a national government.

4

Management Discussion of Fund Performance (Unaudited)

Money Market Funds

For the 12-month period ended July 31, 2012, the Fifth Third Money Market Funds offered historically low yields on an absolute basis. This was the direct result of the continuation of an extremely accommodative monetary policy by the Federal Reserve’s Federal Open Market Committee (FOMC) in light of delicate economic conditions and continued significant strains in the global financial markets.

After showing some signs of modest domestic growth in the first half of the period, general economic conditions in the U.S. deteriorated slightly in the second half. As a result, the FOMC held the Federal Funds Target Rate in a range of 0.00% to 0.25%. Furthermore, the FOMC concluded that conditions “warrant exceptionally low federal funds rates at least through late 2014.” The net result was that general short-term interest rates lingered near historic low levels and the overall yield curve flattened.

One influence on longer-term rates was the FOMC’s Operation Twist, a program implemented in October 2011 and extended in June 2012 in which the Fed pledged to purchase $667 billion in longer maturity-dated U.S. Treasury securities while selling an equal amount of shorter maturity-dated U.S. Treasuries through December 2012. Further boosting prices (which move in the opposite direction of yields) was a flight to safety as investors weighed weakening global economic outlooks and sovereign debt uncertainties in Europe. Interestingly, the demand for U.S. Government securities continued unabated despite an unprecedented ratings downgrade of such debt that occurred in the period’s opening week and a steadily expanding supply of U.S. Treasuries to finance the country’s deficit. Meanwhile, the downgrade, which followed a contentious struggle between legislators over the U.S. budget and deficit, will likely color the 2012 presidential election, as well as fiscal debates into the future.

Within the money market space during the period, the interest rates of high quality, short-duration instruments remained near zero as overall demand far outstripped supply. Probably the most notable exception to the persistence of low interest rates was the London Interbank Offer Rate (LIBOR). One of the more recognizable international, risk-based, money market yield measures, LIBOR rates remained elevated during the period, primarily due to volatility in Europe’s sovereign debt and financial markets. In the closing weeks of the fiscal year, however, accusations of LIBOR manipulation surfaced, casting an air of uncertainty over that part of the market.

As for the Fifth Third Money Market Funds, a longer duration strategy designed to capture additional yield proved beneficial in the low-rate environment. Furthermore, the Funds continued to utilize more traditional liquid money market securities such as U.S. Treasury and U.S. Government

5

Management Discussion of Fund Performance (Unaudited)

Agency issues, commercial paper, and repurchase agreements, particularly in the Fifth Third Treasury Money Market Fund and the Fifth Third Institutional Government Money Market Fund. Higher yields on floating interest rate securities also enhanced returns and contributed to the Funds’ liquidity.

The Fifth Third Institutional Money Market and Fifth Third Prime Money Market Funds maintained a conservative investment style with an emphasis on high-quality, highly liquid municipal, U.S. Government, and corporate sector securities. In addition, the Funds held minimal exposure to asset-backed commercial paper and securities issued by brokerages and European financial firms.

Pursuant to the agreements between Fifth Third Funds and Federated Money Market Obligations Trust, the Fifth Third Money Market Funds were reorganized into comparable Federated Money Market Funds during the current quarter. We thank you for your confidence in us in the past.

Maturity Composition as of July 31, 2012

Weighted Average Maturity * #

	Days as of 7/31/12	Days as of 7/31/11

Fifth Third Prime Money Market	49	42

Fifth Third Institutional Money Market	45	46

Fifth Third Institutional Government Money Market	49	46

Fifth Third U.S. Treasury Money Market	51	49

*	Based on next reset date.

#	Portfolio composition is subject to change.

Investment Risk Considerations

An investment in any of the funds is not insured or guaranteed by the FDIC or any government agency. Although each money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

6

Management Discussion of Fund Performance (Unaudited)

Money Market Maturity Schedules (as of July 31, 2012)
as a percentage of value of investments *

	Prime Money Market	Institutional Money Market	Institutional Government Money Market	U.S. Treasury Money Market

Fewer than 8 Days	50.7%	51.1%	59.6%	64.0%

8 to 14 Days	2.6%	4.7%	3.2%	0.0%

15 to 30 Days	2.4%	1.8%	3.3%	4.0%

31 to 180 Days	38.3%	36.9%	28.0%	20.8%

181 to 365 Days	6.0%	5.5%	5.9%	11.2%

366 to 397 Days	0.0%	0.0%	0.0%	0.0%

*	Based on next reset date.

7

Prime Money Market
Schedule of Investments
July 31, 2012

	Principal Amount	Value
Corporate Bonds (16.3%)
Commercial Banks Non-U.S. (3.1%)
Bank of Nova Scotia, 2.25%, 1/22/13	$17,830,000	$17,959,239
Westpac Banking Corp., 2.25%, 11/19/12	7,430,000	7,467,424
		25,426,663

Commercial Banks – Central U.S. (0.4%)
US Bank NA, Series FRN, 0.67%, 10/26/12 (a)	3,100,000	3,101,987

Commercial Banks – Eastern U.S. (0.8%)
Royal Bank of Canada, 0.54%, 9/12/12, (Next Reset: 8/1/12) (a)	7,000,000	7,000,000

Computer Services (0.8%)
IBM International Group Capital LLC, 5.05%, 10/22/12	3,750,000	3,788,887
International Business Machines Corp., 4.75%, 11/29/12	2,903,000	2,942,986
		6,731,873
Cosmetics & Toiletries (0.2%)
Procter & Gamble International Funding SCA, 1.38%, 8/1/12	2,007,000	2,007,000

Diversified Banks (0.6%)
JPMorgan Chase & Co., 5.38%, 10/1/12	5,000,000	5,040,379

Diversified Financial Services (2.9%)
General Electric Capital Corp., 5.25%, 10/19/12	10,000,000	10,093,974
General Electric Capital Corp., 2.80%, 1/8/13	6,913,000	6,978,606
General Electric Capital Corp., Series A, 5.45%, 1/15/13	7,000,000	7,147,262
		24,219,842

Diversified Manufacturing Operations (2.2%)
3M Co., 4.65%, 12/15/12	11,440,000	11,623,988
General Electric Co., 5.00%, 2/1/13	6,730,000	6,883,564
		18,507,552

Fiduciary Banks (1.8%)
Bank of New York Mellon Corp. (The), 4.95%, 11/1/12	8,625,000	8,717,622
Bank of New York Mellon Corp. (The), 4.50%, 4/1/13	6,310,000	6,480,727
		15,198,349

Finance-Investment Banker / Broker (1.7%)
Bear Stearns Cos. LLC (The), 6.95%, 8/10/12	13,700,000	13,720,937

Reinsurance (1.8%)
Berkshire Hathaway, Inc., 0.90%, 2/11/13, (Next Reset: 8/13/12) (a)	8,000,000	8,026,513
Berkshire Hathaway, Inc., 2.13%, 2/11/13	6,500,000	6,559,442
		14,585,955

Total Corporate Bonds		135,540,537

Continued

8

Prime Money Market
Schedule of Investments, continued
July 31, 2012

	Principal Amount	Value
U.S. Government Agencies (1.9%)
Federal Farm Credit Bank (1.2%)
0.23%, 10/19/12, (Next Reset: 8/1/12) (a)	$10,000,000	$9,999,563

Federal Home Loan Bank (0.7%)
1.75%, 12/14/12	6,025,000	6,058,784

Total U.S. Government Agencies		16,058,347

Certificates of Deposit (8.7%)
Commercial Banks (8.7%)
Bank of Montreal, 0.28%, 9/24/12	5,000,000	5,000,150
Bank of Montreal, 0.40%, 4/12/13	10,000,000	10,000,000
Bank of Nova Scotia, 0.54%, 9/10/12	10,000,000	10,000,000
Bank of Nova Scotia, 0.75%, 10/15/12	9,500,000	9,498,992
Canadian Imperial Bank of Commerce, 0.48%, 4/4/13, (Next Reset: 10/4/12) (a)	10,000,000	10,002,681
Royal Bank of Canada, 2.25%, 3/15/13	3,000,000	3,034,231
Toronto Dominion, 0.48%, 10/19/12 (a)	10,000,000	10,000,000
Toronto Dominion, 0.28%, 11/6/12	10,000,000	10,000,000
Toronto Dominion, 0.47%, 2/4/13, (Next Reset: 8/2/12) (a)	5,000,000	5,000,000
		72,536,054

Total Certificates of Deposit		72,536,054

Commercial Paper (21.9%)
Asset Backed Securities ** (b) (3.8%)
Chariot Funding LLC, 0.30%, 8/20/12	10,000,000	9,998,417
Chariot Funding LLC, 0.20%, 9/13/12	12,000,000	11,997,133
Old Line Funding LLC, 0.30%, 8/22/12	10,000,000	9,998,250
		31,993,800

Beverages-Non-alcoholic ** (b) (4.2%)
Coca-Cola Co. (The), 0.23%, 11/2/12	10,000,000	9,994,058
Coca-Cola Co. (The), 0.27%, 12/3/12	10,000,000	9,990,700
Coca-Cola Co. (The), 0.27%, 1/7/13	10,000,000	9,988,075
Coca-Cola Co. (The), 0.27%, 1/22/13	5,000,000	4,993,475
		34,966,308

Commercial Banks (1.4%)
Toronto Dominion Holding, 0.30%, 1/22/13 ** (b)	12,000,000	11,982,600

Commercial Banks Non-U.S. ** (b) (6.6%)
Commonwealth Bank of Australia, 0.25%, 9/17/12	10,000,000	9,996,736
Commonwealth Bank of Australia, 0.31%, 10/10/12	5,000,000	4,996,986
Commonwealth Bank of Australia, 0.33%, 10/23/12	10,000,000	9,992,622
National Australia Funding, 0.35%, 9/17/12	10,000,000	9,995,496
National Australia Funding, 0.31%, 10/2/12	5,000,000	4,997,374

Continued

9

Prime Money Market
Schedule of Investments, continued
July 31, 2012

	Principal Amount	Value
Commercial Paper, continued
Commercial Banks Non-U.S. ** (b), continued
Standard Chartered Bank, 0.31%, 10/10/12	$10,000,000	$9,993,972
Westpac Banking Corp., 0.46%, 8/3/12	5,000,000	4,999,875
		54,973,061

Fiduciary Banks ** (1.8%)
State Street Corp., 0.25%, 9/4/12	5,000,000	4,998,819
State Street Corp., 0.33%, 11/5/12	10,000,000	9,991,467
		14,990,286

Finance-Auto Loans ** (4.1%)
Toyota Motor Credit Corp., 0.20%, 8/1/12	10,000,000	10,000,000
Toyota Motor Credit Corp., 0.58%, 1/15/13	9,000,000	8,976,203
Toyota Motor Credit Corp., 0.54%, 2/6/13	10,000,000	9,972,175
Toyota Motor Credit Corp., 0.51%, 3/27/13	5,000,000	4,983,472
		33,931,850

Total Commercial Paper		182,837,905

Demand Notes (5.2%)
Brewery (0.1%)
New Belgium Brewing Co., Inc., Series 2000, 0.26%, 7/1/15, (LOC: Wells Fargo & Co.), (Next Reset: 8/2/12) (a)	595,000	595,000

Medical-Hospitals (a) (1.9%)
Hartford HealthCare Corp., Series C, 0.23%, 7/1/49, (LOC: Bank of America), (Next Reset: 8/1/12)	10,000,000	10,000,000
Orthopaedic Hospital of Wisconsin LLC, Series A, 0.23%, 3/1/39, (LOC: Marshall & Ilsley Bank), (Next Reset: 8/7/12)	6,065,000	6,065,000
		16,065,000

Non-Profit Charity (a) (1.1%)
First Church of God Vancouver, 1.18%, 4/1/15, (LOC: U.S. Bancorp), (Next Reset: 8/2/12)	465,000	465,000
World Wildlife Fund, 0.25%, 7/1/30, (LOC: JP Morgan, Inc.), (Next Reset: 8/2/12)	9,255,000	9,255,000
		9,720,000

Special Purpose Entity (a) (2.1%)
BJ Financing LLC, 0.23%, 12/1/37, (LOC: Marshall & Ilsley Bank), (Next Reset: 8/2/12)	8,960,000	8,960,000
Capital One Funding Corp., Series 01-C, 0.24%, 1/4/27, (LOC: JP Morgan, Inc.), (Next Reset: 8/2/12)	930,000	930,000
Metrodev Newark LLC, 0.24%, 7/1/33, (LOC: PNC Bank NA), (Next Reset: 8/2/12)	7,400,000	7,400,000
		17,290,000

Total Demand Notes		43,670,000

Continued

10

Prime Money Market
Schedule of Investments, continued
July 31, 2012

	Principal Amount	Value
Municipal Demand Notes (27.3%)
California (a) (2.1%)
City of Santa Rosa, Pension Obligation, Series A, 0.19%, 9/1/24, (LOC: U.S. Bancorp), (Next Reset: 8/1/12)	$4,300,000	$4,300,000
County of Riverside, CP, 0.19%, 11/1/20, (LOC: State Street Corp.), (Next Reset: 8/1/12)	5,200,000	5,200,000
Pollution Control Financing Authority, Athens Disposal Co. Project, Series A, AMT, 0.20%, 1/1/16, (LOC: Wells Fargo & Co.), (Next Reset: 8/1/12)	4,000,000	4,000,000
Statewide Communities Development Authority, Broadway Studios, 0.37%, 4/1/50, (LOC: FHLB), (Next Reset: 8/2/12)	2,300,000	2,300,000
Statewide Communities Development Authority, Park David Senior Apartments Project, Series D-T, 0.35%, 10/15/34, (LOC: FNMA), (Next Reset: 8/2/12)	1,455,000	1,455,000
		17,255,000

Colorado (a) (0.7%)
Housing & Finance Authority, Series A1, 0.24%, 11/1/30, (LOC: FNMA/FHLMC), (Next Reset: 8/1/12)	2,310,000	2,310,000
Housing & Finance Authority, Single Family Mortgage Bonds, Class I-B1, 0.18%, 5/1/38, (LOC: FNMA/FHLMC), (Next Reset: 8/1/12)	2,735,000	2,735,000
Pueblo Housing Authority, 0.26%, 12/1/18, (LOC: Wells Fargo & Co.), (Next Reset: 8/2/12)	1,060,000	1,060,000
		6,105,000

Delaware (0.6%)
County of New Castle, Adjustable Mode Airport Facility Revenue, 0.18%, 6/1/22, (LOC: FlightSafety International, Inc.), (Next Reset: 8/7/12) (a)	4,600,000	4,600,000

District of Columbia (0.1%)
District of Columbia, Pew Charitable Trusts, Series B, 0.20%, 4/1/38, (LOC: PNC Bank NA), (Next Reset: 8/2/12) (a)	590,000	590,000

Florida (0.6%)
Miami-Dade County Industrial Development Authority, Dolphin Stadium Project, 0.16%, 7/1/37, (LOC: TD Bank N.A.), (Next Reset: 8/2/12) (a)	5,000,000	5,000,000

Georgia (0.8%)
Paulding County Hospital Authority/GA, Series B, 0.13%, 4/1/43, (LOC: Northern Trust Corp.), (Next Reset: 8/2/12) (a)	6,875,000	6,875,000

Continued

11

Prime Money Market
Schedule of Investments, continued
July 31, 2012

	Principal Amount	Value

Municipal Demand Notes, continued Kansas (2.0%)
City of Wichita, Adjustable Mode Airport Facility Revenue, AMT, 0.18%, 11/1/23, (LOC: FlightSafety International, Inc.), (Next Reset: 8/2/12) (a)	$16,575,000	$16,575,000

Kentucky (a) (3.5%)
County of Boone Industrial Building Revenue, NKU-METS Project, 0.33%, 6/1/23, (LOC: U.S. Bancorp), (Next Reset: 8/2/12)	3,970,000	3,970,000
Louisville & Jefferson County Regional Airport Authority, 0.16%, 1/1/29, (LOC: United Parcel Service, Inc.), (Next Reset: 8/1/12)	25,600,000	25,600,000
		29,570,000

Maryland (0.9%)
Health & Higher Educational Facilities Authority, Adventist Healthcare, Series B, 0.18%, 1/1/35, (LOC: Deutsche Bank), (Next Reset: 8/2/12) (a)	7,460,000	7,460,000

Michigan (2.6%)
Finance Authority, School Loan, 0.19%, 9/1/50, (LOC: Bank of Montreal), (Next Reset: 8/7/12) (a)	22,000,000	21,999,830

Mississippi (a) (4.1%)
Business Finance Corp., 0.12%, 12/1/30, (LOC: Chevron U.S.A., Inc.), (Next Reset: 8/1/12)	10,000,000	10,000,000
Business Finance Corp., Series I, 0.16%, 11/1/35, (LOC: Chevron U.S.A., Inc.), (Next Reset: 8/1/12)	24,400,000	24,400,000
		34,400,000
New Hampshire (0.5%)
Health & Education Facilities Authority, 0.18%, 12/1/32, (LOC: Royal Bank of Canada), (Next Reset: 8/2/12) (a)	4,491,000	4,491,000

New York (a) (2.2%)
State Housing Finance Agency, Series A, 0.15%, 5/1/44, (LOC: Wells Fargo & Co.), (Next Reset: 8/1/12)	12,500,000	12,500,000
State Housing Finance Agency, Series B, 0.18%, 5/1/44, (LOC: Wells Fargo & Co.), (Next Reset: 8/1/12)	5,485,000	5,485,000
		17,985,000

Ohio (a) (2.6%)
City of Cleveland, Core City Fund, 0.18%, 12/1/33, (LOC: PNC Bank NA), (Next Reset: 8/1/12)	2,795,000	2,795,000
County of Butler, LifeSphere Project, 0.15%, 5/1/30, (LOC: U.S. Bancorp), (Next Reset: 8/2/12)	10,255,000	10,255,000

Continued

12

Prime Money Market
Schedule of Investments, continued
July 31, 2012

	Principal Amount	Value

Municipal Demand Notes, continued Ohio (a), continued
County of Hamilton, Hospital Facilities Revenue, Series A, 0.13%, 6/1/27, (LOC: Northern Trust Corp.), (Next Reset: 8/1/12)	$8,800,000	$8,800,000
		21,850,000

Pennsylvania (a) (0.7%)
Blair County Industrial Development Authority, Altoona-Blair County Development Corp., 0.20%, 10/1/28, (LOC: PNC Bank NA), (Next Reset: 8/2/12)	5,000,000	5,000,000
Economic Development Financing Authority, Delancey Corp. Project, Series C, 0.22%, 9/1/14, (LOC: PNC Bank NA), (Next Reset: 8/2/12)	630,000	630,000
		5,630,000
Texas (a) (2.0%)
Port of Port Arthur Navigation District, Fina Oil and Chemical Co. Project, AMT, 0.27%, 5/1/33, (LOC: Total SA), (Next Reset: 8/1/12)	9,025,000	9,025,000
State Veterans Housing Assistance Program, Series A, GO, AMT, 0.16%, 12/1/34, (LOC: Texas G.O. with State Street Liquidity Facility), (Next Reset: 8/1/12)	7,460,000	7,460,000
		16,485,000

Washington (a) (1.0%)
State Housing Finance Commission, Country Club Apartments, Series A, 0.19%, 8/1/32, (LOC: U.S. Bancorp), (Next Reset: 8/1/12)	5,620,000	5,620,000
State Housing Finance Commission, Monticello Park Project, Series B, 0.19%, 9/1/34, (LOC: FNMA), (Next Reset: 8/2/12)	3,100,000	3,100,000
		8,720,000

Wisconsin (0.3%)
City of Whitewater, HUSCO International, Inc. Project, AMT, 0.45%, 12/1/12, (LOC: JP Morgan, Inc.), (Next Reset: 8/1/12) (a)	2,300,000	2,300,000

Total Municipal Demand Notes		227,890,830

	Shares

Money Markets (c) (2.9%)
AIM STIT Liquid Assets Portfolio	23,560,163	23,560,163
Goldman Sachs Financial Square Prime Obligations Fund	105,073	105,073

Total Money Markets		23,665,236

Continued

13

Prime Money Market
Schedule of Investments, continued
July 31, 2012

	Principal Amount	Value

Repurchase Agreements (15.6%)
BMO Nesbitt Burns, 0.17%, dated 7/31/12, due 8/1/12, (Repurchase proceeds, $40,000,189, Collateralized by U.S. Treasury Securities, 1.13%-1.75%, 6/15/13 – 1/31/14, value $40,800,010)	$40,000,000	$40,000,000
Deutsche Bank, 0.18%, dated 7/31/12, due 8/1/12, (Repurchase proceeds, $20,000,100, Collateralized by Federal Farm Credit Bank and Fannie Mae, 2.00%-3.91%, 4/18/19 – 11/2/35, value $20,400,262)	20,000,000	20,000,000
Goldman Sachs, 0.16%, dated 7/31/12, due 8/1/12, (Repurchase proceeds, $15,000,067, Collateralized by Freddie Mac, 1.20%, 3/6/17, value $15,300,692)	15,000,000	15,000,000
Toronto Dominion, 0.14%, dated 7/31/12, due 8/1/12, (Repurchase proceeds, $40,000,156, Collateralized by U.S. Treasury Securities, 2.00%-2.38%, 1/15/25 – 1/15/26, value $40,800,140)	40,000,000	40,000,000
UBS Investment Bank, 0.16%, dated 7/31/12, due 8/1/12, (Repurchase proceeds, $15,471,069, Collateralized by Fannie Mae, 0.74%, 6/26/15, value $15,780,953)	15,471,000	15,471,000

Total Repurchase Agreements		130,471,000

Total Investments (Cost $832,669,909) † – 99.8%		832,669,909

Other assets in excess of liabilities – 0.2%		1,400,245

NET ASSETS – 100.0%		$834,070,154

Notes to Schedule of Investments

**	Rate represents the effective yield at purchase.

†	Also represents cost for federal income tax purposes.

(a)	Variable rate security. Rate presented represents rate in effect at July 31, 2012.

(b)
Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Investment is in Institutional Shares of underlying fund/portfolio.

The following abbreviations are used in the Schedule of Investments:
AMT – Alternative Minimum Tax Paper
CP – Certificates of Participation
FHLB – Federal Home Loan Bank
FHLMC – Federal Home Loan Mortgage Corp.
FNMA – Federal National Mortgage Association
GO – General Obligation
LOC – Letter of Credit

Continued

14

Prime Money Market
Schedule of Investments, continued
July 31, 2012

At July 31, 2012, Prime Money Market’s investments were in the following countries:

Country
Australia	4.5%
Canada	10.1%
United Kingdom	1.2%
United States	84.2%
Total	100.0%

See notes to schedules of investments and notes to financial statements.

15

Institutional Money Market
Schedule of Investments
July 31, 2012

	Principal Amount	Value

Corporate Bonds (16.7%)
Commercial Banks Non-U.S. (3.0%)
Bank of Nova Scotia, 2.25%, 1/22/13	$32,000,000	$32,244,261
Westpac Banking Corp., 2.25%, 11/19/12	16,728,000	16,819,029
		49,063,290

Commercial Banks – Central U.S. (0.4%)
US Bank NA, Series FRN, 0.67%, 10/26/12 (a)	6,500,000	6,504,167

Commercial Banks – Eastern U.S. (1.1%)
Royal Bank of Canada, 0.54%, 9/12/12, (Next Reset: 8/1/12) (a)	18,000,000	18,000,000

Computer Services (0.4%)
IBM International Group Capital LLC, 5.05%, 10/22/12	7,000,000	7,073,578

Diversified Banks (0.8%)
JPMorgan Chase & Co., 5.38%, 10/1/12	13,900,000	14,010,436

Diversified Financial Services (4.3%)
General Electric Capital Corp., 3.50%, 8/13/12	18,841,000	18,858,354
General Electric Capital Corp., 5.25%, 10/19/12	15,000,000	15,140,961
General Electric Capital Corp., 2.80%, 1/8/13	16,555,000	16,713,374
General Electric Capital Corp., Series A, 5.45%, 1/15/13	19,700,000	20,125,555
		70,838,244

Diversified Manufacturing Operations (0.4%)
General Electric Co., 5.00%, 2/1/13	7,000,000	7,155,829

Fiduciary Banks (1.6%)
Bank of New York Mellon Corp. (The), 4.95%, 11/1/12	12,500,000	12,633,116
Bank of New York Mellon Corp. (The), 4.50%, 4/1/13	14,000,000	14,378,999
		27,012,115

Finance-Investment Banker / Broker (1.9%)
Bear Stearns Cos. LLC (The), 6.95%, 8/10/12	31,599,000	31,647,261

Oil Company-Integrated (0.4%)
Shell International Finance BV, 1.88%, 3/25/13	7,500,000	7,573,332

Reinsurance (2.4%)
Berkshire Hathaway, Inc., 0.90%, 2/11/13, (Next Reset: 8/13/12) (a)	22,199,000	22,260,510
Berkshire Hathaway, Inc., 2.13%, 2/11/13	16,800,000	16,953,180
		39,213,690

Total Corporate Bonds		278,091,942

Continued

16

Institutional Money Market
Schedule of Investments, continued
July 31, 2012

	Principal Amount	Value
U.S. Government Agencies (2.3%)
Federal Farm Credit Bank (1.8%)
0.23%, 10/19/12, (Next Reset: 8/1/12) (a)	$15,000,000	$14,999,344
0.22%, 2/20/13, (Next Reset: 8/7/12)	15,000,000	14,995,041
		29,994,385

Freddie Mac (a) (0.5%)
0.28%, 10/12/12, (Next Reset: 8/1/12)	8,300,000	8,300,828

Total U.S. Government Agencies		38,295,213
Certificates of Deposit (8.6%)
Commercial Banks (8.6%)
Bank of Montreal, 0.28%, 9/24/12	15,000,000	15,000,449
Bank of Montreal, 0.40%, 4/12/13	15,000,000	15,000,000
Bank of Nova Scotia, 0.54%, 9/10/12	24,000,000	24,000,000
Bank of Nova Scotia, 0.75%, 10/15/12	15,000,000	14,998,409
Canadian Imperial Bank of Commerce, 0.48%, 4/4/13, (Next Reset: 10/4/12) (a)	25,000,000	25,006,704
Toronto Dominion, 0.48%, 10/19/12 (a)	15,000,000	15,000,000
Toronto Dominion, 0.28%, 11/6/12	14,000,000	14,000,000
Toronto Dominion, 0.47%, 2/4/13, (Next Reset: 8/2/12) (a)	19,500,000	19,500,000
		142,505,562

Total Certificates of Deposit		142,505,562

Commercial Paper (22.5%)
Asset Backed Securities ** (b) (1.8%)
Chariot Funding LLC, 0.30%, 8/20/12	15,000,000	14,997,625
Old Line Funding LLC, 0.30%, 8/22/12	15,000,000	14,997,375
		29,995,000

Beverages-Non-alcoholic ** (b) (3.5%)
Coca-Cola Co. (The), 0.23%, 11/2/12	10,000,000	9,994,058
Coca-Cola Co. (The), 0.30%, 11/7/12	11,150,000	11,140,894
Coca-Cola Co. (The), 0.27%, 12/3/12	7,050,000	7,043,444
Coca-Cola Co. (The), 0.27%, 1/7/13	15,000,000	14,982,112
Coca-Cola Co. (The), 0.27%, 1/22/13	15,000,000	14,980,425
		58,140,933

Commercial Banks (1.1%)
Toronto Dominion Holding, 0.30%, 1/22/13 ** (b)	17,250,000	17,224,988

Continued

17

Institutional Money Market
Schedule of Investments, continued
July 31, 2012

	Principal Amount	Value
Commercial Paper, continued
Commercial Banks Non-U.S. ** (b) (8.8%)
Commonwealth Bank of Australia, 0.25%, 9/17/12	$15,000,000	$14,995,104
Commonwealth Bank of Australia, 0.31%, 10/10/12	15,000,000	14,990,958
Commonwealth Bank of Australia, 0.33%, 10/23/12	18,700,000	18,686,204
National Australia Funding, 0.35%, 9/17/12	15,000,000	14,993,244
National Australia Funding, 0.31%, 10/2/12	20,000,000	19,989,494
National Australia Funding, 0.28%, 11/19/12	12,000,000	11,989,733
Standard Chartered Bank, 0.31%, 10/10/12	25,000,000	24,984,931
Westpac Banking Corp., 0.46%, 8/3/12	25,000,000	24,999,375
		145,629,043

Fiduciary Banks ** (2.8%)
State Street Corp., 0.25%, 9/4/12	15,000,000	14,996,458
State Street Corp., 0.30%, 9/4/12	14,500,000	14,495,892
State Street Corp., 0.33%, 11/5/12	17,500,000	17,485,067
		46,977,417

Finance-Auto Loans ** (4.2%)
Toyota Motor Credit Corp., 0.20%, 8/1/12	20,000,000	20,000,000
Toyota Motor Credit Corp., 0.58%, 1/15/13	20,000,000	19,947,117
Toyota Motor Credit Corp., 0.54%, 2/6/13	15,000,000	14,958,262
Toyota Motor Credit Corp., 0.51%, 3/27/13	15,000,000	14,950,417
		69,855,796

Schools (0.3%)
University of Michigan, 0.17%, 8/9/12	5,370,000	5,370,000

Total Commercial Paper		373,193,177

Demand Notes (3.8%)
Diversified Financial Services (a) (0.5%)
Boldt Healthcare Properties LLC, 0.23%, 10/1/43, (LOC: M & I Bank), (Next Reset: 8/7/12)	6,100,000	6,100,000
Madison Hotel Investors LLC, Series 05-A, 0.23%, 12/1/45, (LOC: M & I Bank), (Next Reset: 8/2/12)	2,100,000	2,100,000
		8,200,000

Medical-Hospitals (0.9%)
Hartford HealthCare Corp., Series C, 0.23%, 7/1/49, (LOC: Bank of America), (Next Reset: 8/1/12) (a)	15,000,000	15,000,000

Non-Profit Charity (0.7%)
World Wildlife Fund, 0.25%, 7/1/30, (LOC: JP Morgan, Inc.), (Next Reset: 8/2/12) (a)	11,845,000	11,845,000

Continued

18

Institutional Money Market
Schedule of Investments, continued
July 31, 2012

	Principal Amount	Value
Demand Notes, continued
Special Purpose Entity (a) (1.7%)
Corporate Finance Managers, Inc., Series B,0.21%, 2/2/43, (LOC: Wells Fargo & Co.), (Next Reset: 8/2/12)	$9,765,000	$9,765,000
Golf Gate Apartments, Series 2003, 0.21%, 9/1/28, (LOC: Wells Fargo & Co.), (Next Reset: 8/2/12)	7,295,000	7,295,000
Pershing Drive Associates L.P., 0.23%, 12/15/28, (LOC: Royal Bank of Canada), (Next Reset: 8/2/12)	10,460,000	10,460,000
		27,520,000

Total Demand Notes		62,565,000

Municipal Demand Notes (33.8%)
California (a) (1.3%)
City of Santa Rosa, Pension Obligation, Series A, 0.19%, 9/1/24, (LOC: U.S. Bancorp), (Next Reset: 8/1/12)	10,500,000	10,500,000
Housing Finance Agency, Housing Program, Series B, 0.17%, 8/1/36, (LOC: FNMA/FHLMC), (Next Reset: 8/1/12)	5,845,000	5,845,000
Kern Water Bank Authority, Series B, 0.21%, 7/1/28, (LOC: Wells Fargo & Co.), (Next Reset: 8/2/12)	3,286,000	3,286,000
Sacramento County Housing Authority, 0.20%,7/15/35, (LOC: U.S. Bancorp), (Next Reset: 8/2/12)	295,000	295,000
Statewide Communities Development Authority, Valley Palms Apartments, 0.18%, 5/15/35, (LOC: FNMA), (Next Reset: 8/2/12)	1,220,000	1,220,000
		21,146,000

Colorado (0.4%)
Housing & Finance Authority, Single Family Mortgage Bonds, Series B2, Class I, 0.18%, 11/1/33, (LOC: FNMA/FHLMC), (Next Reset: 8/1/12) (a)	6,425,000	6,425,000

Delaware (a) (2.0%)
County of New Castle, Adjustable Mode Airport Facility Revenue, 0.18%, 6/1/22, (LOC: FlightSafety International, Inc.), (Next Reset: 8/7/12)	27,480,000	27,480,000
County of New Castle, Adjustable Mode Airport Facility Revenue, 0.18%, 12/1/32, (LOC: FlightSafety International, Inc.), (Next Reset: 8/2/12)	5,185,000	5,185,000
		32,665,000

Florida (0.4%)
Jacksonville Economic Development Commission, Lee and Cates Glass, Inc. Project, 0.33%, 4/1/33, (LOC: Wells Fargo & Co.), (Next Reset: 8/2/12) (a)	6,130,000	6,130,000

Continued

19

Institutional Money Market
Schedule of Investments, continued
July 31, 2012

	Principal Amount	Value
Municipal Demand Notes, continued
Georgia (a) (0.3%)
Augusta Housing Authority, Westbury Creek Apartments, Series B, 0.38%, 5/15/33, (LOC: FNMA), (Next Reset: 8/1/12)	$500,000	$500,000
Richmond County Development Authority, Hoback Investments LLC Project, Series A, 0.28%, 7/1/31, (LOC: Branch Banking & Trust), (Next Reset: 8/2/12)	4,030,000	4,030,000
		4,530,000
Illinois (a) (2.3%)
City of Chicago, Chicago Midway Airport Revenue, Series A-2, 0.19%, 1/1/25, (LOC: JP Morgan, Inc.), (Next Reset: 8/1/12)	25,190,000	25,190,000
County of William, AMT, 0.16%, 4/1/26, (LOC: Exxon Mobil Corp.), (Next Reset: 8/1/12)	13,300,000	13,300,000
		38,490,000
Indiana (0.1%)
City of Indianapolis Development, Multi-Family Housing, Pedcor Investments, Series B, 0.50%, 11/1/36, (LOC: FHLB), (Next Reset: 8/2/12) (a)	928,000	928,000

Kentucky (a) (4.4%)
Louisville & Jefferson County Regional Airport Authority, 0.16%, 1/1/29, (LOC: United Parcel Service, Inc.), (Next Reset: 8/1/12)	30,000,000	30,000,000
Louisville & Jefferson County Regional Airport Authority, Series C, 0.15%, 1/1/29, (LOC: United Parcel Service, Inc.), (Next Reset: 8/1/12)	42,500,000	42,500,000
		72,500,000
Maryland (1.2%)
Health & Higher Educational Facilities Authority, Adventist Healthcare, Series B, 0.18%, 1/1/35, (LOC: Deutsche Bank), (Next Reset: 8/2/12) (a)	20,525,000	20,525,000

Michigan (a) (3.3%)
Charter Township of Ypsilanti, Capital Improvements, Series B, 0.30%, 4/1/19, (LOC: Comerica Bank), (Next Reset: 8/1/12)	2,280,000	2,280,000
Finance Authority, School Loan, 0.19%, 9/1/50, (LOC: Bank of Montreal), (Next Reset: 8/7/12)	6,000,000	6,000,000
Finance Authority, School Loan, 0.20%, 9/1/50, (LOC: PNC Bank NA), (Next Reset: 8/2/12)	25,000,000	25,000,000
University of Michigan, Series A, 0.12%, 4/1/38, (LOC: University of Michigan), (Next Reset: 8/1/12)	22,355,000	22,355,000
		55,635,000

Continued

20

Institutional Money Market
Schedule of Investments, continued
July 31, 2012

	Principal Amount	Value

Municipal Demand Notes, continued
Minnesota (a) (2.2%)
City of Saint Paul, Sales Tax Revenue, 0.21%, 11/1/25, (LOC: U.S. Bancorp), (Next Reset: 8/2/12)	$11,300,000	$11,300,000
Office of Higher Education, Supplemental Student Loan, Series A, 0.18%, 12/1/43, (LOC: U.S. Bancorp), (Next Reset: 8/2/12)	25,600,000	25,600,000
		36,900,000

Mississippi (a) (3.8%)
Business Finance Corp., Chevron USA, Inc. Project, 0.12%, 12/1/30, (LOC: Chevron U.S.A., Inc.), (Next Reset: 8/1/12)	30,000,000	30,000,000
Business Finance Corp., Chevron USA, Inc. Project, Series I, 0.16%, 11/1/35, (LOC: Chevron U.S.A., Inc.), (Next Reset: 8/1/12)	33,000,000	33,000,000
		63,000,000

New Hampshire (0.8%)
Health & Education Facilities Authority, 0.18%, 12/1/32, (LOC: Royal Bank of Canada), (Next Reset: 8/2/12) (a)	13,472,000	13,472,000

New Jersey (0.7%)
Economic Development Authority, Thermal Energy Facilities, Marina Energy LLC Project, Series B, 0.28%, 9/1/21, (LOC: JP Morgan, Inc.), (Next Reset: 8/2/12) (a)	12,500,000	12,500,000

New York (1.1%)
State Housing Finance Agency, Series A, 0.15%, 5/1/44, (LOC: Wells Fargo & Co.), (Next Reset: 8/1/12) (a)	18,000,000	18,000,000

Ohio (a) (3.0%)
City of Cleveland, Airport System Revenue, Series B, 0.13%, 1/1/20, (LOC: U.S. Bancorp), (Next Reset: 8/2/12)	11,390,000	11,390,000
City of Cleveland, Core City Fund, 0.18%, 12/1/33, (LOC: PNC Bank NA), (Next Reset: 8/1/12)	5,865,000	5,865,000
County of Hamilton, Hospital Facilities Revenue, Series A, 0.13%, 6/1/27, (LOC: Northern Trust Corp.), (Next Reset: 8/1/12)	32,100,000	32,100,000
		49,355,000

Pennsylvania (0.5%)
Blair County Industrial Development Authority, Altoona-Blair County Development Corp., 0.20%, 10/1/28, (LOC: PNC Bank NA), (Next Reset: 8/2/12) (a)	9,000,000	9,000,000

Tennessee (a) (0.8%)
Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Series B1, 0.21%, 7/1/33, (LOC: U.S. Bancorp), (Next Reset: 8/1/12)	3,265,000	3,265,000

Continued

21

Institutional Money Market
Schedule of Investments, continued
July 31, 2012

	Principal Amount	Value

Municipal Demand Notes, continued
Tennessee (a), continued
Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Series B2, 0.20%, 7/1/33, (LOC: PNC Bank NA), (Next Reset: 8/1/12)	$9,570,000	$9,570,000
		12,835,000

Texas (a) (4.3%)
Gulf Coast Waste Disposal Authority, Exxon Mobil Project, AMT, 0.15%, 12/1/25, (LOC: Exxon Mobil Corp.), (Next Reset: 8/1/12)	25,000,000	25,000,000
Port of Port Arthur Navigation District, Fina Oil and Chemical Co. Project, AMT, 0.27%, 5/1/33, (LOC: Total SA), (Next Reset: 8/1/12)	5,500,000	5,500,000
State Veterans Housing Assistance Program, Series A, GO, AMT, 0.16%, 12/1/34, (LOC: Texas G.O. with State Street Liquidity Facility), (Next Reset: 8/1/12)	25,775,000	25,775,000
State Veterans Housing Fund, Series A-2, GO, AMT, 0.17%, 12/1/29, (LOC: Wells Fargo & Co.), (Next Reset: 8/1/12)	14,700,000	14,700,000
		70,975,000

Washington (a) (0.1%)
State Housing Finance Commission, Granite Falls Retirement Plaza, Series B, 0.22%, 10/1/27, (LOC: Wells Fargo & Co.), (Next Reset: 8/2/12)	630,000	630,000
State Housing Finance Commission, Summer Ridge, Series B, 0.21%, 12/1/29, (LOC: U.S. Bancorp), (Next Reset: 8/1/12)	175,000	175,000
State Housing Finance Commission, The Vintage at Everett Senior Living Project, Series B, 0.19%, 1/15/38, (LOC: FNMA), (Next Reset: 8/2/12)	750,000	750,000
		1,555,000

Wyoming (0.8%)
County of Sweetwater, Environmental Improvement, PacifiCorp Project, AMT, 0.19%, 11/1/25, (LOC: Barclays Bank PLC), (Next Reset: 8/1/12) (a)	14,400,000	14,400,000

Total Municipal Demand Notes		560,966,000

	Shares

Money Markets (c) (4.0%)
AIM STIT Liquid Assets Portfolio	65,598,271	65,598,271
Goldman Sachs Financial Square Prime Obligations Fund	299,824	299,824

Total Money Markets		65,898,095

Continued

22

Institutional Money Market
Schedule of Investments, continued
July 31, 2012

	Principal Amount	Value
Repurchase Agreements (7.7%)
BMO Nesbitt Burns, 0.17%, dated 7/31/12, due 8/1/12, (Repurchase proceeds, $60,000,283, Collateralized by U.S. Treasury Security, 1.13%, 6/15/13, value $61,200,067)	$60,000,000	$60,000,000
Deutsche Bank, 0.18%, dated 7/31/12, due 8/1/12, (Repurchase proceeds, $30,000,150, Collateralized by Federal Home Loan Bank, 3.00%-5.38%, 6/24/13-5/15-19, value $30,601,610)	30,000,000	30,000,000
Goldman Sachs, 0.16%, dated 7/31/12, due 8/1/12, (Repurchase proceeds, $10,000,044, Collateralized by Federal National Mortgage Association, 1.13%, 6/14/17, value $10,200,603)	10,000,000	10,000,000
Toronto Dominion, 0.14%, dated 7/31/12, due 8/1/12, (Repurchase proceeds, $10,000,039, Collateralized by U.S. Treasury Security, 0.25%, 6/30/14, value $10,200,038)	10,000,000	10,000,000
UBS Investment Bank, 0.16%, dated 7/31/12, due 8/1/12, (Repurchase proceeds, $17,544,078, Collateralized by Federal National Mortgage Association, 0.74%, 6/26/15, value $17,895,234)	17,544,000	17,544,000

Total Repurchase Agreements		127,544,000

Total Investments (Cost $1,649,058,989) † – 99.4%		1,649,058,989

Other assets in excess of liabilities – 0.6%		9,943,622

NET ASSETS – 100.0%		$1,659,002,611

Notes to Schedule of Investments

**	Rate represents the effective yield at purchase.

†	Also represents cost for federal income tax purposes.

(a)	Variable rate security. Rate presented represents rate in effect at July 31, 2012.

(b)
Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Investment is in Institutional Shares of underlying fund/portfolio.

The following abbreviations are used in the Schedule of Investments: AMT – Alternative Minimum Tax Paper FHLMC – Federal Home Loan Mortgage Corp.
FNMA – Federal National Mortgage Association GO – General Obligation LOC – Letter of Credit

Continued

23

Institutional Money Market
Schedule of Investments, continued
July 31, 2012

At July 31, 2012, Institutional Money Market’s investments were in the following countries:

Country
Australia	5.5%
Canada	9.8%
Netherlands	0.5%
United Kingdom	1.5%
United States	82.7%
Total	100.0%

See notes to schedules of investments and notes to financial statements.

24

Institutional Government Money Market
Schedule of Investments July 31, 2012

	Principal Amount	Value

U.S. Government Agencies (51.2%)
Fannie Mae (9.2%)
1.75%, 8/10/12	$3,070,000	$3,071,144
0.16%, 9/10/12 **	5,000,000	4,999,111
0.37%, 9/13/12, (Next Reset: 8/1/12) (a)	18,685,000	18,687,742
0.28%, 9/17/12, (Next Reset: 8/17/12) (a)	3,500,000	3,500,415
0.63%, 9/24/12	5,130,000	5,133,308
0.16%, 10/15/12 **	14,300,000	14,295,233
4.75%, 11/19/12	13,055,000	13,232,701
0.34%, 11/23/12, (Next Reset: 8/1/12) (a)	5,000,000	5,001,737
0.34%, 12/3/12, (Next Reset: 8/1/12) (a)	24,505,000	24,512,161
1.00%, 12/27/12	4,159,000	4,172,362
0.38%, 12/28/12	10,000,000	10,007,370
3.25%, 4/9/13	15,361,000	15,678,088
		122,291,372

Federal Farm Credit Bank (9.7%)
0.24%, 8/8/12, (Next Reset: 8/1/12) (a)	2,285,000	2,284,977
0.24%, 8/20/12, (Next Reset: 8/1/12) (a)	2,605,000	2,604,931
0.21%, 9/24/12, (Next Reset: 8/7/12) (a)	26,500,000	26,497,958
4.50%, 10/17/12	7,994,000	8,065,826
0.23%, 10/19/12, (Next Reset: 8/1/12) (a)	25,000,000	24,998,906
0.24%, 10/19/12, (Next Reset: 8/7/12) (a)	14,500,000	14,499,213
0.40%, 11/2/12	4,800,000	4,801,582
0.16%, 11/21/12 **	8,500,000	8,495,769
1.88%, 12/7/12	10,867,000	10,930,232
0.22%, 2/20/13, (Next Reset: 8/7/12) (a)	15,000,000	14,995,041
1.75%, 2/21/13	10,808,000	10,898,211
		129,072,646

Federal Home Loan Bank (14.6%)
0.11%, 8/22/12 **	17,860,000	17,858,854
0.88%, 8/22/12	17,955,000	17,962,387
1.75%, 8/22/12	2,345,000	2,347,053
2.00%, 9/14/12	6,265,000	6,278,575
5.00%, 9/14/12	2,160,000	2,172,485
4.63%, 10/10/12	3,025,000	3,050,642
1.76%, 11/5/12	2,200,000	2,209,192
0.16%, 11/7/12 **	15,000,000	14,993,467
0.16%, 11/9/12 **	16,020,000	16,012,880
4.50%, 11/15/12	5,650,000	5,719,714
1.63%, 11/21/12	9,115,000	9,154,681
1.75%, 12/14/12	36,865,000	37,074,041
1.50%, 1/16/13	19,355,000	19,472,724
0.30%, 1/18/13	13,000,000	13,001,404
0.38%, 1/29/13	3,300,000	3,302,625

Continued

25

Institutional Government Money Market
Schedule of Investments, continued July 31, 2012

	Principal Amount	Value

U.S. Government Agencies, continued
Federal Home Loan Bank, continued
0.15%, 2/6/13	$7,500,000	$7,497,091
3.38%, 2/27/13	5,770,000	5,873,446
1.75%, 3/8/13	10,000,000	10,091,696
		194,072,957

Freddie Mac (15.1%)
0.21%, 8/10/12 (a)	1,600,000	1,600,001
0.17%, 8/13/12 **	10,000,000	9,999,433
2.13%, 9/21/12	2,375,000	2,381,434
0.28%, 10/12/12, (Next Reset: 8/1/12) (a)	21,175,000	21,175,549
0.12%, 11/13/12 **	15,000,000	14,994,800
0.52%, 11/26/12	25,700,000	25,728,741
0.38%, 11/30/12	17,890,000	17,902,126
0.16%, 12/10/12 **	10,000,000	9,994,178
4.13%, 12/21/12	5,575,000	5,659,875
0.17%, 12/31/12 **	15,000,000	14,989,550
0.33%, 1/10/13, (Next Reset: 8/1/12) (a)	18,395,000	18,403,240
0.19%, 1/14/13 **	10,263,000	10,254,009
4.50%, 1/15/13	26,383,000	26,898,702
0.17%, 2/13/13 **	15,000,000	14,986,117
1.72%, 4/11/13	3,740,000	3,777,996
1.63%, 4/15/13	2,125,000	2,145,627
		200,891,378

Straight-A Funding LLC ** (2.6%)
0.18%, 8/2/12	10,012,000	10,011,950
0.16%, 8/13/12	25,000,000	24,998,667
		35,010,617

Total U.S. Government Agencies		681,338,970

U.S. Treasury Obligations (0.8%)
U.S. Treasury Notes (0.8%)
0.38%, 8/31/12	10,000,000	10,001,807

Total U.S. Treasury Obligations		10,001,807
Repurchase Agreements (42.5%)
BMO Nesbitt Burns, 0.17%, dated 7/31/12, due 8/1/12, (Repurchase proceeds, $145,000,685, Collateralized by U.S. Treasury Security, 1.13%, 6/15/13, value $147,900,079)	145,000,000	145,000,000
Deutsche Bank, 0.18%, dated 7/31/12, due 8/1/12, (Repurchase proceeds, $145,000,725, Collateralized by U.S. Government Agency, 0.65%-1.00%, 9/23/13 – 11/7/14, value $147,900,002)	145,000,000	145,000,000

Continued

26

Institutional Government Money Market
Schedule of Investments, continued July 31, 2012

	Principal Amount	Value

Repurchase Agreements, continued
Goldman Sachs, 0.16%, dated 7/31/12, due 8/1/12, (Repurchase proceeds, $75,000,333, Collateralized by Fannie Mae and Freddie Mac, 0.38%-0.75%, 10/30/13 – 1/25/16, value $76,500,393)	$75,000,000	$75,000,000
Toronto Dominion, 0.14%, dated 7/31/12, due 8/1/12, (Repurchase proceeds, $100,000,389, Collateralized by U.S. Treasury Securities, 0.00%-3.88%, 12/13/12 – 4/15/29, value $102,000,089)	100,000,000	100,000,000
UBS Investment Bank, 0.16%, dated 7/31/12, due 8/1/12, (Repurchase proceeds, $101,282,450, Collateralized by U.S. Government Agency, 0.74%-5.25%, 8/1/12 – 6/26/15, value $103,308,316)	101,282,000	101,282,000

Total Repurchase Agreements		566,282,000

Total Investments (Cost $1,257,622,777) † – 94.5%		1,257,622,777

Other assets in excess of liabilities – 5.5%		73,313,239

NET ASSETS – 100.0%		$1,330,936,016

Notes to Schedule of Investments

**	Rate represents the effective yield at purchase.

†	Also represents cost for federal income tax purposes.

(a)	Variable rate security. Rate presented represents rate in effect at July 31, 2012.

See notes to schedules of investments and notes to financial statements.

27

U.S. Treasury Money Market
Schedule of Investments July 31, 2012

	Principal Amount	Value
U.S. Treasury Bills ** (8.6%)
0.14%, 9/13/12	$15,000,000	$14,997,581
0.15%, 9/13/12	15,000,000	14,997,402
0.14%, 10/4/12	15,000,000	14,996,373
0.14%, 10/4/12	15,000,000	14,996,333
0.14%, 12/6/12	25,000,000	24,987,618

Total U.S. Treasury Bills		84,975,307

U.S. Treasury Notes (27.4%)
1.75%, 8/15/12	40,000,000	40,024,925
0.38%, 8/31/12	5,000,000	5,000,904
0.38%, 10/31/12	30,000,000	30,016,440
3.38%, 11/30/12	30,000,000	30,321,355
0.63%, 12/31/12	25,000,000	25,047,439
1.38%, 1/15/13	30,000,000	30,163,832
1.38%, 2/15/13	20,000,000	20,125,790
1.38%, 3/15/13	30,000,000	30,218,207
1.75%, 4/15/13	40,000,000	40,436,514
1.38%, 5/15/13	20,000,000	20,186,849

Total U.S. Treasury Notes		271,542,255

Repurchase Agreements (63.9%)
BMO Nesbitt Burns, 0.16%, dated 7/31/12, due 8/1/12, (Repurchase proceeds, $220,000,978, Collateralized by U.S. Treasury Securities, 0.25%-1.13%, 6/15/13-2/28/14, value $224,400,014)	220,000,000	220,000,000
Deutsche Bank, 0.17%, dated 7/31/12, due 8/1/12, (Repurchase proceeds, $160,000,756, Collateralized by U.S. Treasury Security, 0.25%, 1/15/15, value $163,200,027)	160,000,000	160,000,000
Toronto Dominion, 0.14%, dated 7/31/12, due 8/1/12, (Repurchase proceeds, $125,000,486, Collateralized by U.S. Treasury Security, 2.38%, 1/15/25, value $127,500,038)	125,000,000	125,000,000
UBS Investment Bank, 0.15%, dated 7/31/12, due 8/1/12, (Repurchase proceeds, $127,891,533, Collateralized by U.S. Treasury Security, 2.50%, 4/30/15, value $130,448,837)	127,891,000	127,891,000

Total Repurchase Agreements		632,891,000

Total Investments (Cost $989,408,562) † – 99.9%		989,408,562

Other assets in excess of liabilities – 0.1%		1,130,356

NET ASSETS – 100.0%		$990,538,918

Notes to Schedule of Investments

**	Rate represents the effective yield at purchase.

†	Also represents cost for federal income tax purposes.

See notes to schedules of investments and notes to financial statements.

28

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29

Fifth Third Funds
Statements of Assets and Liabilities July 31, 2012

Prime Money Market
Assets:
Investments, at amortized cost and value	$702,198,909
Repurchase agreements, at cost and value	130,471,000
Total Investments	832,669,909
Cash	981
Interest receivable	1,549,570
Receivable for investments sold	–
Receivable for Fund shares sold	129,427
Receivable from Advisor and affiliates	748,141
Prepaid expenses and other assets	20,550
Total Assets	835,118,578
Liabilities:
Distributions payable	3,912
Payable for investments purchased	4,586
Payable for Fund shares redeemed	74,179
Accrued expenses and other payables:
Distribution and administrative servicing fee	883,702
Other	82,045
Total Liabilities	1,048,424
Net Assets:
Paid-in Capital	$834,661,180
Accumulated net investment income (loss)	2,707
Accumulated net realized gain (loss) from investment transactions	(593,733)
Net Assets	$834,070,154
Net Assets:
Institutional Shares	$489,519,815
Class A Shares	344,270,408
Class B Shares	186,438
Class C Shares	93,493
Select Shares	NA
Preferred Shares	NA
Trust Shares	NA
Total	$834,070,154
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value):
Institutional Shares	489,984,358
Class A Shares	344,580,149
Class B Shares	186,611
Class C Shares	93,567
Select Shares	NA
Preferred Shares	NA
Trust Shares	NA
Total	834,844,685
Net Asset Value
Offering and redemption price per share - Institutional Shares, Class A Shares, Class B Shares, Class C Shares, Select Shares, Preferred Shares and Trust Shares (a)	$1.00

(a)	Redemption price per share for Class B Shares and Class C Shares varies by length of time shares are held.

See notes to financial statements.

30

Fifth Third Funds
Statements of Assets and Liabilities July 31, 2012

Institutional Money Market	Institutional Government Money Market	U.S. Treasury Money Market

$1,521,514,989	$691,340,777	$356,517,562
127,544,000	566,282,000	632,891,000
1,649,058,989	1,257,622,777	989,408,562

276	435	158
3,212,160	1,361,530	1,114,102
7,060,367	71,518,142	–
84,806	604,443	110,508
117,980	387,450	380,784
34,923	30,896	30,968
1,659,569,501	1,331,525,673	991,045,082

50,148	6,926	6,314
8,537	–	–
67,324	–	4,647

357,248	513,144	437,642
83,633	69,587	57,561
566,890	589,657	506,164

$1,661,390,132	$1,330,911,364	$990,509,579
3,883	2,567	11,113
(2,391,404)	22,085	18,226
$1,659,002,611	$1,330,936,016	$990,538,918

$1,198,336,208	$972,162,307	$669,503,381
NA	NA	NA
NA	NA	NA
NA	NA	NA
192,415,271	38,437,208	10,102,694
49,227,468	191,833,334	231,118,126
219,023,664	128,503,167	79,814,717
$1,659,002,611	$1,330,936,016	$990,538,918

1,200,082,748	972,167,674	669,385,733
NA	NA	NA
NA	NA	NA
NA	NA	NA
192,687,277	38,437,387	10,100,531
49,299,201	191,834,290	231,061,863
219,338,156	128,503,795	79,800,381
1,661,407,382	1,330,943,146	990,348,508

$1.00	$1.00	$1.00

See notes to financial statements.

31

Fifth Third Funds
Statements of Operations For the year ended July 31, 2012

Prime Money Market
Investment Income:
Interest income	$2,330,296
Dividend income	53,455
Total Income	2,383,751

Expenses:
Investment advisory fees	3,434,951
Administration fees	1,502,056
Distribution servicing fees – Class A Shares	884,966
Distribution servicing fees – Class B Shares	2,935
Distribution servicing fees – Class C Shares	633
Administrative servicing fees – Class C Shares	211
Administrative servicing fees – Select Shares	NA
Administrative servicing fees – Preferred Shares	NA
Administrative servicing fees – Trust Shares	NA
Accounting fees	212,479
Registration and filing fees	53,690
Transfer and dividend disbursing agent fees	81,688
Custody fees	33,343
Trustees’ fees and expenses	61,993
Professional fees	46,286
Printing expense	51,107
Other expenses	87,304
Total expenses	6,453,642
Less: Waiver and/or reimbursement from Advisor and/or affiliates	(3,267,336)
Distribution/servicing fees waived	(888,744)
Net Expenses	2,297,562

Net Investment Income	86,189
Net realized gains on investments	16,434
Change in net assets resulting from operations	$102,623

See notes to financial statements.

32

Fifth Third Funds
Statements of Operations For the year ended July 31, 2012

Institutional Money Market	Institutional Government Money Market	U.S. Treasury Money Market

$5,370,181	$2,587,048	$1,432,822
106,868	52	646
5,477,049	2,587,100	1,433,468

7,778,620	5,917,296	4,449,775
3,401,243	2,587,425	1,945,643
NA	NA	NA
NA	NA	NA
NA	NA	NA
NA	NA	NA
154,783	30,484	13,761
81,698	441,692	383,936
524,204	261,484	201,972
331,217	281,196	241,247
58,875	44,321	39,650
113,761	83,627	64,345
52,530	41,973	36,448
154,516	111,888	84,540
89,277	69,862	57,611
–	–	–
281,105	220,006	209,411
13,021,829	10,091,254	7,728,339
(8,177,576)	(6,923,341)	(5,806,795)
(487,075)	(732,314)	(599,650)
4,357,178	2,435,599	1,321,894

1,119,871	151,501	111,574
73,757	23,067	18,226
$1,193,628	$174,568	$129,800

See notes to financial statements.

33

Fifth Third Funds
Statements of Changes in Net Assets

	Prime Money Market
	Year ended July 31, 2012	Year ended July 31, 2011
Change in Net Assets:
Operations:
Net investment income	$86,189	$91,405
Net realized gains on investment transactions	16,434	32,648
Payment by Affiliate *	–	650,000
Change in net assets resulting from operations	102,623	774,053

Distributions to shareholders from net investment income:
Institutional Shares	(51,924)	(124,615)
Class A Shares	(36,520)	(104,602)
Class B Shares	(30)	(259)
Class C Shares	(9)	(55)
Select Shares	NA	NA
Preferred Shares	NA	NA
Trust Shares	NA	NA
Change in net assets from Fund shareholder distributions	(88,483)	(229,531)

Change in net assets from fund share transactions	(25,805,237)	(55,123,026)
Change in net assets	(25,791,097)	(54,578,504)

Net Assets:
Beginning of period	859,861,251	914,439,755
End of period	$834,070,154	$859,861,251

Accumulated net investment income/(loss)	$2,707	$3,419

*	See Note 4

See notes to financial statements.

34

Fifth Third Funds
Statements of Changes in Net Assets

Institutional Money Market		Institutional Government Money Market		U.S. Treasury Money Market
Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011

$1,119,871	$1,906,825	$151,501	$468,761	$111,574	$213,270
73,757	177,882	23,067	15,774	18,226	6,336
–	–	–	–	–	–
1,193,628	2,084,707	174,568	484,535	129,800	219,606

(1,066,560)	(1,875,344)	(109,271)	(447,480)	(76,092)	(216,690)
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
(30,693)	(39,726)	(3,885)	(8,952)	(1,725)	(758)
(5,576)	(8,339)	(30,128)	(31,773)	(25,659)	(31,978)
(21,536)	(26,234)	(10,652)	(14,117)	(8,098)	(10,635)
(1,124,365)	(1,949,643)	(153,936)	(502,322)	(111,574)	(260,061)

(363,009,598)	(1,250,871,005)	(161,863,444)	(589,178,442)	(131,153,501)	(298,150,737)
(362,940,335)	(1,250,735,941)	(161,842,812)	(589,196,229)	(131,135,275)	(298,191,192)

2,021,942,946	3,272,678,887	1,492,778,828	2,081,975,057	1,121,674,193	1,419,865,385
$1,659,002,611	$2,021,942,946	$1,330,936,016	$1,492,778,828	$990,538,918	$1,121,674,193

$3,883	$4,464	$2,567	$11,113	$29,340	$8,756

See notes to financial statements.

35

Fifth Third Funds
Statements of Changes in Net Assets, continued –
Fund Share Transactions

	Prime Money Market
	Year ended July 31, 2012	Year ended July 31, 2011
Share Transactions: *
Institutional Shares
Shares issued	830,774,073	949,465,712
Dividends reinvested	11,313	27,388
Shares redeemed	(832,857,039)	(941,626,584)
Total Institutional Shares	(2,071,653)	7,866,516
Class A Shares
Shares issued	240,621,148	262,242,711
Dividends reinvested	36,340	104,478
Shares redeemed	(264,024,735)	(324,701,504)
Total Class A Shares	(23,367,247)	(62,354,315)
Class B Shares
Shares issued	21,271	92,132
Dividends reinvested	15	81
Shares redeemed	(399,341)	(707,194)
Total Class B Shares	(378,055)	(614,981)
Class C Shares
Shares issued	53,651	331,931
Dividends reinvested	3	39
Shares redeemed	(41,936)	(347,895)
Total Class C Shares	11,718	(15,925)
Select Shares
Shares issued	NA	NA
Dividends reinvested	NA	NA
Shares redeemed	NA	NA
Total Select Shares	NA	NA
Preferred Shares
Shares issued	NA	NA
Dividends reinvested	NA	NA
Shares redeemed	NA	NA
Total Preferred Shares	NA	NA
Trust Shares
Shares issued	NA	NA
Dividends reinvested	NA	NA
Shares redeemed	NA	NA
Total Trust Shares	NA	NA

*	Share transactions are at a Net Asset Value of $1.00 per share.

See notes to financial statements.

36

Fifth Third Funds
Statements of Changes in Net Assets, continued–
Fund Share Transactions

Institutional Money Market		Institutional Government Money Market		U.S. Treasury Money Market
Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011	Year ended July 31, 2012	Year ended July 31, 2011

5,778,570,372	10,005,681,172	3,413,441,734	6,159,709,474	2,016,960,951	2,919,416,252
393,528	826,875	34,195	131,479	17,340	64,865
(6,139,994,579)	(11,274,071,754)	(3,515,641,617)	(6,739,982,764)	(2,139,348,471)	(3,272,270,407)
(361,030,679)	(1,267,563,707)	(102,165,688)	(580,141,811)	(122,370,180)	(352,789,290)

NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA

NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA

NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA

1,756,962,515	1,280,392,595	76,572,593	687,222,679	288,657,059	4,808,446
16,380	19,593	1,992	6,161	195	284
(1,759,924,383)	(1,189,303,590)	(79,242,755)	(703,923,874)	(281,382,164)	(11,181,356)
(2,945,488)	91,108,598	(2,668,170)	(16,695,034)	7,275,090	(6,372,626)

331,865,443	506,659,185	1,385,636,046	1,379,684,972	573,598,095	761,590,089
4,620	6,693	22,660	19,660	13,298	12,847
(333,682,976)	(579,350,180)	(1,477,893,305)	(1,333,259,704)	(601,304,329)	(690,941,994)
(1,812,913)	(72,684,302)	(92,234,599)	46,444,928	(27,692,936)	70,660,942

339,585,174	248,820,015	262,505,558	220,455,087	335,721,212	389,498,992
2,282	2,922	2,615	2,083	–	–
(336,807,974)	(250,554,531)	(227,303,160)	(259,243,695)	(324,086,687)	(399,148,755)
2,779,482	(1,731,594)	35,205,013	(38,786,525)	11,634,525	(9,649,763)

See notes to financial statements.

37

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/ (Losses) from Investments		Less Distributions to Shareholders
Prime Money Market
Institutional Shares
Year ended 7/31/12	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/11	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/10	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/09	$1.00	0.01	Δ	–	^	(0.01)
Year ended 7/31/08	$1.00	0.04	Δ	–	^	(0.04)
Prime Money Market
Class A Shares
Year ended 7/31/12	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/11	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/10	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/09	$1.00	0.01	Δ	–	^	(0.01)
Year ended 7/31/08	$1.00	0.03	Δ	–	^	(0.03)
Prime Money Market
Class B Shares
Year ended 7/31/12	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/11	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/10	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/09	$1.00	0.01	Δ	–	^	(0.01)
Year ended 7/31/08	$1.00	0.03	Δ	–	^	(0.03)
Prime Money Market
Class C Shares
Year ended 7/31/12	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/11	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/10	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/09	$1.00	0.01	Δ	–	^	(0.01)
Year ended 7/31/08	$1.00	0.03	Δ	–	^	(0.03)

See notes to financial highlights and notes to financial statements.

38

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)		Ratios of Expenses to Average Net Assets (b)		Ratios of Net Investment Income to Average Net Assets

$1.00	0.01%	$489,520	0.65%		0.27	%†	0.01%
$1.00	0.03%#	$491,605	0.64%		0.28	%†	0.01%
$1.00	0.02%	$483,486	0.64	%Ω	0.38	%Ω†	0.02%
$1.00	1.23%	$723,024	0.66	%Ω	0.58	%Ω	1.29%
$1.00	3.65%	$892,765	0.66%		0.54%		3.44%

$1.00	0.01%	$344,270	0.90%		0.27	%†	0.01%
$1.00	0.03%#	$367,610	0.89%		0.28	%†	0.01%
$1.00	0.02%	$429,678	0.89	%Ω	0.38	%Ω†	0.02%
$1.00	0.99%	$537,555	0.91	%Ω	0.81	%Ω†	1.06%
$1.00	3.40%	$721,478	0.91%		0.79%		3.22%

$1.00	0.01%	$186	1.65%		0.27	%†	0.01%
$1.00	0.03%#	$564	1.64%		0.29	%†	0.01%
$1.00	0.02%	$1,178	1.64	%Ω	0.40	%Ω†	0.01%
$1.00	0.52%	$2,600	1.67	%Ω	1.29	%Ω†	0.52%
$1.00	2.62%	$2,390	1.66%		1.54%		2.40%

$1.00	0.01%	$94	1.65%		0.27	%†	0.01%
$1.00	0.03%#	$82	1.64%		0.29	%†	0.01%
$1.00	0.02%	$98	1.66	%Ω	0.47	%Ω†	0.01%
$1.00	0.52%	$855	1.66	%Ω	1.31	%Ω†	0.58%
$1.00	2.63%	$1,103	1.66%		1.54%		2.53%

See notes to financial highlights and notes to financial statements.

39

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/ (Losses) from Investments		Less Distributions to Shareholders
Institutional Money Market
Institutional Shares
Year ended 7/31/12	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/11	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/10	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/09	$1.00	0.01	Δ	–	^	(0.01)
Year ended 7/31/08	$1.00	0.04	Δ	–	^	(0.04)
Institutional Money Market
Select Shares
Year ended 7/31/12	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/11	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/10	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/09	$1.00	0.01	Δ	–	^	(0.01)
Year ended 7/31/08	$1.00	0.04	Δ	–	^	(0.04)
Institutional Money Market
Preferred Shares
Year ended 7/31/12	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/11	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/10	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/09	$1.00	0.01	Δ	–	^	(0.01)
Year ended 7/31/08	$1.00	0.04	Δ	–	^	(0.04)
Institutional Money Market
Trust Shares
Year ended 7/31/12	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/11	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/10	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/09	$1.00	0.01	Δ	–	^	(0.01)
Year ended 7/31/08	$1.00	0.04	Δ	–	^	(0.04)

See notes to financial highlights and notes to financial statements.

40

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)		Ratios of Expenses to Average Net Assets (b)		Ratios of Net Investment Income to Average Net Assets

$1.00	0.07%	$1,198,336	0.63%		0.21	%†	0.07%
$1.00	0.09%	$1,559,205	0.62%		0.21	%†	0.09%
$1.00	0.14%	$2,826,419	0.62	%Ω	0.21	%Ω†	0.14%
$1.00	1.53%	$2,507,708	0.64	%Ω	0.24	%Ω	1.45%
$1.00	3.96%	$2,380,397	0.64%		0.21%		3.82%

$1.00	0.02%	$192,415	0.71%		0.27	%†	0.02%
$1.00	0.02%	$195,394	0.70%		0.27	%†	0.02%
$1.00	0.06%	$104,438	0.70	%Ω	0.29	%Ω†	0.06%
$1.00	1.45%	$117,441	0.72	%Ω	0.32	%Ω	1.48%
$1.00	3.87%	$110,410	0.73%		0.29%		3.47%

$1.00	0.01%	$49,228	0.78%		0.27	%†	0.01%
$1.00	0.01%	$51,050	0.77%		0.29	%†	0.01%
$1.00	0.02%	$123,711	0.77	% Ω	0.33	%Ω†	0.03%
$1.00	1.38%	$165,806	0.79	% Ω	0.39	%Ω	1.32%
$1.00	3.80%	$121,489	0.79%		0.36%		3.66%

$1.00	0.01%	$219,024	0.88%		0.27	%†	0.01%
$1.00	0.01%	$216,294	0.87%		0.28	%†	0.01%
$1.00	0.01%	$218,111	0.87	%Ω	0.34	%Ω†	0.01%
$1.00	1.28%	$317,382	0.89	%Ω	0.49	%Ω	1.26%
$1.00	3.70%	$311,528	0.89%		0.46%		3.60%

See notes to financial highlights and notes to financial statements.

41

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/ (Losses) from Investments		Less Distributions to Shareholders
Institutional Government Money Market
Institutional Shares
Year ended 7/31/12	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/11	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/10	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/09	$1.00	0.01	Δ	–	^	(0.01)
Year ended 7/31/08	$1.00	0.04	Δ	–	^	(0.04)
Institutional Government Money Market
Select Shares
Year ended 7/31/12	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/11	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/10	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/09	$1.00	0.01	Δ	–	^	(0.01)
Year ended 7/31/08	$1.00	0.04	Δ	–	^	(0.04)
Institutional Government Money Market
Preferred Shares
Year ended 7/31/12	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/11	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/10	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/09	$1.00	0.01	Δ	–	^	(0.01)
Year ended 7/31/08	$1.00	0.03	Δ	–	^	(0.03)
Institutional Government Money Market
Trust Shares
Year ended 7/31/12	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/11	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/10	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/09	$1.00	0.01	Δ	–	^	(0.01)
Year ended 7/31/08	$1.00	0.03	Δ	–	^	(0.03)

See notes to financial highlights and notes to financial statements.

42

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)		Ratios of Expenses to Average Net Assets (b)		Ratios of Net Investment Income to Average Net Assets

$1.00	0.01%	$972,162	0.63%		0.16	%†	0.01%
$1.00	0.03%	$1,074,313	0.62%		0.19	%†	0.03%
$1.00	0.07%	$1,654,462	0.62	%Ω	0.21	%Ω†	0.08%
$1.00	1.06%	$2,058,233	0.63	%Ω	0.23	%Ω	0.86%
$1.00	3.66%	$780,910	0.64%		0.21%		3.33%

$1.00	0.01%	$38,437	0.71%		0.17	%†	0.01%
$1.00	0.01%	$41,105	0.70%		0.21	%†	0.01%
$1.00	0.02%	$57,800	0.70	%Ω	0.26	%Ω†	0.03%
$1.00	0.98%	$113,374	0.71	%Ω	0.31	%Ω	0.84%
$1.00	3.58%	$43,793	0.72%		0.29%		2.99%

$1.00	0.01%	$191,834	0.78%		0.17	%†	0.01%
$1.00	0.01%	$284,064	0.77%		0.21	%†	0.01%
$1.00	0.01%	$237,627	0.77	%Ω	0.28	%Ω†	0.02%
$1.00	0.90%	$376,800	0.78	%Ω	0.38	%Ω†	0.80%
$1.00	3.51%	$245,995	0.79%		0.36%		3.33%

$1.00	0.01%	$128,503	0.88%		0.17	%†	0.01%
$1.00	0.01%	$93,297	0.87%		0.22	%†	0.01%
$1.00	0.01%	$132,086	0.87	%Ω	0.27	%Ω†	0.01%
$1.00	0.81%	$158,318	0.88	%Ω	0.47	%Ω†	0.83%
$1.00	3.41%	$219,872	0.89%		0.46%		3.17%

See notes to financial highlights and notes to financial statements.

43

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/ (Losses) from Investments		Less Distributions to Shareholders
U.S. Treasury Money Market
Institutional Shares
Year ended 7/31/12	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/11	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/10	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/09	$1.00	0.01	Δ	–	^	(0.01)
Year ended 7/31/08	$1.00	0.03	Δ	–	^	(0.03)
U.S. Treasury Money Market
Select Shares
Year ended 7/31/12	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/11	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/10	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/09	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/08	$1.00	0.03	Δ	–	^	(0.03)
U.S. Treasury Money Market
Preferred Shares
Year ended 7/31/12	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/11	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/10	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/09	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/08	$1.00	0.03	Δ	–	^	(0.03)
U.S. Treasury Money Market
Trust Shares
Year ended 7/31/12	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/11	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/10	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/09	$1.00	–	^Δ	–	^	–	^
Year ended 7/31/08	$1.00	0.03	Δ	–	^	(0.03)

See notes to financial highlights and notes to financial statements.

44

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000’s)	Ratios of Expenses to Average Net Assets (a)		Ratios of Expenses to Average Net Assets (b)		Ratios of Net Investment Income to Average Net Assets

$1.00	0.01%	$669,503	0.64%		0.12	%†	0.01%
$1.00	0.02%	$791,877	0.62%		0.17	%†	0.02%
$1.00	0.02%	$1,144,686	0.63	%Ω	0.20	%Ω†	0.02%
$1.00	0.53%	$1,305,329	0.65	%Ω	0.25	%Ω	0.50%
$1.00	3.21%	$1,217,028	0.63%		0.21%		2.78%

$1.00	0.01%	$10,103	0.72%		0.12	%†	0.01%
$1.00	0.01%	$2,826	0.70%		0.19	%†	0.01%
$1.00	0.01%	$9,203	0.71	%Ω	0.21	%Ω†	0.02%
$1.00	0.46%	$24,743	0.73	%Ω	0.33	%Ω†	0.34%
$1.00	3.10%	$20,532	0.72%		0.29%		3.74%

$1.00	0.01%	$231,118	0.79%		0.12	%†	0.01%
$1.00	0.01%	$258,795	0.77%		0.17	%†	0.01%
$1.00	0.01%	$188,149	0.78	%Ω	0.20	%Ω†	0.02%
$1.00	0.39%	$295,058	0.80	%Ω	0.39	%Ω†	0.42%
$1.00	3.06%	$480,906	0.79%		0.36%		3.01%

$1.00	0.01%	$79,815	0.89%		0.12	%†	0.01%
$1.00	0.01%	$68,176	0.87%		0.18	%†	0.01%
$1.00	0.01%	$77,827	0.88	%Ω	0.20	%Ω†	0.02%
$1.00	0.33%	$96,197	0.90	%Ω	0.46	%Ω†	0.35%
$1.00	2.95%	$144,089	0.88%		0.46%		2.61%

See notes to financial highlights and notes to financial statements.

45

Fifth Third Funds
Notes to Financial Highlights

(a)	Before waivers and reimbursements.
(b)	Net of waivers and reimbursements.
^	Amount is less than $0.005.
∆	Average shares method used in calculation.
Ω
Includes expense for the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds. This expense is being borne by the Funds without regard to any expense limitation currently in effect.

		Year ended 7/31/2010	Year ended 7/31/2009
	Prime Money Market	0.01%	0.04%
	Institutional Money Market	–^	0.03%
	Institutional Government Money Market	–^	0.02%
	U.S. Treasury Money Market	0.01%	0.04%

	^ Amount is less than 0.005%.
†	The Advisor waived additional expenses to maintain a competitive yield as follows (see Note 4):

	Year ended 7/31/2012	Year ended 7/31/2011	Year ended 7/31/2010	Year ended 7/31/2009
Prime Money Market
Institutional Shares	0.27%	0.26%	0.17%	–
Class A Shares	0.52%	0.51%	0.42%	0.02%
Class B Shares	1.27%	1.25%	1.15%	0.29%
Class C Shares	1.27%	1.25%	1.10%	0.27%
Institutional Money Market
Institutional Shares	–^	–^	–^	–
Select Shares	0.02%	0.02%	–^	–
Preferred Shares	0.09%	0.07%	0.03%	–
Trust Shares	0.19%	0.18%	0.12%	–^
Institutional Government Money Market
Institutional Shares	0.05%	0.02%	–^	–
Select Shares	0.12%	0.08%	0.03%	–
Preferred Shares	0.20%	0.15%	0.08%	0.01%
Trust Shares	0.29%	0.24%	0.19%	0.01%
U.S. Treasury Money Market
Institutional Shares	0.09%	0.04%	0.02%	–
Select Shares	0.17%	0.10%	0.09%	–^
Preferred Shares	0.24%	0.19%	0.17%	0.01%
Trust Shares	0.34%	0.28%	0.27%	0.04%

^ Amount is less than 0.005%.
#
During the year ended July 31, 2011, the Advisor made a Voluntary Capital Contribution to Prime Money Market. See Note 4 in Notes to Financial Statements for further information. The per share impact of this payment is less than $0.005. This payment into the Fund had no impact on total return for the year ended July 31, 2011.

See notes to financial statements.

46

Fifth Third Funds
Notes to Financial Statements
July 31, 2012

(1) Organization

Fifth Third Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company established as a Massachusetts business trust. The Trust consists of twenty separate investment portfolios.

The accompanying financial statements and notes relate only to the following series of the Trust, each of which is diversified (individually a “Fund” and collectively the “Funds”).

Fund Name

Fifth Third Prime Money Market Fund (“Prime Money Market”)
Fifth Third Institutional Money Market Fund (“Institutional Money Market”)
Fifth Third Institutional Government Money Market Fund (“Institutional Government Money Market”)
Fifth Third U.S. Treasury Money Market Fund (“U.S. Treasury Money Market”)

Institutional Money Market, Institutional Government Money Market and U.S. Treasury Money Market have four classes of shares: Institutional, Select, Preferred and Trust shares. Prime Money Market has four classes of shares: Institutional, Class A, Class B and Class C shares. Prime Money Market’s Class B shares are closed for purchases as of this report date. Each class of shares for each Fund has identical rights and privileges except with respect to administrative services fees paid by Class C, Select, Preferred and Trust shares, distribution services fees paid by Class A, Class B, and Class C shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

As of April 5, 2012, Fifth Third Asset Management, Inc. (“FTAM” or the “Advisor”) and Fifth Third Financial Corporation have agreed to sell their interest in management of the Fifth Third Funds. In connection with the sale, FTAM proposed to the Trust’s Board of Trustees that the Fifth Third money market funds be reorganized into certain existing money market funds (“Federated Money Market Funds”) managed by Federated Investment Management Company.

On April 4, 2012, the Board of Trustees of the Fifth Third Funds approved Agreements and Plans of Reorganization (the “Plans”) on behalf of the Prime Money Market, Institutional Money Market, Institutional Government Money Market and U.S. Treasury Money Market (each an “Acquired Fund”

47

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

and together, the “Acquired Funds”). Pursuant to the Plans, each Acquired Fund’s assets would be transferred to a corresponding Federated Money Market Fund advised by Federated Investment Management Company and shareholders in each Acquired Fund would become shareholders in the corresponding Federated Money Market Fund (each, an “Acquiring Fund” and together, the “Acquiring Funds”). The proposed reorganizations are as follows:

Acquired Funds, each a series of Fifth Third Funds	Acquiring Funds, each a series of Money Market Obligations Trust
Prime Money Market	Federated Prime Value Obligations Fund
Class A Shares	Service Shares
Class B Shares	Service Shares
Class C Shares	Service Shares
Institutional Shares	Service Shares
Institutional Money Market	Federated Prime Cash Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares
Institutional Government Money	Federated Government Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares
U.S. Treasury Money Market	Federated Treasury Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares

The Plans were submitted to the shareholders of each Acquired Fund for approval at a special meeting held on September 5, 2012. Only those shareholders of record of the Acquired Fund as of the close of business on the record date July 9, 2012 were entitled to vote on the proposed reorganization. Such shareholders were mailed information detailing the proposed reorganization and providing further information about the Acquiring Fund. The reorganizations were effective on September 10, 2012. The exchanges were done on a tax-free basis, which means that no gain or loss was recognized directly as a result of the reorganization by either an Acquired Fund or its shareholders.

48

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 10.

Securities Transactions and Related Income – Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, amortization of premium or accretion of discount. Dividend or capital gain distributions from investment company securities are recorded on ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Other – Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on their relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as administrative services and/or distribution servicing fees.

Distributions to Shareholders – Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. To the extent distributions would

49

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

exceed net investment income and net realized gains for tax purposes, they are reported as a return of capital. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassifications. Accordingly, at July 31, 2012, reclassifications were recorded as follows:

	Increase (Decrease) Accumulated Net Investment Income (Loss)	Increase (Decrease) Accumulated Net Realized Gain (Loss)	Increase (Decrease) Paid-in-Capital
Prime Money Market	$1,582	$–	$(1,582)
Institutional Money Market	3,913	–	(3,913)
Institutional Government Money Market	2,934	–	(2,934)
U.S. Treasury Money Market	2,357	–	(2,357)

(3) Securities and Other Investments

Repurchase Agreements – The Funds may enter into repurchase agreements only with banks and other recognized financial institutions, such as broker/dealers, which are deemed by FTAM to be creditworthy. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession or have legally segregated in the Federal Reserve Book Entry System, all securities segregated as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the relevant repurchase agreement transaction. Risks may arise from the potential inability or unwillingness of counterparties to honor the terms of a repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

(4) Related Party Transactions

Investment Advisory Fee – FTAM is the Funds’ investment advisor. FTAM, a wholly owned subsidiary of Fifth Third Bank, is an indirect subsidiary of Fifth Third Bancorp, a publicly traded financial services company. The advisory agreement between the Funds and the Advisor provides for an annual fee equal to 0.40% of each Fund’s average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee. The Advisor can modify or terminate the voluntary waiver at any time at its sole discretion.

50

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

For the twelve months ended July 31, 2012, the Advisor voluntarily waived the following fees:

Fund	Advisor Fee Waiver
Prime Money Market	$1,049,347
Institutional Money Market	5,833,965
Institutional Government Money Market	4,437,972
U.S. Treasury Money Market	3,480,488

Administration Fee – FTAM is the Trust’s administrator the (“Administrator”) and generally assists in all aspects of the Trust’s administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. The Administrator receives administration fees at the annual rates shown below which are computed daily on average daily net assets of the Trust; the fees are prorated among the Funds based upon their relative average daily net assets.

Administration Fee	Trust Average Daily Net Assets
0.20%	Up to $1 billion
0.18%	In excess of $1 billion up to $2 billion
0.17%	In excess of $2 billion

An annual fee of $10,000 per class, per Fund applies beyond the first four classes per Fund. Each Fund that commences operations after September 18, 2002 is subject to an annual $20,000 minimum fee. The Administrator may voluntarily choose to waive any portion of its fee. The Administrator can modify or terminate the voluntary waiver at any time at its sole discretion.

For the twelve months ended July 31, 2012, FTAM voluntarily waived the following administration fees:

Fund	Administration Fee Waiver
Prime Money Market	$1,502,056
Institutional Money Market	2,343,604
Institutional Government Money Market	2,485,369
U.S. Treasury Money Market	1,945,643

Expense Limitations – In its capacity as Advisor and Administrator, FTAM has entered into a contractual expense limitation agreement with the Funds. Under the terms of the expense limitation agreement, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the specified expense limit for the Fund, the excess amount will be borne by FTAM. If the operating expenses are less than the specified expense limit for the Fund, FTAM shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed

51

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

do not exceed such expense limit for the Fund, under the period of the agreement (currently the period for the 12 months commencing November 26, 2011). Such reimbursement shall be paid only while the expense limitation agreement is in effect and only if such amount paid, together with all other amounts reimbursed under this plan in the fiscal year, does not cause the Fund to exceed the contractual expense limitation. Due to the possibility of changes in market conditions and other factors FTAM may voluntarily waive additional expenses beyond its contractual obligation. There can be no assurance that the level of waivers, reimbursements and reduction of Fund expenses reflected in the financial highlights will be maintained in the future. All waivers not recovered at the end of the period expire on November 26, 2012. The Funds’ contractual class expense limitations and reimbursement recoverable as of this report date are as follows:

	Class Expense Limitation *							Reimbursement Recoverable **
Fund	Institutional	A	B	C	Select	Preferred	Trust
Prime Money Market	0.54%	0.79%	1.54%	1.54%	NA	NA	NA	$927,569
Institutional Money Market	0.21%	NA	NA	NA	0.29%	0.36%	0.46%	$8,177,569
Institutional Government Money Market	0.21%	NA	NA	NA	0.29%	0.36%	0.46%	$6,251,140
U.S. Treasury Money Market	0.21%	NA	NA	NA	0.29%	0.36%	0.46%	$4,792,640

*	The annual limitations shown include 12b-1 or administrative services fees and are contractual.
**	The cumulative amounts waived and/or reimbursed which may be potentially recoverable by FTAM under the expense limitation agreements for the period from November 26, 2011 through July 31, 2012.

The dollar amounts of the other contractual expense reimbursements, excluding accounting and administration waivers discussed separately in this Note, were $715,932 for Prime Money Market and $380,660 for U.S. Treasury Money Market for the year ended July 31, 2012.

Accounting Fees – FTAM is the Funds’ accounting agent. FTAM receives accounting fees at the annual rates shown below which are computed daily and paid monthly based on average daily net assets of each Fund, subject to a $30,000 per Fund annual minimum, plus out-of-pocket expenses.

Accounting Fee	Fund Average Daily Net Assets
0.020%	Up to $500 million
0.015%	In excess of $500 million up to $1 billion
0.010%	In excess of $1 billion

52

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

In addition, a $10,000 annual flat per class, per Fund fee applies beyond the initial class of shares.

Distribution and/or Servicing Fees, Waivers – The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. FTAM Funds Distributor, Inc. is the Trust’s distributor/principal underwriter (the “Distributor”). Under the terms of the Plan, Prime Money Market will compensate the Distributor from the net assets of the Fund’s Class A, Class B and Class C shares to finance activities intended to result in the sales of the Fund’s shares. The Plan provides that Prime Money Market will incur fees accrued daily and paid monthly to the Distributor at annual rates up to or equal to that shown below based on average daily net assets of the respective classes in the Plan.

Class	Distribution/Servicing Fee
Class A	0.25%
Class B	1.00%
Class C	0.75%

The Distributor may voluntarily choose to waive and/or reimburse a portion of its fee. The Distributor can modify or terminate the voluntary waiver/reimbursement at any time at its sole discretion. The Distributor voluntarily waived fees of $888,533 in Prime Money Market during the period.

In addition, the Distributor earned contingent deferred sales commissions (CDSC) on certain redemptions of Class A, B and C shares (all of which is paid to the finance agent who financed advance commissions, as applicable, on sales of these shares). FTAM is the Class A and C advance commission finance agent. For the twelve months ended July 31, 2011, FTAM earned $9,504 in CDSC fees from the Trust. Effective July 1, 2012 FTAM is the Class B advance commission finance agent. For the month ended July 31, 2012, FTAM earned $848 in CDSC fees from the Trust. Affiliates of FTAM earned reallowed 12b-1 distribution/servicing fees as well as administrative servicing fees (see below) of $1,041,886 from the Trust for the period ended as of the report date.

Administrative Servicing Fee – The Trust has a Shareholder Servicing Plan with the Distributor with respect to Class C, Select, Preferred and Trust shares. Under the Agreement, certain administrative services, including those relating to the maintenance of shareholder accounts were provided to

53

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

these shareholders during the year. The Distributor, as well as other financial institutions (which may include affiliates of the Advisor) receives fees computed at annual rates up to those shown below, based on average daily net assets of the respective classes.

Class	Administrative Servicing Fee
Class C	0.25%
Select	0.08%
Preferred	0.15%
Trust	0.25%

The Distributor may voluntarily choose to waive and/or reimburse a portion of its fee. The Distributor can modify or terminate this voluntary wavier/reimbursement at any time at its sole discretion.

For the twelve months ended July 31, 2012, the Distributor waived the following administrative servicing fees:

Fund	Administrative Servicing Fee Waiver
Prime Money Market	$211
Institutional Money Market	487,075
Institutional Government Money Market	732,314
U.S. Treasury Money Market	599,650

Transfer and Dividend Disbursing Agent – Pursuant to a Services Agreement with the Trust dated May 14, 2007, FTAM provides certain services on behalf of the Trust. Under this agreement, FTAM’s fees are paid monthly and are accrued daily based upon each Fund of the Trust’s relative average daily net assets, at the aggregate annual amount of $370,000. FTAM earned $370,000 from the Trust in service fees for the period ended as of this report date.

Other – Certain officers of the Trust are also officers of FTAM and/or its affiliates. Certain non-principal officers of the Trust are also employees of the Trust’s custodian bank, State Street Bank and Trust Company (“State Street”). None of these officers are paid any fees by the Trust.

The Trust reimbursed FTAM for fees paid to a third party in connection with the negotiation of a new custody agreement. For the year ended July 31, 2012, the fees were $29,790. The fees were allocated to each Fund based on actual expenses incurred by the Fund.

Payments by Affiliates – In July 2010, certain funds received a one time payment from the BISYS Fair Fund (a fund established pursuant to a settlement between the SEC and BISYS Fund Services, Inc. that requires,

54

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

among other things, a distribution of settlement monies from the fair fund to benefit affected mutual funds). The impact of these payments is not reflected in the net expense ratios in the Financial Highlights. The impact to the net expense ratios and total return was not significant.

On October 25, 2010, the Prime Money Fund received $650,000 as a non-recourse voluntary capital contribution from the Advisor’s affiliate to absorb a portion of the losses realized on the sale of certain portfolio investments. The Advisor’s affiliate did not receive any consideration in return for the capital contribution and no repayment or future consideration is expected. The amount is reflected in the Statement of Operations as a Payment by Affiliate.

(5) Line of Credit

As of February 1, 2008, the Funds have an uncommitted, unsecured line of credit facility with State Street. Under the terms of the agreement, which is renewable annually, the Funds may borrow up to $100 million in the aggregate. The purpose of the facility generally is to borrow funds if necessary to meet temporary or emergency cash needs, including to fund redemption requests that might otherwise require the untimely disposition of securities. Borrowings may not exceed 33-1/3% of a Fund’s net assets and must be repaid within 60 days. Drawn loans will be priced at a bid rate, though, in any event, not less than a fixed rate plus a spread determined by State Street. There were no borrowings against the line of credit during the fiscal year ended July 31, 2012.

(6) Federal Tax Information

It is the intention of each Fund to continue to qualify as a regulated investment company by complying with Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Accordingly, no provision for federal income or excise taxes has been made.

At July 31, 2012, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Funds file U.S. tax returns and returns in various foreign jurisdictions in which they invest. While the statute of limitations remains open to examine

55

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

the Funds’ U.S. tax returns filed for the fiscal years from 2009-2011, no examinations are in progress or anticipated as of this report date. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010.

The tax character of distributions paid during the fiscal years ended July 31, 2012 and 2011 was as follows:

	Ordinary Income Distributions
	July 31, 2012	July 31, 2011
Prime Money Market	$88,483	$229,531
Institutional Money Market	1,124,365	1,949,643
Institutional Government Money Market	153,936	502,322
U.S. Treasury Money Market	111,574	260,061

As of July 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Total Accumulated Earnings/ (Deficit)
Prime Money Market	$2,707	$(593,733)	$(591,026)
Institutional Money Market	3,883	(2,391,404)	(2,387,521)
Institutional Government Money Market	24,650	–	24,650
U.S. Treasury Money Market	29,339	–	29,339

As of July 31, 2012, the following Funds have net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by U.S. Treasury regulations:

	Expiration Year
	2014	2015	2016	2017	2018	2019	Total
Prime Money Market	$75,881	$–	$–	$100,645	$9,872	$407,335	$593,733
Institutional Money Market	–	–	–	8,671	25,057	2,357,676	$2,391,404

56

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after July 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

During the year ended July 31, 2012, the Funds used capital loss carryforwards in the following amounts:

Amount Used
Prime Money Market	$16,434
Institutional Money Market	73,757
Institutional Government Money Market	981

(7) Market and Credit Risk

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

(8) 10% Shareholders

As of July 31, 2012, the Funds had individual shareholder accounts and/ or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below:

Fund	Number of Accounts	% of Shares Outstanding
Prime Money Market	2	86.59%
Institutional Money Market	3	68.79%
Institutional Government Money Market	3	77.94%
U.S. Treasury Money Market	3	71.17%

57

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

Affiliated Shareholders

As of July 31, 2012, Fifth Third Bank and its affiliates and the retirement plans of Fifth Third Bank and its affiliates, held shares which may be redeemed at any time as detailed below:

	Number of	% of Affiliated
Fund	Accounts	Shareholders
Prime Money Market	1	45.88%
Institutional Money Market	2	51.38%
Institutional Government Money Market	1	44.90%
U.S. Treasury Money Market	1	48.74%

(9) Guarantees and Indemnifications

Under the Trust’s organizational documents, its Officers and Board of Trustees (“Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for the general indemnification of Trustees and Officers. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

(10) Securities Valuations

The Funds use various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

58

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

●
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

(11) Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Short term notes – Investments of the Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, to the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

Open-end investment companies – Investments are valued at net asset value as reported by such investment companies and are categorized as level 1.

59

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

The following is a summary of the fair value hierarchy according to the inputs used as of July 31, 2012 in valuing the Funds’ assets and liabilities:

	Fair Value Measurement at 7/31/2012 using
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 7/31/12
Prime Money Market
Assets
Corporate Bonds	$–	$135,540,537	$–	$135,540,537
U.S. Government Agencies	–	16,058,347	–	16,058,347
Certificates of Deposit	–	72,536,054	–	72,536,054
Commercial Paper	–	182,837,905	–	182,837,905
Demand Notes	–	43,670,000	–	43,670,000
Municipal Demand Notes	–	227,890,830	–	227,890,830
Money Markets	23,665,236	–	–	23,665,236
Repurchase Agreements	–	130,471,000	–	130,471,000
Total	$23,665,236	$809,004,673	$–	$832,669,909

Institutional Money Market
Assets
Corporate Bonds	$–	$278,091,942	$–	$278,091,942
U.S. Government Agencies	–	38,295,213	–	38,295,213
Certificates of Deposit	–	142,505,562	–	142,505,562
Commercial Paper	–	373,193,177	–	373,193,177
Demand Notes	–	62,565,000	–	62,565,000
Municipal Demand Notes	–	560,966,000	–	560,966,000
Money Markets	65,898,095	–	–	65,898,095
Repurchase Agreements	–	127,544,000	–	127,544,000
Total	$65,898,095	$1,583,160,894	$–	$1,649,058,989

Institutional Government Money Market
Assets
U.S. Government Agencies	$–	$681,338,970	$–	$681,338,970
U.S. Treasury Obligations	–	10,001,807	–	10,001,807
Repurchase Agreements	–	566,282,000	–	566,282,000
Total	$–	$1,257,622,777	$–	$1,257,622,777

U.S. Treasury Money Market
Assets
U.S. Treasury Bills	$–	$84,975,307	–	$84,975,307
U.S. Treasury Notes	–	271,542,255	–	271,542,255
Repurchase Agreements	–	632,891,000	–	632,891,000
Total	$–	$989,408,562	$–	$989,408,562

60

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2012

There were no transfers between level 1 and level 2 during the period. The Funds did not have level 3 holdings at the beginning or end of the period ended July 31, 2012.

(12) Subsequent Event

On September 5, 2012, shareholders approved the reorganization of the Fifth Third Money Market Funds into comparable Federated Money Market Funds. Pursuant to this agreement, the Advisors affiliate contributed $2,298,682 to the Institutional Money Market Fund and $539,906 to the Prime Money Market Fund for accumulated losses. These contributions were completed on September 5, 2012.

61

Report of Independent
Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Fifth Third Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fifth Third Prime Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund (four series of Fifth Third Funds, hereafter referred to as the “Funds”) at July 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
September 6, 2012

62

Fifth Third Funds
Supplemental Information (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the Fifth Third Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 through July 31, 2012.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The expense ratio may vary period to period because of various factors, as a result of expenses incurred that are outside the cap (such as extraordinary expenses and interest expense.)

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Fifth Third Funds
Supplemental Information (Unaudited), continued

		Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Expense Paid During Period * 2/1/12– 7/31/12	Expense Ratio During Period 2/1/12– 7/31/12
Prime	Institutional Shares	$1,000.00	$1,000.00	$1.44	0.29%
Money Market	Class A Shares	1,000.00	1,000.00	1.44	0.29%
	Class B Shares	1,000.00	1,000.00	1.44	0.29%
	Class C Shares	1,000.00	1,000.00	1.44	0.29%

Institutional	Institutional Shares	1,000.00	1,000.50	1.04	0.21%
Money Market	Select Shares	1,000.00	1,000.10	1.39	0.28%
	Preferred Shares	1,000.00	1,000.00	1.49	0.30%
	Trust Shares	1,000.00	1,000.00	1.49	0.30%

Institutional	Institutional Shares	1,000.00	1,000.10	0.90	0.18%
Government	Select Shares	1,000.00	1,000.00	0.90	0.18%
Money Market	Preferred Shares	1,000.00	1,000.00	0.90	0.18%
	Trust Shares	1,000.00	1,000.00	0.90	0.18%

U.S. Treasury	Institutional Shares	1,000.00	1,000.00	0.70	0.14%
Money Market	Select Shares	1,000.00	1,000.00	0.70	0.14%
	Preferred Shares	1,000.00	1,000.00	0.70	0.14%
	Trust Shares	1,000.00	1,000.00	0.70	0.14%

*
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

64

Fifth Third Funds
Supplemental Information (Unaudited), continued

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fifth Third Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may however use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, as a result of expenses incurred that are outside the cap (such as extraordinary expenses and interest expense.)

65

Fifth Third Funds
Supplemental Information (Unaudited), continued

		Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Expense Paid During Period * 2/1/12– 7/31/12	Expense Ratio During Period 2/1/12– 7/31/12
Prime	Institutional Shares	$1,000.00	$1,023.42	$1.46	0.29%
Money Market	Class A Shares	1,000.00	$1,023.42	$1.46	0.29%
	Class B Shares	1,000.00	$1,023.42	$1.46	0.29%
	Class C Shares	1,000.00	$1,023.42	$1.46	0.29%

Institutional	Institutional Shares	1,000.00	1,023.82	1.06	0.21%
Money Market	Select Shares	1,000.00	1,023.47	1.41	0.28%
	Preferred Shares	1,000.00	1,023.37	1.51	0.30%
	Trust Shares	1,000.00	1,023.37	1.51	0.30%

Institutional	Institutional Shares	1,000.00	1,023.97	0.91	0.18%
Government	Select Shares	1,000.00	1,023.97	0.91	0.18%
Money Market	Preferred Shares	1,000.00	1,023.97	0.91	0.18%
	Trust Shares	1,000.00	1,023.97	0.91	0.18%

U.S. Treasury	Institutional Shares	1,000.00	1,024.17	0.70	0.14%
Money Market	Select Shares	1,000.00	1,024.17	0.70	0.14%
	Preferred Shares	1,000.00	1,024.17	0.70	0.14%
	Trust Shares	1,000.00	1,024.17	0.70	0.14%

*
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

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Fifth Third Funds
Supplemental Information (Unaudited), continued

FIFTH THIRD FUNDS MANAGEMENT ^

The Trustees and Officers of the Funds, their age, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 38 Fountain Square Plaza, Cincinnati, Ohio 45202.

Independent Trustees

Name and Age	Position(s) Held with the Funds	Term of Office and Length of Time Served1	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Edward Burke Carey Age: 67	Chairman – Board of Trustees	January 1989–Present	Carey Realty Investments, Inc. (real estate development and consulting), President, 1990–Present.	20	Canisius College – Trustee.

David J. Durham Age: 67	Trustee	June 2001–Present	Chairman of Clipper Products, Inc., a wholesale distributor, 2005–Present. Chairman of Norris Products Corp., a wholesale distributor, 2005–Present. President and Chief Executive Officer of Clipper Products, Inc., 1997–Present.	20	None

^ Additional disclosure can be found in the Statement of Additional Information, which can be obtained by calling 1-800-282-5706.

68

Name and Age	Position(s) Held with the Funds	Term of Office and Length of Time Served1	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
J. Joseph Hale Jr. Age: 62	Trustee	March 2001–Present	Consultant, Duke Energy, July 2010–Present. President and CEO of MediLux Health Care, April 2008–March 2010. EVP and Managing Director, DHR International (executive recruiter), April 2007–2008. President, Cinergy Foundation, November 2001–March 2006.	20	Trustee for Hanover College, The Egan Maritime Institute, The Sconset Chapel, The Sconset Trust, The March of Dimes. The Community Foundation for Nantucket

John E. Jaymont Age: 67	Trustee	October 2001–Present	Business Development Director, Printing Industries of Ohio/North Kentucky (printing industry association), Feb. 2002–Present.	20	None

David J. Gruber Age: 48	Trustee	December 2003–Present	President, DJG Financial Consulting (accounting and finance consultant), June 2007–Present. Resources Global Professionals, Project Professional, December 2004–June 2007.	20	CASA of Delaware County

Interested Trustee

Name and Age	Position(s) Held with the Funds	Term of Office and Length of Time Served1	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
E. Keith Wirtz2 Age: 52	President and Trustee	President, April 2007– Present. Trustee March 2010–Present	President, Fifth Third Asset Management, Inc., 2003–Present.	20	None

69

Fifth Third Funds
Supplemental Information (Unaudited), continued

Officers

Name and Age	Position(s) Held with the Funds	Term of Office and Length of Time Served1	Principal Occupation(s) During the Past 5 Years
Matthew A. Ebersbach Age: 42	Vice President	March 2006–Present	Vice President of Fifth Third Bank since 2001. Registered representative of FTAM Funds Distributor, Inc.

Richard B. Ille Age: 47	Vice President	April 2007–Present	Managing Director, Products and Marketing, Fifth Third Asset Management, Inc., 2001–Present. Registered representative of FTAM Funds Distributor, Inc.

James A. Mautino Age: 44	Anti-Money Laundering and Chief Compliance	February 2007–Present	Vice President and Chief Compliance Officer, Fifth Third Asset Management, Inc., August 2005–Present.

Shannon King Age: 40	Treasurer	March 2008–Present
Vice President, Fifth Third Asset Management, Inc., September 2007– Present. Assistant Vice President and Capital Markets Derivative Manager, Fifth Third Bank, 2005–2007. Registered representative of FTAM Funds Distributor Inc.

Julie Tedesco Age: 54	Secretary	June 2011–Present	Senior Vice President and Counsel, State Street Bank and Trust Company (a Massachusetts trust company), 2000–Present.

Tracy Kaufman Age: 53	Assistant Treasurer	June 2007–Present	Assistant Vice President, State Street Bank and Trust Company (a Massachusetts trust company), 1986–Present.

Francine S. Hayes Age: 44	Assistant Secretary	June 2007–Present	Vice President and Counsel, State Street Bank and Trust Company (a Massachusetts trust company), 2004–Present.

1.
Each Trustee serves until the election and qualification of a successor, or until death, resignation, retirement or removal as provided in the Trust’s Amended and Restated Declaration of Trust. Retirement occurs on the last day of the fiscal year in which the Trustee’s 73rd birthday occurs. The Trust’s Officers are elected annually by the Trustees.

2.	Mr. Wirtz is an interested Trustee of the Trust due to his position with the Advisor.

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72

Addresses

Fifth Third Funds	Fifth Third Funds
38 Fountain Square Plaza
Cincinnati, Ohio 45202

Investment Advisor, Administrator and Accountant	Fifth Third Asset Management, Inc.
38 Fountain Square Plaza
Cincinnati, Ohio 45202

Distributor	FTAM Funds Distributor, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Custodian, Sub-Accountant and Sub-Administrator	State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Transfer and Dividend Disbursing Agent	Boston Financial Data Services, Inc.
30 Dan Road
Canton, Massachusetts 02021

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP
1100 Walnut, Suite 1300
Kansas City, Missouri 64106

Advised by:

F T A M

FIFTH THIRD ASSET MANAGEMENT

BEYOND THE TRADITIONAL

FTF3394073113

1-800-282-5706

AR-MMF-7

Item 2.          Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

There have been no amendments to the Code of Ethics since it was last filed.  The Code of Ethics is attached hereto as Exhibit 12(a)(1).

There have been no waivers granted by the registrant to individuals covered by the Code of Ethics during the period covered by this report on Form N-CSR.

Item 3.          Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that it has one audit committee financial expert serving on the registrant’s Audit Committee that possess the attributes identified in Item 3(b) of Form N-CSR.  The name of the audit committee financial expert is David J. Gruber and Mr. Gruber is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4.          Principal Accountant Fees and Services.

(a)       Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services normally provided in connection with statutory and regulatory filings and engagements for the last two fiscal years ended July 31, 2011 and July 31, 2012 were $319,624 and $355,559, respectively.

(b)       Audit Related Fees

The registrant was not billed any fees by the principal accountant for the fiscal year ended July 31, 2011 or July 31, 2012 for assurance and related services that were reasonably related to the performance of the audit of the registrant’s financial statements and not otherwise included under paragraph (a) of this Item 4.

 (c)      Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning in the form of preparation of excise filings and income tax returns for the last two fiscal years ended July 31, 2011 and July 31, 2012 were $83,548 and $111,832, respectively.

(d)       All Other Fees

The aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item for the last two fiscal years ended July 31, 2011 and July 31, 2012 were $0 and $0, respectively.

(e)       Pre-Approval Policies and Procedures

(1)      Audit and Non-Audit Services Pre-Approval Policies and Procedures

            I.        Purpose

Under the Sarbanes-Oxley act of 2002 (the “Act”), the audit committee (the “Committee”) of the Board of Trustees of Fifth Third Funds (the “Trust”) is responsible for the appointment, compensation and oversight of the work of the Trust’s independent auditor.  As part of this responsibility, the Committee is required to grant approval for audit and non-audit services performed by the independent auditor for the Trust in order assure that they do not impair the auditor’s independence from the Trust.  To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that the Trust’s independent auditor may not provide to the Trust, as well as the committee’s administration of the engagement of the independent auditor.  Under these rules, the SEC has provided that a permissible approval of audit and non-audit services can take the form of either (i) an express approval of a particular engagement, or (ii) a pre-approval (where a specific type of service is authorized, generally subject to a fee maximum).  The latter types of approvals are authorized by SEC rules only subject to detailed policies and procedures.  Accordingly, the Committee has adopted these audit and non-audit services pre-approval policies and procedures, which set forth the procedures and the conditions pursuant to which services for the Trust may be performed by the independent auditor under pre-approvals.

II.      General Pre-Approval Policies

It is the policy of the committee that audit and non-audit services to be performed by the Trust’s independent auditor be pre-approved only when in the best interests of the Trust’s shareholders and fully consistent with applicable law and, particularly, the maintenance of the auditor’s independence. In granting any pre-approval, consideration shall be given to:

1.	The qualifications of the auditor to perform the services involved;

2.	The proposed costs (which may be presented as an estimate or based on professional time charges subject to a ceiling) of the services and the reasonableness thereof;

3.	The permissibility of the services under applicable rules and guidance of the SEC;

4.	The effect, if any, of the performance of the proposed services on the auditor’s independence;

5.	The effect of the compensation for the proposed services on the auditor’s independence; and

6.	The effect, if any, of the proposed services on the Trust’s ability to manage or control risk or to improve audit quality.

While non-audit services may include reviewing and/or validating procedures or work products of the Trust, they may not include the production or modification of such procedures or work products. While non-audit services may include market research and strategic insights, such services shall be limited to factual reports and shall not include recommendations.  No pre-approval shall be made in a manner that would constitute a delegation to the Trust’s management.

           III.     Procedures for Pre-Approval by the Committee

1.	Requests for pre-approval shall be in writing and may be made by either the independent auditors or by management of the Trust.

2.
All requests for pre-approval shall be made to the full Committee at regularly scheduled meetings thereof (or at a special meeting of the Committee set to coincide with regular meetings of the Trust’s Board of Trustees) whenever practicable.

3.	Under normal circumstances, requests for pre-approval should be presented at least 14 days prior (and in no event later than 48 hours prior) to the proposed commencement of the engagement.

4.
If consideration of a request for pre-approval on the dates identified in Section III (2) would not be timely, the requesting party shall notify the Committee’s chairman.  The Committee’s chairman shall then determine whether to schedule a special meeting of the Committee (which may be conducted telephonically) on an alternative date or whether the request may appropriately be presented to a delegate of the Committee under procedures set forth in Section IV below.

5.	Requests for pre-approval may include, but are not limited to, the following services:

                      A.  Audit engagement, particularly for interim periods;

                      B.  Preparation of fund tax returns;

C.  Review and consents with respect to use of reports in post-effective amendments to the registration statements of the Trust;

                      D.  Review of its shareholder materials;

                      E.  Review and validation of fund procedures (e.g., valuation, interfund lending, etc.), and

                      F.  Market research and strategic insights.

6.	Requests for pre-approval should identify the nature of the services to be provided in a manner sufficiently specific to allow evaluation of the considerations identified above in Section II.

7.	Requests for pre-approval must include an assessment by the independent auditor of their independence should the request be granted and the proposed services rendered.

8.	The Committee’s action on a request for pre-approval shall be recorded in the Committee’s minutes.

9.
The Committee’s action on a request for pre-approval shall be communicated in writing to the independent auditor and, under normal circumstances, a copy of this communication shall be provided to the Trust’s management.

10.	The Committee’s action on a request for pre-approval shall be reported to the full board of Trustees.

11.	Pre-approvals will be granted for a period of no more than one year.

IV.	Procedures for Pre-Approval by a Delegate of the Committee

1.
Where it has been determined by the Committee’s chairman that consideration of a request for pre-approval by the full Committee would not be timely, the chairman may determine that the request be presented to a member(s) of the Committee appointed by the Committee as its delegate (the “delegate”) for this purpose. (as of the date of the adoption of these guidelines and procedures, John E. Jaymont has been so appointed, and such appointment may be revoked or modified by the Committee at any time.)

2.	Requests for pre-approval shall be in writing and may be made by either the independent auditors or by management of the Trust.

3.	Under normal circumstances, requests for pre-approval should be presented at least 14 days prior (and in no event later than 48 hours prior) to the proposed commencement of the engagement.

4.	Requests for pre-approval may include, but are not limited to, the following services:

a. Audit engagement, particularly for interim periods;

b. Preparation of fund tax returns;

c. Review and consents with respect to use of reports in post-effective amendments to the registration statements of the Trust;

d. Review of its shareholder materials;

e. Review and validation of fund procedures (e.g., valuation, interfund lending, etc.); and

f. Market research and strategic insights.

5.	Requests for pre-approval should identify the nature of the services to be provided in a manner sufficiently specific to allow evaluation of the considerations identified above in Section II.

6.	Requests for pre-approval must include an assessment by the independent auditor of their independence should the request be granted and the proposed services rendered.

7.
The delegate’s action on a request for pre-approval shall be communicated in writing to the independent auditor, with a copy to each other member of the Committee and, under normal circumstances, to the Trust’s management.

8.
Pre-approvals by the delegate shall be reviewed by the Committee at a meeting held no later than the next scheduled meeting of the Board of Trustees or the Committee, whichever occurs sooner.  An earlier review shall be conducted upon the written request of one or more Committee members addressed to the Committee’s Chairman.

9.
Pre-approvals by the delegate may be modified or revoked by the Committee, but will not absolve the Trust of its responsibility to compensate the independent auditor for services rendered prior to such modification or revocation.

10.	The results of the Committee’s review of the delegate’s action on a request for pre-approval shall be recorded in the Committee’s minutes and reported to the full board of Trustees.

11.	Pre-approvals will be granted by the delegate for a period of no more than one year.

V.	Procedures for Monitoring Engagements Authorized under Pre-Approval Procedures

The independent auditor shall inform the Committee in writing upon the Commencement of services rendered under a pre-approval. The independent auditor shall thereafter provide the Committee with written quarterly progress reports within one month of the close of each calendar quarter detailing the work done and fees and other charges incurred during said calendar quarter. Should fees and expenses exceed those specified in a pre-approval (or appear likely to do so prior to completion of the work), the independent auditor or management shall so apprise the Committee and an additional express approval or pre-approval must be obtained.

VI.	Amendment

These policies and procedures may be amended or revoked at any time by the Committee and shall be reviewed at least annually in conjunction with review of the Audit Committee charter.

(2)    None, or 0% of services relating to the Audit-Related Fees, Tax Fees and All Other Fees disclosed above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     No disclosures are required by this Item 4(f).

(g)    The aggregate non-audit fees billed for the fiscal year ended July 31, 2011 and July 31, 2012 for services rendered by the principal accountant to the registrant were $83,548 and $111,832, respectively.

The aggregate non-audit fees billed for the fiscal year ended July 31, 2011 and July 31, 2012 for services rendered by the principal accountant to the investment adviser were $0 and $0, respectively.

(h)    The Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.          Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.          Schedule of Investments.

(a)       A Schedule of Investments is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)       Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10.        Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed its procedures pursuant to Item 22(b)(15) of Schedule 14A or this Item.

Item 11.        Controls and Procedures.

(a)       The registrant’s principal executive officer and principal financial officer have concluded based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)       There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.        Exhibits.

(a)(1)   The Code of Ethics is attached hereto.

(a)(2)   The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto.

(a)(3)   Not applicable.

(b)       The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIFTH THIRD FUNDS

/s/ E. Keith Wirtz
E. Keith Wirtz
President

Date:  September 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ E. Keith Wirtz
E. Keith Wirtz
President
(Principal Executive Officer)

Date:  September 13, 2012

/s/ Shannon King
Shannon King
Treasurer
(Principal Financial and Accounting Officer)

Date:  September 13, 2012